Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund Access VP High Yield
m
Repurchase Agreements
(a)
(98.9%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $14,654,716 $ 14,653,000 $ 14,653,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,653,000) 14,653,000
TOTAL INVESTMENT SECURITIES
  (Cost $14,653,000)— 98.9% 14,653,000
Net other assets (liabilities) — 1.1% 168,120
NET ASSETS — 100.0% $ 14,821,120
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares iBoxx $ High Yield
Corporate Bond ETF Goldman Sachs International 4/23/25 3.33% $ 3,768,181 $ (29,197)
iShares iBoxx $ High Yield
Corporate Bond ETF UBS AG 4/23/25 5.13% 11,079,465 (89,750)
$14,847,646 $(118,947)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Asia 30
Common Stocks (100.1%)
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 12,012 $ 1,588,346
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 49,509 433,699
Baidu, Inc.
*ADR
(Interactive Media & Services) 6,197 570,310
BHP Group, Ltd.
ADR(a)
(Metals & Mining) 18,909 917,843
Bilibili, Inc.
*ADR(a)
(Entertainment) 23,509 449,257
Daqo New Energy Corp.
*ADR
(Semiconductors &
Semiconductor Equipment) 22,295 403,762
DiDi Global, Inc.
*ADR
(Ground Transportation) 111,092 537,685
Full Truck Alliance Co., Ltd.
ADR
(Ground Transportation) 42,227 539,239
Futu Holdings, Ltd.
*ADR
(Capital Markets) 5,494 562,311
HDFC Bank, Ltd.
ADR
(Banks) 16,929 1,124,762
ICICI Bank, Ltd.
ADR
(Banks) 28,236 889,999
Infosys, Ltd.
ADR(a)
(IT Services) 35,583 649,390
iQIYI, Inc.
*ADR(a)
(Entertainment) 203,914 460,846
JD.com, Inc.
ADR
(Broadline Retail) 18,271 751,303
JinkoSolar Holding Co., Ltd
ADR
(Semiconductors &
Semiconductor Equipment) 16,801 313,171
Kanzhun, Ltd.
ADR
(Interactive Media & Services) 32,516 623,332
KE Holdings, Inc.
ADR
(Real Estate Management &
Development) 27,789 558,281
Li Auto, Inc.
*ADR(a)
(Automobiles) 21,017 529,628
NetEase, Inc.
ADR
(Entertainment) 7,219 742,979
New Oriental Education & Technology Group, Inc.
*ADR
(Diversified Consumer Services) 7,283 348,200
NIO, Inc.
*ADR(a)
(Automobiles) 98,635 375,799
Qifu Technology, Inc.
ADR
(Consumer Finance) 11,754 527,872
Sea, Ltd.
*ADR
(Entertainment) 6,197 808,647
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 6,835 1,134,610
Tencent Music Entertainment Group
ADR
(Entertainment) 42,482 612,166
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 8,433 536,170
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 73,402 524,824
Up Fintech Holding, Ltd.
*ADR
(Capital Markets) 59,283 509,241
XPeng, Inc.
*ADR
(Automobiles) 35,583 737,281
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 24,595 487,965
TOTAL COMMON STOCKS
  (Cost $12,169,658) 19,248,918
Collateral for Securities Loaned
(b)
(16.3%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(c)
3,128,533 $ 3,128,533
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $3,128,533) 3,128,533
TOTAL INVESTMENT SECURITIES
  (Cost $15,298,191)— 116.4% 22,377,451
Net other assets (liabilities) — (16.4)% (3,146,386)
NET ASSETS — 100.0% $ 19,231,065
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $3,057,429.
(b)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
ADR
American Depositary Receipt
ProFund VP Asia 30 invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Air Freight & Logistics $ 487,965 2.5%
Automobiles 1,642,708 8.5%
Banks 2,014,761 10.5%
Broadline Retail 2,339,650 12.2%
Capital Markets 1,071,552 5.6%
Consumer Finance 527,872 2.7%
Diversified Consumer Services 348,200 1.8%
Entertainment 3,073,894 16.0%
Ground Transportation 1,076,924 5.6%
Hotels, Restaurants & Leisure 536,170 2.8%
Interactive Media & Services 1,193,642 6.2%
IT Services 649,390 3.4%
Metals & Mining 917,843 4.8%
Real Estate Management & Development 558,281 2.9%
Semiconductors & Semiconductor Equipment 2,810,066 14.6%
Other
**
(17,853) (0.1)%
Total $ 19,231,065 100.0%
ProFund VP Asia 30 invested in securities with exposure to the following countries as or
March 31, 2025:
Value
% of Net
Assets
Australia $ 917,843 4.8%
China 12,202,834 63.4%
Hong Kong 562,311 2.9%
India 2,664,151 13.9%
Singapore 808,646 4.2%
Taiwan 2,093,133 10.9%
Other
**
(17,853) (0.1)%
Total $ 19,231,065 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Banks
Common Stocks (98.6%)
Shares Value
Ameris Bancorp (Banks) 821 $ 47,265
Apollo Global Management, Inc. - Class A (Financial
Services) 344 47,107
Associated Banc-Corp. (Banks) 2,141 48,237
Atlantic Union Bankshares Corp. (Banks) 1,447 45,060
Axos Financial, Inc.
*
(Banks) 742 47,874
Banc of California, Inc. (Banks) 3,386 48,047
BancFirst Corp. (Banks) 333 36,587
Bank of America Corp. (Banks) 1,162 48,490
Bank of Hawaii Corp. (Banks) 697 48,072
Bank OZK (Banks) 1,056 45,883
BankUnited, Inc. (Banks) 1,391 47,906
Banner Corp. (Banks) 733 46,743
BOK Financial Corp. (Banks) 459 47,805
Cadence Bank (Banks) 1,575 47,817
Cathay General Bancorp (Banks) 1,090 46,903
Citigroup, Inc. (Banks) 682 48,415
Citizens Financial Group, Inc. (Banks) 1,146 46,952
Columbia Banking System, Inc. (Banks) 1,929 48,109
Comerica, Inc. (Banks) 803 47,425
Commerce Bancshares, Inc. (Banks) 777 48,353
Community Financial System, Inc. (Banks) 688 39,120
Corebridge Financial, Inc (Financial Services) 1,462 46,155
Cullen/Frost Bankers, Inc. (Banks) 376 47,075
CVB Financial Corp. (Banks) 2,493 46,021
East West Bancorp, Inc. (Banks) 543 48,739
Eastern Bankshares, Inc. (Banks) 2,957 48,494
Equitable Holdings, Inc. (Financial Services) 902 46,985
Essent Group, Ltd. (Financial Services) 859 49,581
F.N.B. Corp. (Banks) 3,497 47,035
Fifth Third Bancorp (Banks) 1,203 47,158
First Bancorp (Banks) 2,640 50,608
First Citizens BancShares, Inc. - Class A (Banks) 26 48,207
First Financial Bancorp (Banks) 1,289 32,199
First Financial Bankshares, Inc. (Banks) 1,323 47,522
First Hawaiian, Inc. (Banks) 1,890 46,192
First Horizon Corp. (Banks) 2,476 48,076
First Interstate BancSystem, Inc. - Class A (Banks) 1,640 46,986
First Merchants Corp. (Banks) 733 29,643
Fulton Financial Corp. (Banks) 2,627 47,522
Glacier Bancorp, Inc. (Banks) 1,048 46,343
Hancock Whitney Corp. (Banks) 921 48,306
Hilltop Holdings, Inc.
*
(Banks) 1,157 35,231
Home BancShares, Inc. (Banks) 1,662 46,985
Huntington Bancshares, Inc. (Banks) 3,187 47,837
Independent Bank Corp. (Banks) 755 47,301
International Bancshares Corp. (Banks) 755 47,610
Jackson Financial, Inc. - Class A (Financial Services) 576 48,257
JPMorgan Chase & Co. (Banks) 203 49,795
KeyCorp (Banks) 2,995 47,890
Lakeland Financial Corp. (Banks) 372 22,112
M&T Bank Corp. (Banks) 269 48,084
MGIC Investment Corp. (Financial Services) 2,052 50,849
Mr. Cooper Group, Inc.
*
(Financial Services) 461 55,137
NBT Bancorp, Inc. (Banks) 655 28,100
New York Community Bancorp, Inc. (Banks) 3,976 46,201
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,342 48,379
Northern Trust Corp. (Capital Markets) 472 46,563
OFG Bancorp (Banks) 1,094 43,782
Old National Bancorp (Banks) 2,249 47,656
Pacific Premier Bancorp, Inc. (Banks) 1,809 38,568
Pathward Financial, Inc. (Banks) 617 45,010
PennyMac Financial Services, Inc. (Financial Services) 483 48,353
Pinnacle Financial Partners, Inc. (Banks) 457 48,460
PNC Financial Services Group, Inc. (Banks) 271 47,634
Common Stocks (98.6%), continued
Shares Value
Popular, Inc. (Banks) 532 $ 49,140
Prosperity Bancshares, Inc. (Banks) 660 47,104
Provident Financial Services, Inc. (Banks) 1,912 32,829
Radian Group, Inc. (Financial Services) 1,501 49,638
Regions Financial Corp. (Banks) 2,202 47,849
Renasant Corp. (Banks) 1,377 46,722
Rocket Cos, Inc.
*
(Financial Services) 3,254 39,276
Seacoast Banking Corp. of Florida (Banks) 1,234 31,751
ServisFirst Bancshares, Inc. (Banks) 568 46,917
Simmons First National Corp. - Class A (Banks) 1,852 38,022
SouthState Corp. (Banks) 514 47,709
Synovus Financial Corp. (Banks) 1,035 48,376
Texas Capital Bancshares, Inc.
*
(Banks) 643 48,032
The Bancorp, Inc.
*
(Banks) 914 48,296
The Bank of New York Mellon Corp. (Capital Markets) 574 48,141
Triumph Financial, Inc.
*
(Banks) 540 31,212
Truist Financial Corp. (Banks) 1,164 47,899
Trustmark Corp. (Banks) 910 31,386
U.S. Bancorp (Banks) 1,112 46,949
UMB Financial Corp. (Banks) 468 47,315
United Bankshares, Inc. (Banks) 1,355 46,978
United Community Banks, Inc. (Banks) 1,631 45,880
Valley National Bancorp (Banks) 5,335 47,428
Voya Financial, Inc. (Financial Services) 701 47,500
Walker & Dunlop, Inc. (Financial Services) 537 45,838
Washington Federal, Inc. (Banks) 1,611 46,042
Webster Financial Corp. (Banks) 933 48,096
Wells Fargo & Co. (Banks) 673 48,315
WesBanco, Inc. (Banks) 1,496 46,316
Western Alliance Bancorp (Banks) 612 47,020
Wintrust Financial Corp. (Banks) 422 47,458
WSFS Financial Corp. (Banks) 892 46,268
Zions Bancorp N.A. (Banks) 967 48,215
TOTAL COMMON STOCKS
  (Cost $2,770,512) 4,418,728
TOTAL INVESTMENT SECURITIES
  (Cost $2,770,512)— 98.6% 4,418,728
Net other assets (liabilities) — 1.4% 63,296
NET ASSETS — 100.0% $ 4,482,024
*
Non-income producing security.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Banks
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Banks Select Industry Index Goldman Sachs International 4/23/25 5.08% $ 85,555 $ (3,354)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Banks invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Banks $ 3,700,969 82.6%
Capital Markets 94,704 2.1%
Financial Services 623,055 13.9%
Other
**
63,296 1 .4%
Total $ 4,482,024 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Bear
Repurchase Agreements
(a)(b)
(98.0%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $1,880,220 $ 1,880,000 $ 1,880,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,880,000) 1,880,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,880,000)— 98.0% 1,880,000
Net other assets (liabilities) — 2.0% 38,773
NET ASSETS — 100.0% $ 1,918,773
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $218,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 1 6/23/25 $ (282,663) $ (1,231)
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 4/28/25 (4.83)% $ (987,686) $ 12,916
S&P 500 UBS AG 4/28/25 (4.73)% (645,924) 9,633
$(1,633,610) $22,549
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Biotechnology
Common Stocks (98.0%)
Shares Value
89bio, Inc.
*
(Biotechnology) 9,659 $ 70,221
AbbVie, Inc. (Biotechnology) 3,587 751,548
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 14,095 234,118
ADMA Biologics, Inc.
*
(Biotechnology) 15,717 311,825
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 6,589 193,058
Akebia Therapeutics, Inc.
*
(Biotechnology) 14,541 27,919
Akero Therapeutics, Inc. (Biotechnology) 5,213 211,022
Alkermes PLC
*
(Biotechnology) 10,588 349,616
Alnylam Pharmaceuticals, Inc.
*
(Biotechnology) 3,138 847,324
Altimmune, Inc.
*(a)
(Biotechnology) 10,111 50,555
Amgen, Inc. (Biotechnology) 2,434 758,313
Amicus Therapeutics, Inc.
*
(Biotechnology) 17,858 145,721
AnaptysBio, Inc.
*
(Biotechnology) 2,194 40,786
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 8,969 76,954
Apellis Pharmaceuticals, Inc.
*
(Biotechnology) 12,677 277,246
Apogee Therapeutics, Inc.
*
(Biotechnology) 3,026 113,051
Arbutus Biopharma Corp.
*
(Biotechnology) 5,831 20,350
Arcellx, Inc.
*
(Biotechnology) 4,117 270,075
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 3,482 36,874
Arcus Biosciences, Inc.
*
(Biotechnology) 7,905 62,054
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 11,286 176,513
Ardelyx, Inc.
*
(Biotechnology) 27,687 135,943
ArriVent Biopharma, Inc.
*
(Biotechnology) 1,225 22,650
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 13,567 172,844
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 5,301 66,687
Avidity Biosciences, Inc.
*
(Biotechnology) 10,191 300,838
Beam Therapeutics, Inc.
*
(Biotechnology) 8,436 164,755
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 17,827 133,703
Biogen, Inc.
*
(Biotechnology) 5,426 742,494
Biohaven, Ltd.
*
(Biotechnology) 8,423 202,489
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 9,215 651,408
Blueprint Medicines Corp.
*
(Biotechnology) 6,989 618,596
Bridgebio Pharma, Inc.
*
(Biotechnology) 14,224 491,724
Capricor Therapeutics, Inc.
*
(Biotechnology) 5,840 55,422
CareDx, Inc.
*
(Biotechnology) 6,990 124,073
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 7,368 178,674
Celldex Therapeutics, Inc.
*
(Biotechnology) 7,624 138,376
CG Oncology, Inc.
*
(Biotechnology) 5,027 123,111
Cogent Biosciences, Inc.
*
(Biotechnology) 11,800 70,682
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 7,187 241,052
CRISPR Therapeutics AG
*(a)
(Biotechnology) 10,277 349,726
Cullinan Therapeutics, Inc.
*
(Biotechnology) 3,866 29,266
Cytokinetics, Inc.
*
(Biotechnology) 10,379 417,132
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 8,386 66,501
Denali Therapeutics, Inc.
*
(Biotechnology) 9,088 123,551
Dianthus Therapeutics, Inc.
*
(Biotechnology) 1,680 30,475
Disc Medicine, Inc.
*
(Biotechnology) 2,395 118,888
Dynavax Technologies Corp.
*
(Biotechnology) 11,567 150,024
Dyne Therapeutics, Inc.
*
(Biotechnology) 10,370 108,470
Emergent BioSolutions, Inc.
*
(Biotechnology) 7,819 38,000
Exact Sciences Corp.
*
(Biotechnology) 16,411 710,432
Exelixis, Inc.
*
(Biotechnology) 16,198 598,030
Geron Corp.
*
(Biotechnology) 62,042 98,647
Gilead Sciences, Inc. (Biotechnology) 6,673 747,710
GRAIL, Inc.
*(a)
(Biotechnology) 4,285 109,439
Halozyme Therapeutics, Inc.
*
(Biotechnology) 7,819 498,930
Humacyte, Inc.
*
(Biotechnology) 13,019 22,197
Ideaya Biosciences, Inc.
*
(Biotechnology) 8,542 139,918
ImmunityBio, Inc.
*(a)
(Biotechnology) 22,840 68,748
Immunome, Inc.
*
(Biotechnology) 7,211 48,530
Immunovant, Inc.
*
(Biotechnology) 9,770 166,969
Incyte Corp.
*
(Biotechnology) 11,230 679,977
Insmed, Inc.
*
(Biotechnology) 10,273 783,728
Intellia Therapeutics, Inc.
*
(Biotechnology) 12,674 90,112
Ionis Pharmaceuticals, Inc.
*
(Biotechnology) 12,403 374,199
Common Stocks (98.0%), continued
Shares Value
Iovance Biotheraputics, Inc.
*
(Biotechnology) 29,664 $ 98,781
Janux Therapeutics, Inc.
*
(Biotechnology) 3,960 106,920
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 1,849 21,337
Keros Therapeutics, Inc.
*
(Biotechnology) 3,894 39,680
Krystal Biotech, Inc.
*
(Biotechnology) 1,700 306,510
Kura Oncology, Inc.
*
(Biotechnology) 9,226 60,892
Kymera Therapeutics, Inc.
*
(Biotechnology) 4,151 113,613
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 2,104 696,908
Mannkind Corp.
*
(Biotechnology) 18,575 93,432
MiMedx Group, Inc.
*
(Biotechnology) 4,614 35,066
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 3,649 164,387
Moderna, Inc.
*
(Biotechnology) 21,726 615,932
Myriad Genetics, Inc.
*
(Biotechnology) 10,331 91,636
Natera, Inc.
*
(Biotechnology) 5,264 744,382
Neurocrine Biosciences, Inc.
*
(Biotechnology) 6,974 771,324
Novavax, Inc.
*
(Biotechnology) 19,544 125,277
Nurix Therapeutics, Inc.
*
(Biotechnology) 7,747 92,034
Nuvalent, Inc.
*
- Class A (Biotechnology) 3,603 255,525
Organogenesis Holdings, Inc.
*
(Biotechnology) 2,252 9,729
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 5,449 30,405
Praxis Precision Medicines, Inc.
*
(Biotechnology) 2,058 77,936
Protagonist Therapeutics, Inc.
*
(Biotechnology) 3,115 150,641
Prothena Corp. PLC
*
(Biotechnology) 3,095 38,301
PTC Therapeutics, Inc.
*
(Biotechnology) 4,016 204,655
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 42,113 222,778
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 1,103 699,556
Relay Therapeutics, Inc.
*
(Biotechnology) 14,431 37,809
Replimune Group, Inc.
*
(Biotechnology) 5,532 53,937
REVOLUTION Medicines, Inc.
*
(Biotechnology) 11,500 406,640
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 4,063 215,217
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 1,506 27,093
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 10,969 73,163
Roivant Sciences, Ltd.
*
(Biotechnology) 34,886 352,000
Sana Biotechnology, Inc.
*
(Biotechnology) 13,732 23,070
Sarepta Therapeutics, Inc.
*
(Biotechnology) 6,859 437,741
Scholar Rock Holding Corp.
*
(Biotechnology) 7,859 252,667
Soleno Therapeutics, Inc.
*
(Biotechnology) 3,262 233,070
SpringWorks Therapeutics, Inc.
*
(Biotechnology) 7,806 344,479
Spyre Therapeutics, Inc.
*
(Biotechnology) 4,949 79,852
Stoke Therapeutics, Inc.
*
(Biotechnology) 4,342 28,874
Summit Therapeutics, Inc.
*
(Biotechnology) 16,168 311,881
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 12,072 148,305
TG Therapeutics, Inc.
*
(Biotechnology) 12,798 504,625
Travere Therapeutics, Inc.
*
(Biotechnology) 10,215 183,053
Twist Bioscience Corp.
*
(Biotechnology) 6,987 274,310
Ultragenyx Pharmaceutical, Inc.
*
(Biotechnology) 6,250 226,313
uniQure N.V.
*
(Biotechnology) 5,812 61,607
United Therapeutics Corp.
*
(Biotechnology) 2,477 763,585
Vaxcyte, Inc.
*
(Biotechnology) 9,276 350,262
Vera Therapeutics, Inc.
*
(Biotechnology) 5,973 143,471
Veracyte, Inc.
*
(Biotechnology) 7,809 231,537
Vericel Corp.
*
(Biotechnology) 3,357 149,789
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,535 744,199
Verve Therapeutics, Inc.
*
(Biotechnology) 7,923 36,208
Viking Therapeutics, Inc.
*
(Biotechnology) 12,932 312,308
Vir Biotechnology, Inc.
*
(Biotechnology) 12,043 78,039
Viridian Therapeutics, Inc.
*
(Biotechnology) 7,451 100,439
Xencor, Inc.
*
(Biotechnology) 6,104 64,947
TOTAL COMMON STOCKS
  (Cost $21,199,648) 29,348,390

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Biotechnology
Repurchase Agreements
(b)
(1.5%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $443,052 $ 443,000 $ 443,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $443,000) 443,000
Collateral for Securities Loaned
(c)
(2.8%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(d)
835,237 835,237
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $835,237) 835,237
TOTAL INVESTMENT SECURITIES
  (Cost $22,477,885)— 102.3% 30,626,627
Net other assets (liabilities) — (2.3)% (689,196)
NET ASSETS — 100.0% $ 29,937,431
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $757,385.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Biotechnology Select
Industry Index Goldman Sachs International 4/23/25 5.08% $ 752,017 $ (75,808)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Biotechnology invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Biotechnology $ 29,348,390 98.0%
Other
**
589,041 2.0%
Total $ 29,937,431 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks (76.3%)
Shares Value
3M Co. (Industrial Conglomerates) 574 $ 84,298
A.O. Smith Corp. (Building Products) 125 8,170
Abbott Laboratories (Health Care Equipment &
Supplies) 1,833 243,147
AbbVie, Inc. (Biotechnology) 1,866 390,964
Accenture PLC - Class A (IT Services) 661 206,258
Adobe, Inc.
*
(Software) 460 176,424
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,713 175,994
Aflac, Inc. (Insurance) 523 58,152
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 301 35,211
Air Products & Chemicals, Inc. (Chemicals) 235 69,306
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 458 54,713
Akamai Technologies, Inc.
*
(IT Services) 159 12,800
Albemarle Corp. (Chemicals) 124 8,930
Alexandria Real Estate Equities, Inc. (Office REITs) 163 15,079
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 74 11,756
Allegion PLC (Building Products) 92 12,002
Alliant Energy Corp. (Electric Utilities) 271 17,439
Allstate Corp. (Insurance) 280 57,980
Alphabet, Inc. - Class A (Interactive Media & Services) 6,164 953,201
Alphabet, Inc. - Class C (Interactive Media & Services) 4,996 780,525
Altria Group, Inc. (Tobacco) 1,791 107,496
Amazon.com, Inc.
*
(Broadline Retail) 9,968 1,896,513
Amcor PLC (Containers & Packaging) 1,528 14,822
Ameren Corp. (Multi-Utilities) 285 28,614
American Electric Power Co., Inc. (Electric Utilities) 563 61,519
American Express Co. (Consumer Finance) 586 157,663
American International Group, Inc. (Insurance) 626 54,424
American Tower Corp. - Class A (Specialized REITs) 494 107,495
American Water Works Co., Inc. (Water Utilities) 205 30,242
Ameriprise Financial, Inc. (Capital Markets) 102 49,379
AMETEK, Inc. (Electrical Equipment) 244 42,002
Amgen, Inc. (Biotechnology) 568 176,960
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 1,280 83,955
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 524 105,675
ANSYS, Inc.
*
(Software) 92 29,124
Aon PLC - Class A (Insurance) 229 91,392
APA Corp. (Oil, Gas & Consumable Fuels) 392 8,240
Apollo Global Management, Inc. - Class A (Financial
Services) 472 64,636
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 15,875 3,526,314
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 859 124,658
Aptiv PLC
*
(Automobile Components) 242 14,399
Arch Capital Group, Ltd.
*
(Insurance) 397 38,183
Archer-Daniels-Midland Co. (Food Products) 506 24,293
Arista Networks, Inc.
*
(Communications Equipment) 1,092 84,608
Arthur J. Gallagher & Co. (Insurance) 269 92,870
Assurant, Inc. (Insurance) 54 11,327
AT&T, Inc. (Diversified Telecommunication Services) 7,586 214,532
Atmos Energy Corp. (Gas Utilities) 168 25,969
Autodesk, Inc.
*
(Software) 228 59,690
Automatic Data Processing, Inc. (Professional Services) 430 131,378
AutoZone, Inc.
*
(Specialty Retail) 18 68,630
AvalonBay Communities, Inc. (Residential REITs) 150 32,193
Avery Dennison Corp. (Containers & Packaging) 84 14,949
Axon Enterprise, Inc.
*
(Aerospace & Defense) 77 40,498
Baker Hughes Co. (Energy Equipment & Services) 1,047 46,016
Ball Corp. (Containers & Packaging) 316 16,454
Common Stocks (76.3%), continued
Shares Value
Bank of America Corp. (Banks) 6,998 $ 292,027
Baxter International, Inc. (Health Care Equipment &
Supplies) 541 18,518
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 303 69,405
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,937 1,031,608
Best Buy Co., Inc. (Specialty Retail) 206 15,164
Biogen, Inc.
*
(Biotechnology) 154 21,073
Bio-Techne Corp. (Life Sciences Tools & Services) 167 9,791
BlackRock, Inc. (Capital Markets) 154 145,758
Blackstone, Inc. (Capital Markets) 773 108,050
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 34 156,635
Boston Properties, Inc. (Office REITs) 153 10,280
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 1,557 157,070
Bristol-Myers Squibb Co. (Pharmaceuticals) 2,145 130,824
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 4,954 829,448
Broadridge Financial Solutions, Inc. (Professional
Services) 123 29,823
Brown & Brown, Inc. (Insurance) 251 31,224
Brown-Forman Corp. - Class B (Beverages) 193 6,550
Builders FirstSource, Inc.
*
(Building Products) 121 15,118
Bunge Global SA (Food Products) 141 10,775
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 126 12,902
Cadence Design Systems, Inc.
*
(Software) 290 73,756
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 225 5,625
Camden Property Trust (Residential REITs) 112 13,698
Campbell Soup Co. (Food Products) 208 8,303
Capital One Financial Corp. (Consumer Finance) 403 72,258
Cardinal Health, Inc. (Health Care Providers & Services) 255 35,131
CarMax, Inc.
*
(Specialty Retail) 162 12,623
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 1,108 21,639
Carrier Global Corp. (Building Products) 853 54,080
Caterpillar, Inc. (Machinery) 505 166,548
Cboe Global Markets, Inc. (Capital Markets) 111 25,118
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 312 40,804
CDW Corp. (Electronic Equipment, Instruments &
Components) 141 22,597
Cencora, Inc. (Health Care Providers & Services) 182 50,612
Centene Corp.
*
(Health Care Providers & Services) 524 31,812
CenterPoint Energy, Inc. (Multi-Utilities) 689 24,962
CF Industries Holdings, Inc. (Chemicals) 184 14,380
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 54 8,128
Charter Communications, Inc.
*
- Class A (Media) 102 37,590
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,766 295,434
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 1,432 71,901
Chubb, Ltd. (Insurance) 394 118,984
Church & Dwight Co., Inc. (Household Products) 260 28,623
Cincinnati Financial Corp. (Insurance) 166 24,522
Cintas Corp. (Commercial Services & Supplies) 362 74,402
Cisco Systems, Inc. (Communications Equipment) 4,209 259,738
Citigroup, Inc. (Banks) 1,984 140,844
Citizens Financial Group, Inc. (Banks) 463 18,969
CME Group, Inc. (Capital Markets) 381 101,075
CMS Energy Corp. (Multi-Utilities) 316 23,735
Cognizant Technology Solutions Corp. - Class A (IT
Services) 523 40,010
Colgate-Palmolive Co. (Household Products) 857 80,301
Comcast Corp. - Class A (Media) 3,986 147,084
Conagra Brands, Inc. (Food Products) 505 13,468

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Bull
Common Stocks (76.3%), continued
Shares Value
ConocoPhillips (Oil, Gas & Consumable Fuels) 1,348 $ 141,567
Consolidated Edison, Inc. (Multi-Utilities) 367 40,587
Constellation Brands, Inc. - Class A (Beverages) 164 30,097
Constellation Energy Corp. (Electric Utilities) 331 66,740
Copart, Inc.
*
(Commercial Services & Supplies) 927 52,459
Corning, Inc. (Electronic Equipment, Instruments &
Components) 815 37,311
Corpay, Inc.
*
(Software) 73 25,457
Corteva, Inc. (Chemicals) 724 45,561
CoStar Group, Inc.
*
(Real Estate Management &
Development) 445 35,257
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 469 443,571
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 780 22,542
Crowdstrike Holdings, Inc.
*
- Class A (Software) 260 91,671
Crown Castle International Corp. (Specialized REITs) 459 47,842
CSX Corp. (Ground Transportation) 2,039 60,008
Cummins, Inc. (Machinery) 146 45,762
CVS Health Corp. (Health Care Providers & Services) 1,333 90,311
D.R. Horton, Inc. (Household Durables) 300 38,139
Danaher Corp. (Life Sciences Tools & Services) 676 138,580
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 123 25,554
DaVita, Inc.
*
(Health Care Providers & Services) 47 7,190
Dayforce, Inc.
*
(Professional Services) 168 9,799
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 160 17,890
Deere & Co. (Machinery) 268 125,786
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 330 30,080
Delta Air Lines, Inc. (Passenger Airlines) 678 29,561
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 695 25,993
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 413 28,204
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 198 31,656
Digital Realty Trust, Inc. (Specialized REITs) 334 47,859
Discover Financial Services (Consumer Finance) 265 45,236
Dollar General Corp. (Consumer Staples Distribution &
Retail) 232 20,400
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 213 15,990
Dominion Energy, Inc. (Multi-Utilities) 888 49,790
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 37 17,000
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 359 65,614
Dover Corp. (Machinery) 146 25,649
Dow, Inc. (Chemicals) 745 26,015
DTE Energy Co. (Multi-Utilities) 219 30,281
Duke Energy Corp. (Electric Utilities) 820 100,015
DuPont de Nemours, Inc. (Chemicals) 442 33,009
Eastman Chemical Co. (Chemicals) 122 10,749
Eaton Corp. PLC (Electrical Equipment) 418 113,625
eBay, Inc. (Broadline Retail) 507 34,339
Ecolab, Inc. (Chemicals) 267 67,690
Edison International (Electric Utilities) 409 24,098
Edwards LifeSciences Corp.
*
(Health Care Equipment &
Supplies) 623 45,155
Electronic Arts, Inc. (Entertainment) 251 36,275
Elevance Health, Inc. (Health Care Providers & Services) 245 106,565
Eli Lilly & Co. (Pharmaceuticals) 833 687,982
Emerson Electric Co. (Electrical Equipment) 595 65,236
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 140 8,687
Entergy Corp. (Electric Utilities) 453 38,727
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 594 76,175
EPAM Systems, Inc.
*
(IT Services) 60 10,130
Common Stocks (76.3%), continued
Shares Value
EQT Corp. (Oil, Gas & Consumable Fuels) 631 $ 33,714
Equifax, Inc. (Professional Services) 131 31,906
Equinix, Inc. (Specialized REITs) 103 83,981
Equity Residential (Residential REITs) 361 25,840
Erie Indemnity Co. - Class A (Insurance) 27 11,314
Essex Property Trust, Inc. (Residential REITs) 68 20,847
Everest Group, Ltd. (Insurance) 46 16,713
Evergy, Inc. (Electric Utilities) 243 16,755
Eversource Energy (Electric Utilities) 388 24,099
Exelon Corp. (Electric Utilities) 1,062 48,937
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 222 24,713
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 130 21,853
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 148 17,797
Extra Space Storage, Inc. (Specialized REITs) 224 33,262
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 4,600 547,079
F5, Inc.
*
(Communications Equipment) 61 16,242
FactSet Research Systems, Inc. (Capital Markets) 40 18,186
Fair Isaac Corp.
*
(Software) 26 47,948
Fastenal Co. (Trading Companies & Distributors) 606 46,996
Federal Realty Investment Trust (Retail REITs) 81 7,923
FedEx Corp. (Air Freight & Logistics) 234 57,045
Fidelity National Information Services, Inc. (Financial
Services) 560 41,821
Fifth Third Bancorp (Banks) 708 27,754
First Horizon Corp. (Banks) 1 11
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 113 14,287
FirstEnergy Corp. (Electric Utilities) 543 21,948
Fiserv, Inc.
*
(Financial Services) 601 132,719
Ford Motor Co. (Automobiles) 4,114 41,263
Fortinet, Inc.
*
(Software) 672 64,687
Fortive Corp. (Machinery) 361 26,418
Fox Corp. - Class A (Media) 230 13,018
Fox Corp. - Class B (Media) 140 7,379
Franklin Resources, Inc. (Capital Markets) 329 6,333
Freeport-McMoRan, Inc. (Metals & Mining) 1,519 57,509
Garmin, Ltd. (Household Durables) 162 35,175
Gartner, Inc.
*
(IT Services) 81 33,999
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 483 38,983
GE Vernova, Inc. (Electrical Equipment) 291 88,836
Gen Digital, Inc. (Software) 574 15,234
Generac Holdings, Inc.
*
(Electrical Equipment) 63 7,979
General Dynamics Corp. (Aerospace & Defense) 268 73,051
General Electric Co. (Industrial Conglomerates) 1,134 226,970
General Mills, Inc. (Food Products) 582 34,798
General Motors Co. (Automobiles) 1,052 49,476
Genuine Parts Co. (Distributors) 147 17,513
Gilead Sciences, Inc. (Biotechnology) 1,317 147,570
Global Payments, Inc. (Financial Services) 262 25,655
Globe Life, Inc. (Insurance) 89 11,723
GoDaddy, Inc.
*
- Class A (IT Services) 149 26,841
Halliburton Co. (Energy Equipment & Services) 918 23,290
Hasbro, Inc. (Leisure Products) 139 8,547
HCA Healthcare, Inc. (Health Care Providers &
Services) 189 65,309
Healthpeak Properties, Inc. (Health Care REITs) 741 14,983
Henry Schein, Inc.
*
(Health Care Providers & Services) 132 9,041
Hess Corp. (Oil, Gas & Consumable Fuels) 292 46,641
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 1,389 21,432
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 254 57,798
Hologic, Inc.
*
(Health Care Equipment & Supplies) 237 14,639

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks (76.3%), continued
Shares Value
Honeywell International, Inc. (Industrial Conglomerates) 688 $ 145,684
Hormel Foods Corp. (Food Products) 309 9,560
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 740 10,515
Howmet Aerospace, Inc. (Aerospace & Defense) 428 55,524
HP, Inc. (Technology Hardware, Storage & Peripherals) 992 27,468
Hubbell, Inc. (Electrical Equipment) 57 18,862
Humana, Inc. (Health Care Providers & Services) 128 33,869
Huntington Bancshares, Inc. (Banks) 1,537 23,070
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 41 8,366
IDEX Corp. (Machinery) 80 14,478
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 87 36,536
Illinois Tool Works, Inc. (Machinery) 282 69,939
Incyte Corp.
*
(Biotechnology) 170 10,294
Ingersoll Rand, Inc. (Machinery) 425 34,013
Insulet Corp.
*
(Health Care Equipment & Supplies) 74 19,433
Intel Corp. (Semiconductors & Semiconductor
Equipment) 4,577 103,944
Intercontinental Exchange, Inc. (Capital Markets) 608 104,880
International Business Machines Corp. (IT Services) 977 242,940
International Flavors & Fragrances, Inc. (Chemicals) 270 20,955
International Paper Co. (Containers & Packaging) 558 29,770
Intuit, Inc. (Software) 295 181,127
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 377 186,717
Invesco, Ltd. (Capital Markets) 474 7,191
Invitation Homes, Inc. (Residential REITs) 603 21,015
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 177 31,205
Iron Mountain, Inc. (Specialized REITs) 310 26,672
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 84 12,428
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 116 15,784
Jack Henry & Associates, Inc. (Financial Services) 77 14,060
Jacobs Solutions, Inc. (Professional Services) 130 15,716
Johnson & Johnson (Pharmaceuticals) 2,545 422,063
Johnson Controls International PLC (Building Products) 698 55,917
JPMorgan Chase & Co. (Banks) 2,955 724,861
Juniper Networks, Inc. (Communications Equipment) 351 12,703
Kellanova (Food Products) 284 23,427
Kenvue, Inc. (Personal Care Products) 2,027 48,607
Keurig Dr Pepper, Inc. (Beverages) 1,263 43,220
KeyCorp (Banks) 1,054 16,853
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 183 27,408
Kimberly-Clark Corp. (Household Products) 351 49,919
Kimco Realty Corp. (Retail REITs) 719 15,272
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 2,044 58,315
KKR & Co., Inc. (Capital Markets) 713 82,430
KLA Corp. (Semiconductors & Semiconductor
Equipment) 140 95,172
L3Harris Technologies, Inc. (Aerospace & Defense) 199 41,653
Labcorp Holdings, Inc. (Health Care Providers &
Services) 88 20,481
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 1,356 98,581
Lamb Weston Holdings, Inc. (Food Products) 151 8,048
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 364 14,061
Leidos Holdings, Inc. (Professional Services) 139 18,757
Lennar Corp. - Class A (Household Durables) 247 28,351
Lennox International, Inc. (Building Products) 33 18,507
Linde PLC (Chemicals) 503 234,217
Live Nation Entertainment, Inc.
*
(Entertainment) 166 21,676
LKQ Corp. (Distributors) 275 11,699
Common Stocks (76.3%), continued
Shares Value
Lockheed Martin Corp. - Class B (Aerospace & Defense) 221 $ 98,723
Loews Corp. (Insurance) 187 17,187
Lowe's Cos., Inc. (Specialty Retail) 596 139,005
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 119 33,684
LyondellbBasell Industries N.V. - Class A (Chemicals) 274 19,290
M&T Bank Corp. (Banks) 175 31,281
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 334 48,660
MarketAxess Holdings, Inc. (Capital Markets) 40 8,654
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 243 57,845
Marsh & McLennan Cos., Inc. (Insurance) 519 126,652
Martin Marietta Materials, Inc. (Construction Materials) 64 30,600
Masco Corp. (Building Products) 224 15,577
MasterCard, Inc. - Class A (Financial Services) 861 471,931
Match Group, Inc. (Interactive Media & Services) 266 8,299
McCormick & Co., Inc. (Food Products) 267 21,977
McDonald's Corp. (Hotels, Restaurants & Leisure) 758 236,777
McKesson Corp. (Health Care Providers & Services) 132 88,835
Medtronic PLC (Health Care Equipment & Supplies) 1,355 121,760
Merck & Co., Inc. (Pharmaceuticals) 2,674 240,018
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,314 1,333,698
MetLife, Inc. (Insurance) 612 49,137
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 22 25,980
MGM Resorts International (Hotels, Restaurants &
Leisure) 237 7,025
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 568 27,497
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 1,177 102,270
Microsoft Corp. (Software) 7,856 2,949,063
Mid-America Apartment Communities, Inc. (Residential
REITs) 123 20,612
Moderna, Inc.
*
(Biotechnology) 359 10,178
Mohawk Industries, Inc.
*
(Household Durables) 56 6,394
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 59 19,434
Molson Coors Beverage Co. - Class B (Beverages) 182 11,078
Mondelez International, Inc. - Class A (Food Products) 1,367 92,752
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 50 28,999
Monster Beverage Corp.
*
(Beverages) 740 43,305
Moody's Corp. (Capital Markets) 163 75,907
Morgan Stanley (Capital Markets) 1,307 152,488
Motorola Solutions, Inc. (Communications Equipment) 177 77,492
MSCI, Inc. (Capital Markets) 82 46,371
Nasdaq, Inc. (Capital Markets) 438 33,227
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 214 18,798
Netflix, Inc.
*
(Entertainment) 452 421,503
Newmont Corp. (Metals & Mining) 1,203 58,082
News Corp.
*
- Class A (Media) 401 10,915
News Corp.
*
- Class B (Media) 119 3,614
NextEra Energy, Inc. (Electric Utilities) 2,173 154,044
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 1,249 79,286
NiSource, Inc. (Multi-Utilities) 497 19,925
Nordson Corp. (Machinery) 58 11,700
Norfolk Southern Corp. (Ground Transportation) 239 56,607
Northern Trust Corp. (Capital Markets) 207 20,421
Northrop Grumman Corp. (Aerospace & Defense) 143 73,217

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Bull
Common Stocks (76.3%), continued
Shares Value
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 465 $ 8,816
NRG Energy, Inc. (Electric Utilities) 214 20,428
Nucor Corp. (Metals & Mining) 248 29,844
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 25,880 2,804,874
NVR, Inc.
*
(Household Durables) 3 21,733
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 269 51,126
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 715 35,292
Old Dominion Freight Line, Inc. (Ground
Transportation) 199 32,925
Omnicom Group, Inc. (Media) 208 17,245
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 446 18,148
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 655 64,989
Oracle Corp. (Software) 1,714 239,633
O'Reilly Automotive, Inc.
*
(Specialty Retail) 61 87,387
Otis Worldwide Corp. (Machinery) 419 43,241
PACCAR, Inc. (Machinery) 554 53,943
Packaging Corp. of America (Containers & Packaging) 94 18,614
Palantir Technologies, Inc.
*
- Class A (Software) 2,166 182,810
Palo Alto Networks, Inc.
*
(Software) 700 119,448
Paramount Global
(a)
- Class B (Media) 630 7,535
Parker-Hannifin Corp. (Machinery) 137 83,275
Paychex, Inc. (Professional Services) 339 52,301
Paycom Software, Inc. (Professional Services) 50 10,924
PayPal Holdings, Inc.
*
(Financial Services) 1,045 68,186
Pentair PLC (Machinery) 174 15,222
PepsiCo, Inc. (Beverages) 1,450 217,413
Pfizer, Inc. (Pharmaceuticals) 5,990 151,787
PG&E Corp. (Electric Utilities) 2,319 39,840
Philip Morris International, Inc. (Tobacco) 1,643 260,793
Phillips 66 (Oil, Gas & Consumable Fuels) 437 53,961
Pinnacle West Capital Corp. (Electric Utilities) 120 11,430
PNC Financial Services Group, Inc. (Banks) 419 73,648
Pool Corp. (Distributors) 40 12,734
PPG Industries, Inc. (Chemicals) 245 26,791
PPL Corp. (Electric Utilities) 780 28,166
Principal Financial Group, Inc. (Insurance) 222 18,730
Prologis, Inc. (Industrial REITs) 980 109,554
Prudential Financial, Inc. (Insurance) 374 41,768
PTC, Inc.
*
(Software) 127 19,679
Public Service Enterprise Group, Inc. (Multi-Utilities) 526 43,290
Public Storage (Specialized REITs) 167 49,981
PulteGroup, Inc. (Household Durables) 214 21,999
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 1,169 179,570
Quanta Services, Inc. (Construction & Engineering) 156 39,652
Quest Diagnostics, Inc. (Health Care Providers &
Services) 118 19,966
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 42 9,271
Raymond James Financial, Inc. (Capital Markets) 194 26,949
Raytheon Technologies Corp. (Aerospace & Defense) 1,407 186,372
Realty Income Corp. (Retail REITs) 925 53,659
Regency Centers Corp. (Retail REITs) 172 12,687
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 111 70,400
Regions Financial Corp. (Banks) 962 20,904
Republic Services, Inc. (Commercial Services &
Supplies) 214 51,822
ResMed, Inc. (Health Care Equipment & Supplies) 156 34,921
Revvity, Inc. (Life Sciences Tools & Services) 129 13,648
Rockwell Automation, Inc. (Electrical Equipment) 120 31,006
Rollins, Inc. (Commercial Services & Supplies) 297 16,047
Common Stocks (76.3%), continued
Shares Value
Roper Technologies, Inc. (Software) 113 $ 66,623
Ross Stores, Inc. (Specialty Retail) 349 44,599
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 262 53,825
S&P Global, Inc. (Capital Markets) 333 169,197
Salesforce, Inc. (Software) 1,011 271,311
SBA Communications Corp. - Class A (Specialized
REITs) 113 24,861
Schlumberger N.V. (Energy Equipment & Services) 1,481 61,905
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 223 18,944
Sempra (Multi-Utilities) 670 47,811
ServiceNow, Inc.
*
(Software) 218 173,559
Simon Property Group, Inc. (Retail REITs) 324 53,810
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 170 10,987
Smurfit WestRock PLC (Containers & Packaging) 522 23,521
Snap-on, Inc. (Machinery) 56 18,873
Solventum Corp.
*
(Health Care Equipment & Supplies) 146 11,102
Southwest Airlines Co. (Passenger Airlines) 627 21,055
Stanley Black & Decker, Inc. (Machinery) 163 12,531
Starbucks Corp. (Hotels, Restaurants & Leisure) 1,201 117,806
State Street Corp. (Capital Markets) 304 27,217
Steel Dynamics, Inc. (Metals & Mining) 150 18,762
STERIS PLC (Health Care Equipment & Supplies) 103 23,345
Stryker Corp. (Health Care Equipment & Supplies) 363 135,127
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 533 18,250
Synchrony Financial (Consumer Finance) 411 21,758
Synopsys, Inc.
*
(Software) 163 69,903
Sysco Corp. (Consumer Staples Distribution & Retail) 517 38,796
T. Rowe Price Group, Inc. (Capital Markets) 235 21,589
Take-Two Interactive Software, Inc.
*
(Entertainment) 173 35,854
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 219 15,420
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 230 46,108
Target Corp. (Consumer Staples Distribution & Retail) 484 50,510
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 315 44,516
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 49 24,388
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 172 14,207
Tesla, Inc.
*
(Automobiles) 2,957 766,336
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 962 172,871
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels) 20 26,500
Textron, Inc. (Aerospace & Defense) 193 13,944
The AES Corp. (Independent Power/Renewable
Electricity Producers) 752 9,340
The Bank of New York Mellon Corp. (Capital Markets) 759 63,657
The Boeing Co.
*
(Aerospace & Defense) 793 135,246
The Charles Schwab Corp. (Capital Markets) 1,801 140,982
The Cigna Group (Health Care Providers & Services) 289 95,081
The Clorox Co. (Household Products) 130 19,143
The Coca-Cola Co. (Beverages) 4,092 293,070
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 211 17,798
The Estee Lauder Cos., Inc. (Personal Care Products) 248 16,368
The Goldman Sachs Group, Inc. (Capital Markets) 330 180,276
The Hartford Financial Services Group, Inc. (Insurance) 304 37,614
The Hershey Co. (Food Products) 157 26,852
The Home Depot, Inc. (Specialty Retail) 1,050 384,815
The Interpublic Group of Cos., Inc. (Media) 394 10,701
The J.M. Smucker Co. (Food Products) 112 13,262
The Kraft Heinz Co. (Food Products) 923 28,087

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Common Stocks (76.3%), continued
Shares Value
The Kroger Co. (Consumer Staples Distribution &
Retail) 703 $ 47,586
The Mosaic Co. (Chemicals) 336 9,075
The Procter & Gamble Co. (Household Products) 2,478 422,301
The Progressive Corp. (Insurance) 619 175,184
The Sherwin-Williams Co. (Chemicals) 244 85,202
The Southern Co. (Electric Utilities) 1,157 106,386
The TJX Cos., Inc. (Specialty Retail) 1,188 144,698
The Travelers Cos., Inc. (Insurance) 240 63,470
The Walt Disney Co. (Entertainment) 1,910 188,517
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 1,289 77,031
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 404 201,031
TKO Group Holdings, Inc.
*
(Entertainment) 70 10,697
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 506 134,955
Tractor Supply Co. (Specialty Retail) 565 31,132
Trane Technologies PLC (Building Products) 237 79,850
TransDigm Group, Inc. (Aerospace & Defense) 59 81,614
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 260 17,069
Truist Financial Corp. (Banks) 1,391 57,240
Tyler Technologies, Inc.
*
(Software) 46 26,744
Tyson Foods, Inc. - Class A (Food Products) 302 19,271
U.S. Bancorp (Banks) 1,649 69,621
Uber Technologies, Inc.
*
(Ground Transportation) 2,207 160,802
UDR, Inc. (Residential REITs) 318 14,364
Ulta Beauty, Inc.
*
(Specialty Retail) 49 17,960
Union Pacific Corp. (Ground Transportation) 639 150,957
United Airlines Holdings, Inc.
*
(Passenger Airlines) 348 24,029
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 773 85,022
United Rentals, Inc. (Trading Companies & Distributors) 69 43,242
UnitedHealth Group, Inc. (Health Care Providers &
Services) 973 509,608
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 62 11,650
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 334 44,111
Ventas, Inc. (Health Care REITs) 462 31,767
Veralto Corp. (Commercial Services & Supplies) 261 25,434
VeriSign, Inc.
*
(IT Services) 86 21,833
Verisk Analytics, Inc. (Professional Services) 149 44,345
Verizon Communications, Inc. (Diversified
Telecommunication Services) 4,449 201,807
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 271 131,386
Viatris, Inc. (Pharmaceuticals) 1,263 11,001
VICI Properties, Inc. (Specialized REITs) 1,115 36,371
Visa, Inc. - Class A (Financial Services) 1,822 638,538
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 360 42,278
Vulcan Materials Co. (Construction Materials) 140 32,662
W.R. Berkley Corp. (Insurance) 318 22,629
W.W. Grainger, Inc. (Trading Companies & Distributors) 47 46,428
Wabtec Corp. (Machinery) 181 32,824
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 759 8,478
Walmart, Inc. (Consumer Staples Distribution & Retail) 4,584 402,429
Warner Bros. Discovery, Inc.
*
(Entertainment) 2,360 25,323
Waste Management, Inc. (Commercial Services &
Supplies) 385 89,132
Waters Corp.
*
(Life Sciences Tools & Services) 62 22,851
WEC Energy Group, Inc. (Multi-Utilities) 335 36,508
Wells Fargo & Co. (Banks) 3,476 249,542
Welltower, Inc. (Health Care REITs) 644 98,667
Common Stocks (76.3%), continued
Shares Value
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 77 $ 17,239
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 368 14,878
Weyerhaeuser Co. (Specialized REITs) 767 22,458
Williams-Sonoma, Inc. (Specialty Retail) 130 20,553
Willis Towers Watson PLC (Insurance) 106 35,823
Workday, Inc.
*
- Class A (Software) 227 53,011
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 94 7,849
Xcel Energy, Inc. (Electric Utilities) 607 42,970
Xylem, Inc. (Machinery) 257 30,701
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 295 46,421
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 54 15,258
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 210 23,768
Zoetis, Inc. (Pharmaceuticals) 473 77,879
TOTAL COMMON STOCKS
  (Cost $14,450,634) 50,251,341
Repurchase Agreements
(b)(c)
(9.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $6,430,753 $ 6,430,000 6,430,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,430,000) 6,430,000
Collateral for Securities Loaned
(d)
(
NM
)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(e)
6,672 6,672
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $6,672) 6,672
TOTAL INVESTMENT SECURITIES
  (Cost $20,887,306)— 86.1% 56,688,013
Net other assets (liabilities) — 13.9% 9,156,078
NET ASSETS — 100.0% $ 65,844,091
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $6,650.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $617,000.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Bull
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 8 6/23/25 $ 2,261,300 $ 9,831
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 4/28/25 5.08% $ 11,465,010 $ (42,272)
S&P 500 UBS AG 4/28/25 5.13% 1,790,180 (26,779)
$13,255,190 $(69,051)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Bull invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 808,208 1.2%
Air Freight & Logistics 172,766 0.3%
Automobile Components 14,399
NM
Automobiles 857,075 1.3%
Banks 1,746,625 2.7%
Beverages 644,733 1.0%
Biotechnology 958,825 1.4%
Broadline Retail 1,930,851 2.9%
Building Products 259,221 0.4%
Capital Markets 1,615,335 2.5%
Chemicals 671,171 1.0%
Commercial Services & Supplies 309,296 0.5%
Communications Equipment 450,783 0.7%
Construction & Engineering 39,652 0.1%
Construction Materials 63,262 0.1%
Consumer Finance 296,915 0.4%
Consumer Staples Distribution & Retail 1,027,760 1.6%
Containers & Packaging 118,130 0.2%
Distributors 41,946 0.1%
Diversified Telecommunication Services 416,339 0.6%
Electric Utilities 823,541 1.3%
Electrical Equipment 367,546 0.5%
Electronic Equipment, Instruments & Components 288,286 0.5%
Energy Equipment & Services 131,211 0.2%
Entertainment 739,845 1.1%
Financial Services 2,489,154 3.8%
Food Products 334,872 0.5%
Gas Utilities 25,969
NM
Ground Transportation 473,727 0.7%
Health Care Equipment & Supplies 1,237,384 1.9%
Health Care Providers & Services 1,194,895 1.8%
Health Care REITs 145,417 0.2%
Value
% of Net
Assets
Hotel & Resort REITs $ 10,516
NM
Hotels, Restaurants & Leisure 1,048,758 1.6%
Household Durables 151,791 0.2%
Household Products 600,287 0.9%
Independent Power/Renewable Electricity Producers 51,618 0.1%
Industrial Conglomerates 456,952 0.7%
Industrial REITs 109,554 0.2%
Insurance 1,207,002 1.8%
Interactive Media & Services 3,075,722 4.7%
IT Services 594,811 0.9%
Leisure Products 8,547
NM
Life Sciences Tools & Services 503,664 0.8%
Machinery 810,903 1.2%
Media 255,081 0.4%
Metals & Mining 164,196 0.3%
Multi-Utilities 345,503 0.5%
Office REITs 25,359 0.1%
Oil, Gas & Consumable Fuels 1,708,721 2.6%
Passenger Airlines 74,645 0.1%
Personal Care Products 64,975 0.1%
Pharmaceuticals 1,721,554 2.6%
Professional Services 344,949 0.5%
Real Estate Management & Development 76,061 0.1%
Residential REITs 148,569 0.2%
Retail REITs 143,351 0.2%
Semiconductors & Semiconductor Equipment 4,966,995 7.6%
Software 4,936,903 7.5%
Specialized REITs 480,782 0.7%
Specialty Retail 966,566 1.5%
Technology Hardware, Storage & Peripherals 3,676,164 5.5%
Textiles, Apparel & Luxury Goods 155,551 0.3%
Tobacco 368,289 0.5%
Trading Companies & Distributors 136,666 0.2%

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Bull
Value
% of Net
Assets
Water Utilities $ 30,242
NM
Wireless Telecommunication Services 134,955 0.2%
Other
**
15,592,750 23.7%
Total $ 65,844,091 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Communication Services
Common Stocks (97.5%)
Shares Value
Alphabet, Inc. - Class A (Interactive Media & Services) 6,017 $ 930,469
Alphabet, Inc. - Class C (Interactive Media & Services) 4,877 761,934
AT&T, Inc. (Diversified Telecommunication Services) 17,846 504,685
Charter Communications, Inc.
*
- Class A (Media) 1,363 502,306
Comcast Corp. - Class A (Media) 13,733 506,748
Electronic Arts, Inc. (Entertainment) 3,486 503,797
Fox Corp. - Class A (Media) 5,481 310,225
Fox Corp. - Class B (Media) 3,319 174,944
Live Nation Entertainment, Inc.
*
(Entertainment) 3,945 515,138
Match Group, Inc.
*
(Interactive Media & Services) 6,317 197,090
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,953 1,701,991
Netflix, Inc.
*
(Entertainment) 749 698,464
News Corp.
*
- Class A (Media) 9,512 258,917
News Corp.
*
- Class B (Media) 2,811 85,370
Omnicom Group, Inc. (Media) 4,944 409,907
Paramount Global
(a)
- Class B (Media) 14,969 179,029
Take-Two Interactive Software, Inc.
*
(Entertainment) 2,389 495,120
The Interpublic Group of Cos., Inc. (Media) 9,372 254,544
The Walt Disney Co. (Entertainment) 5,128 506,134
TKO Group Holdings, Inc.
*
(Entertainment) 1,675 255,957
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 1,898 506,216
Verizon Communications, Inc. (Diversified
Telecommunication Services) 11,193 507,714
Warner Bros. Discovery, Inc. (Entertainment) 48,496 520,362
TOTAL COMMON STOCKS
  (Cost $7,515,335) 11,287,061
Repurchase Agreements
(b)
(1.5%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $170,020 $ 170,000 $ 170,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $170,000) 170,000
Collateral for Securities Loaned
(c)
(1.1%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(d)
132,756 132,756
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $132,756) 132,756
TOTAL INVESTMENT SECURITIES
  (Cost $7,818,091)— 100.1% 11,589,817
Net other assets (liabilities) — (0.1)% (13,167)
NET ASSETS — 100.0% $ 11,576,650
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $132,313.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Communication Services
Select Sector Index Goldman Sachs International 4/23/25 5.08% $ 294,827 $ (7,211)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Communication Services invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Diversified Telecommunication Services $ 1,012,399 8.7%
Entertainment 3,494,972 30.2%
Interactive Media & Services 3,591,484 31.0%
Media 2,681,990 23.2%
Wireless Telecommunication Services 506,216 4.4%
Other
**
289,589 2.5%
Total $ 11,576,650 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Consumer Discretionary
Common Stocks (97.5%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,260 $ 269,980
Amazon.com, Inc.
*
(Broadline Retail) 21,107 4,015,818
Aptiv PLC
*
(Automobile Components) 1,198 71,281
AutoZone, Inc.
*
(Specialty Retail) 88 335,525
Best Buy Co., Inc. (Specialty Retail) 1,016 74,788
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 173 796,995
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 1,109 27,725
CarMax, Inc.
*
(Specialty Retail) 803 62,570
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 5,469 106,810
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 7,075 355,236
D.R. Horton, Inc. (Household Durables) 1,480 188,152
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 612 127,149
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 792 88,554
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 180 82,701
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,771 323,686
eBay, Inc. (Broadline Retail) 2,500 169,325
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 644 108,256
Ford Motor Co. (Automobiles) 20,319 203,800
Garmin, Ltd. (Household Durables) 802 174,138
General Motors Co. (Automobiles) 5,194 244,274
Genuine Parts Co. (Distributors) 726 86,495
Hasbro, Inc. (Leisure Products) 685 42,121
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 1,256 285,803
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 1,794 69,302
Lennar Corp. - Class A (Household Durables) 1,219 139,917
LKQ Corp. (Distributors) 1,357 57,727
Lowe's Cos., Inc. (Specialty Retail) 2,947 687,329
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 585 165,590
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 1,195 284,617
McDonald's Corp. (Hotels, Restaurants & Leisure) 2,743 856,831
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 1,168 34,620
Mohawk Industries, Inc.
*
(Household Durables) 273 31,171
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 6,166 391,417
Common Stocks (97.5%), continued
Shares Value
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 2,295 $ 43,513
NVR, Inc.
*
(Household Durables) 16 115,910
O'Reilly Automotive, Inc.
*
(Specialty Retail) 300 429,774
Pool Corp. (Distributors) 199 63,352
PulteGroup, Inc. (Household Durables) 1,057 108,660
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 208 45,914
Ross Stores, Inc. (Specialty Retail) 1,722 220,054
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 1,292 265,428
Starbucks Corp. (Hotels, Restaurants & Leisure) 5,929 581,576
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 1,081 76,113
Tesla, Inc.
*
(Automobiles) 10,358 2,684,379
The Home Depot, Inc. (Specialty Retail) 3,675 1,346,850
The TJX Cos., Inc. (Specialty Retail) 5,868 714,722
Tractor Supply Co. (Specialty Retail) 2,788 153,619
Ulta Beauty, Inc.
*
(Specialty Retail) 242 88,703
Williams-Sonoma, Inc. (Specialty Retail) 643 101,658
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 468 39,078
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 1,457 229,274
TOTAL COMMON STOCKS
  (Cost $9,579,160) 18,268,280
Repurchase Agreements
(a)
(1.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $304,036 $ 304,000 304,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $304,000) 304,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,883,160)— 99.1% 18,572,280
Net other assets (liabilities) — 0.9% 173,927
NET ASSETS — 100.0% $ 18,746,207
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Discretionary
Select Sector Index Goldman Sachs International 4/23/25 5.08% $ 503,045 $ (16,612)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Consumer Discretionary
ProFund VP Consumer Discretionary invested in the following industries as of
March 31, 2025:
Value
% of Net
Assets
Automobile Components $ 71,281 0.4%
Automobiles 3,132,453 16.7%
Broadline Retail 4,185,143 22.3%
Distributors 207,574 1.1%
Hotels, Restaurants & Leisure 4,888,579 26.1%
Household Durables 757,949 4.1%
Leisure Products 42,121 0.2%
Specialty Retail 4,215,592 22.5%
Textiles, Apparel & Luxury Goods 767,588 4.1%
Other
**
477,927 2 .5%
Total $ 18,746,207 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Consumer Staples
Common Stocks (98.0%)
Shares Value
Altria Group, Inc. (Tobacco) 9,223 $ 553,564
Archer-Daniels-Midland Co. (Food Products) 3,546 170,243
Brown-Forman Corp. - Class B (Beverages) 1,350 45,819
Bunge Global SA (Food Products) 989 75,579
Campbell Soup Co. (Food Products) 1,458 58,203
Church & Dwight Co., Inc. (Household Products) 1,823 200,694
Colgate-Palmolive Co. (Household Products) 5,871 550,113
Conagra Brands, Inc. (Food Products) 3,537 94,332
Constellation Brands, Inc. - Class A (Beverages) 1,152 211,415
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 1,255 1,186,953
Dollar General Corp. (Consumer Staples Distribution &
Retail) 1,630 143,326
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 1,498 112,455
General Mills, Inc. (Food Products) 4,085 244,242
Hormel Foods Corp. (Food Products) 2,156 66,707
Kellanova (Food Products) 1,992 164,320
Kenvue, Inc. (Personal Care Products) 14,208 340,708
Keurig Dr Pepper, Inc. (Beverages) 8,848 302,779
Kimberly-Clark Corp. (Household Products) 2,458 349,577
Lamb Weston Holdings, Inc. (Food Products) 1,057 56,338
McCormick & Co., Inc. (Food Products) 1,871 154,002
Molson Coors Beverage Co. - Class B (Beverages) 1,276 77,670
Mondelez International, Inc. - Class A (Food Products) 8,205 556,710
Monster Beverage Corp.
*
(Beverages) 5,189 303,660
PepsiCo, Inc. (Beverages) 3,879 581,617
Philip Morris International, Inc. (Tobacco) 4,397 697,936
Sysco Corp. (Consumer Staples Distribution & Retail) 3,625 272,020
Target Corp. (Consumer Staples Distribution & Retail) 3,395 354,302
The Clorox Co. (Household Products) 913 134,439
The Coca-Cola Co. (Beverages) 10,950 784,239
The Estee Lauder Cos., Inc. (Personal Care Products) 1,735 114,510
Common Stocks (98.0%), continued
Shares Value
The Hershey Co. (Food Products) 1,095 $ 187,278
The J.M. Smucker Co. (Food Products) 789 93,425
The Kraft Heinz Co. (Food Products) 6,464 196,700
The Kroger Co. (Consumer Staples Distribution &
Retail) 4,933 333,915
The Procter & Gamble Co. (Household Products) 6,632 1,130,225
Tyson Foods, Inc. - Class A (Food Products) 2,121 135,341
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 5,315 59,369
Walmart, Inc. (Consumer Staples Distribution & Retail) 12,269 1,077,096
TOTAL COMMON STOCKS
  (Cost $7,134,782) 12,171,821
Repurchase Agreements
(a)
(2.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $323,038 $ 323,000 323,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $323,000) 323,000
TOTAL INVESTMENT SECURITIES
  (Cost $7,457,782)— 100.6% 12,494,821
Net other assets (liabilities) — (0.6)% (75,972)
NET ASSETS — 100.0% $ 12,418,849
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Consumer Staples Select
Sector Index Goldman Sachs International 4/23/25 5.08% $ 202,365 $ 9,807
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Consumer Staples invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Beverages $ 2,307,199 18.6%
Consumer Staples Distribution & Retail 3,539,436 28.5%
Food Products 2,253,420 18.1%
Household Products 2,365,048 19.0%
Personal Care Products 455,218 3.7%
Tobacco 1,251,500 10.1%
Other
**
247,028 2 .0%
Total $ 12,418,849 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Dow 30
Repurchase Agreements
(a)(b)
(100.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $356,042 $ 356,000 $ 356,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $356,000) 356,000
TOTAL INVESTMENT SECURITIES
  (Cost $356,000)— 100.8% 356,000
Net other assets (liabilities) — (0.8)% (2,845)
NET ASSETS — 100.0% $ 353,155
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $51,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 4/28/25 5.08% $ 284,361 $ (2,196)
Dow Jones Industrial Average UBS AG 4/28/25 5.13% 68,778 (527)
$353,139 $(2,723)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Emerging Markets
Common Stocks (94.8%)
Shares Value
Alibaba Group Holding, Ltd.
ADR
(Broadline Retail) 25,747 $ 3,404,527
Ambev S.A.
ADR
(Beverages) 65,324 152,205
America Movil S.A.B. de C.V.
ADR
(Wireless
Telecommunication Services) 12,973 184,476
ASE Technology Holding Co., Ltd.
ADR
(Semiconductors
& Semiconductor Equipment) 26,441 231,623
Baidu, Inc.
*ADR
(Interactive Media & Services) 4,379 402,999
Banco Bradesco S.A.
ADR(a)
(Banks) 79,168 176,545
Banco de Chile
ADR
(Banks) 3,607 95,549
BeiGene, Ltd.
*ADR
(Biotechnology) 1,013 275,708
Bilibili, Inc.
*ADR(a)
(Entertainment) 4,375 83,606
Cemex S.A.B. de C.V.
ADR
(Construction Materials) 25,379 142,376
Centrais Eletricas Brasileiras S.A.
ADR
(Electric Utilities) 15,274 108,445
Chunghwa Telecom Co., Ltd.
ADR
(Diversified
Telecommunication Services) 5,934 232,672
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
ADR
(Water Utilities) 6,463 115,429
Dr. Reddy's Laboratories, Ltd.
ADR
(Pharmaceuticals) 9,689 127,798
Embraer S.A.
*ADR
(Aerospace & Defense) 2,703 124,879
Fomento Economico Mexicano S.A.B. de C.V.
ADR
(Beverages) 2,702 263,661
Full Truck Alliance Co., Ltd.
*ADR
(Ground
Transportation) 11,185 142,832
Gold Fields, Ltd.
ADR
(Metals & Mining) 13,748 303,693
Grupo Aeroportuario del Pacifico S.A.B. de C.V.
*ADR
(Transportation Infrastructure) 615 114,089
H World Group, Ltd.
ADR
(Hotels, Restaurants & Leisure) 2,669 98,780
Harmony Gold Mining Co., Ltd.
ADR
(Metals & Mining) 8,415 124,290
HDFC Bank, Ltd.
ADR
(Banks) 23,469 1,559,281
ICICI Bank, Ltd.
ADR
(Banks) 34,833 1,097,936
Infosys, Ltd.
ADR(a)
(IT Services) 54,208 989,296
Itau Unibanco Holding S.A.
ADR
(Banks) 81,005 445,529
JD.com, Inc.
ADR
(Broadline Retail) 21,927 901,638
KB Financial Group, Inc.
ADR
(Banks) 5,398 292,086
KE Holdings, Inc.
*ADR
(Real Estate Management &
Development) 10,184 204,597
Li Auto, Inc.
*ADR(a)
(Automobiles) 9,263 233,428
NetEase, Inc.
ADR
(Entertainment) 5,493 565,340
New Oriental Education & Technology Group, Inc.
ADR
(Diversified Consumer Services) 1,812 86,632
NIO, Inc.
*ADR(a)
(Automobiles) 28,793 109,701
PDD Holdings, Inc.
*ADR
(Broadline Retail) 8,029 950,232
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 28,585 409,909
POSCO Holdings, Inc.
ADR
(Metals & Mining) 4,412 209,702
Shinhan Financial Group Co., Ltd.
ADR
(Banks) 7,262 232,965
Suzano S.A.
ADR
(Paper & Forest Products) 10,436 96,950
Taiwan Semiconductor Manufacturing Co., Ltd.
ADR
(Semiconductors & Semiconductor Equipment) 25,157 4,176,062
TAL Education Group
*ADR
(Diversified Consumer
Services) 8,734 115,376
Telkom Indonesia(Persero) Tbk PT
ADR
(Diversified
Telecommunication Services) 6,761 99,860
Tencent Music Entertainment Group
ADR
(Entertainment) 10,383 149,619
Trip.com Group, Ltd.
*ADR
(Hotels, Restaurants &
Leisure) 8,063 512,645
United Microelectronics Corp.
ADR(a)
(Semiconductors &
Semiconductor Equipment) 35,878 256,528
Vale S.A.
ADR
(Metals & Mining) 54,981 548,710
Vipship Holdings, Ltd.
ADR
(Broadline Retail) 5,208 81,661
Wipro, Ltd.
ADR
(IT Services) 44,522 136,237
Woori Financial Group, Inc.
ADR
(Banks) 3,298 110,087
XPeng, Inc.
*ADR
(Automobiles) 10,122 209,728
Common Stocks (94.8%), continued
Shares Value
ZTO Express Cayman, Inc.
ADR
(Air Freight & Logistics) 5,830 $ 115,667
TOTAL COMMON STOCKS
  (Cost $11,980,601) 21,803,584
Preferred Stocks (1.8%)
Petroleo Brasileiro S.A.
ADR
(Oil, Gas & Consumable
Fuels) 32,295 421,127
TOTAL PREFERRED STOCKS
  (Cost $103,120) 421,127
Repurchase Agreements
(b)(c)
(0.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $197,023 $ 197,000 197,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $197,000) 197,000
Collateral for Securities Loaned
(d)
(7.7%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(e)
1,798,586 $ 1,798,586
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $1,798,586) 1,798,586
TOTAL INVESTMENT SECURITIES
  (Cost $14,079,307)— 103.3% 24,220,297
Net other assets (liabilities) — (3.3)% (771,314)
NET ASSETS — 100.0% $ 23,448,983
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $1,749,375.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $197,000.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
ADR
American Depositary Receipt

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Emerging Markets
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 4/28/25 5.08% $ 496,737 $ (10,941)
S&P Emerging 50 ADR Index
(USD) UBS AG 4/28/25 5.13% 721,075 (16,469)
$1,217,812 $(27,410)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Emerging Markets
ProFund VP Emerging Markets invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 124,879 0.5%
Air Freight & Logistics 115,667 0.5%
Automobiles 552,857 2.3%
Banks 4,009,977 17.1%
Beverages 415,866 1.8%
Biotechnology 275,708 1.2%
Broadline Retail 5,338,057 22.8%
Construction Materials 142,376 0.6%
Diversified Consumer Services 202,008 0.9%
Diversified Telecommunication Services 332,532 1.4%
Electric Utilities 108,446 0.5%
Entertainment 798,565 3.4%
Ground Transportation 142,832 0.6%
Hotels, Restaurants & Leisure 611,425 2.6%
Interactive Media & Services 402,999 1.7%
IT Services 1,125,533 4.8%
Metals & Mining 1,186,396 5.1%
Oil, Gas & Consumable Fuels 831,036 3.5%
Paper & Forest Products 96,950 0.4%
Pharmaceuticals 127,798 0.5%
Real Estate Management & Development 204,597 0.9%
Semiconductors & Semiconductor Equipment 4,664,213 19.9%
Transportation Infrastructure 114,089 0.5%
Water Utilities 115,429 0.5%
Wireless Telecommunication Services 184,476 0.8%
Other
**
1,224,272 5.2%
Total $ 23,448,983 100.0%
ProFund VP Emerging Markets invested in securities with exposure to the following countries as or March 31, 2025:
Value
% of Net
Assets
Brazil $ 2,599,730 11.2%
Chile 95,549 0.4%
China 8,644,715 36.9%
India 3,910,547 16.6%
Indonesia 99,860 0.4%
Mexico 704,602 3.0%
South Africa 427,983 1.8%
South Korea 844,840 3.6%
Taiwan 4,896,885 20.9%
Other
**
1,224,272 5.2%
Total $ 23,448,983 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Energy
Common Stocks (98.7%)
Shares Value
APA Corp. (Oil, Gas & Consumable Fuels) 9,187 $ 193,111
Baker Hughes Co. (Energy Equipment & Services) 24,587 1,080,599
Chevron Corp. (Oil, Gas & Consumable Fuels) 36,059 6,032,310
ConocoPhillips (Oil, Gas & Consumable Fuels) 27,528 2,890,991
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 18,288 528,523
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 16,313 610,106
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 4,641 742,003
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 12,667 1,624,416
EQT Corp. (Oil, Gas & Consumable Fuels) 14,817 791,672
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 5,222 581,313
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 73,722 8,767,758
Halliburton Co. (Energy Equipment & Services) 21,557 546,901
Hess Corp. (Oil, Gas & Consumable Fuels) 6,863 1,096,227
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 48,004 1,369,554
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 7,847 1,143,229
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 16,777 828,113
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 15,407 1,528,683
Phillips 66 (Oil, Gas & Consumable Fuels) 10,256 1,266,411
Schlumberger N.V. (Energy Equipment & Services) 34,787 1,454,096
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 5,415 1,085,545
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels) 468 620,095
Common Stocks (98.7%), continued
Shares Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 27,959 $ 1,670,830
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 7,862 1,038,334
TOTAL COMMON STOCKS
  (Cost $10,481,204) 37,490,820
Repurchase Agreements
(a)
(3.2%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $1,233,144 $ 1,233,000 1,233,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,233,000) 1,233,000
TOTAL INVESTMENT SECURITIES
  (Cost $11,714,204)— 101.9% 38,723,820
Net other assets (liabilities) — (1.9)% (704,962)
NET ASSETS — 100.0% $ 38,018,858
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Energy Select Sector Index Goldman Sachs International 4/23/25 5.08% $ 607,480 $ 9,700
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Energy invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Energy Equipment & Services $ 3,081,596 8.1%
Oil, Gas & Consumable Fuels 34,409,224 90.6%
Other
**
528,038 1 .3%
Total $ 38,018,858 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Europe 30
Common Stocks (100.2%)
Shares Value
Anheuser-Busch InBev S.A./N.V.
ADR(a)
(Beverages) 12,466 $ 767,407
ArcelorMittal SA
*ADR
(Metals & Mining) 17,090 493,047
Argenx SE
*ADR
(Biotechnology) 1,005 594,824
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 5,627 600,907
ASML Holding N.V.
NYS
(Semiconductors &
Semiconductor Equipment) 804 532,755
AstraZeneca PLC
ADR
(Pharmaceuticals) 7,238 531,993
Barclays PLC
ADR(a)
(Banks) 35,587 546,616
BioNTech SE
*ADR
(Biotechnology) 3,619 329,546
BP PLC
ADR
(Oil, Gas & Consumable Fuels) 19,503 659,006
British American Tobacco PLC
*ADR
(Tobacco) 15,683 648,806
Diageo PLC
ADR
(Beverages) 4,222 442,423
Equinor ASA
ADR(a)
(Oil, Gas & Consumable Fuels) 22,921 606,260
GSK PLC
ADR(a)
(Pharmaceuticals) 15,884 615,347
Haleon PLC
ADR(a)
(Personal Care Products) 47,852 492,397
HSBC Holdings PLC
ADR(a)
(Banks) 17,090 981,480
ING Groep N.V.
*ADR
(Banks) 30,963 606,565
Jumia Technologies AG
*ADR(a)
(Advertising & Marketing) 83,841 180,258
National Grid PLC
ADR
(Multi-Utilities) 8,645 567,198
Nokia Oyj
ADR
(Communications Equipment) 91,883 484,223
Novo Nordisk A/S
ADR
(Pharmaceuticals) 9,249 642,251
RELX PLC
ADR
(Professional Services) 12,667 638,543
Rio Tinto PLC
ADR
(Metals & Mining) 10,656 640,212
Ryanair Holdings PLC
*ADR
(Passenger Airlines) 9,249 391,880
Sanofi S.A.
ADR
(Pharmaceuticals) 14,074 780,544
SAP SE
ADR(a)
(Software) 4,825 1,295,223
Shell PLC (Oil, Gas & Consumable Fuels) 10,053 736,685
Telefonaktiebolaget LM Ericsson
*ADR
(Communications
Equipment) 51,270 397,855
Tenaris S.A.
ADR
(Energy Equipment & Services) 10,656 416,756
TotalEnergies SE
ADR
(Oil, Gas & Consumable Fuels) 11,460 741,347
Vodafone Group PLC
*ADR
(Wireless Telecommunication
Services) 47,651 446,490
TOTAL COMMON STOCKS
  (Cost $12,917,911) 17,808,844
Collateral for Securities Loaned
(b)
(23.7%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(c)
4,212,489 $ 4,212,489
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $4,212,489) 4,212,489
TOTAL INVESTMENT SECURITIES
  (Cost $17,130,400)— 123.9% 22,021,333
Net other assets (liabilities) — (23.9)% (4,254,916)
NET ASSETS — 100.0% $ 17,766,417
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $4,002,022.
(b)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
ADR
American Depositary Receipt
NYS
New York Shares
ProFund VP Europe 30 invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Advertising & Marketing $ 180,258 1.0%
Banks 2,134,660 12.0%
Beverages 1,209,830 6.8%
Biotechnology 924,370 5.2%
Communications Equipment 882,079 4.9%
Energy Equipment & Services 416,756 2.4%
Metals & Mining 1,133,259 6.4%
Multi-Utilities 567,198 3.2%
Oil, Gas & Consumable Fuels 2,743,298 15.4%
Passenger Airlines 391,880 2.2%
Personal Care Products 492,397 2.8%
Pharmaceuticals 2,570,134 14.5%
Professional Services 638,544 3.6%
Semiconductors & Semiconductor Equipment 1,133,662 6.4%
Software 1,295,223 7.3%
Tobacco 648,806 3.6%
Wireless Telecommunication Services 446,490 2.5%
Other
**
(42,427) (0.2)%
Total $ 17,766,417 100.0%
ProFund VP Europe 30 invested in securities with exposure to the following countries as or March 31, 2025:
Value
% of Net
Assets
Belgium $ 767,407 4.3%
Denmark 642,251 3.6%
Finland 484,224 2.7%
France 1,521,891 8.6%
Germany 1,805,027 10.2%
Ireland 391,880 2.2%
Luxembourg 909,803 5.2%
Netherlands 1,734,144 9.7%
Norway 606,261 3.4%
Sweden 397,855 2.2%
United Kingdom 8,548,101 48.1%
Other
**
(42,427) (0.2)%
Total $ 17,766,417 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Falling U.S. Dollar
Repurchase Agreements
(a)(b)
(100.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $636,074 $ 636,000 $ 636,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $636,000) 636,000
TOTAL INVESTMENT SECURITIES
  (Cost $636,000)— 100.3% 636,000
Net other assets (liabilities) — (0.3)% (2,034)
NET ASSETS — 100.0% $ 633,966
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $6,000.
As of March 31, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International were as follows:
Description and amount of currency
purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Long:
British pound 24,816 U.S. dollar $ 31,945 04/04/25 $ 32,050 $ 105
Canadian dollar 33,198 U.S. dollar 23,155 04/04/25 23,077 (78)
Euro 139,909 U.S. dollar 150,942 04/04/25 151,302 360
Japanese yen 5,849,199 U.S. dollar 39,500 04/04/25 39,020 (480)
Swedish krona 116,618 U.S. dollar 11,420 04/04/25 11,609 189
Swiss franc 8,433 U.S. dollar 9,536 04/04/25 9,539 3
Total Long Contracts $ 266,498 $ 266,597 $ 99
As of March 31, 2025, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG were as follows:
Description and amount of currency
purchased Description and amount of currency sold Delivery Date Fair Value
Unrealized
Appreciation/
(Depreciation)
Short:
U.S. dollar $ 3,885 British pound 3,000 04/04/25 $ 3,874 $ 11
U.S. dollar 2,864 Canadian dollar 4,116 04/04/25 2,861 3
U.S. dollar 17,025 Euro 15,684 04/04/25 16,961 64
U.S. dollar 3,967 Japanese yen 587,428 04/04/25 3,919 48
U.S. dollar 1,036 Swedish krona 10,526 04/04/25 1,048 (12)
U.S. dollar 954 Swiss franc 841 04/04/25 951 3
Total Short
Contracts $ 29,731 $ 29,614 $ 117
Long:
British pound 36,666 U.S. dollar $ 47,195 04/04/25 $ 47,354 $ 159
Canadian dollar 53,203 U.S. dollar 37,014 04/04/25 36,982 (32)
Euro 214,934 U.S. dollar 232,366 04/04/25 232,436 70
Japanese yen 7,681,413 U.S. dollar 52,015 04/04/25 51,243 (772)
Swedish krona 161,122 U.S. dollar 15,862 04/04/25 16,039 177
Swiss franc 12,541 U.S. dollar 14,219 04/04/25 14,185 (34)
Total Long Contracts $ 398,671 $ 398,239 $ (432)

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Financials
Common Stocks (98.7%)
Shares Value
Aflac, Inc. (Insurance) 2,562 $ 284,869
Allstate Corp. (Insurance) 1,372 284,100
American Express Co. (Consumer Finance) 2,873 772,981
American International Group, Inc. (Insurance) 3,071 266,993
Ameriprise Financial, Inc. (Capital Markets) 498 241,087
Aon PLC - Class A (Insurance) 1,119 446,582
Apollo Global Management, Inc. - Class A (Financial
Services) 2,314 316,879
Arch Capital Group, Ltd.
*
(Insurance) 1,940 186,589
Arthur J. Gallagher & Co. (Insurance) 1,317 454,681
Assurant, Inc. (Insurance) 265 55,584
Bank of America Corp. (Banks) 34,275 1,430,296
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 9,488 5,053,119
BlackRock, Inc. (Capital Markets) 754 713,646
Blackstone, Inc. (Capital Markets) 3,789 529,626
Brown & Brown, Inc. (Insurance) 1,228 152,763
Capital One Financial Corp. (Consumer Finance) 1,973 353,759
Cboe Global Markets, Inc. (Capital Markets) 542 122,649
Chubb, Ltd. (Insurance) 1,929 582,539
Cincinnati Financial Corp. (Insurance) 810 119,653
Citigroup, Inc. (Banks) 9,717 689,810
Citizens Financial Group, Inc. (Banks) 2,263 92,715
CME Group, Inc. (Capital Markets) 1,865 494,766
Corpay, Inc.
*
(Software) 361 125,888
Discover Financial Services (Consumer Finance) 1,299 221,739
Erie Indemnity Co.
*
- Class A (Insurance) 129 54,057
Everest Group, Ltd. (Insurance) 222 80,659
FactSet Research Systems, Inc. (Capital Markets) 197 89,564
Fidelity National Information Services, Inc. (Financial
Services) 2,742 204,773
Fifth Third Bancorp (Banks) 3,467 135,906
First Horizon Corp. (Banks) —
(a)
7
Fiserv, Inc.
*
(Financial Services) 2,945 650,344
Franklin Resources, Inc. (Capital Markets) 1,605 30,896
Global Payments, Inc. (Financial Services) 1,282 125,533
Globe Life, Inc. (Insurance) 435 57,298
Huntington Bancshares, Inc. (Banks) 7,525 112,950
Intercontinental Exchange, Inc. (Capital Markets) 2,974 513,015
Invesco, Ltd. (Capital Markets) 2,319 35,179
Jack Henry & Associates, Inc. (Financial Services) 377 68,840
JPMorgan Chase & Co. (Banks) 14,474 3,550,472
KeyCorp (Banks) 5,156 82,444
KKR & Co., Inc. (Capital Markets) 3,494 403,941
Loews Corp. (Insurance) 915 84,098
M&T Bank Corp. (Banks) 859 153,546
MarketAxess Holdings, Inc. (Capital Markets) 195 42,188
Marsh & McLennan Cos., Inc. (Insurance) 2,542 620,324
MasterCard, Inc. - Class A (Financial Services) 4,216 2,310,874
MetLife, Inc. (Insurance) 2,997 240,629
Moody's Corp. (Capital Markets) 801 373,018
Common Stocks (98.7%), continued
Shares Value
Morgan Stanley (Capital Markets) 6,405 $ 747,272
MSCI, Inc. (Capital Markets) 402 227,331
Nasdaq, Inc. (Capital Markets) 2,142 162,492
Northern Trust Corp. (Capital Markets) 1,014 100,031
PayPal Holdings, Inc.
*
(Financial Services) 5,121 334,145
PNC Financial Services Group, Inc. (Banks) 2,050 360,329
Principal Financial Group, Inc. (Insurance) 1,089 91,879
Prudential Financial, Inc. (Insurance) 1,832 204,598
Raymond James Financial, Inc. (Capital Markets) 955 132,659
Regions Financial Corp. (Banks) 4,705 102,240
S&P Global, Inc. (Capital Markets) 1,631 828,712
State Street Corp. (Capital Markets) 1,493 133,668
Synchrony Financial (Consumer Finance) 2,012 106,515
T. Rowe Price Group, Inc. (Capital Markets) 1,152 105,834
The Bank of New York Mellon Corp. (Capital Markets) 3,715 311,577
The Charles Schwab Corp. (Capital Markets) 8,821 690,508
The Goldman Sachs Group, Inc. (Capital Markets) 1,615 882,259
The Hartford Financial Services Group, Inc. (Insurance) 1,489 184,234
The Progressive Corp. (Insurance) 3,032 858,086
The Travelers Cos., Inc. (Insurance) 1,174 310,476
Truist Financial Corp. (Banks) 6,812 280,314
U.S. Bancorp (Banks) 8,075 340,927
Visa, Inc. - Class A (Financial Services) 8,921 3,126,454
W.R. Berkley Corp. (Insurance) 1,554 110,583
Wells Fargo & Co. (Banks) 17,025 1,222,225
Willis Towers Watson PLC (Insurance) 517 174,720
TOTAL COMMON STOCKS
  (Cost $9,221,629) 36,143,936
Repurchase Agreements
(b)
(0.7%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $264,031 $264,000 $ 264,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $264,000) 264,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,485,629)— 99.4% 36,407,936
Net other assets (liabilities) — 0.6% 217,547
NET ASSETS — 100.0% $ 36,625,483
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Financial Select Sector
Index Goldman Sachs International 4/23/25 5.08% $ 570,553 $ (11,855)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Financials
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Financials invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Banks $ 8,554,181 23.4%
Capital Markets 7,911,917 21.6%
Consumer Finance 1,454,994 4.0%
Financial Services 12,190,962 33.3%
Insurance 5,905,994 16.1%
Software 125,888 0.3%
Other
**
481,547 1.3%
Total $36,625,483 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Health Care
Common Stocks (98.3%)
Shares Value
Abbott Laboratories (Health Care Equipment & Supplies) 10,799 $ 1,432,486
AbbVie, Inc. (Biotechnology) 10,991 2,302,834
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 1,776 207,756
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 437 69,422
Amgen, Inc. (Biotechnology) 3,345 1,042,135
Baxter International, Inc. (Health Care Equipment &
Supplies) 3,179 108,817
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 1,788 409,559
Biogen, Inc.
*
(Biotechnology) 911 124,661
Bio-Techne Corp. (Life Sciences Tools & Services) 984 57,692
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 9,176 925,675
Bristol-Myers Squibb Co. (Pharmaceuticals) 12,635 770,609
Cardinal Health, Inc. (Health Care Providers & Services) 1,504 207,206
Cencora, Inc. (Health Care Providers & Services) 1,075 298,947
Centene Corp.
*
(Health Care Providers & Services) 3,088 187,472
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 318 47,865
CVS Health Corp. (Health Care Providers & Services) 7,850 531,838
Danaher Corp. (Life Sciences Tools & Services) 3,985 816,925
DaVita, Inc.
*
(Health Care Providers & Services) 274 41,914
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 2,433 166,150
Edwards LifeSciences Corp.
*
(Health Care Equipment &
Supplies) 3,672 266,147
Elevance Health, Inc. (Health Care Providers & Services) 1,444 628,082
Eli Lilly & Co. (Pharmaceuticals) 4,906 4,051,914
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 2,847 229,781
Gilead Sciences, Inc. (Biotechnology) 7,760 869,508
HCA Healthcare, Inc. (Health Care Providers & Services) 1,113 384,597
Henry Schein, Inc.
*
(Health Care Providers & Services) 776 53,148
Hologic, Inc.
*
(Health Care Equipment & Supplies) 1,397 86,293
Humana, Inc. (Health Care Providers & Services) 751 198,715
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 510 214,175
Incyte Corp.
*
(Biotechnology) 1,000 60,550
Insulet Corp.
*
(Health Care Equipment & Supplies) 437 114,761
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 2,221 1,099,994
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 1,042 183,705
Johnson & Johnson (Pharmaceuticals) 14,990 2,485,942
Labcorp Holdings, Inc. (Health Care Providers &
Services) 519 120,792
McKesson Corp. (Health Care Providers & Services) 780 524,932
Medtronic PLC (Health Care Equipment & Supplies) 7,984 717,442
Merck & Co., Inc. (Pharmaceuticals) 15,750 1,413,720
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 130 153,518
Moderna, Inc.
*
(Biotechnology) 2,108 59,762
Common Stocks (98.3%), continued
Shares Value
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 346 $ 113,969
Pfizer, Inc. (Pharmaceuticals) 35,284 894,097
Quest Diagnostics, Inc. (Health Care Providers &
Services) 691 116,917
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 655 415,421
ResMed, Inc. (Health Care Equipment & Supplies) 914 204,599
Revvity, Inc. (Life Sciences Tools & Services) 758 80,196
Solventum Corp.
*
(Health Care Equipment & Supplies) 860 65,394
STERIS PLC (Health Care Equipment & Supplies) 612 138,710
Stryker Corp. (Health Care Equipment & Supplies) 2,138 795,871
The Cigna Group (Health Care Providers & Services) 1,705 560,945
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 1,243 104,847
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 2,382 1,185,284
UnitedHealth Group, Inc. (Health Care Providers &
Services) 5,730 3,001,088
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 366 68,771
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,599 775,227
Viatris, Inc. (Pharmaceuticals) 7,432 64,733
Waters Corp.
*
(Life Sciences Tools & Services) 370 136,371
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 451 100,970
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 1,239 140,230
Zoetis, Inc. (Pharmaceuticals) 2,788 459,044
TOTAL COMMON STOCKS
  (Cost $5,578,685) 33,090,125
Repurchase Agreements
(a)
(3.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $1,102,129 $1,102,000 $ 1,102,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,102,000) 1,102,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,680,685)— 101.6% 34,192,125
Net other assets (liabilities) — (1.6)% (543,455)
NET ASSETS — 100.0% $ 33,648,670
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Health Care Select Sector
Index Goldman Sachs International 4/23/25 5.08% $ 879,696 $ (14,310)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Health Care
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Health Care invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Biotechnology $ 5,650,098 16.8%
Health Care Equipment & Supplies 7,290,354 21.7%
Health Care Providers & Services 7,039,333 20.9%
Life Sciences Tools & Services 2,970,282 8.8%
Pharmaceuticals 10,140,058 30.1%
Other
**
558,545 1.7%
Total $33,648,670 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Industrials
Common Stocks (98.6%)
Shares Value
3M Co. (Industrial Conglomerates) 1,936 $ 284,321
A.O. Smith Corp. (Building Products) 421 27,517
Allegion PLC (Building Products) 310 40,443
AMETEK, Inc. (Electrical Equipment) 825 142,016
Automatic Data Processing, Inc. (Professional Services) 1,451 443,323
Axon Enterprise, Inc.
*
(Aerospace & Defense) 258 135,695
Broadridge Financial Solutions, Inc. (Professional
Services) 417 101,106
Builders FirstSource, Inc.
*
(Building Products) 410 51,225
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 423 43,315
Carrier Global Corp. (Building Products) 2,880 182,592
Caterpillar, Inc. (Machinery) 1,704 561,979
Cintas Corp. (Commercial Services & Supplies) 1,223 251,363
Copart, Inc.
*
(Commercial Services & Supplies) 3,127 176,957
CSX Corp. (Ground Transportation) 6,877 202,390
Cummins, Inc. (Machinery) 490 153,586
Dayforce, Inc.
*
(Professional Services) 567 33,073
Deere & Co. (Machinery) 903 423,823
Delta Air Lines, Inc. (Passenger Airlines) 2,288 99,757
Dover Corp. (Machinery) 489 85,908
Eaton Corp. PLC (Electrical Equipment) 1,409 383,008
Emerson Electric Co. (Electrical Equipment) 2,011 220,486
Equifax, Inc. (Professional Services) 442 107,654
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 499 60,005
Fastenal Co. (Trading Companies & Distributors) 2,045 158,590
FedEx Corp. (Air Freight & Logistics) 790 192,586
Fortive Corp. (Machinery) 1,217 89,060
GE Vernova, Inc.
*
(Electrical Equipment) 984 300,396
Generac Holdings, Inc.
*
(Electrical Equipment) 213 26,976
General Dynamics Corp. (Aerospace & Defense) 905 246,685
General Electric Co. (Industrial Conglomerates) 3,828 766,174
Honeywell International, Inc. (Industrial Conglomerates) 2,319 491,048
Howmet Aerospace, Inc. (Aerospace & Defense) 1,444 187,330
Hubbell, Inc. (Electrical Equipment) 191 63,204
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 140 28,566
IDEX Corp. (Machinery) 270 48,862
Illinois Tool Works, Inc. (Machinery) 952 236,106
Ingersoll Rand, Inc. (Machinery) 1,437 115,003
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 283 41,870
Jacobs Solutions, Inc. (Professional Services) 437 52,829
Johnson Controls International PLC (Building Products) 2,354 188,579
L3Harris Technologies, Inc. (Aerospace & Defense) 672 140,656
Leidos Holdings, Inc. (Professional Services) 468 63,152
Lennox International, Inc. (Building Products) 114 63,935
Lockheed Martin Corp. - Class B (Aerospace & Defense) 747 333,692
Masco Corp. (Building Products) 756 52,572
Nordson Corp. (Machinery) 193 38,932
Norfolk Southern Corp. (Ground Transportation) 808 191,375
Northrop Grumman Corp. (Aerospace & Defense) 485 248,325
Old Dominion Freight Line, Inc. (Ground Transportation) 670 110,852
Otis Worldwide Corp. (Machinery) 1,414 145,925
PACCAR, Inc. (Machinery) 1,870 182,082
Parker-Hannifin Corp. (Machinery) 459 279,003
Paychex, Inc. (Professional Services) 1,143 176,342
Paycom Software, Inc. (Professional Services) 168 36,705
Pentair PLC (Machinery) 589 51,526
Quanta Services, Inc. (Construction & Engineering) 526 133,699
Raytheon Technologies Corp. (Aerospace & Defense) 4,751 629,318
Republic Services, Inc. (Commercial Services &
Supplies) 724 175,324
Rockwell Automation, Inc. (Electrical Equipment) 403 104,127
Rollins, Inc. (Commercial Services & Supplies) 1,002 54,138
Common Stocks (98.6%), continued
Shares Value
Snap-on, Inc. (Machinery) 187 $ 63,021
Southwest Airlines Co. (Passenger Airlines) 2,114 70,988
Stanley Black & Decker, Inc. (Machinery) 550 42,284
Textron, Inc. (Aerospace & Defense) 651 47,035
The Boeing Co.
*
(Aerospace & Defense) 2,675 456,221
Trane Technologies PLC (Building Products) 800 269,535
TransDigm Group, Inc. (Aerospace & Defense) 200 276,658
Uber Technologies, Inc.
*
(Ground Transportation) 7,450 542,806
Union Pacific Corp. (Ground Transportation) 2,155 509,097
United Airlines Holdings, Inc.
*
(Passenger Airlines) 1,173 80,996
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 2,608 286,854
United Rentals, Inc. (Trading Companies & Distributors) 233 146,021
Veralto Corp. (Commercial Services & Supplies) 882 85,951
Verisk Analytics, Inc. (Professional Services) 504 150,000
W.W. Grainger, Inc. (Trading Companies & Distributors) 158 156,077
Wabtec Corp. (Machinery) 609 110,442
Waste Management, Inc. (Commercial Services &
Supplies) 1,303 301,657
Xylem, Inc. (Machinery) 866 103,452
TOTAL COMMON STOCKS
  (Cost $4,711,046) 14,356,181
Repurchase Agreements
(a)
(1.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $159,019 $159,000 $ 159,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $159,000) 159,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,870,046)— 99.7% 14,515,181
Net other assets (liabilities) — 0.3% 40,087
NET ASSETS — 100.0% $ 14,555,268
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Industrials
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Industrials Select Sector
Index Goldman Sachs International 4/23/25 5.08% $ 305,479 $ (11,084)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Industrials invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 2,730,181 18.7%
Air Freight & Logistics 582,760 4.0%
Building Products 876,398 6.0%
Commercial Services & Supplies 1,045,390 7.2%
Construction & Engineering 133,699 0.9%
Electrical Equipment 1,240,213 8.5%
Ground Transportation 1,598,390 11.0%
Industrial Conglomerates 1,541,543 10.6%
Machinery 2,730,993 18.8%
Passenger Airlines 251,741 1.7%
Professional Services 1,164,185 8.0%
Trading Companies & Distributors 460,688 3.2%
Other
**
199,087 1.4%
Total $14,555,268 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

ProFund VP International :: Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
Repurchase Agreements
(a)(b)
(101.4%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $13,774,613 $13,773,000 $ 13,773,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,773,000) $ 13,773,000
TOTAL INVESTMENT SECURITIES
  (Cost $13,773,000)— 101.4% 13,773,000
Net other assets (liabilities) — (1.4)% (193,325)
NET ASSETS — 100.0% $ 13,579,675
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $1,830,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 4/28/25 4.98% $ 7,038,144 $ (135,972)
MSCI EAFE Index UBS AG 4/28/25 5.13% 6,526,065 (127,515)
$13,564,209 $(263,487)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Internet
Common Stocks (98.3%)
Shares Value
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 2,480 $ 296,261
Akamai Technologies, Inc.
*
(IT Services) 861 69,311
Alphabet, Inc. - Class A (Interactive Media & Services) 3,812 589,488
Alphabet, Inc. - Class C (Interactive Media & Services) 3,089 482,594
Amazon.com, Inc.
*
(Broadline Retail) 5,828 1,108,835
Arista Networks, Inc.
*
(Communications Equipment) 5,918 458,527
Atlassian Corp.
*
- Class A (Software) 940 199,477
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 119 548,223
Box, Inc.
*
- Class A (Software) 823 25,398
Carvana Co.
*
(Specialty Retail) 677 141,547
Ciena Corp.
*
(Communications Equipment) 814 49,190
Cisco Systems, Inc. (Communications Equipment) 8,627 532,372
Cloudflare, Inc.
*
- Class A (IT Services) 1,764 198,785
Confluent, Inc.
*
- Class A (Software) 1,479 34,668
Copart, Inc.
*
(Commercial Services & Supplies) 5,024 284,308
Datadog, Inc.
*
- Class A (Software) 1,795 178,082
DocuSign, Inc.
*
(Software) 1,157 94,180
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 1,944 355,305
DraftKings, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 2,807 93,220
Dropbox, Inc.
*
- Class A (Software) 1,240 33,120
eBay, Inc. (Broadline Retail) 2,744 185,851
F5, Inc.
*
(Communications Equipment) 330 87,869
Flutter Entertainment PLC
*
(Hotels, Restaurants &
Leisure) 1,020 225,981
GoDaddy, Inc.
*
- Class A (IT Services) 809 145,733
HubSpot, Inc.
*
(Software) 299 170,816
Juniper Networks, Inc. (Communications Equipment) 1,897 68,652
MARA Holdings, Inc.
*
(Software) 1,944 22,356
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 1,871 1,078,369
Netflix, Inc.
*
(Entertainment) 1,117 1,041,636
Nutanix, Inc.
*
- Class A (Software) 1,428 99,689
Okta, Inc.
*
(IT Services) 937 98,591
Common Stocks (98.3%), continued
Shares Value
Paycom Software, Inc. (Professional Services) 270 $ 58,990
PayPal Holdings, Inc.
*
(Financial Services) 5,668 369,837
ROBLOX Corp.
*
- Class A (Entertainment) 3,116 181,632
Salesforce, Inc. (Software) 2,499 670,631
Snowflake, Inc.
*
- Class A (IT Services) 1,891 276,389
Veeva Systems, Inc.
*
- Class A (Health Care Technology) 856 198,275
VeriSign, Inc.
*
(IT Services) 466 118,303
Workday, Inc.
*
- Class A (Software) 1,226 286,308
Zoom Video Communications, Inc.
*
(Software) 1,502 110,803
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 1,554 15,540
TOTAL COMMON STOCKS
  (Cost $4,395,915) 11,285,142
Repurchase Agreements
(a)
(0.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $71,008 $71,000 $ 71,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $71,000) 71,000
TOTAL INVESTMENT SECURITIES
  (Cost $4,466,915)— 98.9% 11,356,142
Net other assets (liabilities) — 1.1% 127,494
NET ASSETS — 100.0% $ 11,483,636
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Internet Composite
Index Goldman Sachs International 4/23/25 5.08% $ 287,432 $ (18,955)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Internet
ProFund VP Internet invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Broadline Retail $ 1,294,686 11.3%
Commercial Services & Supplies 284,308 2.5%
Communications Equipment 1,196,610 10.4%
Entertainment 1,223,267 10.6%
Financial Services 369,837 3.2%
Health Care Technology 198,275 1.7%
Hotels, Restaurants & Leisure 1,518,990 13.2%
Interactive Media & Services 2,165,992 18.9%
IT Services 907,112 7.9%
Professional Services 58,990 0.5%
Software 1,925,528 16.8%
Specialty Retail 141,547 1.3%
Other
**
198,494 1.7%
Total $11,483,636 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Japan
Repurchase Agreements
(a)
(96.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $12,317,442 $12,316,000 $ 12,316,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,316,000) $ 12,316,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,316,000)— 96.8% 12,316,000
Net other assets (liabilities) — 3.2% 407,993
NET ASSETS — 100.0% $ 12,723,993
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Index Futures Contracts 70 6/13/25 $ 12,645,500 $ (336,825)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nikkei 225 Stock Average Goldman Sachs International 4/28/25 4.78% $ 65,336 $ (3,342)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Growth
Common Stocks (100.0%)
Shares Value
AbbVie, Inc. (Biotechnology) 838 $ 175,577
Adobe, Inc.
*
(Software) 207 79,391
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 489 58,416
Allegion PLC (Building Products) 53 6,914
Alphabet, Inc. - Class A (Interactive Media & Services) 6,585 1,018,304
Alphabet, Inc. - Class C (Interactive Media & Services) 5,337 833,800
Altria Group, Inc. (Tobacco) 881 52,878
Amazon.com, Inc.
*
(Broadline Retail) 6,176 1,175,047
American Express Co. (Consumer Finance) 626 168,425
Ameriprise Financial, Inc. (Capital Markets) 109 52,768
AMETEK, Inc. (Electrical Equipment) 123 21,173
Amgen, Inc. (Biotechnology) 261 81,315
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 1,367 89,661
ANSYS, Inc.
*
(Software) 43 13,612
Aon PLC - Class A (Insurance) 125 49,886
Apollo Global Management, Inc. - Class A (Financial
Services) 505 69,155
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 7,801 1,732,836
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 385 55,871
Arch Capital Group, Ltd.
*
(Insurance) 424 40,780
Arista Networks, Inc.
*
(Communications Equipment) 1,166 90,342
Arthur J. Gallagher & Co. (Insurance) 130 44,881
Autodesk, Inc.
*
(Software) 243 63,617
Automatic Data Processing, Inc. (Professional Services) 262 80,050
AutoZone, Inc.
*
(Specialty Retail) 19 72,443
AvalonBay Communities, Inc. (Residential REITs) 70 15,024
Axon Enterprise, Inc.
*
(Aerospace & Defense) 81 42,602
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 1,014 540,036
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 37 170,455
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 1,664 167,864
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 5,292 886,040
Broadridge Financial Solutions, Inc. (Professional
Services) 58 14,063
Brown & Brown, Inc. (Insurance) 268 33,339
Builders FirstSource, Inc.
*
(Building Products) 68 8,496
Cadence Design Systems, Inc.
*
(Software) 171 43,490
Camden Property Trust (Residential REITs) 61 7,460
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 1,183 23,104
Carrier Global Corp. (Building Products) 437 27,706
Caterpillar, Inc. (Machinery) 540 178,091
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 333 43,550
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 1,530 76,821
Cincinnati Financial Corp. (Insurance) 94 13,886
Cintas Corp. (Commercial Services & Supplies) 387 79,539
Colgate-Palmolive Co. (Household Products) 404 37,855
Constellation Energy Corp. (Electric Utilities) 353 71,175
Copart, Inc.
*
(Commercial Services & Supplies) 990 56,024
Corpay, Inc.
*
(Software) 78 27,200
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 501 473,836
Crowdstrike Holdings, Inc.
*
- Class A (Software) 279 98,370
CSX Corp. (Ground Transportation) 1,001 29,459
Cummins, Inc. (Machinery) 156 48,897
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 57 11,842
DaVita, Inc.
*
(Health Care Providers & Services) 49 7,496
Dayforce, Inc.
*
(Professional Services) 180 10,499
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 171 19,120
Deere & Co. (Machinery) 126 59,138
Common Stocks (100.0%), continued
Shares Value
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 166 $ 15,131
Delta Air Lines, Inc. (Passenger Airlines) 724 31,566
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 190 12,975
Discover Financial Services (Consumer Finance) 283 48,308
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 16 7,351
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 382 69,818
Dover Corp. (Machinery) 69 12,122
Eaton Corp. PLC (Electrical Equipment) 445 120,965
eBay, Inc. (Broadline Retail) 362 24,518
Ecolab, Inc. (Chemicals) 140 35,493
Electronic Arts, Inc. (Entertainment) 108 15,608
Eli Lilly & Co. (Pharmaceuticals) 890 735,059
Emerson Electric Co. (Electrical Equipment) 433 47,474
Equinix, Inc. (Specialized REITs) 51 41,583
Erie Indemnity Co.
*
- Class A (Insurance) 28 11,733
Essex Property Trust, Inc. (Residential REITs) 35 10,730
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 140 23,534
Extra Space Storage, Inc. (Specialized REITs) 108 16,037
F5, Inc.
*
(Communications Equipment) 30 7,988
FactSet Research Systems, Inc. (Capital Markets) 19 8,638
Fair Isaac Corp.
*
(Software) 27 49,792
Fastenal Co. (Trading Companies & Distributors) 370 28,694
First Horizon Corp. (Banks) —
(a)
—
(b)
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 65 8,218
Fiserv, Inc.
*
(Financial Services) 643 141,994
Fortinet, Inc.
*
(Software) 717 69,018
Garmin, Ltd. (Household Durables) 174 37,781
Gartner, Inc.
*
(IT Services) 86 36,098
GE Vernova, Inc.
*
(Electrical Equipment) 312 95,247
Gen Digital, Inc. (Software) 355 9,422
Generac Holdings, Inc.
*
(Electrical Equipment) 43 5,446
General Electric Co. (Industrial Conglomerates) 497 99,475
GoDaddy, Inc.
*
- Class A (IT Services) 160 28,822
HCA Healthcare, Inc. (Health Care Providers &
Services) 120 41,466
Hess Corp. (Oil, Gas & Consumable Fuels) 312 49,836
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 272 61,894
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 497 7,062
Howmet Aerospace, Inc. (Aerospace & Defense) 457 59,287
Hubbell, Inc. (Electrical Equipment) 60 19,855
Illinois Tool Works, Inc. (Machinery) 124 30,753
Incyte Corp.
*
(Biotechnology) 109 6,600
Ingersoll Rand, Inc. (Machinery) 454 36,334
Insulet Corp.
*
(Health Care Equipment & Supplies) 79 20,746
Intercontinental Exchange, Inc. (Capital Markets) 337 58,133
International Business Machines Corp. (IT Services) 1,044 259,601
Intuit, Inc. (Software) 317 194,635
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 402 199,099
Iron Mountain, Inc. (Specialized REITs) 332 28,565
Jack Henry & Associates, Inc. (Financial Services) 33 6,026
JPMorgan Chase & Co. (Banks) 1,799 441,295
KKR & Co., Inc. (Capital Markets) 335 38,729
KLA Corp. (Semiconductors & Semiconductor
Equipment) 150 101,970
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 387 14,950
Leidos Holdings, Inc. (Professional Services) 78 10,525
Lennox International, Inc. (Building Products) 36 20,190
Live Nation Entertainment, Inc.
*
(Entertainment) 176 22,982
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 58 16,417
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 258 61,532

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Large-Cap Growth
Common Stocks (100.0%), continued
Shares Value
Marsh & McLennan Cos., Inc. (Insurance) 244 $ 59,543
Martin Marietta Materials, Inc. (Construction Materials) 36 17,213
Masco Corp. (Building Products) 99 6,884
MasterCard, Inc. - Class A (Financial Services) 920 504,270
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 2,471 1,424,186
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 10 11,809
Microsoft Corp. (Software) 4,364 1,638,201
Mid-America Apartment Communities, Inc. (Residential
REITs) 54 9,049
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 54 31,319
Monster Beverage Corp.
*
(Beverages) 347 20,306
Moody's Corp. (Capital Markets) 91 42,378
Morgan Stanley (Capital Markets) 629 73,385
Motorola Solutions, Inc. (Communications Equipment) 189 82,746
MSCI, Inc. (Capital Markets) 87 49,199
Nasdaq, Inc. (Capital Markets) 192 14,565
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 107 9,399
Netflix, Inc.
*
(Entertainment) 483 450,412
NextEra Energy, Inc. (Electric Utilities) 1,555 110,234
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 497 9,423
NRG Energy, Inc. (Electric Utilities) 229 21,860
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 27,646 2,996,272
NVR, Inc.
*
(Household Durables) 2 14,489
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 115 21,857
Old Dominion Freight Line, Inc. (Ground
Transportation) 98 16,214
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 393 38,993
Oracle Corp. (Software) 1,831 255,992
O'Reilly Automotive, Inc.
*
(Specialty Retail) 65 93,118
PACCAR, Inc. (Machinery) 325 31,645
Packaging Corp. of America (Containers & Packaging) 50 9,901
Palantir Technologies, Inc.
*
- Class A (Software) 2,315 195,386
Palo Alto Networks, Inc.
*
(Software) 748 127,639
Parker-Hannifin Corp. (Machinery) 146 88,746
Paychex, Inc. (Professional Services) 170 26,228
Paycom Software, Inc. (Professional Services) 53 11,579
PayPal Holdings, Inc.
*
(Financial Services) 748 48,807
Pentair PLC (Machinery) 121 10,585
Philip Morris International, Inc. (Tobacco) 947 150,317
PPL Corp. (Electric Utilities) 433 15,636
PTC, Inc.
*
(Software) 65 10,072
Public Service Enterprise Group, Inc. (Multi-Utilities) 264 21,727
Public Storage (Specialized REITs) 178 53,274
PulteGroup, Inc. (Household Durables) 229 23,541
Quanta Services, Inc. (Construction & Engineering) 167 42,448
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 45 9,933
Raymond James Financial, Inc. (Capital Markets) 130 18,058
Raytheon Technologies Corp. (Aerospace & Defense) 857 113,518
Republic Services, Inc. (Commercial Services &
Supplies) 229 55,455
ResMed, Inc. (Health Care Equipment & Supplies) 166 37,159
Rollins, Inc. (Commercial Services & Supplies) 184 9,942
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 281 57,729
S&P Global, Inc. (Capital Markets) 167 84,853
Salesforce, Inc. (Software) 1,080 289,829
ServiceNow, Inc.
*
(Software) 233 185,501
Simon Property Group, Inc. (Retail REITs) 346 57,464
Common Stocks (100.0%), continued
Shares Value
Stryker Corp. (Health Care Equipment & Supplies) 206 $ 76,684
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 568 19,448
Synchrony Financial (Consumer Finance) 438 23,188
Synopsys, Inc.
*
(Software) 90 38,597
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 234 16,476
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 246 49,316
Tesla, Inc.
*
(Automobiles) 3,159 818,686
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels) 21 27,825
The Bank of New York Mellon Corp. (Capital Markets) 438 36,735
The Hartford Financial Services Group, Inc. (Insurance) 178 22,024
The Home Depot, Inc. (Specialty Retail) 493 180,679
The Progressive Corp. (Insurance) 662 187,354
The Sherwin-Williams Co. (Chemicals) 150 52,378
The TJX Cos., Inc. (Specialty Retail) 748 91,106
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 716 42,788
TKO Group Holdings, Inc.
*
(Entertainment) 76 11,614
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 288 76,812
Tractor Supply Co. (Specialty Retail) 326 17,963
Trane Technologies PLC (Building Products) 253 85,241
TransDigm Group, Inc. (Aerospace & Defense) 63 87,147
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 123 8,075
Tyler Technologies, Inc.
*
(Software) 48 27,907
Uber Technologies, Inc.
*
(Ground Transportation) 2,358 171,804
UDR, Inc. (Residential REITs) 153 6,911
United Airlines Holdings, Inc.
*
(Passenger Airlines) 371 25,618
United Rentals, Inc. (Trading Companies & Distributors) 73 45,749
Veralto Corp. (Commercial Services & Supplies) 133 12,961
Verisk Analytics, Inc. (Professional Services) 70 20,833
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 291 141,083
Visa, Inc. - Class A (Financial Services) 1,946 681,995
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 384 45,097
Vulcan Materials Co. (Construction Materials) 93 21,697
W.R. Berkley Corp. (Insurance) 187 13,307
W.W. Grainger, Inc. (Trading Companies & Distributors) 50 49,391
Wabtec Corp. (Machinery) 193 35,001
Walmart, Inc. (Consumer Staples Distribution & Retail) 3,282 288,127
Waste Management, Inc. (Commercial Services &
Supplies) 219 50,701
Waters Corp.
*
(Life Sciences Tools & Services) 31 11,426
Welltower, Inc. (Health Care REITs) 371 56,841
Williams-Sonoma, Inc. (Specialty Retail) 139 21,976
Willis Towers Watson PLC (Insurance) 54 18,249
Workday, Inc.
*
- Class A (Software) 114 26,622
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 101 8,434
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 130 20,457
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 26 7,347
TOTAL COMMON STOCKS
  (Cost $13,132,671) 26,754,697
Repurchase Agreements
(c)
(0.4%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $120,014 $ 120,000 120,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $120,000) 120,000

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Growth
Common Stocks (100.0%), continued
Shares Value
TOTAL INVESTMENT SECURITIES
  (Cost $13,252,671)— 100.4% $ 26,874,697
Net other assets (liabilities) — (0.4)% (112,489)
NET ASSETS — 100.0% $ 26,762,208
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
Amount is less than $0.50.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
ProFund VP Large-Cap Growth invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 302,554 1.1%
Automobiles 818,686 3.1%
Banks 441,295 1.6%
Beverages 20,306 0.1%
Biotechnology 404,575 1.5%
Broadline Retail 1,199,564 4.5%
Building Products 155,431 0.6%
Capital Markets 477,441 1.8%
Chemicals 87,871 0.3%
Commercial Services & Supplies 264,622 1.0%
Communications Equipment 181,076 0.7%
Construction & Engineering 42,448 0.1%
Construction Materials 38,910 0.2%
Consumer Finance 239,921 0.9%
Consumer Staples Distribution & Retail 761,963 2.8%
Containers & Packaging 9,901
NM
Electric Utilities 218,905 0.8%
Electrical Equipment 310,160 1.2%
Electronic Equipment, Instruments & Components 105,083 0.4%
Entertainment 500,616 1.9%
Financial Services 1,992,283 7.4%
Ground Transportation 217,477 0.8%
Health Care Equipment & Supplies 514,527 1.9%
Health Care Providers & Services 48,961 0.2%
Health Care REITs 56,841 0.2%
Hotel & Resort REITs 7,062 0.1%
Hotels, Restaurants & Leisure 675,760 2.5%
Household Durables 75,811 0.3%
Household Products 37,855 0.1%
Independent Power/Renewable Electricity Producers 45,097 0.2%
Industrial Conglomerates 99,475 0.4%
Insurance 494,982 1.9%
Interactive Media & Services 3,276,289 12.2%
IT Services 324,521 1.2%
Value
% of Net
Assets
Life Sciences Tools & Services $ 23,235 0.1%
Machinery 531,312 2.0%
Multi-Utilities 21,727 0.1%
Oil, Gas & Consumable Fuels 208,758 0.8%
Passenger Airlines 57,184 0.2%
Pharmaceuticals 735,060 2.7%
Professional Services 173,777 0.6%
Real Estate Management & Development 43,550 0.2%
Residential REITs 49,174 0.2%
Retail REITs 57,464 0.2%
Semiconductors & Semiconductor Equipment 4,101,548 15.3%
Software 3,444,293 12.9%
Specialized REITs 139,459 0.5%
Specialty Retail 477,285 1.8%
Technology Hardware, Storage & Peripherals 1,776,814 6.6%
Textiles, Apparel & Luxury Goods 61,946 0.2%
Tobacco 203,195 0.8%
Trading Companies & Distributors 123,834 0.5%
Wireless Telecommunication Services 76,813 0.3%
Other
**
7,511 –%
Total $ 26,762,208 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Large-Cap Value
Common Stocks (100.0%)
Shares Value
3M Co. (Industrial Conglomerates) 453 $ 66,528
A.O. Smith Corp. (Building Products) 98 6,405
Abbott Laboratories (Health Care Equipment &
Supplies) 1,452 192,607
AbbVie, Inc. (Biotechnology) 857 179,559
Accenture PLC - Class A (IT Services) 523 163,196
Adobe, Inc.
*
(Software) 212 81,308
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,357 139,418
Aflac, Inc. (Insurance) 415 46,144
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 239 27,958
Air Products & Chemicals, Inc. (Chemicals) 186 54,855
Akamai Technologies, Inc.
*
(IT Services) 125 10,063
Albemarle Corp. (Chemicals) 97 6,986
Alexandria Real Estate Equities, Inc. (Office REITs) 128 11,841
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 59 9,373
Allegion PLC (Building Products) 35 4,566
Alliant Energy Corp. (Electric Utilities) 215 13,835
Allstate Corp. (Insurance) 222 45,970
Altria Group, Inc. (Tobacco) 765 45,915
Amazon.com, Inc.
*
(Broadline Retail) 3,316 630,902
Amcor PLC (Containers & Packaging) 1,208 11,718
Ameren Corp. (Multi-Utilities) 226 22,690
American Electric Power Co., Inc. (Electric Utilities) 446 48,734
American International Group, Inc. (Insurance) 496 43,122
American Tower Corp. - Class A (Specialized REITs) 392 85,300
American Water Works Co., Inc. (Water Utilities) 162 23,898
AMETEK, Inc. (Electrical Equipment) 104 17,903
Amgen, Inc. (Biotechnology) 256 79,757
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 415 83,693
ANSYS, Inc.
*
(Software) 41 12,979
Aon PLC - Class A (Insurance) 89 35,519
APA Corp. (Oil, Gas & Consumable Fuels) 308 6,474
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 6,792 1,508,706
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 395 57,322
Aptiv PLC
*
(Automobile Components) 191 11,365
Archer-Daniels-Midland Co. (Food Products) 400 19,204
Arthur J. Gallagher & Co. (Insurance) 118 40,738
Assurant, Inc. (Insurance) 43 9,019
AT&T, Inc. (Diversified Telecommunication Services) 6,006 169,850
Atmos Energy Corp. (Gas Utilities) 134 20,714
Automatic Data Processing, Inc. (Professional Services) 146 44,606
AvalonBay Communities, Inc. (Residential REITs) 66 14,165
Avery Dennison Corp. (Containers & Packaging) 68 12,102
Baker Hughes Co. (Energy Equipment & Services) 827 36,347
Ball Corp. (Containers & Packaging) 249 12,965
Bank of America Corp. (Banks) 5,542 231,268
Baxter International, Inc. (Health Care Equipment &
Supplies) 426 14,582
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 240 54,974
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 783 417,009
Best Buy Co., Inc. (Specialty Retail) 161 11,851
Biogen, Inc.
*
(Biotechnology) 123 16,831
Bio-Techne Corp. (Life Sciences Tools & Services) 131 7,681
BlackRock, Inc. (Capital Markets) 123 116,417
Blackstone, Inc. (Capital Markets) 613 85,685
Boston Properties, Inc. (Office REITs) 122 8,197
Bristol-Myers Squibb Co. (Pharmaceuticals) 1,698 103,561
Broadridge Financial Solutions, Inc. (Professional
Services) 56 13,578
Brown-Forman Corp. - Class B (Beverages) 151 5,125
Common Stocks (100.0%), continued
Shares Value
Builders FirstSource, Inc.
*
(Building Products) 47 $ 5,872
Bunge Global SA (Food Products) 111 8,483
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 100 10,240
Cadence Design Systems, Inc.
*
(Software) 104 26,450
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 175 4,375
Camden Property Trust (Residential REITs) 44 5,381
Campbell Soup Co. (Food Products) 165 6,587
Capital One Financial Corp. (Consumer Finance) 320 57,376
Cardinal Health, Inc. (Health Care Providers & Services) 202 27,830
CarMax, Inc.
*
(Specialty Retail) 128 9,974
Carrier Global Corp. (Building Products) 350 22,190
Cboe Global Markets, Inc. (Capital Markets) 89 20,140
CDW Corp. (Electronic Equipment, Instruments &
Components) 112 17,949
Cencora, Inc. (Health Care Providers & Services) 144 40,045
Centene Corp.
*
(Health Care Providers & Services) 414 25,134
CenterPoint Energy, Inc. (Multi-Utilities) 543 19,673
CF Industries Holdings, Inc. (Chemicals) 145 11,332
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 43 6,472
Charter Communications, Inc.
*
- Class A (Media) 81 29,851
Chevron Corp. (Oil, Gas & Consumable Fuels) 1,398 233,871
Chubb, Ltd. (Insurance) 312 94,221
Church & Dwight Co., Inc. (Household Products) 206 22,679
Cincinnati Financial Corp. (Insurance) 61 9,011
Cisco Systems, Inc. (Communications Equipment) 3,333 205,679
Citigroup, Inc. (Banks) 1,571 111,525
Citizens Financial Group, Inc. (Banks) 364 14,913
CME Group, Inc. (Capital Markets) 303 80,383
CMS Energy Corp. (Multi-Utilities) 249 18,702
Cognizant Technology Solutions Corp. - Class A (IT
Services) 413 31,595
Colgate-Palmolive Co. (Household Products) 380 35,606
Comcast Corp. - Class A (Media) 3,155 116,420
Conagra Brands, Inc. (Food Products) 398 10,615
ConocoPhillips (Oil, Gas & Consumable Fuels) 1,068 112,161
Consolidated Edison, Inc. (Multi-Utilities) 290 32,071
Constellation Brands, Inc. - Class A (Beverages) 130 23,858
Corning, Inc. (Electronic Equipment, Instruments &
Components) 643 29,438
Corteva, Inc. (Chemicals) 574 36,122
CoStar Group, Inc.
*
(Real Estate Management &
Development) 352 27,889
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 615 17,774
Crown Castle International Corp. (Specialized REITs) 363 37,835
CSX Corp. (Ground Transportation) 869 25,575
CVS Health Corp. (Health Care Providers & Services) 1,055 71,476
D.R. Horton, Inc. (Household Durables) 238 30,257
Danaher Corp. (Life Sciences Tools & Services) 536 109,880
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 57 11,842
Deere & Co. (Machinery) 119 55,854
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 138 12,579
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 547 20,458
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 185 12,634
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 157 25,101
Digital Realty Trust, Inc. (Specialized REITs) 265 37,972
Dollar General Corp. (Consumer Staples Distribution &
Retail) 184 16,179
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 168 12,612
Dominion Energy, Inc. (Multi-Utilities) 703 39,418
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 17 7,811
Dover Corp. (Machinery) 64 11,244
Dow, Inc. (Chemicals) 588 20,533

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Common Stocks (100.0%), continued
Shares Value
DTE Energy Co. (Multi-Utilities) 173 $ 23,921
Duke Energy Corp. (Electric Utilities) 650 79,282
DuPont de Nemours, Inc. (Chemicals) 350 26,138
Eastman Chemical Co. (Chemicals) 97 8,547
eBay, Inc. (Broadline Retail) 131 8,873
Ecolab, Inc. (Chemicals) 108 27,380
Edison International (Electric Utilities) 323 19,031
Edwards LifeSciences Corp.
*
(Health Care Equipment &
Supplies) 492 35,660
Electronic Arts, Inc. (Entertainment) 119 17,198
Elevance Health, Inc. (Health Care Providers & Services) 194 84,382
Emerson Electric Co. (Electrical Equipment) 150 16,446
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 110 6,826
Entergy Corp. (Electric Utilities) 358 30,605
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 470 60,273
EPAM Systems, Inc.
*
(IT Services) 48 8,104
EQT Corp. (Oil, Gas & Consumable Fuels) 499 26,662
Equifax, Inc. (Professional Services) 105 25,574
Equinix, Inc. (Specialized REITs) 43 35,060
Equity Residential (Residential REITs) 286 20,472
Essex Property Trust, Inc. (Residential REITs) 28 8,584
Everest Group, Ltd. (Insurance) 36 13,080
Evergy, Inc. (Electric Utilities) 191 13,169
Eversource Energy (Electric Utilities) 306 19,006
Exelon Corp. (Electric Utilities) 840 38,707
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 176 19,592
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 118 14,190
Extra Space Storage, Inc. (Specialized REITs) 98 14,552
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 3,643 433,262
F5, Inc.
*
(Communications Equipment) 25 6,657
FactSet Research Systems, Inc. (Capital Markets) 17 7,729
Fastenal Co. (Trading Companies & Distributors) 205 15,898
Federal Realty Investment Trust (Retail REITs) 65 6,358
FedEx Corp. (Air Freight & Logistics) 186 45,343
Fidelity National Information Services, Inc. (Financial
Services) 442 33,009
Fifth Third Bancorp (Banks) 559 21,913
First Horizon Corp. (Banks) —
(a)
9
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 41 5,184
FirstEnergy Corp. (Electric Utilities) 428 17,300
Ford Motor Co. (Automobiles) 3,257 32,668
Fortive Corp. (Machinery) 285 20,856
Fox Corp. - Class A (Media) 182 10,301
Fox Corp. - Class B (Media) 109 5,745
Franklin Resources, Inc. (Capital Markets) 257 4,947
Freeport-McMoRan, Inc. (Metals & Mining) 1,201 45,470
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 383 30,912
Gen Digital, Inc. (Software) 189 5,016
Generac Holdings, Inc.
*
(Electrical Equipment) 19 2,406
General Dynamics Corp. (Aerospace & Defense) 213 58,060
General Electric Co. (Industrial Conglomerates) 529 105,879
General Mills, Inc. (Food Products) 461 27,562
General Motors Co. (Automobiles) 831 39,082
Genuine Parts Co. (Distributors) 117 13,939
Gilead Sciences, Inc. (Biotechnology) 1,044 116,980
Global Payments, Inc. (Financial Services) 206 20,172
Globe Life, Inc. (Insurance) 70 9,220
Halliburton Co. (Energy Equipment & Services) 724 18,368
Hasbro, Inc. (Leisure Products) 109 6,702
HCA Healthcare, Inc. (Health Care Providers &
Services) 61 21,079
Common Stocks (100.0%), continued
Shares Value
Healthpeak Properties, Inc. (Health Care REITs) 583 $ 11,788
Henry Schein, Inc.
*
(Health Care Providers & Services) 104 7,123
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 1,098 16,942
Hologic, Inc.
*
(Health Care Equipment & Supplies) 188 11,613
Honeywell International, Inc. (Industrial Conglomerates) 544 115,192
Hormel Foods Corp. (Food Products) 242 7,487
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 215 3,055
HP, Inc. (Technology Hardware, Storage & Peripherals) 784 21,709
Humana, Inc. (Health Care Providers & Services) 102 26,989
Huntington Bancshares, Inc. (Banks) 1,215 18,237
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 33 6,733
IDEX Corp. (Machinery) 64 11,582
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 69 28,977
Illinois Tool Works, Inc. (Machinery) 133 32,985
Incyte Corp.
*
(Biotechnology) 53 3,209
Intel Corp. (Semiconductors & Semiconductor
Equipment) 3,621 82,233
Intercontinental Exchange, Inc. (Capital Markets) 231 39,848
International Flavors & Fragrances, Inc. (Chemicals) 213 16,531
International Paper Co. (Containers & Packaging) 441 23,527
Invesco, Ltd. (Capital Markets) 373 5,658
Invitation Homes, Inc. (Residential REITs) 475 16,554
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 141 24,858
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 66 9,765
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 92 12,518
Jack Henry & Associates, Inc. (Financial Services) 37 6,756
Jacobs Solutions, Inc. (Professional Services) 104 12,573
Johnson & Johnson (Pharmaceuticals) 2,015 334,168
Johnson Controls International PLC (Building Products) 553 44,301
JPMorgan Chase & Co. (Banks) 1,007 247,017
Juniper Networks, Inc. (Communications Equipment) 277 10,025
Kellanova (Food Products) 224 18,478
Kenvue, Inc. (Personal Care Products) 1,604 38,464
Keurig Dr Pepper, Inc. (Beverages) 998 34,152
KeyCorp (Banks) 831 13,288
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 144 21,567
Kimberly-Clark Corp. (Household Products) 278 39,537
Kimco Realty Corp. (Retail REITs) 566 12,022
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 1,615 46,076
KKR & Co., Inc. (Capital Markets) 318 36,764
L3Harris Technologies, Inc. (Aerospace & Defense) 157 32,862
Labcorp Holdings, Inc. (Health Care Providers &
Services) 70 16,292
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 1,074 78,080
Lamb Weston Holdings, Inc. (Food Products) 119 6,343
Leidos Holdings, Inc. (Professional Services) 53 7,152
Lennar Corp. - Class A (Household Durables) 196 22,497
Linde PLC (Chemicals) 400 186,255
LKQ Corp. (Distributors) 216 9,189
Lockheed Martin Corp. - Class B (Aerospace & Defense) 174 77,728
Loews Corp. (Insurance) 148 13,603
Lowe's Cos., Inc. (Specialty Retail) 471 109,851
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 50 14,153
LyondellbBasell Industries N.V. - Class A (Chemicals) 216 15,206
M&T Bank Corp. (Banks) 141 25,204
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 265 38,608

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Large-Cap Value
Common Stocks (100.0%), continued
Shares Value
MarketAxess Holdings, Inc. (Capital Markets) 32 $ 6,923
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) —
(a)
74
Marsh & McLennan Cos., Inc. (Insurance) 230 56,127
Martin Marietta Materials, Inc. (Construction Materials) 25 11,954
Masco Corp. (Building Products) 105 7,302
Match Group, Inc. (Interactive Media & Services) 209 6,521
McCormick & Co., Inc. (Food Products) 212 17,450
McDonald's Corp. (Hotels, Restaurants & Leisure) 600 187,422
McKesson Corp. (Health Care Providers & Services) 106 71,337
Medtronic PLC (Health Care Equipment & Supplies) 1,072 96,329
Merck & Co., Inc. (Pharmaceuticals) 2,119 190,201
MetLife, Inc. (Insurance) 484 38,860
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 9 10,628
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 185 5,483
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 450 21,785
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 933 81,068
Microsoft Corp. (Software) 2,987 1,121,291
Mid-America Apartment Communities, Inc. (Residential
REITs) 58 9,720
Moderna, Inc.
*
(Biotechnology) 282 7,995
Mohawk Industries, Inc.
*
(Household Durables) 44 5,024
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 47 15,481
Molson Coors Beverage Co. - Class B (Beverages) 143 8,704
Mondelez International, Inc. - Class A (Food Products) 1,082 73,413
Monster Beverage Corp.
*
(Beverages) 327 19,136
Moody's Corp. (Capital Markets) 62 28,873
Morgan Stanley (Capital Markets) 569 66,385
Nasdaq, Inc. (Capital Markets) 204 15,475
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 91 7,993
Newmont Corp. (Metals & Mining) 952 45,962
News Corp.
*
- Class A (Media) 316 8,602
News Corp.
*
- Class B (Media) 92 2,794
NextEra Energy, Inc. (Electric Utilities) 568 40,266
NIKE, Inc. - Class B (Textiles, Apparel & Luxury
Goods) 987 62,655
NiSource, Inc. (Multi-Utilities) 392 15,715
Nordson Corp. (Machinery) 45 9,077
Norfolk Southern Corp. (Ground Transportation) 190 45,002
Northern Trust Corp. (Capital Markets) 164 16,179
Northrop Grumman Corp. (Aerospace & Defense) 114 58,369
Nucor Corp. (Metals & Mining) 197 23,707
NVR, Inc.
*
(Household Durables) 1 7,244
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 128 24,328
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 565 27,888
Old Dominion Freight Line, Inc. (Ground
Transportation) 85 14,063
Omnicom Group, Inc. (Media) 164 13,597
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 351 14,282
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 229 22,721
Otis Worldwide Corp. (Machinery) 332 34,262
PACCAR, Inc. (Machinery) 197 19,182
Packaging Corp. of America (Containers & Packaging) 38 7,525
Paramount Global
(b)
- Class B (Media) 496 5,932
Paychex, Inc. (Professional Services) 142 21,908
PayPal Holdings, Inc.
*
(Financial Services) 272 17,748
Common Stocks (100.0%), continued
Shares Value
Pentair PLC (Machinery) 49 $ 4,287
PepsiCo, Inc. (Beverages) 1,148 172,131
Pfizer, Inc. (Pharmaceuticals) 4,742 120,162
PG&E Corp. (Electric Utilities) 1,836 31,542
Philip Morris International, Inc. (Tobacco) 598 94,921
Phillips 66 (Oil, Gas & Consumable Fuels) 347 42,848
Pinnacle West Capital Corp. (Electric Utilities) 96 9,144
PNC Financial Services Group, Inc. (Banks) 332 58,356
Pool Corp. (Distributors) 32 10,187
PPG Industries, Inc. (Chemicals) 194 21,214
PPL Corp. (Electric Utilities) 295 10,652
Principal Financial Group, Inc. (Insurance) 176 14,849
Prologis, Inc. (Industrial REITs) 775 86,637
Prudential Financial, Inc. (Insurance) 296 33,057
PTC, Inc.
*
(Software) 54 8,367
Public Service Enterprise Group, Inc. (Multi-Utilities) 221 18,188
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 927 142,396
Quest Diagnostics, Inc. (Health Care Providers &
Services) 93 15,736
Raymond James Financial, Inc. (Capital Markets) 59 8,196
Raytheon Technologies Corp. (Aerospace & Defense) 479 63,448
Realty Income Corp. (Retail REITs) 732 42,464
Regency Centers Corp. (Retail REITs) 137 10,105
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 89 56,446
Regions Financial Corp. (Banks) 759 16,493
Revvity, Inc. (Life Sciences Tools & Services) 102 10,792
Rockwell Automation, Inc. (Electrical Equipment) 94 24,288
Rollins, Inc. (Commercial Services & Supplies) 98 5,295
Roper Technologies, Inc. (Software) 90 53,062
Ross Stores, Inc. (Specialty Retail) 277 35,398
S&P Global, Inc. (Capital Markets) 141 71,642
SBA Communications Corp. - Class A (Specialized
REITs) 91 20,021
Schlumberger N.V. (Energy Equipment & Services) 1,171 48,947
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 177 15,036
Sempra (Multi-Utilities) 530 37,821
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 134 8,660
Smurfit WestRock PLC (Containers & Packaging) 413 18,610
Snap-on, Inc. (Machinery) 44 14,828
Solventum Corp.
*
(Health Care Equipment & Supplies) 116 8,821
Southwest Airlines Co. (Passenger Airlines) 493 16,555
Stanley Black & Decker, Inc. (Machinery) 128 9,841
Starbucks Corp. (Hotels, Restaurants & Leisure) 951 93,284
State Street Corp. (Capital Markets) 241 21,577
Steel Dynamics, Inc. (Metals & Mining) 119 14,885
STERIS PLC (Health Care Equipment & Supplies) 82 18,585
Stryker Corp. (Health Care Equipment & Supplies) 135 50,254
Synopsys, Inc.
*
(Software) 62 26,589
Sysco Corp. (Consumer Staples Distribution & Retail) 409 30,691
T. Rowe Price Group, Inc. (Capital Markets) 186 17,088
Take-Two Interactive Software, Inc.
*
(Entertainment) 138 28,601
Target Corp. (Consumer Staples Distribution & Retail) 383 39,970
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 250 35,330
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 40 19,908
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 136 11,234
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 762 136,931
Textron, Inc. (Aerospace & Defense) 152 10,982

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Large-Cap Value
Common Stocks (100.0%), continued
Shares Value
The AES Corp. (Independent Power/Renewable
Electricity Producers) 594 $ 7,377
The Bank of New York Mellon Corp. (Capital Markets) 276 23,148
The Boeing Co.
*
(Aerospace & Defense) 628 107,105
The Charles Schwab Corp. (Capital Markets) 1,427 111,706
The Cigna Group (Health Care Providers & Services) 229 75,341
The Clorox Co. (Household Products) 104 15,314
The Coca-Cola Co. (Beverages) 3,241 232,120
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 168 14,171
The Estee Lauder Cos., Inc. (Personal Care Products) 195 12,870
The Goldman Sachs Group, Inc. (Capital Markets) 261 142,581
The Hartford Financial Services Group, Inc. (Insurance) 109 13,487
The Hershey Co. (Food Products) 124 21,208
The Home Depot, Inc. (Specialty Retail) 466 170,784
The Interpublic Group of Cos., Inc. (Media) 310 8,420
The J.M. Smucker Co. (Food Products) 90 10,657
The Kraft Heinz Co. (Food Products) 728 22,153
The Kroger Co. (Consumer Staples Distribution &
Retail) 556 37,636
The Mosaic Co. (Chemicals) 264 7,131
The Procter & Gamble Co. (Household Products) 1,963 334,534
The Sherwin-Williams Co. (Chemicals) 84 29,332
The Southern Co. (Electric Utilities) 918 84,411
The TJX Cos., Inc. (Specialty Retail) 387 47,137
The Travelers Cos., Inc. (Insurance) 190 50,247
The Walt Disney Co. (Entertainment) 1,514 149,431
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 489 29,223
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 322 160,227
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 189 50,408
Tractor Supply Co. (Specialty Retail) 204 11,240
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 114 7,484
Truist Financial Corp. (Banks) 1,100 45,265
Tyson Foods, Inc. - Class A (Food Products) 239 15,251
U.S. Bancorp (Banks) 1,304 55,055
UDR, Inc. (Residential REITs) 137 6,188
Ulta Beauty, Inc.
*
(Specialty Retail) 40 14,662
Union Pacific Corp. (Ground Transportation) 504 119,064
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 612 67,313
UnitedHealth Group, Inc. (Health Care Providers &
Services) 770 403,287
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 49 9,207
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 266 35,131
Ventas, Inc. (Health Care REITs) 365 25,097
Veralto Corp. (Commercial Services & Supplies) 108 10,525
VeriSign, Inc.
*
(IT Services) 69 17,517
Verisk Analytics, Inc. (Professional Services) 66 19,643
Verizon Communications, Inc. (Diversified
Telecommunication Services) 3,523 159,803
Viatris, Inc. (Pharmaceuticals) 997 8,684
VICI Properties, Inc. (Specialized REITs) 881 28,738
Vulcan Materials Co. (Construction Materials) 41 9,565
W.R. Berkley Corp. (Insurance) 112 7,970
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 599 6,691
Walmart, Inc. (Consumer Staples Distribution & Retail) 1,197 105,084
Warner Bros. Discovery, Inc.
*
(Entertainment) 1,867 20,033
Waste Management, Inc. (Commercial Services &
Supplies) 143 33,105
Waters Corp.
*
(Life Sciences Tools & Services) 27 9,951
Common Stocks (100.0%), continued
Shares Value
WEC Energy Group, Inc. (Multi-Utilities) 266 $ 28,989
Wells Fargo & Co. (Banks) 2,752 197,566
Welltower, Inc. (Health Care REITs) 235 36,005
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 61 13,657
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 290 11,725
Weyerhaeuser Co. (Specialized REITs) 605 17,714
Willis Towers Watson PLC (Insurance) 44 14,870
Workday, Inc.
*
- Class A (Software) 96 22,419
Xcel Energy, Inc. (Electric Utilities) 480 33,979
Xylem, Inc. (Machinery) 203 24,250
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 139 21,873
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 24 6,781
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 166 18,788
Zoetis, Inc. (Pharmaceuticals) 375 61,744
TOTAL COMMON STOCKS
  (Cost $16,265,232) 19,970,275
Repurchase Agreements
(c)
(0.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $28,003 $ 28,000 28,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $28,000) 28,000
Collateral for Securities Loaned
(d)
(
NM
)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(e)
4,152 4,152
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $4,152) 4,152
TOTAL INVESTMENT SECURITIES
  (Cost $16,297,384)— 100.1% 20,002,427
Net other assets (liabilities) — (0.1)% (12,774)
NET ASSETS — 100.0% $ 19,989,653
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $4,138.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Large-Cap Value
ProFund VP Large-Cap Value invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 415,287 2.1%
Air Freight & Logistics 137,086 0.7%
Automobile Components 11,365 0.1%
Automobiles 71,750 0.4%
Banks 1,056,108 5.3%
Beverages 495,226 2.5%
Biotechnology 460,777 2.3%
Broadline Retail 639,775 3.2%
Building Products 90,636 0.5%
Capital Markets 927,344 4.6%
Chemicals 467,562 2.3%
Commercial Services & Supplies 48,925 0.2%
Communications Equipment 222,361 1.1%
Construction Materials 21,518 0.1%
Consumer Finance 57,376 0.3%
Consumer Staples Distribution & Retail 248,863 1.3%
Containers & Packaging 86,447 0.4%
Distributors 33,315 0.2%
Diversified Telecommunication Services 329,653 1.6%
Electric Utilities 489,663 2.5%
Electrical Equipment 61,043 0.3%
Electronic Equipment, Instruments & Components 150,975 0.8%
Energy Equipment & Services 103,662 0.5%
Entertainment 215,263 1.1%
Financial Services 494,695 2.5%
Food Products 264,891 1.3%
Gas Utilities 20,714 0.1%
Ground Transportation 213,469 1.1%
Health Care Equipment & Supplies 598,280 3.0%
Health Care Providers & Services 910,739 4.6%
Health Care REITs 72,890 0.4%
Hotel & Resort REITs 3,055
NM
Hotels, Restaurants & Leisure 332,164 1.7%
Household Durables 65,022 0.3%
Household Products 447,670 2.2%
Independent Power/Renewable Electricity Producers 7,377
NM
Industrial Conglomerates 287,599 1.4%
Industrial REITs 86,637 0.4%
Insurance 589,114 2.9%
Interactive Media & Services 6,521
NM
IT Services 230,475 1.1%
Leisure Products 6,702
NM
Life Sciences Tools & Services 382,105 1.9%
Machinery 248,248 1.2%
Media 201,661 1.0%
Metals & Mining 130,024 0.7%
Multi-Utilities 257,188 1.3%
Office REITs 20,038 0.1%
Value
% of Net
Assets
Oil, Gas & Consumable Fuels $ 1,198,123 6.0%
Passenger Airlines 16,555 0.1%
Personal Care Products 51,334 0.3%
Pharmaceuticals 818,520 4.1%
Professional Services 145,034 0.7%
Real Estate Management & Development 27,889 0.1%
Residential REITs 81,064 0.4%
Retail REITs 70,949 0.4%
Semiconductors & Semiconductor Equipment 893,440 4.5%
Software 1,357,481 6.8%
Specialized REITs 277,192 1.4%
Specialty Retail 410,897 2.0%
Technology Hardware, Storage & Peripherals 1,594,691 8.0%
Textiles, Apparel & Luxury Goods 76,808 0.4%
Tobacco 140,836 0.7%
Trading Companies & Distributors 15,898 0.1%
Water Utilities 23,898 0.1%
Wireless Telecommunication Services 50,408 0.3%
Other
**
19,378
NM
Total $ 19,989,653 100.0%
NM
Not meaningful, amount is less than 0.05%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Materials
Common Stocks (98.7%)
Shares Value
Air Products & Chemicals, Inc. (Chemicals) 2,257 $ 665,634
Albemarle Corp. (Chemicals) 1,857 133,741
Amcor PLC (Containers & Packaging) 22,827 221,422
Avery Dennison Corp. (Containers & Packaging) 1,269 225,844
Ball Corp. (Containers & Packaging) 4,713 245,406
CF Industries Holdings, Inc. (Chemicals) 2,748 214,756
Corteva, Inc. (Chemicals) 9,083 571,593
Dow, Inc. (Chemicals) 11,116 388,171
DuPont de Nemours, Inc. (Chemicals) 6,602 493,037
Eastman Chemical Co. (Chemicals) 1,819 160,272
Ecolab, Inc. (Chemicals) 2,556 647,997
Freeport-McMoRan, Inc. (Metals & Mining) 14,578 551,923
International Flavors & Fragrances, Inc. (Chemicals) 4,038 313,389
International Paper Co. (Containers & Packaging) 8,326 444,192
LyondellBasell Industries N.V. - A (Chemicals) 4,094 288,218
Martin Marietta Materials, Inc. (Construction Materials) 965 461,395
New Linde PLC (Chemicals) 4,830 2,249,042
Newmont Corp. (Metals & Mining) 12,283 593,023
Nucor Corp. (Metals & Mining) 3,708 446,221
Packaging Corp. of America (Containers & Packaging) 1,408 278,812
PPG Industries, Inc. (Chemicals) 3,664 400,658
Smurfit WestRock PLC (Containers & Packaging) 7,809 351,874
Steel Dynamics, Inc. (Metals & Mining) 2,236 279,679
The Mosaic Co. (Chemicals) 5,017 135,509
Common Stocks (98.7%), continued
Shares Value
The Sherwin-Williams Co. (Chemicals) 2,350 $ 820,597
Vulcan Materials Co. (Construction Materials) 2,086 486,664
TOTAL COMMON STOCKS
  (Cost $5,880,033) 12,069,069
Repurchase Agreements
(a)
(2.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $257,030 $257,000 $ 257,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $257,000) 257,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,137,033)— 100.8% 12,326,069
Net other assets (liabilities) — (0.8)% (103,023)
NET ASSETS — 100.0% $ 12,223,046
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Materials Select Sector
Index Goldman Sachs International 4/23/25 5.08% $ 173,675 $ (1,128)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Materials invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Chemicals $ 7,482,614 61.2%
Construction Materials 948,059 7.7%
Containers & Packaging 1,767,550 14.5%
Metals & Mining 1,870,846 15.3%
Other
**
153,977 1.3%
Total $12,223,046 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap
Repurchase Agreements
(a)(b)
(100.5%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $9,525,115 $9,524,000 $ 9,524,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,524,000) $ 9,524,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,524,000)— 100.5% 9,524,000
Net other assets (liabilities) — (0.5)% (48,262)
NET ASSETS — 100.0% $ 9,475,738
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $1,619,000.
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P MidCap 400 Futures Contracts 5 6/23/25 $ 1,469,300 $ 2,462
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 4/28/25 4.98% $ 2,745,089 $ (48,391)
S&P MidCap 400 UBS AG 4/28/25 5.13% 5,261,018 (90,268)
$8,006,107 $(138,659)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth
Common Stocks (99.7%)
Shares Value
AAON, Inc. (Building Products) 566 $ 44,222
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 423 32,305
Acuity Brands, Inc. (Electrical Equipment) 257 67,681
Advanced Drainage Systems, Inc. (Building Products) 284 30,857
AECOM (Construction & Engineering) 590 54,711
Affiliated Managers Group, Inc. (Capital Markets) 101 16,971
Agree Realty Corp. (Retail REITs) 368 28,406
Alaska Air Group, Inc.
*
(Passenger Airlines) 1,033 50,844
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 417 10,479
American Airlines Group, Inc.
*
(Passenger Airlines) 5,521 58,247
American Financial Group, Inc. (Insurance) 267 35,068
American Homes 4 Rent - Class A (Residential REITs) 1,012 38,264
Antero Midstream Corp. (Oil, Gas & Consumable
Fuels) 1,406 25,308
Appfolio, Inc.
*
- Class A (Software) 195 42,881
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 322 72,559
AptarGroup, Inc. (Containers & Packaging) 296 43,920
ATI, Inc.
*
(Metals & Mining) 1,198 62,332
Axalta Coating Systems, Ltd.
*
(Chemicals) 989 32,805
Bath & Body Works, Inc. (Retail - Discretionary) 927 28,107
Belden, Inc. (Electronic Equipment, Instruments &
Components) 338 33,885
BellRing Brands, Inc.
*
(Personal Care Products) 495 36,858
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 521 59,446
Blackbaud, Inc.
*
(Software) 156 9,680
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 340 22,382
Brixmor Property Group, Inc. (Retail REITs) 1,387 36,825
Bruker Corp. (Life Sciences Tools & Services) 427 17,823
Burlington Stores, Inc.
*
(Specialty Retail) 527 125,599
BWX Technologies, Inc. (Aerospace & Defense) 768 75,763
Cabot Corp. (Chemicals) 255 21,201
CACI International, Inc.
*
- Class A (Professional
Services) 113 41,462
Carlisle Cos., Inc. (Building Products) 373 127,006
Carpenter Technology Corp. (Metals & Mining) 419 75,915
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 215 93,319
Cava Group, Inc.
*
(Leisure Facilities & Services) 548 47,353
Celsius Holdings, Inc.
*
(Beverages) 846 30,135
ChampionX Corp. (Energy Equipment & Services) 641 19,102
Chart Industries, Inc.
*
(Machinery) 353 50,959
Chemed Corp. (Health Care Providers & Services) 58 35,689
Chewy, Inc.
*
(Specialty Retail) 1,391 45,221
Choice Hotels International, Inc. (Hotels, Restaurants
& Leisure) 188 24,963
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 617 68,530
Ciena Corp.
*
(Communications Equipment) 716 43,268
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 272 27,106
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 425 83,768
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 1,250 39,350
Coca-Cola Consolidated, Inc. (Beverages) 49 66,150
Cognex Corp. (Electronic Equipment, Instruments &
Components) 570 17,003
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 1,301 84,487
Comfort Systems USA, Inc. (Construction &
Engineering) 298 96,054
Commerce Bancshares, Inc. (Banks) 584 36,342
CommVault Systems, Inc.
*
(Software) 369 58,213
COPT Defense Properties (Office REITs) 491 13,390
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 990 47,827
Crane Co. (Machinery) 216 33,087
Common Stocks (99.7%), continued
Shares Value
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 165 $ 8,481
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 471 50,020
CubeSmart (Specialized REITs) 1,025 43,778
Cullen/Frost Bankers, Inc. (Banks) 378 47,326
Curtiss-Wright Corp. (Aerospace & Defense) 316 100,258
Cytokinetics, Inc.
*
(Biotechnology) 495 19,894
Dick's Sporting Goods, Inc. (Specialty Retail) 292 58,856
DocuSign, Inc.
*
(Software) 1,696 138,054
Donaldson Co., Inc. (Machinery) 572 38,358
Doximity, Inc.
*
- Class A (Health Care Technology) 1,121 65,052
Dropbox, Inc.
*
- Class A (Software) 1,109 29,621
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 851 82,105
Duolingo, Inc.
*
(Diversified Consumer Services) 318 98,751
Dynatrace, Inc.
*
(Software) 2,513 118,488
Eagle Materials, Inc. (Construction Materials) 279 61,918
East West Bancorp, Inc. (Banks) 1,164 104,482
EastGroup Properties, Inc. (Industrial REITs) 205 36,111
EchoStar Corp.
*
- Class A (Media) 497 12,713
elf Beauty, Inc.
*
(Personal Care Products) 474 29,762
EMCOR Group, Inc. (Construction & Engineering) 386 142,676
Encompass Health Corp. (Health Care Providers &
Services) 601 60,869
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 660 57,736
Equitable Holdings, Inc. (Financial Services) 2,602 135,538
Equity LifeStyle Properties, Inc. (Residential REITs) 802 53,493
Esab Corp. (Machinery) 477 55,571
Euronet Worldwide, Inc.
*
(Financial Services) 205 21,904
Evercore Partners, Inc. (Capital Markets) 297 59,317
Exelixis, Inc.
*
(Biotechnology) 2,350 86,762
ExlService Holdings, Inc.
*
(Professional Services) 1,351 63,781
Exponent, Inc. (Professional Services) 256 20,751
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 302 59,648
Federated Hermes, Inc. - Class B (Capital Markets) 399 16,267
First Financial Bankshares, Inc. (Banks) 605 21,732
First Industrial Realty Trust, Inc. (Industrial REITs) 600 32,376
FirstCash Holdings, Inc. (Consumer Finance) 209 25,147
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 504 40,557
Flowserve Corp. (Machinery) 772 37,704
GameStop Corp.
*
- Class A (Specialty Retail) 1,503 33,547
Gaming and Leisure Properties, Inc. (Specialized
REITs) 991 50,442
GATX Corp.
*
(Trading Companies & Distributors) 185 28,725
Genpact, Ltd. (Professional Services) 715 36,022
Gentex Corp. (Automobile Components) 783 18,244
Glacier Bancorp, Inc. (Banks) 428 18,926
Globus Medical, Inc.
*
- Class A (Health Care Equipment
& Supplies) 955 69,906
Graco, Inc. (Machinery) 695 58,039
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 241 41,698
Graphic Packaging Holding Co. (Containers &
Packaging) 983 25,519
Guidewire Software, Inc.
*
(Software) 701 131,339
H&R Block, Inc. (Diversified Consumer Services) 1,124 61,719
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 245 15,570
Halozyme Therapeutics, Inc.
*
(Biotechnology) 1,068 68,149
Hamilton Lane, Inc. - Class A (Capital Markets) 364 54,116
HealthEquity, Inc.
*
(Health Care Providers & Services) 728 64,333
Hexcel Corp. (Aerospace & Defense) 341 18,673
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 521 19,491

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Mid-Cap Growth
Common Stocks (99.7%), continued
Shares Value
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 1,605 $ 47,428
Home BancShares, Inc. (Banks) 590 16,679
Houlihan Lokey, Inc. (Capital Markets) 454 73,322
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 358 43,855
IDACORP, Inc. (Electric Utilities) 183 21,268
Illumina, Inc.
*
(Life Sciences Tools & Services) 692 54,903
Independence Realty Trust, Inc. (Residential REITs) 1,161 24,648
Ingredion, Inc. (Food Products) 233 31,505
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 914 151,350
International Bancshares Corp. (Banks) 319 20,116
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 448 12,239
ITT, Inc. (Machinery) 485 62,643
Janus Henderson Group PLC (Capital Markets) 427 15,436
Jefferies Financial Group, Inc. (Capital Markets) 724 38,785
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 211 52,309
KB Home (Household Durables) 303 17,610
KBR, Inc. (Professional Services) 470 23,411
Kinsale Capital Group, Inc. (Insurance) 186 90,528
Kirby Corp.
*
(Marine Transportation) 482 48,687
Kite Realty Group Trust (Retail REITs) 793 17,739
Knife River Corp.
*
(Construction Materials) 475 42,850
Kyndryl Holdings, Inc.
*
(IT Services) 1,094 34,352
Lamar Advertising Co. - Class A (Specialized REITs) 465 52,908
Lancaster Colony Corp. (Food Products) 79 13,825
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 584 56,998
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 568 29,792
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 741 64,178
Lincoln Electric Holdings, Inc. (Machinery) 270 51,073
LivaNova PLC
*
(Health Care Equipment & Supplies) 187 7,345
Louisiana-Pacific Corp. (Paper & Forest Products) 525 48,290
Lumentum Holdings, Inc.
*
(Communications
Equipment) 366 22,816
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 499 50,089
Manhattan Associates, Inc.
*
(Software) 513 88,770
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 625 24,931
Masimo Corp.
*
(Health Care Equipment & Supplies) 373 62,142
MasTec, Inc.
*
(Construction & Engineering) 517 60,339
Matador Resources Co. (Oil, Gas & Consumable Fuels) 624 31,880
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 210 63,985
MGIC Investment Corp. (Financial Services) 1,001 24,805
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 232 18,595
Morningstar, Inc. (Capital Markets) 227 68,070
MSA Safety, Inc. (Commercial Services & Supplies) 165 24,204
Mueller Industries, Inc. (Machinery) 955 72,714
Murphy USA, Inc. (Specialty Retail) 153 71,881
National Storage Affiliates Trust (Specialized REITs) 589 23,207
Neurocrine Biosciences, Inc.
*
(Biotechnology) 837 92,572
NewMarket Corp. (Chemicals) 28 15,861
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 184 23,528
nVent Electric PLC (Electrical Equipment) 1,384 72,549
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 304 35,373
Omega Healthcare Investors, Inc. (Health Care REITs) 947 36,062
Common Stocks (99.7%), continued
Shares Value
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 232 $ 28,151
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 217 15,357
Owens Corning (Building Products) 720 102,830
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 849 9,067
Parsons Corp.
*
(Professional Services) 392 23,210
Paylocity Holding Corp.
*
(Professional Services) 366 68,566
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 209 55,889
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 5,371 74,388
Pilgrim's Pride Corp.
*
(Food Products) 338 18,424
Pinnacle Financial Partners, Inc. (Banks) 411 43,582
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 707 68,303
Post Holdings, Inc.
*
(Food Products) 215 25,017
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 163 8,232
Primerica, Inc. (Insurance) 280 79,668
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 2,602 115,191
Qualys, Inc.
*
(Software) 178 22,416
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 895 46,338
Range Resources Corp. (Oil, Gas & Consumable Fuels) 932 37,215
Rb Global, Inc. (Commercial Services & Supplies) 1,548 155,264
RBC Bearings, Inc.
*
(Machinery) 263 84,625
RenaissanceRe Holdings, Ltd. (Insurance) 414 99,360
Repligen Corp.
*
(Life Sciences Tools & Services) 184 23,412
RH
*
(Specialty Retail) 63 14,768
RLI Corp. (Insurance) 700 56,231
Roivant Sciences, Ltd.
*
(Biotechnology) 3,535 35,668
Royal Gold, Inc. (Metals & Mining) 248 40,550
RPM International, Inc. (Chemicals) 615 71,143
Ryan Specialty Holdings, Inc. (Insurance) 893 65,966
Ryder System, Inc. (Ground Transportation) 187 26,892
Saia, Inc.
*
(Ground Transportation) 223 77,923
Sarepta Therapeutics, Inc.
*
(Biotechnology) 802 51,184
SEI Investments Co. (Capital Markets) 494 38,349
Service Corp. International (Diversified Consumer
Services) 739 59,268
Shift4 Payments, Inc.
*
- Class A (Financial Services) 576 47,065
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 117 13,171
Simpson Manufacturing Co., Inc. (Building Products) 234 36,757
SLM Corp. (Consumer Finance) 1,766 51,867
Sotera Health Co.
*
(Life Sciences Tools & Services) 591 6,891
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 840 128,217
Stifel Financial Corp. (Capital Markets) 609 57,404
Synovus Financial Corp. (Banks) 581 27,156
Tempur Sealy International, Inc. (Household Durables) 947 56,706
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 487 65,501
Tetra Tech, Inc. (Commercial Services & Supplies) 2,250 65,813
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 560 93,314
The Brink's Co. (Commercial Services & Supplies) 183 15,767
The Carlyle Group, Inc. (Capital Markets) 656 28,595
The Ensign Group, Inc. (Health Care Providers &
Services) 479 61,983
The New York Times Co. - Class A (Media) 740 36,705
The Scotts Miracle-Gro Co.
*
(Chemicals) 134 7,355
The Toro Co. (Machinery) 355 25,826
The Wendy's Co. (Hotels, Restaurants & Leisure) 647 9,466
Toll Brothers, Inc. (Household Durables) 839 88,590

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth
Common Stocks (99.7%), continued
Shares Value
TopBuild Corp.
*
(Household Durables) 246 $ 75,018
Travel + Leisure Co.
*
(Hotels, Restaurants & Leisure) 574 26,570
Trex Co., Inc.
*
(Building Products) 441 25,622
UMB Financial Corp. (Banks) 331 33,464
United Therapeutics Corp.
*
(Biotechnology) 375 115,601
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 170 23,712
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 167 26,723
Valaris, Ltd.
*
(Energy Equipment & Services) 549 21,553
Valmont Industries, Inc. (Construction & Engineering) 123 35,101
Valvoline, Inc.
*
(Specialty Retail) 1,067 37,142
Viper Energy, Inc. (Oil & Gas Producers) 1,102 49,755
Vontier Corp. (Electronic Equipment, Instruments &
Components) 524 17,213
Vornado Realty Trust (Office REITs) 1,018 37,655
Voya Financial, Inc. (Financial Services) 420 28,459
Warner Music Group Corp.
*
- Class A (Entertainment) 584 18,308
Watsco, Inc. (Trading Companies & Distributors) 181 92,003
Watts Water Technologies, Inc. - Class A (Machinery) 117 23,859
Weatherford International PLC (Energy Equipment &
Services) 294 15,744
Western Alliance Bancorp (Banks) 916 70,376
WEX, Inc.
*
(Financial Services) 205 32,189
Wingstop, Inc. (Hotels, Restaurants & Leisure) 245 55,267
Wintrust Financial Corp. (Banks) 290 32,613
Woodward, Inc. (Aerospace & Defense) 498 90,880
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants
& Leisure) 653 59,103
XPO, Inc.
*
(Ground Transportation) 482 51,854
YETI Holdings, Inc.
*
(Leisure Products) 299 9,897
Zions Bancorp N.A. (Banks) 497 24,780
TOTAL COMMON STOCKS
  (Cost $8,968,800) 11,518,945
Repurchase Agreements
(a)
(0.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $37,004 $37,000 $ 37,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $37,000) 37,000
TOTAL INVESTMENT SECURITIES
  (Cost $9,005,800)— 100.0% 11,555,945
Net other assets (liabilities) — NM (4,280)
NET ASSETS — 100.0% $ 11,551,665
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
ProFund VP Mid-Cap Growth invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 285,574 2.5%
Value
% of Net
Assets
Automobile Components $ 18,244 0.2%
Banks 497,574 4.3%
Beverages 96,284 0.8%
Biotechnology 469,830 4.1%
Broadline Retail 35,374 0.3%
Building Products 367,294 3.2%
Capital Markets 617,981 5.3%
Chemicals 148,365 1.3%
Commercial Services & Supplies 344,815 3.0%
Communications Equipment 66,084 0.6%
Construction & Engineering 388,882 3.4%
Construction Materials 104,768 0.9%
Consumer Finance 77,014 0.7%
Consumer Staples Distribution & Retail 305,914 2.6%
Containers & Packaging 69,439 0.6%
Diversified Consumer Services 261,436 2.3%
Diversified Telecommunication Services 12,239 0.1%
Electric Utilities 21,268 0.2%
Electrical Equipment 140,230 1.2%
Electronic Equipment, Instruments & Components 244,245 2.1%
Energy Equipment & Services 56,399 0.5%
Entertainment 18,309 0.2%
Financial Services 289,961 2.5%
Food Products 88,771 0.8%
Ground Transportation 156,669 1.4%
Health Care Equipment & Supplies 267,850 2.3%
Health Care Providers & Services 335,803 2.9%
Health Care REITs 36,062 0.3%
Health Care Technology 65,052 0.6%
Hotel & Resort REITs 9,067 0.1%
Hotels, Restaurants & Leisure 582,144 5.0%
Household Durables 237,924 2.1%
Independent Power/Renewable Electricity Producers 15,357 0.1%
Industrial REITs 68,487 0.6%
Insurance 426,821 3.7%
IT Services 34,352 0.3%
Leisure Facilities & Services 47,353 0.4%
Leisure Products 9,897 0.1%
Life Sciences Tools & Services 167,015 1.4%
Machinery 594,458 5.1%
Marine Transportation 48,687 0.4%
Media 49,417 0.4%
Metals & Mining 178,797 1.6%
Office REITs 51,045 0.4%
Oil & Gas Producers 49,755 0.4%
Oil, Gas & Consumable Fuels 290,246 2.5%
Paper & Forest Products 48,290 0.4%
Passenger Airlines 109,091 0.9%
Personal Care Products 66,620 0.6%
Professional Services 277,203 2.4%
Real Estate Management & Development 52,309 0.5%
Residential REITs 116,405 1.0%
Retail - Discretionary 28,107 0.2%
Retail REITs 82,970 0.7%
Semiconductors & Semiconductor Equipment 313,401 2.7%
Software 639,462 5.5%
Specialized REITs 170,334 1.5%
Specialty Retail 459,876 4.0%
Technology Hardware, Storage & Peripherals 115,191 1.0%
Textiles, Apparel & Luxury Goods 50,020 0.4%
Trading Companies & Distributors 241,114 2.1%
Other
**
32,720 0.3%
Total $11,551,665 100.0%

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Mid-Cap Growth
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Value
Common Stocks (99.6%)
Shares Value
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 595 $ 18,040
Advanced Drainage Systems, Inc. (Building Products) 235 25,533
AECOM (Construction & Engineering) 400 37,092
Affiliated Managers Group, Inc. (Capital Markets) 111 18,651
AGCO Corp. (Machinery) 397 36,750
Agree Realty Corp. (Retail REITs) 405 31,262
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 2,599 57,152
Alcoa Corp. (Metals & Mining) 1,656 50,508
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 519 13,042
ALLETE, Inc. (Electric Utilities) 371 24,375
Ally Financial, Inc. (Consumer Finance) 1,761 64,223
Amedisys, Inc.
*
(Health Care Providers & Services) 210 19,452
American Financial Group, Inc. (Insurance) 259 34,017
American Homes 4 Rent - Class A (Residential REITs) 1,261 47,679
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 727 13,130
Annaly Capital Management, Inc. (Mortgage REITs) 3,707 75,289
Antero Midstream Corp. (Oil, Gas & Consumable
Fuels) 1,074 19,332
Antero Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 1,875 75,825
AptarGroup, Inc. (Containers & Packaging) 200 29,676
Aramark (Hotels, Restaurants & Leisure) 1,699 58,649
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 334 34,679
ASGN, Inc.
*
(IT Services) 283 17,835
Ashland, Inc. (Chemicals) 302 17,906
Associated Banc-Corp. (Banks) 1,051 23,679
Autoliv, Inc. (Automobile Components) 458 40,510
AutoNation, Inc.
*
(Specialty Retail) 165 26,717
Avantor, Inc.
*
(Life Sciences Tools & Services) 4,364 70,741
Avient Corp. (Chemicals) 586 21,776
Avis Budget Group, Inc.
*
(Ground Transportation) 108 8,197
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 554 26,642
Axalta Coating Systems, Ltd.
*
(Chemicals) 643 21,328
Bank OZK (Banks) 676 29,372
Bath & Body Works, Inc. (Retail - Discretionary) 680 20,618
BellRing Brands, Inc.
*
(Personal Care Products) 444 33,060
Berry Global Group, Inc. (Containers & Packaging) 742 51,799
BILL Holdings, Inc.
*
(Software) 601 27,580
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 1,221 86,312
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 124 30,201
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 449 51,231
Black Hills Corp. (Multi-Utilities) 459 27,838
Blackbaud, Inc.
*
(Software) 124 7,694
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 166 10,928
Brighthouse Financial, Inc.
*
(Insurance) 376 21,804
Brixmor Property Group, Inc. (Retail REITs) 902 23,948
Bruker Corp. (Life Sciences Tools & Services) 383 15,986
Brunswick Corp. (Leisure Products) 423 22,779
Cabot Corp. (Chemicals) 153 12,720
CACI International, Inc.
*
- Class A (Professional
Services) 57 20,914
Cadence Bank (Banks) 1,176 35,703
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 756 14,916
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 74 32,119
Cava Group, Inc.
*
(Leisure Facilities & Services) 120 10,369
Celsius Holdings, Inc.
*
(Beverages) 363 12,930
ChampionX Corp. (Energy Equipment & Services) 734 21,873
Common Stocks (99.6%), continued
Shares Value
Chemed Corp. (Health Care Providers & Services) 52 $ 31,997
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 392 44,186
Ciena Corp.
*
(Communications Equipment) 364 21,996
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 133 13,254
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 569 19,852
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 3,102 25,498
CNH Industrial N.V. (Machinery) 5,603 68,805
CNO Financial Group, Inc. (Insurance) 651 27,114
Cognex Corp. (Electronic Equipment, Instruments &
Components) 653 19,479
Columbia Banking System, Inc. (Banks) 1,343 33,494
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 205 15,516
Comerica, Inc. (Banks) 842 49,729
Commerce Bancshares, Inc. (Banks) 336 20,909
Commercial Metals Co. (Metals & Mining) 728 33,495
Concentrix Corp. (Professional Services) 297 16,525
COPT Defense Properties (Office REITs) 346 9,435
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 463 22,368
Coty, Inc.
*
- Class A (Personal Care Products) 2,347 12,838
Cousins Properties, Inc. (Office REITs) 1,075 31,713
Crane Co. (Machinery) 147 22,517
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 189 9,715
Crown Holdings, Inc. (Containers & Packaging) 750 66,946
CubeSmart (Specialized REITs) 667 28,488
Cullen/Frost Bankers, Inc. (Banks) 124 15,525
Cytokinetics, Inc.
*
(Biotechnology) 378 15,192
Darling Ingredients, Inc.
*
(Food Products) 1,019 31,834
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 1,274 19,034
Dick's Sporting Goods, Inc. (Specialty Retail) 148 29,831
Dolby Laboratories, Inc.
*
- Class A (Software) 392 31,482
Donaldson Co., Inc. (Machinery) 329 22,063
Dropbox, Inc.
*
- Class A (Software) 541 14,450
EastGroup Properties, Inc. (Industrial REITs) 176 31,002
EchoStar Corp.
*
- Class A (Media) 395 10,104
Encompass Health Corp. (Health Care Providers &
Services) 187 18,939
EnerSys (Electrical Equipment) 253 23,170
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 465 40,678
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 1,104 19,055
EPR Properties (Specialized REITs) 485 25,516
Equity LifeStyle Properties, Inc. (Residential REITs) 612 40,820
Essent Group, Ltd. (Financial Services) 673 38,846
Essential Utilities, Inc. (Water Utilities) 1,619 63,999
Euronet Worldwide, Inc.
*
(Financial Services) 109 11,647
Exponent, Inc. (Professional Services) 130 10,538
F.N.B. Corp. (Banks) 2,305 31,002
Federated Hermes, Inc. - Class B (Capital Markets) 195 7,950
Fidelity National Financial, Inc. (Insurance) 1,666 108,424
First American Financial Corp. (Insurance) 660 43,316
First Financial Bankshares, Inc. (Banks) 363 13,039
First Horizon Corp. (Banks) 3,358 65,213
First Industrial Realty Trust, Inc. (Industrial REITs) 390 21,044
FirstCash Holdings, Inc. (Consumer Finance) 90 10,829
Five Below, Inc.
*
(Specialty Retail) 353 26,449
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 2,455 81,211
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 302 24,302
Flowers Foods, Inc. (Food Products) 1,255 23,858
Flowserve Corp. (Machinery) 253 12,357

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Mid-Cap Value
Common Stocks (99.6%), continued
Shares Value
Fluor Corp.
*
(Construction & Engineering) 1,099 $ 39,366
Fortune Brands Innovations, Inc. (Building Products) 796 48,460
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 1,420 50,921
FTI Consulting, Inc.
*
(Professional Services) 226 37,082
GameStop Corp.
*
- Class A (Specialty Retail) 1,460 32,586
Gaming and Leisure Properties, Inc. (Specialized
REITs) 1,002 51,001
GATX Corp.
*
(Trading Companies & Distributors) 87 13,508
Genpact, Ltd. (Professional Services) 484 24,384
Gentex Corp. (Automobile Components) 860 20,038
Glacier Bancorp, Inc. (Banks) 400 17,688
Graco, Inc. (Machinery) 552 46,098
Graham Holdings Co. (Diversified Consumer Services) 22 21,139
Graphic Packaging Holding Co. (Containers &
Packaging) 1,174 30,477
Greif, Inc. - Class A (Containers & Packaging) 166 9,128
GXO Logistics, Inc.
*
(Air Freight & Logistics) 766 29,935
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 135 8,579
Hancock Whitney Corp. (Banks) 552 28,952
Harley-Davidson, Inc. (Automobiles) 734 18,534
Healthcare Realty Trust, Inc. (Health Care REITs) 2,271 38,380
Hexcel Corp. (Aerospace & Defense) 260 14,238
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels) 1,025 33,702
Home BancShares, Inc. (Banks) 735 20,778
IDACORP, Inc. (Electric Utilities) 201 23,360
Illumina, Inc.
*
(Life Sciences Tools & Services) 487 38,639
Independence Realty Trust, Inc. (Residential REITs) 591 12,547
Ingredion, Inc. (Food Products) 236 31,909
Insperity, Inc. (Professional Services) 227 20,255
International Bancshares Corp. (Banks) 99 6,243
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 169 10,671
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 356 9,726
ITT, Inc. (Machinery) 151 19,503
Janus Henderson Group PLC (Capital Markets) 489 17,677
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 387 48,046
Jefferies Financial Group, Inc. (Capital Markets) 490 26,249
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 143 35,451
KB Home (Household Durables) 213 12,380
KBR, Inc. (Professional Services) 495 24,656
Kemper Corp. (Insurance) 385 25,737
Kilroy Realty Corp. (Office REITs) 681 22,310
Kite Realty Group Trust (Retail REITs) 802 17,941
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 1,038 45,143
Kyndryl Holdings, Inc.
*
(IT Services) 656 20,598
Lamar Advertising Co. - Class A (Specialized REITs) 209 23,780
Lancaster Colony Corp. (Food Products) 63 11,025
Landstar System, Inc. (Ground Transportation) 226 33,945
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 451 23,655
Lear Corp. (Automobile Components) 344 30,348
Lincoln Electric Holdings, Inc. (Machinery) 156 29,509
Lithia Motors, Inc. - Class A (Specialty Retail) 171 50,194
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 159 31,282
LivaNova PLC
*
(Health Care Equipment & Supplies) 205 8,052
Lumentum Holdings, Inc.
*
(Communications
Equipment) 164 10,224
Macy's, Inc. (Broadline Retail) 1,779 22,344
ManpowerGroup, Inc. (Professional Services) 301 17,422
Common Stocks (99.6%), continued
Shares Value
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 560 $ 22,338
Marriott Vacations Worldwide Corp. (Hotels,
Restaurants & Leisure) 206 13,233
Matador Resources Co. (Oil, Gas & Consumable Fuels) 268 13,692
Mattel, Inc.
*
(Leisure Products) 2,159 41,948
Maximus, Inc. (Professional Services) 363 24,753
MGIC Investment Corp. (Financial Services) 828 20,518
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 254 20,358
MSA Safety, Inc. (Commercial Services & Supplies) 126 18,483
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 286 22,214
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 879 24,964
National Fuel Gas Co. (Gas Utilities) 580 45,931
National Retail Properties, Inc. (Retail REITs) 1,202 51,265
New Jersey Resources Corp. (Gas Utilities) 643 31,546
New York Community Bancorp, Inc. (Banks) 1,942 22,566
NewMarket Corp. (Chemicals) 27 15,294
Nexstar Media Group, Inc. (Media) 187 33,514
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 921 38,811
Nordstrom, Inc. (Broadline Retail) 624 15,257
NorthWestern Energy Group, Inc. (Multi-Utilities) 393 22,743
NOV, Inc. (Energy Equipment & Services) 2,441 37,152
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 90 11,508
OGE Energy Corp. (Electric Utilities) 1,288 59,196
Old National Bancorp (Banks) 2,044 43,312
Old Republic International Corp. (Insurance) 1,495 58,634
Olin Corp. (Chemicals) 742 17,986
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 161 18,734
Omega Healthcare Investors, Inc. (Health Care REITs) 1,084 41,278
ONE Gas, Inc. (Gas Utilities) 363 27,439
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 139 16,866
Option Care Health, Inc.
*
(Health Care Providers &
Services) 1,091 38,131
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 203 14,366
Oshkosh Corp. (Machinery) 417 39,231
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 1,668 71,390
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 675 7,209
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 628 11,989
Penske Automotive Group, Inc.
*
(Specialty Retail) 120 17,278
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 86 22,998
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 1,001 78,709
Perrigo Co. PLC (Pharmaceuticals) 874 24,507
Pinnacle Financial Partners, Inc. (Banks) 177 18,769
Polaris Industries, Inc. (Leisure Products) 336 13,756
Portland General Electric Co. (Electric Utilities) 701 31,265
Post Holdings, Inc.
*
(Food Products) 129 15,010
PotlatchDeltic Corp. (Specialized REITs) 460 20,755
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 241 12,171
Prosperity Bancshares, Inc. (Banks) 611 43,607
PVH Corp. (Textiles, Apparel & Luxury Goods) 356 23,012
Qualys, Inc.
*
(Software) 98 12,341
Range Resources Corp. (Oil, Gas & Consumable Fuels) 835 33,342
Rayonier, Inc. (Specialized REITs) 901 25,120
Regal Rexnord Corp. (Electrical Equipment) 424 48,272
Reinsurance Group of America, Inc. (Insurance) 422 83,092
Reliance Steel & Aluminum Co. (Metals & Mining) 347 100,197
Repligen Corp.
*
(Life Sciences Tools & Services) 194 24,685

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Mid-Cap Value
Common Stocks (99.6%), continued
Shares Value
Rexford Industrial Realty, Inc. (Industrial REITs) 1,458 $ 57,081
RH
*
(Specialty Retail) 48 11,252
Royal Gold, Inc. (Metals & Mining) 232 37,934
RPM International, Inc. (Chemicals) 354 40,951
Ryder System, Inc. (Ground Transportation) 127 18,264
Sabra Health Care REIT, Inc. (Health Care REITs) 1,516 26,485
Science Applications International Corp. (Professional
Services) 313 35,141
SEI Investments Co. (Capital Markets) 241 18,709
Selective Insurance Group, Inc. (Insurance) 390 35,701
Sensata Technologies Holding PLC (Electrical
Equipment) 959 23,275
Service Corp. International (Diversified Consumer
Services) 360 28,872
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 119 13,396
Siligan Holdings, Inc. (Containers & Packaging) 520 26,582
Simpson Manufacturing Co., Inc. (Building Products) 92 14,451
Skechers U.S.A., Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 843 47,866
Sonoco Products Co. (Containers & Packaging) 630 29,761
Sotera Health Co.
*
(Life Sciences Tools & Services) 529 6,168
SouthState Corp. (Banks) 629 58,385
Southwest Gas Holdings, Inc. (Gas Utilities) 386 27,715
Spire, Inc. (Gas Utilities) 374 29,266
STAG Industrial, Inc. (Industrial REITs) 1,196 43,200
Starwood Property Trust, Inc. (Mortgage REITs) 2,053 40,588
Stifel Financial Corp. (Capital Markets) 190 17,909
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 251 15,994
Synovus Financial Corp. (Banks) 461 21,547
Taylor Morrison Home Corp.
*
(Household Durables) 663 39,806
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 483 50,213
Tempur Sealy International, Inc. (Household Durables) 502 30,060
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 238 32,011
Terex Corp. (Machinery) 426 16,094
Texas Capital Bancshares, Inc.
*
(Banks) 295 22,037
The Boston Beer Co., Inc.
*
- Class A (Beverages) 55 13,136
The Brink's Co. (Commercial Services & Supplies) 140 12,062
The Carlyle Group, Inc. (Capital Markets) 852 37,140
The Gap, Inc. (Specialty Retail) 1,426 29,390
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 1,826 16,872
The Hanover Insurance Group, Inc. (Insurance) 231 40,182
The Middleby Corp.
*
(Machinery) 345 52,433
The New York Times Co. - Class A (Media) 481 23,858
The Scotts Miracle-Gro Co.
*
(Chemicals) 174 9,551
The Timken Co. (Machinery) 409 29,395
The Toro Co. (Machinery) 374 27,209
The Wendy's Co. (Hotels, Restaurants & Leisure) 604 8,837
The Western Union Co. (Financial Services) 2,166 22,916
Thor Industries, Inc. (Automobiles) 341 25,851
Trex Co., Inc.
*
(Building Products) 350 20,335
TXNM Energy, Inc. (Electric Utilities) 578 30,911
UFP Industries, Inc. (Building Products) 389 41,639
UGI Corp. (Gas Utilities) 1,377 45,537
UMB Financial Corp. (Banks) 183 18,501
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 1,210 7,563
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 821 4,885
United Bankshares, Inc. (Banks) 915 31,723
United States Steel Corp. (Metals & Mining) 1,443 60,982
Common Stocks (99.6%), continued
Shares Value
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 153 $ 21,340
Unum Group (Insurance) 1,053 85,777
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 1,476 96,620
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 113 18,082
Valley National Bancorp (Banks) 3,044 27,061
Valmont Industries, Inc. (Construction & Engineering) 35 9,988
VF Corp. (Textiles, Apparel & Luxury Goods) 2,122 32,933
Visteon Corp.
*
(Automobile Components) 177 13,739
Vontier Corp. (Electronic Equipment, Instruments &
Components) 553 18,166
Vornado Realty Trust (Office REITs) 287 10,616
Voya Financial, Inc. (Financial Services) 296 20,057
Warner Music Group Corp.
*
- Class A (Entertainment) 483 15,142
Watsco, Inc. (Trading Companies & Distributors) 85 43,206
Watts Water Technologies, Inc. - Class A (Machinery) 86 17,537
Weatherford International PLC (Energy Equipment &
Services) 243 13,013
Webster Financial Corp. (Banks) 1,098 56,602
WESCO International, Inc. (Trading Companies &
Distributors) 285 44,260
Westlake Corp. (Chemicals) 214 21,406
WEX, Inc.
*
(Financial Services) 67 10,520
Whirlpool Corp. (Household Durables) 355 31,996
Wintrust Financial Corp. (Banks) 205 23,054
WP Carey, Inc. (Equity REIT - Diversified) 1,403 88,543
XPO, Inc.
*
(Ground Transportation) 383 41,203
YETI Holdings, Inc.
*
(Leisure Products) 315 10,427
Zions Bancorp N.A. (Banks) 569 28,370
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 1,739 17,390
TOTAL COMMON STOCKS
  (Cost $6,949,184) 8,714,169
Repurchase Agreements
(a)
(0.4%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $35,004 $35,000 $ 35,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $35,000) 35,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,984,184)— 100.0% 8,749,169
Net other assets (liabilities) — NM (1,519)
NET ASSETS — 100.0% $ 8,747,650
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Mid-Cap Value
ProFund VP Mid-Cap Value invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 14,238 0.2%
Air Freight & Logistics 29,935 0.3%
Automobile Components 121,507 1.4%
Automobiles 44,385 0.5%
Banks 806,861 9.2%
Beverages 26,066 0.3%
Biotechnology 101,504 1.2%
Broadline Retail 56,335 0.6%
Building Products 150,418 1.7%
Capital Markets 144,285 1.7%
Chemicals 178,918 2.1%
Commercial Services & Supplies 30,545 0.4%
Communications Equipment 32,220 0.4%
Construction & Engineering 86,446 1.0%
Consumer Finance 75,052 0.9%
Consumer Staples Distribution & Retail 338,168 3.9%
Containers & Packaging 244,369 2.8%
Diversified Consumer Services 50,011 0.6%
Diversified Telecommunication Services 60,647 0.7%
Electric Utilities 169,108 1.9%
Electrical Equipment 133,528 1.5%
Electronic Equipment, Instruments & Components 293,566 3.4%
Energy Equipment & Services 72,038 0.8%
Entertainment 15,142 0.2%
Equity REIT - Diversified 88,543 1.0%
Financial Services 124,504 1.4%
Food Products 113,636 1.3%
Gas Utilities 207,433 2.4%
Ground Transportation 146,752 1.7%
Health Care Equipment & Supplies 77,717 0.9%
Health Care Providers & Services 158,570 1.8%
Health Care REITs 106,143 1.2%
Hotel & Resort REITs 7,209 0.1%
Hotels, Restaurants & Leisure 109,729 1.3%
Household Durables 114,242 1.3%
Independent Power/Renewable Electricity Producers 14,366 0.2%
Industrial REITs 152,327 1.7%
Insurance 563,798 6.4%
Interactive Media & Services 17,390 0.2%
IT Services 38,433 0.4%
Leisure Facilities & Services 10,369 0.1%
Leisure Products 88,910 1.0%
Life Sciences Tools & Services 186,420 2.1%
Machinery 439,501 5.0%
Media 67,476 0.7%
Metals & Mining 308,614 3.5%
Mortgage REITs 115,877 1.3%
Multi-Utilities 50,581 0.6%
Office REITs 74,074 0.9%
Oil, Gas & Consumable Fuels 348,274 4.0%
Personal Care Products 45,899 0.5%
Pharmaceuticals 72,553 0.8%
Professional Services 231,670 2.6%
Real Estate Management & Development 35,451 0.4%
Residential REITs 101,046 1.2%
Retail - Discretionary 20,618 0.2%
Retail REITs 124,416 1.4%
Semiconductors & Semiconductor Equipment 203,884 2.3%
Software 93,547 1.1%
Specialized REITs 174,660 2.0%
Specialty Retail 248,000 2.8%
Textiles, Apparel & Luxury Goods 146,690 1.7%
Value
% of Net
Assets
Trading Companies & Distributors $ 145,556 1.7%
Water Utilities 63,999 0.7%
Other
**
33,481 0.4%
Total $8,747,650 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Nasdaq-100
Common Stocks (89.4%)
Shares Value
Adobe, Inc.
*
(Software) 3,275 $ 1,256,061
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 12,202 1,253,633
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 3,260 389,440
Alphabet, Inc. - Class A (Interactive Media & Services) 17,852 2,760,633
Alphabet, Inc. - Class C (Interactive Media & Services) 16,824 2,628,414
Amazon.com, Inc.
*
(Broadline Retail) 32,435 6,171,083
American Electric Power Co., Inc. (Electric Utilities) 4,015 438,719
Amgen, Inc. (Biotechnology) 4,045 1,260,220
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 3,735 753,237
ANSYS, Inc.
*
(Software) 660 208,930
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 45,976 10,212,649
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 6,117 887,699
AppLovin Corp
*
- Class A (Software) 2,329 617,115
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 986 105,295
ASML Holding N.V.
NYS
(Semiconductors &
Semiconductor Equipment) 680 450,588
AstraZeneca PLC
ADR
(Pharmaceuticals) 4,385 322,298
Atlassian Corp.
*
- Class A (Software) 1,235 262,079
Autodesk, Inc.
*
(Software) 1,618 423,592
Automatic Data Processing, Inc. (Professional Services) 3,064 936,144
Axon Enterprise, Inc.
*
(Aerospace & Defense) 577 303,473
Baker Hughes Co. (Energy Equipment & Services) 7,456 327,691
Biogen, Inc.
*
(Biotechnology) 1,102 150,798
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 247 1,137,906
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 23,727 3,972,611
Cadence Design Systems, Inc.
*
(Software) 2,064 524,937
CDW Corp. (Electronic Equipment, Instruments &
Components) 998 159,939
Charter Communications, Inc.
*
- Class A (Media) 1,069 393,959
Cintas Corp. (Commercial Services & Supplies) 3,038 624,400
Cisco Systems, Inc. (Communications Equipment) 29,956 1,848,585
Coca-Cola European Partners PLC (Beverages) 3,471 302,081
Cognizant Technology Solutions Corp. - Class A (IT
Services) 3,725 284,963
Comcast Corp. - Class A (Media) 28,400 1,047,960
Constellation Energy Corp. (Electric Utilities) 2,356 475,040
Copart, Inc.
*
(Commercial Services & Supplies) 7,276 411,749
CoStar Group, Inc.
*
(Real Estate Management &
Development) 3,088 244,662
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 3,342 3,160,797
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,761 620,893
CSX Corp. (Ground Transportation) 14,267 419,878
Datadog, Inc.
*
- Class A (Software) 2,390 237,112
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 2,943 200,977
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 2,180 348,539
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 2,970 542,827
Electronic Arts, Inc. (Entertainment) 1,963 283,693
Exelon Corp. (Electric Utilities) 7,570 348,826
Fastenal Co. (Trading Companies & Distributors) 4,318 334,861
Fortinet, Inc.
*
(Software) 5,790 557,345
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 3,444 277,965
Gilead Sciences, Inc. (Biotechnology) 9,377 1,050,693
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 4,163 153,656
Honeywell International, Inc. (Industrial Conglomerates) 4,893 1,036,093
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 612 257,009
Common Stocks (89.4%), continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 32,604 $ 740,437
Intuit, Inc. (Software) 2,105 1,292,449
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 2,685 1,329,801
Keurig Dr Pepper, Inc. (Beverages) 10,217 349,626
KLA Corp. (Semiconductors & Semiconductor
Equipment) 1,001 680,480
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 9,667 702,791
Linde PLC (Chemicals) 3,560 1,657,678
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 876 247,961
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 2,075 494,265
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 6,517 401,252
MercadoLibre, Inc.
*
(Broadline Retail) 382 745,232
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 6,702 3,862,764
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 4,051 196,109
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 8,390 729,007
Microsoft Corp. (Software) 22,752 8,540,874
MicroStrategy, Inc.
*
- Class A (Software) 1,790 516,003
Mondelez International, Inc. - Class A (Food Products) 9,741 660,926
MongoDB, Inc.
*
(IT Services) 560 98,224
Monster Beverage Corp.
*
(Beverages) 7,328 428,835
Netflix, Inc.
*
(Entertainment) 3,221 3,003,679
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 74,677 8,093,492
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,910 363,015
Old Dominion Freight Line, Inc. (Ground Transportation) 1,600 264,720
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 3,175 129,191
O'Reilly Automotive, Inc.
*
(Specialty Retail) 432 618,875
PACCAR, Inc. (Machinery) 3,952 384,806
Palantir Technologies, Inc.
*
- Class A (Software) 16,934 1,429,231
Palo Alto Networks, Inc.
*
(Software) 4,985 850,640
Paychex, Inc. (Professional Services) 2,711 418,253
PayPal Holdings, Inc.
*
(Financial Services) 7,449 486,047
PDD Holdings, Inc.
*ADR
(Broadline Retail) 5,029 595,182
PepsiCo, Inc. (Beverages) 10,327 1,548,430
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 8,328 1,279,264
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 810 513,726
Roper Technologies, Inc. (Software) 809 476,970
Ross Stores, Inc. (Specialty Retail) 2,485 317,558
Starbucks Corp. (Hotels, Restaurants & Leisure) 8,554 839,062
Synopsys, Inc.
*
(Software) 1,164 499,181
Take-Two Interactive Software, Inc.
*
(Entertainment) 1,329 275,435
Tesla, Inc.
*
(Automobiles) 11,124 2,882,896
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 6,855 1,231,844
The Kraft Heinz Co. (Food Products) 8,999 273,840
The Trade Desk, Inc.
*
- Class A (Media) 3,407 186,431
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 8,597 2,292,906
Verisk Analytics, Inc. (Professional Services) 1,056 314,287
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 1,933 937,157
Warner Bros. Discovery, Inc.
*
(Entertainment) 18,483 198,323
Workday, Inc.
*
- Class A (Software) 1,612 376,450
Xcel Energy, Inc. (Electric Utilities) 4,327 306,308
Zscaler, Inc.
*
(Software) 1,156 229,374
TOTAL COMMON STOCKS

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Nasdaq-100
Common Stocks (89.4%), continued
Shares Value
  (Cost $33,714,775) $ 108,671,034
Repurchase Agreements
(a)(b)
(15.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $18,593,177 $18,591,000 $ 18,591,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $18,591,000) 18,591,000
TOTAL INVESTMENT SECURITIES
  (Cost $52,305,775)— 104.7% 127,262,034
Net other assets (liabilities) — (4.7)% (5,706,212)
NET ASSETS — 100.0% $ 121,555,822
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $1,068,000.
ADR
American Depositary Receipt
NYS
New York Shares
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts 29 6/23/25 $ 11,274,910 $ (98,196)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 4/28/25 5.08% $ 2,026,165 $ (179,834)
Nasdaq-100 Index UBS AG 4/28/25 5.13% 192,785 (5,301)
$2,218,950 $(185,135)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Nasdaq-100 invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 303,473 0.2%
Automobiles 2,882,896 2.4%
Beverages 2,628,972 2.1%
Biotechnology 3,912,594 3.2%
Broadline Retail 7,511,497 6.2%
Chemicals 1,657,678 1.4%
Commercial Services & Supplies 1,036,149 0.9%
Communications Equipment 1,848,585 1.5%
Consumer Staples Distribution & Retail 3,160,797 2.6%
Electric Utilities 1,568,893 1.3%
Electronic Equipment, Instruments & Components 159,939 0.1%
Energy Equipment & Services 327,691 0.3%
Entertainment 3,761,130 3.1%
Financial Services 486,047 0.4%
Food Products 934,766 0.8%
Ground Transportation 684,598 0.6%
Health Care Equipment & Supplies 2,065,752 1.7%
Hotels, Restaurants & Leisure 3,403,500 2.8%
Industrial Conglomerates 1,036,093 0.8%
Interactive Media & Services 9,251,811 7.6%
IT Services 383,187 0.3%
Value
% of Net
Assets
Machinery $ 384,806 0.3%
Media 1,628,350 1.3%
Oil, Gas & Consumable Fuels 348,539 0.3%
Pharmaceuticals 322,298 0.3%
Professional Services 1,668,683 1.4%
Real Estate Management & Development 244,662 0.2%
Semiconductors & Semiconductor Equipment 22,123,602 18.2%
Software 18,919,236 15.6%
Specialty Retail 936,433 0.7%
Technology Hardware, Storage & Peripherals 10,212,649 8.4%
Textiles, Apparel & Luxury Goods 247,961 0.2%
Trading Companies & Distributors 334,861 0.3%
Wireless Telecommunication Services 2,292,906 1.9%
Other
**
12,884,788 10.6%
Total $121,555,822 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Pharmaceuticals
Common Stocks (98.0%)
Shares Value
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 13,188 $ 110,515
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 7,700 223,223
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 2,384 159,609
Arvinas, Inc.
*
(Pharmaceuticals) 23,794 167,034
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 2,586 301,605
Bristol-Myers Squibb Co. (Pharmaceuticals) 5,164 314,952
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 4,824 143,996
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 5,616 641,460
CorMedix, Inc.
*
(Pharmaceuticals) 9,177 56,530
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 11,576 254,672
Elanco Animal Health, Inc.
*
(Pharmaceuticals) 29,729 312,155
Eli Lilly & Co. (Pharmaceuticals) 376 310,542
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 2,549 50,164
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 38,478 55,408
Evolus, Inc.
*
(Pharmaceuticals) 6,997 84,174
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 9,063 49,121
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 7,150 237,309
Harrow, Inc.
*
(Pharmaceuticals) 5,672 150,875
Innoviva, Inc.
*
(Pharmaceuticals) 6,687 121,235
Intra-Cellular Therapies, Inc.
*
(Pharmaceuticals) 2,353 310,408
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 2,302 285,793
Johnson & Johnson (Pharmaceuticals) 1,897 314,598
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 1,315 138,259
Liquidia Corp.
*
(Pharmaceuticals) 9,313 137,367
Merck & Co., Inc. (Pharmaceuticals) 3,309 297,016
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 13,050 76,343
Nuvation Bio, Inc.
*
(Pharmaceuticals) 29,993 52,788
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 10,489 76,884
Omeros Corp.
*
(Pharmaceuticals) 8,301 68,234
Organon & Co. (Pharmaceuticals) 20,592 306,615
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 9,563 237,641
Perrigo Co. PLC (Pharmaceuticals) 11,240 315,170
Pfizer, Inc. (Pharmaceuticals) 12,014 304,435
Common Stocks (98.0%), continued
Shares Value
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 2,034 $ 43,446
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 3,517 302,356
Royalty Pharma PLC
*
- Class A (Pharmaceuticals) 9,388 292,248
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 5,145 168,499
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 6,235 320,292
Viatris, Inc. (Pharmaceuticals) 33,429 291,167
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 12,481 100,846
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 14,216 78,046
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 4,924 36,881
Zoetis, Inc. (Pharmaceuticals) 1,910 314,482
TOTAL COMMON STOCKS
  (Cost $5,741,898) 8,614,393
Repurchase Agreements
(a)
(1.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $161,019 $161,000 $ 161,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $161,000) 161,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,902,898)— 99.8% 8,775,393
Net other assets (liabilities) — 0.2% 20,798
NET ASSETS — 100.0% $ 8,796,191
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Pharmaceuticals Select
Industry Index Goldman Sachs International 4/23/25 5.08% $ 201,416 $ (4,216)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Pharmaceuticals invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Pharmaceuticals $ 8,614,393 98.0%
Other
**
181,798 2.0%
Total $8,796,191 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments :: ProFund VP Precious Metals
Repurchase Agreements
(a)(b)
(91.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $34,472,036 $ 34,468,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $34,468,000) $ 34,468,000
TOTAL INVESTMENT SECURITIES
  (Cost $34,468,000)— 91.6% 34,468,000
Net other assets (liabilities) — 8.4% 3,166,103
NET ASSETS — 100.0% $ 37,634,103
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $4,601,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Precious Metals
Index Goldman Sachs International 4/23/25 5.08% $ 19,721,332 $ 551,099
Dow Jones Precious Metals
Index UBS AG 4/23/25 5.13% 17,919,272 537,928
$37,640,604 $1,089,027
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Real Estate
Common Stocks (98.5%)
Shares Value
Alexandria Real Estate Equities, Inc. (Office REITs) 744 $ 68,827
American Tower Corp. - Class A (Specialized REITs) 2,256 490,905
AvalonBay Communities, Inc. (Residential REITs) 686 147,229
Boston Properties, Inc. (Office REITs) 703 47,235
Camden Property Trust (Residential REITs) 515 62,985
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 1,427 186,623
CoStar Group, Inc.
*
(Real Estate Management &
Development) 2,035 161,233
Crown Castle International Corp. (Specialized REITs) 2,098 218,675
Digital Realty Trust, Inc. (Specialized REITs) 1,528 218,947
Equinix, Inc. (Specialized REITs) 470 383,215
Equity Commonwealth
*
(Office REITs) 1 1
Equity Residential (Residential REITs) 1,650 118,107
Essex Property Trust, Inc. (Residential REITs) 310 95,037
Extra Space Storage, Inc. (Specialized REITs) 1,023 151,905
Federal Realty Investment Trust (Retail REITs) 372 36,389
Healthpeak Properties, Inc. (Health Care REITs) 3,378 68,303
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 3,375 47,959
Invitation Homes, Inc. (Residential REITs) 2,751 95,872
Iron Mountain, Inc. (Specialized REITs) 1,418 122,005
Kimco Realty Corp. (Retail REITs) 3,281 69,688
Mid-America Apartment Communities, Inc. (Residential
REITs) 564 94,515
Prologis, Inc. (Industrial REITs) 4,475 500,260
Public Storage (Specialized REITs) 761 227,760
Realty Income Corp. (Retail REITs) 4,226 245,150
Regency Centers Corp. (Retail REITs) 788 58,123
SBA Communications Corp. - Class A (Specialized
REITs) 519 114,185
Common Stocks (98.5%), continued
Shares Value
Simon Property Group, Inc. (Retail REITs) 1,481 $ 245,965
UDR, Inc. (Residential REITs) 1,453 65,632
Ventas, Inc. (Health Care REITs) 2,111 145,152
VICI Properties, Inc. (Specialized REITs) 5,090 166,036
Welltower, Inc. (Health Care REITs) 2,941 450,591
Weyerhaeuser Co. (Specialized REITs) 3,503 102,568
TOTAL COMMON STOCKS
  (Cost $1,768,544) 5,207,077
Repurchase Agreements
(a)
(1.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $97,011 $97,000 $ 97,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $97,000) 97,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,865,544)— 100.3% 5,304,077
Net other assets (liabilities) — (0.3)% (17,664)
NET ASSETS — 100.0% $ 5,286,413
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Real Estate Select Sector
Index Goldman Sachs International 4/23/25 5.08% $ 88,661 $ (35)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Real Estate invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Health Care REITs $ 664,046 12.6%
Hotel & Resort REITs 47,959 0.9%
Industrial REITs 500,260 9.5%
Office REITs 116,063 2.2%
Real Estate Management & Development 347,856 6.6%
Residential REITs 679,377 12.8%
Retail REITs 655,315 12.4%
Specialized REITs 2,196,201 41.5%
Other
**
79,336 1.5%
Total $5,286,413 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Rising Rates Opportunity
Repurchase Agreements
(a)(b)
(100.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $8,062,944 $8,062,000 $ 8,062,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,062,000) $ 8,062,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,062,000)— 100.8% 8,062,000
Net other assets (liabilities) — (0.8)% (62,523)
NET ASSETS — 100.0% $ 7,999,477
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $372,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Citibank North America 4/15/25 (4.26)% $ (4,900,345) $ (33,850)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Societe Generale 4/15/25 (4.19)% (5,102,839) (32,246)
$(10,003,184) $(66,096)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Semiconductor
Common Stocks (44.8%)
Shares Value
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 11,146 $ 1,145,140
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 899 22,592
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 780 14,087
Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) 3,412 688,098
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 5,590 811,221
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 224 11,126
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 32,241 5,398,111
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 366 36,474
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 911 56,528
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 1,040 90,979
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 570 21,039
Intel Corp. (Semiconductors & Semiconductor
Equipment) 29,783 676,372
KLA Corp. (Semiconductors & Semiconductor
Equipment) 914 621,337
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 8,830 641,941
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 949 49,775
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,952 366,465
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,699 179,069
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 7,664 665,925
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 463 37,109
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 329 190,813
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 168,452 18,256,827
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,748 332,225
Common Stocks (44.8%), continued
Shares Value
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,899 $ 117,960
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 340 41,256
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 392 19,796
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 642 46,487
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 7,607 1,168,511
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 733 37,951
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 223 25,103
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 1,106 71,481
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 1,120 92,512
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 6,262 1,125,281
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 304 42,402
TOTAL COMMON STOCKS
  (Cost $7,451,309) 33,101,993
Repurchase Agreements
(a)
(1.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $1,309,153 $1,309,000 $ 1,309,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,309,000) 1,309,000
TOTAL INVESTMENT SECURITIES
  (Cost $8,760,309)— 46.6% 34,410,993
Net other assets (liabilities) — 53.4% 39,371,011
NET ASSETS — 100.0% $ 73,782,004
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones U.S. Semiconductors
Index Goldman Sachs International 4/23/25 5.08% $ 39,997,702 $ (207,867)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Semiconductor
ProFund VP Semiconductor invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Semiconductors & Semiconductor Equipment $ 33,101,993 44.8%
Other
**
40,680,011 55.2%
Total $73,782,004 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Dow 30
Repurchase Agreements
(a)(b)
(83.7%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $5,001 $5,000 $ 5,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,000) $ 5,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,000)— 83.7% 5,000
Net other assets (liabilities) — 16.3% 972
NET ASSETS — 100.0% $ 5,972
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $4,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 4/28/25 (4.83)% $ (986) $ 5
Dow Jones Industrial Average UBS AG 4/28/25 (4.73)% (4,980) 38
$(5,966) $43
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Short Emerging Markets
Repurchase Agreements
(a)(b)
(99.4%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $416,049 $ 416,000 $ 416,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $416,000) 416,000
TOTAL INVESTMENT SECURITIES
  (Cost $416,000)— 99.4% 416,000
Net other assets (liabilities) — 0.6% 2,423
NET ASSETS — 100.0% $ 418,423
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $70,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Emerging 50 ADR Index
(USD) Goldman Sachs International 4/28/25 (4.13)% $ (154,152) $ 2,807
S&P Emerging 50 ADR Index
(USD) UBS AG 4/28/25 (4.33)% (262,296) 4,294
$(416,448) $7,101
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short International
Repurchase Agreements
(a)(b)
(99.4%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $385,045 $ 385,000 $ 385,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $385,000) 385,000
TOTAL INVESTMENT SECURITIES
  (Cost $385,000)— 99.4% 385,000
Net other assets (liabilities) — 0.6% 2,471
NET ASSETS — 100.0% $ 387,471
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $61,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI EAFE Index Goldman Sachs International 4/28/25 (4.28)% $ (193,026) $ 3,710
MSCI EAFE Index UBS AG 4/28/25 (4.63)% (191,925) 3,680
$(384,951) $7,390
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Short Mid-Cap
Repurchase Agreements
(a)(b)
(97.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $127,015 $ 127,000 $ 127,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $127,000) 127,000
TOTAL INVESTMENT SECURITIES
  (Cost $127,000)— 97.6% 127,000
Net other assets (liabilities) — 2.4% 3,077
NET ASSETS — 100.0% $ 130,077
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $29,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 4/28/25 (4.58)% $ (89,302) $ 1,445
S&P MidCap 400 UBS AG 4/28/25 (4.73)% (40,383) 691
$(129,685) $2,136
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Short Nasdaq-100
Repurchase Agreements
(a)(b)
(99.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $3,838,449 $ 3,838,000 $ 3,838,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,838,000) 3,838,000
TOTAL INVESTMENT SECURITIES
  (Cost $3,838,000)— 99.8% 3,838,000
Net other assets (liabilities) — 0.2% 6,174
NET ASSETS — 100.0% $ 3,844,174
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $510,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts 1 6/23/25 $ (388,790) $ 3,381
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 4/28/25 (4.83)% $ (2,315,342) $ 58,403
Nasdaq-100 Index UBS AG 4/28/25 (4.73)% (1,233,821) 33,867
$(3,549,163) $92,270
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Short Small-Cap
Repurchase Agreements
(a)(b)
(98.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $951,111 $951,000 $ 951,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $951,000) $ 951,000
TOTAL INVESTMENT SECURITIES
  (Cost $951,000)— 98.1% 951,000
Net other assets (liabilities) — 1.9% 18,259
NET ASSETS — 100.0% $ 969,259
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $103,000.
Futures Contracts Sold
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures Contracts 1 6/23/25 $ (101,355) $ 733
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 4/28/25 (4.48)% $ (816,835) $ 20,642
Russell 2000 Index UBS AG 4/28/25 (4.63)% (50,298) 1,342
$(867,133) $21,984
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
5
Common Stocks (82.8%)
Shares Value
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 57 $ 336
1st Source Corp. (Banks) 41 2,452
1stdibs.Com, Inc.
*
(Broadline Retail) 53 161
2seventy bio, Inc.
*
(Biotechnology) 110 543
374Water, Inc.
*
(Machinery) 147 50
3D Systems Corp.
*
(Machinery) 292 619
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 102 329
89bio, Inc.
*
(Biotechnology) 252 1,832
8X8, Inc.
*
(Software) 294 588
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 54 242
A10 Networks, Inc.
*
(Software) 160 2,614
AAR Corp. (Aerospace & Defense) 79 4,423
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 112 8,553
ABM Industries, Inc. (Commercial Services & Supplies) 140 6,630
Absci Corp.
*
(Biotechnology) 183 459
Acacia Research Corp.
*
(Financial Services) 83 266
Academy Sports & Outdoors, Inc. (Specialty Retail) 153 6,978
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 270 4,485
Acadia Realty Trust (Retail REITs) 264 5,531
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 121 1,200
ACCO Brands Corp. (Commercial Services & Supplies) 205 859
Accolade, Inc.
*
(Health Care Providers & Services) 168 1,173
Accuray, Inc.
*
(Health Care Equipment & Supplies) 219 392
ACELYRIN, Inc.
*
(Biotechnology) 167 412
Achieve Life Sciences, Inc.
*
(Biotechnology) 78 208
ACI Worldwide, Inc.
*
(Software) 238 13,022
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 116 2,707
ACNB Corp.
*
(Banks) 19 782
Acrivon Therapeutics, Inc.
*
(Biotechnology) 27 55
Actinium Pharmaceuticals, Inc.
*
(Biotechnology) 71 114
Acumen Pharmaceuticals, Inc.
*
(Biotechnology) 95 105
Acushnet Holdings Corp. (Leisure Products) 63 4,325
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 334 4,706
AdaptHealth Corp.
*
(Health Care Providers & Services) 230 2,493
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 261 1,940
ADC Therapeutics SA
*
(Biotechnology) 183 258
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 39 3,857
Adeia, Inc. (Software) 245 3,239
Adient PLC (Automobile Components) 189 2,431
ADMA Biologics, Inc.
*
(Biotechnology) 518 10,277
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 85 8,554
ADTRAN Holdings, Inc. (Communications Equipment) 178 1,552
Advanced Emissions Solutions, Inc.
*
(Chemicals) 65 271
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 84 8,006
AdvanSix, Inc. (Chemicals) 58 1,314
Advantage Solutions, Inc.
*
(Media) 239 361
Adverum Biotechnologies, Inc.
*
(Biotechnology) 47 205
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 64 467
Aemetis, Inc.
*
(Oil, Gas & Consumable Fuels) 82 143
Aerovate Therapeutics, Inc.
*
(Biotechnology) 30 75
AeroVironment, Inc.
*
(Aerospace & Defense) 63 7,509
AerSale Corp.
*
(Aerospace & Defense) 76 569
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 52 364
AFC Gamma, Inc. (Mortgage REITs) 41 228
Common Stocks (82.8%), continued
Shares Value
AG Mortgage Investment Trust, Inc. (Mortgage REITs) 65 $ 475
Agenus, Inc.
*
(Biotechnology) 53 80
agilon health, Inc.
*
(Health Care Providers & Services) 696 3,014
Agilysys, Inc.
*
(Software) 51 3,700
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 127 3,721
Air Transport Services Group, Inc.
*
(Air Freight &
Logistics) 116 2,603
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 30 70
Airship AI Holdings, Inc.
*
(Software) 18 69
Aka Brands Holding Corp.
*
(Specialty Retail) 1 13
Akebia Therapeutics, Inc.
*
(Biotechnology) 488 937
Akero Therapeutics, Inc.
*
(Biotechnology) 168 6,801
Akoya Biosciences, Inc.
*
(Life Sciences Tools &
Services) 60 83
Alamo Group, Inc. (Machinery) 23 4,099
Alarm.com Holdings, Inc.
*
(Software) 107 5,955
Albany International Corp.
*
(Machinery) 70 4,833
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 112 644
Alector, Inc.
*
(Biotechnology) 185 228
Alerus Financial Corp.
*
(Financial Services) 51 941
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 164 2,826
Alexander's, Inc. (Retail REITs) 5 1,046
Alico, Inc. (Food Products) 16 477
Alight, Inc.
*
- Class A (Professional Services) 946 5,610
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 226 4,208
Alkami Technology, Inc.
*
(Software) 137 3,596
Alkermes PLC
*
(Biotechnology) 363 11,986
Allegiant Travel Co. (Passenger Airlines) 35 1,808
ALLETE, Inc. (Electric Utilities) 131 8,607
Allied Motion Technologies, Inc. (Electrical Equipment) 33 725
Allogene Therapeutics, Inc.
*
(Biotechnology) 289 422
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 54 1,342
Alpha Metallurgical Resources, Inc. (Metals & Mining) 25 3,131
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 235 2,383
Alpine Income Property Trust, Inc. (Equity REIT
- Diversified) 28 468
Alta Equipment Group, Inc. (Trading Companies &
Distributors) 60 281
AlTi Global, Inc.
*
(Capital Markets) 79 240
Altimmune, Inc.
*(a)
(Biotechnology) 160 800
Alto Neuroscience, Inc.
*
(Pharmaceuticals) 48 104
Altus Power, Inc.
*
(Independent Power/Renewable
Electricity Producers) 171 846
Alumis, Inc.
*
(Pharmaceuticals) 49 301
ALX Oncology Holdings, Inc.
*
(Biotechnology) 78 49
Amalgamated Financial Corp. (Banks) 40 1,150
A-Mark Precious Metals, Inc. (Distributors) 40 1,014
Ambac Financial Group, Inc.
*
(Insurance) 103 901
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 87 4,379
AMC Entertainment Holdings, Inc.
*
(Entertainment) 911 2,615
AMC Networks, Inc.
*
- Class A (Media) 72 495
Amerant Bancorp, Inc.
*
(Banks) 83 1,713
Ameresco, Inc.
*
- Class A (Construction & Engineering) 73 882
American Assets Trust, Inc. (Equity REIT - Diversified) 108 2,175
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 259 1,054
American Eagle Outfitters, Inc. (Specialty Retail) 401 4,660
American Healthcare REIT, Inc. (Health Care REITs) 343 10,393
American Public Education, Inc.
*
(Diversified Consumer
Services) 35 781

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 3 $ 33
American Software, Inc. - Class A (Software) 71 1,012
American States Water Co. (Water Utilities) 85 6,687
American Superconductor Corp.
*
(Electrical Equipment) 79 1,433
American Vanguard Corp.
*
(Chemicals) 59 260
American Woodmark Corp.
*
(Building Products) 34 2,000
America's Car-Mart, Inc.
*
(Specialty Retail) 16 726
Ameris Bancorp (Banks) 148 8,520
AMERISAFE, Inc. (Insurance) 43 2,260
Ames National Corp. (Banks) 20 350
Amicus Therapeutics, Inc.
*
(Biotechnology) 662 5,402
AMMO, Inc.
*
(Leisure Products) 202 279
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 85 2,079
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 359 3,008
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 85 2,464
Amplify Energy Corp. (Oil, Gas & Consumable Fuels) 88 329
Amplitude, Inc.
*
- Class A (Software) 176 1,793
Amprius Technologies, Inc.
*
(Electrical Equipment) 37 99
AnaptysBio, Inc.
*
(Biotechnology) 49 911
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 169 1,450
Angel Oak Mortgage REIT, Inc. (Mortgage REITs) 27 257
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 87 817
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 42 2,812
Anika Therapeutics, Inc.
*
(Biotechnology) 29 436
Annexon, Inc.
*
(Biotechnology) 220 425
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 34 124
Anterix, Inc.
*
(Diversified Telecommunication Services) 23 842
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 221 736
Apartment Investment and Management Co.
*
(Residential REITs) 314 2,763
Apogee Enterprises, Inc. (Building Products) 49 2,270
Apogee Therapeutics, Inc.
*
(Biotechnology) 85 3,176
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 312 2,986
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 97 3,008
Appian Corp.
*
- Class A (Software) 91 2,622
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 514 6,636
Applied Digital Corp.
*
(IT Services) 447 2,512
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 87 19,605
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 97 1,489
Applied Therapeutics, Inc.
*
(Biotechnology) 221 108
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 167 484
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 415 4,876
Arbutus Biopharma Corp.
*
(Biotechnology) 329 1,148
ArcBest Corp. (Ground Transportation) 53 3,741
Arcellx, Inc.
*
(Biotechnology) 99 6,494
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 728 5,176
Archrock, Inc. (Energy Equipment & Services) 376 9,865
Arcosa, Inc. (Construction & Engineering) 109 8,406
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 52 551
Arcus Biosciences, Inc.
*
(Biotechnology) 123 966
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 242 3,785
Ardagh Metal Packaging SA
*
(Containers & Packaging) 326 985
Ardelyx, Inc.
*
(Biotechnology) 530 2,602
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 54 743
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 95 930
Common Stocks (82.8%), continued
Shares Value
Ares Commercial Real Estate Corp. (Mortgage REITs) 120 $ 556
Argan, Inc. (Construction & Engineering) 28 3,673
Arhaus, Inc. (Specialty Retail) 116 1,009
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 60 1,922
Arko Corp. (Specialty Retail) 182 719
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 220 2,171
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 178 1,337
ARMOUR Residential REIT, Inc. (Mortgage REITs) 126 2,155
Array Technologies, Inc.
*
(Electrical Equipment) 344 1,675
ArriVent Biopharma, Inc.
*
(Biotechnology) 64 1,183
Arrow Financial Corp. (Banks) 37 973
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 269 3,427
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 111 1,396
Arteris, Inc.
*
(Software) 65 449
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 142 5,552
Artiva Biotherapeutics, Inc.
*
(Biotechnology) 45 135
Artivion, Inc.
*
(Health Care Equipment & Supplies) 90 2,212
Arvinas, Inc.
*
(Pharmaceuticals) 145 1,018
Asana, Inc.
*
- Class A (Software) 183 2,666
Asbury Automotive Group, Inc.
*
(Specialty Retail) 44 9,717
ASGN, Inc.
*
(IT Services) 97 6,114
Asp Isotopes, Inc.
*
(Chemicals) 123 577
Aspen Aerogels, Inc.
*
(Chemicals) 139 888
Associated Banc-Corp. (Banks) 370 8,336
AST SpaceMobile, Inc.
*(a)
(Diversified
Telecommunication Services) 302 6,867
Astec Industries, Inc. (Machinery) 51 1,757
Astria Therapeutics, Inc. (Biotechnology) 104 555
Astronics Corp.
*
(Aerospace & Defense) 66 1,595
Asure Software, Inc.
*
(Professional Services) 55 525
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 174 520
Atkore, Inc. (Electrical Equipment) 78 4,679
Atlanta Braves Holdings, Inc.
*
(Entertainment) 23 1,009
Atlanta Braves Holdings, Inc.
*
(Entertainment) 113 4,520
Atlantic Union Bankshares Corp. (Banks) 291 9,062
Atlanticus Holdings Corp.
*
(Consumer Finance) 12 614
Atlas Energy Solutions, Inc. (Energy Equipment &
Services) 168 2,997
Atmus Filtration Technologies, Inc. (Machinery) 189 6,942
ATN International, Inc. (Diversified Telecommunication
Services) 23 467
Atossa Therapeutics, Inc.
*
(Biotechnology) 285 192
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 107 3,452
AudioEye, Inc.
*
(Software) 19 211
Aura Biosciences, Inc.
*
(Biotechnology) 105 615
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 303 2,436
Aurora Innovation, Inc.
*
(Software) 2,165 14,561
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 208 1,629
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 102 1,462
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 118 640
AvePoint, Inc.
*
(Software) 290 4,188
Aviat Networks, Inc.
*
(Communications Equipment) 26 498
Avidity Biosciences, Inc.
*
(Biotechnology) 256 7,557
AvidXchange Holdings, Inc.
*
(Financial Services) 392 3,324
Avient Corp. (Chemicals) 204 7,581
Avista Corp. (Multi-Utilities) 179 7,495
Avita Medical, Inc.
*
(Biotechnology) 59 480
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 73 3,626

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Axogen, Inc.
*
(Health Care Equipment & Supplies) 96 $ 1,776
Axos Financial, Inc.
*
(Banks) 123 7,936
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 83 9,680
AZZ, Inc. (Building Products) 66 5,518
B&G Foods, Inc. (Food Products) 175 1,202
B. Riley Financial, Inc. (Capital Markets) 47 182
Backblaze, Inc.
*
(IT Services) 104 502
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 66 12,557
Balchem Corp. (Chemicals) 73 12,117
Banc of California, Inc. (Banks) 313 4,441
BancFirst Corp. (Banks) 45 4,944
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 62 2,269
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 56 734
Bank First Corp. (Banks) 22 2,216
Bank of Hawaii Corp. (Banks) 88 6,069
Bank of Marin Bancorp (Banks) 36 795
Bank7 Corp. (Banks) 9 349
BankUnited, Inc. (Banks) 168 5,786
Bankwell Financial Group, Inc. (Banks) 15 453
Banner Corp. (Banks) 77 4,910
Bar Harbor Bankshares (Banks) 34 1,003
BARK, Inc.
*
(Specialty Retail) 293 407
Barrett Business Services, Inc. (Professional Services) 58 2,387
BayCom Corp.
*
(Banks) 24 604
BCB Bancorp, Inc. (Banks) 34 335
Beacon Roofing Supply, Inc.
*
(Trading Companies &
Distributors) 140 17,318
Beam Therapeutics, Inc.
*
(Biotechnology) 206 4,023
Beazer Homes USA, Inc.
*
(Household Durables) 66 1,346
Bel Fuse, Inc. - Class A (Electronic Equipment,
Instruments & Components) 4 288
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 23 1,722
Belden, Inc. (Electronic Equipment, Instruments &
Components) 91 9,123
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 80 3,042
Berkshire Hills Bancorp, Inc. (Banks) 97 2,531
Berry Corp. (Oil, Gas & Consumable Fuels) 173 555
Beta Bionics, Inc.
*
(Biotechnology) 30 367
Beyond Meat, Inc.
*(a)
(Food Products) 135 412
Beyond, Inc.
*
(Specialty Retail) 103 597
BGC Group, Inc. - Class A (Capital Markets) 801 7,345
Bicara Therapeutics, Inc.
*
(Biotechnology) 44 573
BigBear.ai Holdings, Inc.
*
(IT Services) 233 666
BigCommerce Holdings, Inc.
*
(IT Services) 161 927
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 2 433
BioAge Labs, Inc.
*
(Pharmaceuticals) 27 102
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 466 3,495
Biohaven, Ltd.
*
(Biotechnology) 194 4,664
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 81 1,850
Biomea Fusion, Inc.
*
(Biotechnology) 62 132
Biote Corp.
*
- Class A (Pharmaceuticals) 61 203
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 86 787
Bit Digital, Inc.
*
(Software) 281 568
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 42 1,439
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 32 672
Black Diamond Therapeutics, Inc.
*
(Biotechnology) 90 140
Black Hills Corp. (Multi-Utilities) 162 9,825
Blackbaud, Inc. (Software) 89 5,522
Common Stocks (82.8%), continued
Shares Value
Blackline, Inc.
*
(Software) 132 $ 6,391
BlackSky Technology, Inc.
*
(Professional Services) 58 448
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 392 7,841
Blade Air Mobility, Inc.
*
- Class A (Passenger Airlines) 132 360
Blend Labs, Inc.
*
- Class A (Software) 541 1,812
Blink Charging Co.
*
(Electrical Equipment) 217 199
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 453 8,905
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 174 1,248
Blue Bird Corp.
*
(Machinery) 72 2,331
Blue Foundry Bancorp
*
(Banks) 45 414
Bluebird Bio, Inc.
*
(Biotechnology) 22 107
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 18 1,350
Blueprint Medicines Corp.
*
(Biotechnology) 143 12,657
Boise Cascade Co. (Trading Companies & Distributors) 87 8,534
Boot Barn Holdings, Inc.
*
(Specialty Retail) 67 7,198
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 535 1,172
Boston Omaha Corp.
*
- Class A (Media) 56 816
Boundless Bio, Inc.
*
(Biotechnology) 38 57
Bowhead Specialty Holdings, Inc.
*
(Insurance) 36 1,463
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 30 655
Box, Inc.
*
- Class A (Software) 318 9,813
Braemar Hotels & Resports, Inc.
*
(Hotel & Resort
REITs) 149 371
Brandywine Realty Trust (Office REITs) 382 1,704
Braze, Inc.
*
- Class A (Software) 149 5,376
BRC, Inc.
*
- Class A (Food Products) 119 249
Bread Financial Holdings, Inc. (Consumer Finance) 112 5,609
Bridgebio Pharma, Inc.
*
(Biotechnology) 317 10,959
Bridger Aerospace Group Holdings, Inc.
*
(Commercial
Services & Supplies) 23 26
Bridgewater Bancshares, Inc.
*
(Banks) 45 625
Brighsphere Investment Group, Inc. (Capital Markets) 61 1,577
BrightSpire Capital, Inc. (Mortgage REITs) 291 1,618
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 124 2,243
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 135 1,733
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 99 14,755
Bristow Group, Inc.
*
(Energy Equipment & Services) 55 1,737
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 425 7,242
Brookdale Senior Living, Inc.
*
(Health Care Providers &
Services) 432 2,704
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 59 1,571
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 271 9,807
Brookline Bancorp, Inc. (Banks) 199 2,169
BRT Apartments Corp. (Residential REITs) 26 442
Build-A-Bear Workshop, Inc. (Specialty Retail) 28 1,041
Bumble, Inc.
*
- Class A (Interactive Media & Services) 186 807
Burford Capital, Ltd.
*
(Financial Services) 452 5,971
Burke & Herbert Financial Services Corp. (Banks) 31 1,739
Business First Bancshares, Inc. (Banks) 54 1,315
Byline Bancorp, Inc. (Banks) 70 1,831
Byrna Technologies, Inc.
*
(Aerospace & Defense) 39 657
C3.ai, Inc.
*
- Class A (Software) 254 5,347
C4 Therapeutics, Inc.
*
(Biotechnology) 136 218
Cabaletta Bio, Inc.
*
(Biotechnology) 101 140
Cable One, Inc. (Media) 13 3,455
Cabot Corp. (Chemicals) 120 9,977
Cactus, Inc. - Class A (Energy Equipment & Services) 150 6,875

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Cadence Bank (Banks) 411 $ 12,478
Cadiz, Inc.
*
(Water Utilities) 95 278
Cadre Holdings, Inc. (Aerospace & Defense) 59 1,747
Caesarstone, Ltd. (Building Products) 47 114
Calavo Growers, Inc. (Food Products) 38 912
Caledonia Mining Corp. PLC (Metals & Mining) 37 462
Caleres, Inc. (Specialty Retail) 74 1,275
California Resources Corp. (Oil, Gas & Consumable
Fuels) 158 6,947
California Water Service Group (Water Utilities) 134 6,494
Calix, Inc.
*
(Communications Equipment) 134 4,749
Cal-Maine Foods, Inc. (Food Products) 92 8,363
Camden National Corp. (Banks) 38 1,538
CAMP4 Therapeutics Corp.
*
(Biotechnology) 16 64
Camping World Holdings, Inc. - Class A (Specialty
Retail) 127 2,052
Candel Therapeutics, Inc.
*
(Biotechnology) 64 362
Cannae Holdings, Inc. (Financial Services) 127 2,328
Cantaloupe, Inc.
*
(Financial Services) 132 1,039
Capital Bancorp, Inc. (Banks) 21 595
Capital City Bank Group, Inc. (Banks) 31 1,115
Capitol Federal Financial, Inc. (Banks) 280 1,568
Capricor Therapeutics, Inc.
*
(Biotechnology) 83 788
Cardiff Oncology, Inc.
*
(Biotechnology) 131 411
Cardlytics, Inc.
*
(Media) 95 173
CareDx, Inc.
*
(Biotechnology) 116 2,059
CareTrust REIT, Inc. (Health Care REITs) 424 12,117
Cargo Therapeutics, Inc.
*
(Biotechnology) 77 313
Cargurus, Inc.
*
(Interactive Media & Services) 196 5,709
Caribou Biosciences, Inc.
*
(Biotechnology) 186 170
Carpenter Technology Corp. (Metals & Mining) 108 19,568
Carriage Services, Inc. (Diversified Consumer Services) 31 1,201
Cars.com, Inc.
*
(Interactive Media & Services) 145 1,634
Carter Bankshares, Inc.
*
(Banks) 51 825
Cartesian Therapeutics, Inc.
*
(Biotechnology) 23 303
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 141 15,724
Cass Information Systems, Inc. (Financial Services) 31 1,341
Cassava Sciences, Inc.
*
(Pharmaceuticals) 92 138
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 59 1,181
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 255 6,184
Cathay General Bancorp (Banks) 153 6,584
Cavco Industries, Inc.
*
(Household Durables) 18 9,353
CBIZ, Inc.
*
(Professional Services) 108 8,193
CBL & Associates Properties, Inc. (Retail REITs) 49 1,302
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 66 1,505
Celcuity, Inc.
*
(Biotechnology) 74 748
Celldex Therapeutics, Inc.
*
(Biotechnology) 146 2,650
Centerspace (Residential REITs) 37 2,396
Central Garden & Pet Co.
*
(Household Products) 21 770
Central Garden & Pet Co.
*
- Class A (Household
Products) 115 3,764
Central Pacific Financial Corp. (Banks) 60 1,622
Centrus Energy Corp.
*
- Class A (Oil, Gas & Consumable
Fuels) 33 2,053
Centuri Holdings, Inc.
*
(Construction & Engineering) 38 623
Century Aluminum Co.
*
(Metals & Mining) 119 2,209
Century Communities, Inc. (Household Durables) 62 4,160
Century Therapeutics, Inc.
*
(Biotechnology) 106 50
Cerence, Inc.
*
(Software) 96 758
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 28 538
Cerus Corp.
*
(Health Care Equipment & Supplies) 407 566
CervoMed, Inc.
*
(Biotechnology) 12 110
Common Stocks (82.8%), continued
Shares Value
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 53 $ 1,357
CG Oncology, Inc.
*
(Biotechnology) 122 2,988
Champion Homes, Inc.
*
(Household Durables) 121 11,466
ChampionX Corp. (Energy Equipment & Services) 430 12,813
ChargePoint Holdings, Inc.
*
(Electrical Equipment) 915 554
Chart Industries, Inc.
*
(Machinery) 97 14,002
Chatham Lodging Trust (Hotel & Resort REITs) 109 777
Chegg, Inc.
*
(Diversified Consumer Services) 227 145
Chemung Financial Corp. (Banks) 7 333
Chesapeake Utilities Corp. (Gas Utilities) 51 6,550
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 39 573
Chimera Investment Corp. (Mortgage REITs) 182 2,335
ChoiceOne Financial Services, Inc. (Banks) 19 547
ChromaDex Corp.
*
(Life Sciences Tools & Services) 112 773
Cibus, Inc.
*
(Biotechnology) 41 77
Cimpress PLC
*
(Commercial Services & Supplies) 38 1,719
Cinemark Holdings, Inc. (Entertainment) 249 6,197
Cipher Mining, Inc.
*
(Software) 457 1,051
Citi Trends, Inc. (Specialty Retail) 15 332
Citizens & Northern Corp. (Banks) 34 684
Citizens Financial Services, Inc. (Banks) 10 581
City Holding Co. (Banks) 33 3,877
City Office REIT, Inc. (Office REITs) 88 457
Civista Bancshares, Inc. (Banks) 35 684
Claros Mortgage Trust, Inc. (Mortgage REITs) 195 727
Clarus Corp.
*
(Leisure Products) 69 259
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 385 597
Cleanspark, Inc. (Software) 622 4,180
Clear Channel Outdoor Holdings, Inc.
*
(Media) 795 882
Clear Secure, Inc. - Class A (Software) 200 5,182
Clearfield, Inc.
*
(Communications Equipment) 27 802
Clearwater Analytics Holdings, Inc.
*
- Class A (Software) 422 11,311
Clearwater Paper Corp.
*
(Paper & Forest Products) 37 939
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 9 997
Clipper Realty, Inc.
*
(Residential REITs) 27 104
CNB Financial Corp. (Banks) 46 1,024
CNO Financial Group, Inc. (Insurance) 230 9,580
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 329 10,356
Coastal Financial Corp.
*
(Banks) 28 2,531
Codexis, Inc.
*
(Life Sciences Tools & Services) 182 490
Coeur Mining, Inc.
*
(Metals & Mining) 1,409 8,341
Cogent Biosciences, Inc.
*
(Biotechnology) 207 1,240
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 99 6,070
Cohen & Steers, Inc. (Capital Markets) 62 4,976
Coherus Biosciences, Inc.
*
(Biotechnology) 253 204
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 103 1,515
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 72 2,149
Colony Bankcorp, Inc.
*
(Banks) 37 598
Columbia Financial, Inc.
*
(Banks) 62 930
Columbus McKinnon Corp. (Machinery) 64 1,084
Commercial Metals Co. (Metals & Mining) 257 11,825
Commercial Vehicle Group, Inc.
*
(Machinery) 76 87
CommScope Holding Co., Inc.
*
(Communications
Equipment) 484 2,570
Community Financial System, Inc. (Banks) 118 6,709
Community Health Systems, Inc.
*
(Health Care Providers
& Services) 283 764
Community Healthcare Trust, Inc.
*
(Health Care REITs) 61 1,108
Community Trust Bancorp, Inc. (Banks) 35 1,763

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Community West Bancshares (Banks) 38 $ 702
CommVault Systems, Inc.
*
(Software) 98 15,461
Compass Diversified Holdings (Financial Services) 150 2,801
Compass Minerals International, Inc. (Metals & Mining) 78 725
Compass Therapeutics, Inc.
*
(Biotechnology) 230 437
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 830 7,245
CompoSecure, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 55 598
CompX International, Inc.
*
(Commercial Services &
Supplies) 3 62
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 208 4,231
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 248 5,382
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 53 289
Conduent, Inc.
*
(Professional Services) 351 948
Conduit Pharmaceuticals, Inc.
*
(Life Sciences Tools &
Services) 2 2
CONMED Corp. (Health Care Equipment & Supplies) 70 4,227
ConnectOne Bancorp, Inc. (Banks) 82 1,993
Consensus Cloud Solutions, Inc.
*
(Software) 41 946
Consolidated Water Co., Ltd. (Water Utilities) 34 833
Constellium SE
*
(Metals & Mining) 292 2,946
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 104 7,474
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 19 165
Contango Ore, Inc.
*
(Metals & Mining) 24 245
Contineum Therapeutics, Inc.
*
- Class A
(Pharmaceuticals) 24 168
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 38 582
COPT Defense Properties (Office REITs) 254 6,926
Corbus Pharmaceuticals Holdings, Inc.
*
(Biotechnology) 27 143
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 182 20,787
Core Laboratories, Inc. (Energy Equipment & Services) 106 1,589
Core Molding Technologies, Inc.
*
(Chemicals) 17 258
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 119 9,175
Core Scientific, Inc.
*
(IT Services) 402 2,910
CoreCivic, Inc. (Commercial Services & Supplies) 246 4,991
CorMedix, Inc.
*
(Pharmaceuticals) 137 844
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 101 895
CorVel Corp.
*
(Health Care Providers & Services) 60 6,718
Costamare, Inc. (Marine Transportation) 97 954
Couchbase, Inc.
*
(IT Services) 91 1,433
Coursera, Inc.
*
(Diversified Consumer Services) 310 2,065
Covenant Logistics Group, Inc. (Ground Transportation) 36 799
CPI Card Group, Inc.
*
(Technology Hardware, Storage &
Peripherals) 11 321
CRA International, Inc. (Professional Services) 15 2,598
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 50 1,941
Crawford & Co. - Class A (Insurance) 34 388
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 320 12,850
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 374 4,204
Cricut, Inc. - Class A (Household Durables) 106 546
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 207 6,943
Critical Metals Corp.
*
(Metals & Mining) 18 25
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 71 1,057
Common Stocks (82.8%), continued
Shares Value
CryoPort, Inc.
*
(Life Sciences Tools & Services) 98 $ 596
CS Disco, Inc.
*
(Software) 66 270
CSG Systems International, Inc. (Professional Services) 65 3,931
CSW Industrials, Inc. (Building Products) 38 11,078
CTO Realty Growth, Inc. (Equity REIT - Diversified) 65 1,255
CTS Corp. (Electronic Equipment, Instruments &
Components) 68 2,825
Cullinan Therapeutics, Inc.
*
(Biotechnology) 118 893
Curbline Properties Corp.
*
(Retail REITs) 214 5,177
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 516 5,273
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 111 468
Customers Bancorp, Inc.
*
(Banks) 67 3,363
CVB Financial Corp. (Banks) 299 5,520
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 77 1,494
CVRx, Inc.
*
(Health Care Equipment & Supplies) 34 416
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 269 1,079
Cytokinetics, Inc.
*
(Biotechnology) 258 10,369
Daily Journal Corp.
*
(Software) 3 1,193
Dakota Gold Corp.
*
(Metals & Mining) 158 419
Daktronics, Inc. (Electronic Equipment, Instruments &
Components) 92 1,121
Dana, Inc. (Automobile Components) 294 3,919
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 71 1,247
Dave, Inc.
*
(Software) 18 1,488
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 123 975
Definitive Healthcare Corp.
*
- Class A (Health Care
Technology) 118 341
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 141 2,125
Deluxe Corp. (Commercial Services & Supplies) 100 1,581
Denali Therapeutics, Inc.
*
(Biotechnology) 280 3,807
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 114 418
Designer Brands, Inc. - Class A (Specialty Retail) 77 281
Despegar.com Corp.
*
(Hotels, Restaurants & Leisure) 161 3,025
Destination XL Group, Inc.
*
(Specialty Retail) 113 165
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 304 3,192
Diamond Hill Investment Group, Inc. (Capital Markets) 6 857
DiamondRock Hospitality Co. (Hotel & Resort REITs) 467 3,605
Dianthus Therapeutics, Inc.
*
(Biotechnology) 54 980
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 57 2,492
Digi International, Inc.
*
(Communications Equipment) 82 2,282
Digimarc Corp.
*
(Software) 34 436
Digital Turbine, Inc.
*
(Software) 220 597
DigitalBridge Group, Inc. (Real Estate Management &
Development) 358 3,158
DigitalOcean Holdings, Inc.
*
(IT Services) 150 5,009
Dime Community Bancshares, Inc. (Banks) 90 2,509
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 34 791
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 103 4,447
Disc Medicine, Inc.
*
(Biotechnology) 51 2,532
Diversified Energy Co. PLC (Oil, Gas & Consumable
Fuels) 106 1,433
Diversified Healthcare Trust (Health Care REITs) 492 1,181
DLH Holdings Corp.
*
(Professional Services) 19 77
DMC Global, Inc.
*
(Energy Equipment & Services) 44 370
DNOW, Inc.
*
(Trading Companies & Distributors) 238 4,065
DocGo, Inc.
*
(Health Care Providers & Services) 229 605
Dole PLC (Food Products) 169 2,442
Domo, Inc.
*
- Class B (Software) 78 605
Donegal Group, Inc. - Class A (Insurance) 35 687

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 63 $ 2,754
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 82 1,832
Dorman Products, Inc.
*
(Automobile Components) 58 6,991
Douglas Dynamics, Inc. (Machinery) 51 1,185
Douglas Emmett, Inc. (Office REITs) 364 5,824
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 63 1,421
Drilling Tools International Corp.
*
(Energy Equipment
& Services) 27 64
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 135 2,314
Ducommun, Inc.
*
(Aerospace & Defense) 31 1,799
D-Wave Quantum, Inc.
*
(Software) 412 3,131
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 28 2,303
Dycom Industries, Inc.
*
(Construction & Engineering) 64 9,749
Dynavax Technologies Corp.
*
(Biotechnology) 297 3,852
Dyne Therapeutics, Inc.
*
(Biotechnology) 188 1,966
Dynex Capital, Inc.
*
(Mortgage REITs) 190 2,474
E2open Parent Holdings, Inc.
*
(Software) 461 922
Eagle Bancorp, Inc. (Banks) 67 1,407
Easterly Government Properties, Inc. (Office REITs) 225 2,385
Eastern Bankshares, Inc. (Banks) 435 7,134
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 136 860
EchoStar Corp.
*
- Class A (Media) 274 7,009
Ecovyst, Inc.
*
(Chemicals) 262 1,624
Edgewell Personal Care Co. (Personal Care Products) 108 3,371
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 166 3,652
Editas Medicine, Inc.
*
(Biotechnology) 187 217
eGain Corp.
*
(Software) 39 189
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 58 597
Elevation Oncology, Inc.
*
(Biotechnology) 127 33
Eliem Therapeutics, Inc.
*
(Biotechnology) 66 81
Ellington Financial, Inc. (Mortgage REITs) 198 2,625
Elme Communities (Residential REITs) 198 3,445
Embecta Corp. (Health Care Equipment & Supplies) 131 1,670
Emerald Holding, Inc.
*
(Media) 34 134
Empire Petroleum Corp.
*
(Oil, Gas & Consumable Fuels) 36 226
Empire State Realty Trust, Inc. - Class A (Equity REIT
- Diversified) 307 2,401
Employers Holdings, Inc. (Insurance) 56 2,836
Enact Holdings, Inc. (Financial Services) 64 2,224
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 45 248
Encore Capital Group, Inc.
*
(Consumer Finance) 53 1,817
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 409 560
Energizer Holdings, Inc. (Household Products) 162 4,847
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 423 1,578
Energy Recovery, Inc.
*
(Machinery) 128 2,034
Energy Vault Holdings, Inc.
*
(Electrical Equipment) 239 166
Enerpac Tool Group Corp. (Machinery) 123 5,518
EnerSys (Electrical Equipment) 89 8,151
Enfusion, Inc.
*
- Class A (Software) 114 1,271
Enhabit, Inc.
*
(Health Care Providers & Services) 112 984
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 82 1,614
Ennis, Inc.
*
(Commercial Services & Supplies) 57 1,145
Enova International, Inc.
*
(Consumer Finance) 57 5,504
Enovix Corp.
*(a)
(Electrical Equipment) 371 2,723
Enpro, Inc. (Machinery) 47 7,604
Enstar Group, Ltd.
*
(Insurance) 29 9,639
Enterprise Bancorp, Inc. (Banks) 22 856
Enterprise Financial Services Corp. (Banks) 82 4,407
Entrada Therapeutics, Inc.
*
(Biotechnology) 56 506
Entravision Communications Corp. - Class A (Media) 139 292
Common Stocks (82.8%), continued
Shares Value
Enviri Corp. (Commercial Services & Supplies) 179 $ 1,190
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 59 3,601
Equity Bancshares, Inc.
*
- Class A (Banks) 37 1,458
Erasca, Inc.
*
(Biotechnology) 414 567
Escalade, Inc. (Leisure Products) 23 352
ESCO Technologies, Inc. (Machinery) 58 9,229
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 426 613
Esquire Financial Holdings, Inc. (Banks) 16 1,206
ESSA Bancorp, Inc. (Banks) 19 358
Essent Group, Ltd. (Financial Services) 235 13,563
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 396 12,925
Ethan Allen Interiors, Inc. (Household Durables) 52 1,440
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 70 277
Eve Holding, Inc.
*
(Aerospace & Defense) 118 392
Eventbrite, Inc.
*
- Class A (Entertainment) 179 378
EverCommerce, Inc.
*
(Software) 48 484
Everi Holdings, Inc.
*
(Hotels, Restaurants & Leisure) 183 2,502
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 57 1,493
Everspin Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 45 230
EVERTEC, Inc. (Financial Services) 144 5,295
EVgo, Inc.
*
(Specialty Retail) 280 745
EVI Industries, Inc. (Trading Companies & Distributors) 15 252
Evolent Health, Inc.
*
- Class A (Health Care Technology) 260 2,462
Evolus, Inc.
*
(Pharmaceuticals) 126 1,516
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 69 357
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 298 930
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 37 1,061
ExlService Holdings, Inc.
*
(Professional Services) 354 16,711
eXp World Holdings, Inc. (Real Estate Management &
Development) 185 1,809
Exponent, Inc. (Professional Services) 114 9,241
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 214 2,127
Extreme Networks, Inc.
*
(Communications Equipment) 291 3,850
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 147 797
F&G Annuities & Life, Inc. (Insurance) 42 1,514
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 82 16,195
Farmers & Merchants Bancorp, Inc. (Banks) 29 693
Farmers National Banc Corp. (Banks) 82 1,070
Farmland Partners, Inc. (Specialized REITs) 99 1,104
FARO Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 43 1,174
Fastly, Inc.
*
- Class A (IT Services) 298 1,886
Fate Therapeutics, Inc.
*
(Biotechnology) 226 179
FB Financial Corp. (Banks) 80 3,709
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 21 3,938
Federal Signal Corp. (Machinery) 136 10,003
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 54 329
Fibrobiologics, Inc.
*
(Biotechnology) 62 56
Fidelis Insurance Holdings, Ltd. (Insurance) 112 1,814
Fidelity D&D Bancorp, Inc. (Banks) 11 458
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 293 1,345
Financial Institutions, Inc. (Banks) 43 1,073
First Advantage Corp.
*
(Professional Services) 135 1,902
First Bancorp (Banks) 365 6,997

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
First Bancorp (Banks) 90 $ 3,613
First Bank (Banks) 48 711
First Busey Corp. (Banks) 188 4,061
First Business Financial Services, Inc. (Banks) 18 849
First Commonwealth Financial Corp. (Banks) 228 3,543
First Community Bancshares, Inc.
*
(Banks) 38 1,432
First Financial Bancorp (Banks) 213 5,321
First Financial Bankshares, Inc. (Banks) 293 10,525
First Financial Corp. (Banks) 26 1,273
First Financial Northwest, Inc.
*
(Banks) 16 363
First Foundation, Inc. (Banks) 143 742
First Internet Bancorp (Banks) 18 482
First Interstate BancSystem, Inc. - Class A (Banks) 179 5,128
First Merchants Corp. (Banks) 131 5,298
First Mid Bancshares, Inc. (Banks) 52 1,815
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 87 1,449
First Western Financial, Inc.
*
(Banks) 18 354
FirstCash Holdings, Inc. (Consumer Finance) 87 10,468
FiscalNote Holdings, Inc.
*
(Professional Services) 167 135
Five Star Bancorp (Banks) 38 1,056
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 69 1,586
Flexsteel Industries, Inc. (Household Durables) 11 402
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 44 1,129
Fluence Energy, Inc.
*
(Electrical Equipment) 139 674
Fluor Corp. (Construction & Engineering) 385 13,790
Flushing Financial Corp. (Banks) 72 914
Flywire Corp.
*
(Financial Services) 272 2,584
Foghorn Therapeutics, Inc.
*
(Biotechnology) 57 208
Foot Locker, Inc.
*
(Specialty Retail) 188 2,651
Forafric Global PLC
*
(Food Products) 12 103
Forestar Group, Inc.
*
(Real Estate Management &
Development) 43 909
Forge Global Holdings, Inc.
*
(Capital Markets) 265 149
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 175 4,951
Forrester Research, Inc.
*
(Professional Services) 26 240
Forum Energy Technologies, Inc.
*
(Energy Equipment &
Services) 26 523
Forward Air Corp. (Air Freight & Logistics) 56 1,125
Four Corners Property Trust, Inc. (Specialized REITs) 218 6,257
Fox Factory Holding Corp.
*
(Automobile Components) 95 2,217
Fractyl Health, Inc.
*
(Health Care Equipment &
Supplies) 77 92
Franklin BSP Reality Trust, Inc. (Mortgage REITs) 185 2,357
Franklin Covey Co.
*
(Professional Services) 25 691
Franklin Electric Co., Inc. (Machinery) 102 9,576
Franklin Street Properties Corp. (Office REITs) 220 392
Fresh Del Monte Produce, Inc. (Food Products) 76 2,343
Freshworks, Inc.
*
- Class A (Software) 466 6,575
Freyr Battery, Inc.
*
(Electrical Equipment) 253 319
Frontdoor, Inc.
*
(Diversified Consumer Services) 174 6,685
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 95 412
FrontView REIT, Inc. (Retail REITs) 33 422
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 30 857
FS Bancorp, Inc. (Banks) 15 570
FTAI Aviation, Ltd. (Trading Companies & Distributors) 229 25,425
FTAI Infrastructure, Inc. (Ground Transportation) 227 1,028
fuboTV, Inc.
*
(Interactive Media & Services) 749 2,187
FuelCell Energy, Inc.
*
(Electrical Equipment) 46 211
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 121 348
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 46 777
Common Stocks (82.8%), continued
Shares Value
Full House Resorts, Inc.
*
(Hotels, Restaurants & Leisure) 76 $ 318
Fulton Financial Corp. (Banks) 409 7,399
Funko, Inc.
*
- Class A (Leisure Products) 71 487
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 59 230
FVCBankcorp, Inc.
*
(Banks) 38 402
Galectin Therapeutics, Inc.
*
(Biotechnology) 20 24
Gambling.com Group, Ltd.
*
(Media) 37 467
Gannett Co., Inc.
*
(Media) 320 925
GATX Corp. (Trading Companies & Distributors) 80 12,422
GCM Grosvenor, Inc. - Class A (Capital Markets) 98 1,297
GCT Semiconductor Holding, Inc.
*
(Semiconductors &
Semiconductor Equipment) 18 30
Genco Shipping & Trading, Ltd. (Marine Transportation) 95 1,269
Gencor Industries, Inc.
*
(Machinery) 23 280
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 29 2,568
Generation Bio Co.
*
(Biotechnology) 112 45
Genesco, Inc.
*
(Specialty Retail) 24 510
Genie Energy, Ltd.
*
- Class B (Electric Utilities) 29 436
Gentherm, Inc.
*
(Automobile Components) 69 1,845
Genworth Financial, Inc.
*
- Class A (Insurance) 955 6,771
Geospace Technologies Corp.
*
(Energy Equipment &
Services) 27 195
German American Bancorp, Inc.
*
(Banks) 64 2,400
Geron Corp.
*
(Biotechnology) 1,334 2,121
Getty Images Holdings, Inc.
*
(Interactive Media &
Services) 226 391
Getty Realty Corp. (Retail REITs) 114 3,555
Gibraltar Industries, Inc.
*
(Building Products) 69 4,048
GigaCloud Technology, Inc.
*
- Class A (Distributors) 53 753
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 88 2,407
Glacier Bancorp, Inc. (Banks) 257 11,365
Gladstone Commercial Corp. (Equity REIT - Diversified) 98 1,468
Gladstone Land Corp. (Specialized REITs) 76 800
Glaukos Corp.
*
(Health Care Equipment & Supplies) 110 10,825
Global Business Travel Group I
*
(Hotels, Restaurants &
Leisure) 283 2,055
Global Industrial Co. (Trading Companies &
Distributors) 31 694
Global Medical REIT, Inc. (Health Care REITs) 140 1,225
Global Net Lease, Inc. (Equity REIT - Diversified) 453 3,642
Global Water Resources, Inc. (Water Utilities) 26 268
Globalstar, Inc.
*
(Telecommunications) 110 2,295
GMS, Inc.
*
(Trading Companies & Distributors) 88 6,439
Gogo, Inc.
*
(Wireless Telecommunication Services) 149 1,284
GoHealth, Inc.
*
(Insurance) 10 123
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels) 223 8,472
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 43 1,135
Golden Matrix Group, Inc.
*
(Entertainment) 49 97
Golden Ocean Group, Ltd. (Marine Transportation) 274 2,187
Goosehead Insurance, Inc. - Class A (Insurance) 51 6,021
GoPro, Inc.
*
- Class A (Household Durables) 288 191
GrafTech International, Ltd. (Electrical Equipment) 584 511
Graham Corp. (Machinery) 23 663
Graham Holdings Co. (Diversified Consumer Services) 7 6,726
Granite Construction, Inc. (Construction & Engineering) 99 7,465
Granite Point Mortgage Trust, Inc. (Mortgage REITs) 111 289
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 119 724
Gray Television, Inc. (Media) 193 834
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 149 1,296
Great Southern Bancorp, Inc. (Banks) 19 1,052

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Green Brick Partners, Inc.
*
(Household Durables) 70 $ 4,082
Green Dot Corp.
*
- Class A (Consumer Finance) 121 1,021
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 144 698
Greene County Bancorp, Inc. (Banks) 16 386
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 61 827
Greenwich Lifesciences, Inc.
*
(Biotechnology) 14 134
Greif, Inc. - Class A (Containers & Packaging) 56 3,079
Greif, Inc. - Class B (Containers & Packaging) 11 652
Grid Dynamics Holdings, Inc.
*
(IT Services) 139 2,175
Griffon Corp. (Building Products) 89 6,364
Grindr, Inc.
*
(Interactive Media & Services) 55 985
Group 1 Automotive, Inc. (Specialty Retail) 29 11,076
Groupon, Inc.
*
(Broadline Retail) 53 995
GrowGeneration Corp.
*
(Specialty Retail) 126 136
Guaranty Bancshares, Inc. (Banks) 18 721
Guardant Health, Inc.
*
(Health Care Providers &
Services) 270 11,502
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 19 404
Gulport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 29 5,340
Gyre Therapeutics, Inc.
*
(Biotechnology) 16 124
H&E Equipment Services, Inc. (Trading Companies &
Distributors) 73 6,920
H.B. Fuller Co. (Chemicals) 123 6,903
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 265 7,749
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 112 7,118
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 57 700
Halozyme Therapeutics, Inc.
*
(Biotechnology) 281 17,930
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 18 350
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 93 1,928
Hamilton Lane, Inc. - Class A (Capital Markets) 89 13,231
Hancock Whitney Corp. (Banks) 196 10,280
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods) 797 4,599
Hanmi Financial Corp. (Banks) 68 1,541
HarborOne Bancorp, Inc. (Banks) 85 881
Harmonic, Inc.
*
(Communications Equipment) 249 2,388
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 86 2,854
Harrow, Inc.
*
(Pharmaceuticals) 69 1,835
Harvard Bioscience, Inc.
*
(Life Sciences Tools &
Services) 92 52
Haverty Furniture Cos., Inc. (Specialty Retail) 33 651
Hawaiian Electric Industries, Inc. (Electric Utilities) 392 4,292
Hawkins, Inc. (Chemicals) 44 4,660
HBT Financial, Inc. (Banks) 29 650
HCI Group, Inc. (Insurance) 19 2,835
Health Catalyst, Inc.
*
(Health Care Technology) 135 612
Healthcare Services Group, Inc. (Commercial Services
& Supplies) 166 1,673
HealthEquity, Inc.
*
(Health Care Providers & Services) 193 17,056
HealthStream, Inc. (Health Care Technology) 55 1,770
Heartland Express, Inc. (Ground Transportation) 105 968
Hecla Mining Co. (Metals & Mining) 1,347 7,489
Heidrick & Struggles International, Inc. (Professional
Services) 45 1,927
Heilos Technologies, Inc. (Machinery) 75 2,407
Helen of Troy, Ltd.
*
(Household Durables) 51 2,728
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 325 2,701
Helmerich & Payne, Inc. (Energy Equipment & Services) 222 5,799
Herbalife, Ltd.
*
(Personal Care Products) 228 1,968
Herc Holdings, Inc. (Trading Companies & Distributors) 63 8,459
Heritage Commerce Corp. (Banks) 134 1,276
Common Stocks (82.8%), continued
Shares Value
Heritage Financial Corp. (Banks) 76 $ 1,849
Heritage Insurance Holdings, Inc.
*
(Insurance) 52 750
Heron Therapeutics, Inc.
*
(Biotechnology) 265 583
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 277 1,091
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 91 446
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels) 33 418
Hillenbrand, Inc. (Machinery) 158 3,814
HilleVax, Inc.
*
(Biotechnology) 71 103
Hillman Solutions Corp. (Machinery) 443 3,894
Hilltop Holdings, Inc.
*
(Banks) 105 3,197
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 156 5,836
Himalaya Shipping, Ltd. (Marine Transportation) 67 367
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 436 12,884
Hingham Institution for Savings (Banks) 4 951
Hippo Holdings, Inc.
*
(Insurance) 44 1,125
HireQuest, Inc. (Professional Services) 12 143
HNI Corp. (Commercial Services & Supplies) 107 4,745
Holley, Inc.
*
(Automobile Components) 105 270
Hologic, Inc.
*
(Biotechnology) 71 274
Home Bancorp, Inc.
*
(Banks) 16 717
Home BancShares, Inc. (Banks) 420 11,873
HomeStreet, Inc.
*
(Banks) 41 481
HomeTrust Bancshares, Inc. (Banks) 33 1,131
Hooker Funrishings Corp. (Household Durables) 24 241
Hope Bancorp, Inc. (Banks) 261 2,733
Horace Mann Educators Corp. (Insurance) 93 3,974
Horizon Bancorp, Inc. (Banks) 98 1,478
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 11 1,152
Hub Group, Inc. - Class A (Air Freight & Logistics) 135 5,018
Hudson Pacific Properties, Inc. (Office REITs) 308 909
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 100 617
Humacyte, Inc.
*
(Biotechnology) 204 348
Huron Consulting Group, Inc.
*
(Professional Services) 40 5,738
Hut 8 Corp.
*
(Software) 183 2,126
Hyliion Holdings Corp.
*
(Machinery) 315 441
Hyster-Yale, Inc. - Class A (Machinery) 26 1,080
I3 Verticals, Inc.
*
- Class A (Financial Services) 51 1,258
i-80 Gold Corp.
*
(Metals & Mining) 714 415
IBEX Holdings, Ltd.
*
(Professional Services) 19 463
Ibotta, Inc.
*
- Class A (Media) 35 1,477
ICF International, Inc. (Professional Services) 42 3,569
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 75 1,696
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 48 6,665
Ideaya Biosciences, Inc.
*
(Biotechnology) 195 3,194
IDT Corp. - Class B (Diversified Telecommunication
Services) 35 1,796
IES Holdings, Inc.
*
(Construction & Engineering) 19 3,137
IGM Biosciences, Inc.
*
(Biotechnology) 35 40
iHeartMedia, Inc.
*
- Class A (Media) 237 391
IMAX Corp.
*
(Entertainment) 97 2,556
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 69 523
ImmunityBio, Inc.
*(a)
(Biotechnology) 345 1,038
Immunome, Inc.
*
(Biotechnology) 160 1,077
Immunovant, Inc.
*
(Biotechnology) 131 2,239
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 52 4,716
Independence Realty Trust, Inc. (Residential REITs) 510 10,827
Independent Bank Corp.
*
(Banks) 45 1,386

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Independent Bank Corp. (Banks) 96 $ 6,014
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 380 773
Industrial Logistics Properties Trust (Industrial REITs) 147 506
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 29 544
Information Services Group, Inc. (IT Services) 80 313
InfuSystem Holdings, Inc.
*
(Health Care Providers &
Services) 45 242
Ingevity Corp.
*
(Chemicals) 82 3,246
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 33 2,149
Inhibrx Biosciences, Inc.
*
(Biotechnology) 26 364
Inmode, Ltd.
*
(Health Care Equipment & Supplies) 148 2,626
Inmune Bio, Inc.
*
(Biotechnology) 31 242
Innodata, Inc.
*
(Professional Services) 61 2,190
Innospec, Inc. (Chemicals) 56 5,306
Innovage Holding Corp.
*
(Health Care Providers &
Services) 43 128
Innovative Industrial Properties, Inc. (Industrial REITs) 64 3,462
Innovex International, Inc.
*
(Energy Equipment &
Services) 80 1,437
Innoviva, Inc.
*
(Pharmaceuticals) 125 2,266
Inogen, Inc.
*
(Health Care Equipment & Supplies) 54 385
Inovio Pharmaceuticals, Inc.
*
(Biotechnology) 82 134
Inozyme Pharma, Inc.
*
(Biotechnology) 121 110
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 61 9,149
Insmed, Inc.
*
(Biotechnology) 389 29,676
Insperity, Inc. (Professional Services) 81 7,228
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 49 418
Installed Building Products, Inc. (Household Durables) 53 9,087
Insteel Industries, Inc. (Building Products) 42 1,105
Intapp, Inc.
*
(Software) 120 7,006
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 75 8,851
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 153 3,364
Integral Ad Science Holding Corp.
*
(Media) 165 1,330
Intellia Therapeutics, Inc.
*
(Biotechnology) 229 1,628
Inter Parfums, Inc. (Personal Care Products) 41 4,668
InterDigital, Inc. (Software) 57 11,786
Interface, Inc. (Commercial Services & Supplies) 129 2,559
International Bancshares Corp. (Banks) 122 7,693
International Game Technology PLC (Hotels,
Restaurants & Leisure) 257 4,179
International Money Express, Inc.
*
(Financial Services) 68 858
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 91 3,021
Intrepid Potash, Inc.
*
(Chemicals) 25 735
Intuitive Machines, Inc.
*
(Aerospace & Defense) 94 700
InvenTrust Properties Corp. (Retail REITs) 175 5,140
Invesco Mortgage Capital, Inc. (Mortgage REITs) 138 1,089
Investar Holding Corp. (Banks) 21 370
Investors Title Co.
*
(Insurance) 3 723
Invivyd, Inc.
*
(Biotechnology) 179 108
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 458 10,107
Iovance Biotheraputics, Inc.
*
(Biotechnology) 619 2,061
iRadimed Corp. (Health Care Equipment & Supplies) 18 945
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 70 7,328
iRobot Corp.
*
(Household Durables) 68 184
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 319 469
Common Stocks (82.8%), continued
Shares Value
Ispire Technology, Inc.
*
(Tobacco) 43 $ 117
iTeos Therapeutics, Inc.
*
(Biotechnology) 60 358
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 102 10,686
Ivanhoe Electric, Inc.
*
(Metals & Mining) 188 1,092
J & J Snack Foods Corp. (Food Products) 34 4,478
J Jill, Inc. (Specialty Retail) 14 273
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 43 1,169
Jackson Financial, Inc. - Class A (Financial Services) 165 13,823
JAKKS Pacific, Inc.
*
(Leisure Products) 18 444
James River Group Holdings, Ltd. (Insurance) 85 357
Jamf Holding Corp.
*
(Software) 188 2,284
Janus International Group, Inc.
*
(Building Products) 309 2,225
Janux Therapeutics, Inc.
*
(Biotechnology) 71 1,917
Jasper Therapeutics, Inc.
*
(Biotechnology) 26 112
JBG SMITH Properties (Office REITs) 184 2,964
JELD-WEN Holding, Inc.
*
(Building Products) 190 1,134
JetBlue Airways Corp.
*
(Passenger Airlines) 704 3,393
Joby Aviation, Inc.
*(a)
(Passenger Airlines) 974 5,864
John B. Sanfilippo & Son, Inc. (Food Products) 20 1,417
John Bean Technologies Corp. (Machinery) 106 12,953
John Marshall Bancorp, Inc. (Banks) 28 463
John Wiley & Sons, Inc. - Class A (Media) 89 3,966
Johnson Outdoors, Inc. - Class A (Leisure Products) 11 273
Kadant, Inc. (Machinery) 26 8,760
Kaiser Aluminum Corp. (Metals & Mining) 36 2,182
Kaltura, Inc.
*
(Software) 220 414
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 88 1,016
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 239 4,608
Karat Packaging, Inc. (Trading Companies &
Distributors) 15 399
KB Home (Household Durables) 144 8,369
Kearney Financial Corp. (Banks) 123 770
Kelly Services, Inc. - Class A (Professional Services) 71 935
Kennametal, Inc. (Machinery) 176 3,749
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 256 2,222
Keros Therapeutics, Inc.
*
(Biotechnology) 75 764
Kforce, Inc. (Professional Services) 41 2,004
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 55 905
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 63 730
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 86 4,467
Kingsway Financial Services, Inc.
*
(Insurance) 29 230
Kiniksa Pharmaceuticals International PLC
*
(Biotechnology) 87 1,932
Kite Realty Group Trust (Retail REITs) 490 10,960
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 133 1,436
Knife River Corp. (Construction Materials) 128 11,547
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 196 2,979
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 102 3,805
Kodiak Sciences, Inc.
*
(Biotechnology) 74 208
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 124 7,952
Koppers Holdings, Inc. (Chemicals) 44 1,232
Korn Ferry (Professional Services) 116 7,868
Korro Bio, Inc.
*
(Biotechnology) 14 244
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 1,055 2,405
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 334 9,916
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 193 950

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Kronos Worldwide, Inc.
*
(Chemicals) 49 $ 367
Krystal Biotech, Inc.
*
(Biotechnology) 56 10,097
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 118 3,892
Kura Oncology, Inc.
*
(Biotechnology) 167 1,102
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 15 768
Kymera Therapeutics, Inc.
*
(Biotechnology) 106 2,901
Kyverna Therapeutics, Inc.
*
(Biotechnology) 58 112
L.B. Foster Co. - Class A (Machinery) 20 394
Ladder Capital Corp. (Mortgage REITs) 256 2,921
Lakeland Financial Corp. (Banks) 56 3,329
Lancaster Colony Corp. (Food Products) 44 7,700
Landec Corp.
*
(Life Sciences Tools & Services) 57 401
Lands' End, Inc.
*
(Specialty Retail) 31 316
Landsea Home Corp.
*
(Household Durables) 65 417
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 155 15,127
LanzaTech Global, Inc.
*
(Commercial Services &
Supplies) 252 61
Larimar Therapeutics, Inc.
*
(Biotechnology) 95 204
Latham Group, Inc.
*
(Leisure Products) 91 585
Laureate Education, Inc.
*
- Class A (Diversified
Consumer Services) 294 6,012
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 24 672
La-Z-Boy, Inc. (Household Durables) 94 3,674
LCI Industries (Automobile Components) 56 4,896
LCNB Corp. (Banks) 29 429
Legacy Housing Corp.
*
(Household Durables) 25 631
Legalzoom.com, Inc.
*
(Professional Services) 284 2,445
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 46 3,859
Lemonade, Inc.
*
(Insurance) 118 3,709
LendingClub Corp.
*
(Consumer Finance) 249 2,570
LendingTree, Inc.
*
(Consumer Finance) 23 1,156
LENZ Therapeutics, Inc.
*
(Biotechnology) 28 720
Leonardo DRS, Inc.
*
(Aerospace & Defense) 166 5,458
Leslie's, Inc.
*
(Specialty Retail) 418 307
Lexeo Therapeutics, Inc.
*
(Biotechnology) 53 184
Lexicon Pharmaceuticals, Inc.
*
(Biotechnology) 259 119
Lexington Realty Trust (Industrial REITs) 655 5,666
LGI Homes, Inc.
*
(Household Durables) 47 3,124
Liberty Energy, Inc. (Energy Equipment & Services) 357 5,651
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 71 449
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 292 1,813
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 190 5,738
Life360, Inc.
*
(Software) 24 921
LifeMD, Inc.
*
(Health Care Technology) 82 446
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 315 2,098
Lifetime Brands, Inc. (Household Durables) 28 138
Lifeway Foods, Inc.
*
(Food Products) 10 245
Lifezone Metals, Ltd.
*
(Metals & Mining) 82 343
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 40 4,206
Lightwave Logic, Inc.
*
(Electronic Equipment,
Instruments & Components) 277 284
Limbach Holdings, Inc.
*
(Construction & Engineering) 23 1,713
Limoneira Co.
*
(Food Products) 37 656
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 59 936
Common Stocks (82.8%), continued
Shares Value
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 81 $ 751
Lindsay Corp. (Machinery) 24 3,036
Lineage Cell Therapeutics, Inc.
*
(Biotechnology) 405 183
Linkbancorp, Inc. (Banks) 50 339
Lions Gate Entertainment Corp.
*
- Class A
(Entertainment) 134 1,186
Lions Gate Entertainment Corp.
*
- Class B
(Entertainment) 281 2,226
Liquidia Corp.
*
(Pharmaceuticals) 143 2,109
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 48 1,488
LivaNova PLC
*
(Health Care Equipment & Supplies) 123 4,831
Live Oak Bancshares, Inc. (Banks) 78 2,079
LiveOne, Inc.
*
(Entertainment) 164 115
LiveRamp Holdings, Inc.
*
(Software) 145 3,790
Livewire Group, Inc.
*
(Automobiles) 41 82
LSB Industries, Inc.
*
(Chemicals) 120 791
LSI Industries, Inc. (Electrical Equipment) 65 1,105
LTC Properties, Inc. (Health Care REITs) 101 3,580
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 2,282 8,945
Luminar Technologies, Inc.
*(a)
(Automobile Components) 58 313
Luxfer Holdings PLC (Machinery) 60 712
Lyell Immunopharma, Inc.
*
(Biotechnology) 362 195
Lyra Therapeutics, Inc.
*
(Pharmaceuticals) 109 14
M/I Homes, Inc.
*
(Household Durables) 60 6,851
Mack-Cali Realty Corp.
*
(Residential REITs) 177 2,995
MacroGenics, Inc.
*
(Biotechnology) 139 177
Madison Square Garden Entertainment Corp.
*
(Entertainment) 89 2,913
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 41 13,579
Magnite, Inc.
*
(Media) 284 3,240
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 391 9,877
Maiden Holdings, Ltd. (Insurance) 202 115
Malibu Boats, Inc.
*
- Class A (Leisure Products) 44 1,350
Mama's Creations, Inc.
*
(Food Products) 74 482
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 55 112
Mannkind Corp.
*
(Biotechnology) 607 3,053
MARA Holdings, Inc.
*(a)
(Software) 769 8,844
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 249 550
Marcus & Millichap, Inc. (Real Estate Management &
Development) 53 1,826
Marine Products Corp. (Leisure Products) 20 168
MarineMax, Inc.
*
(Specialty Retail) 50 1,075
MarketWise, Inc. (Capital Markets) 89 44
Marqeta, Inc.
*
- Class A (Financial Services) 1,056 4,351
Marten Transport, Ltd. (Ground Transportation) 131 1,797
Masterbrand, Inc.
*
(Building Products) 286 3,735
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 37 637
Materion Corp. (Metals & Mining) 46 3,754
Mativ Holdings, Inc. (Chemicals) 122 760
Matrix Service Co.
*
(Construction & Engineering) 60 746
Matson, Inc. (Marine Transportation) 74 9,485
Matthews International Corp. - Class A (Commercial
Services & Supplies) 67 1,490
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 17 299
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 239 652
Maximus, Inc. (Professional Services) 129 8,797
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 180 1,955

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Mayville Engineering Co., Inc.
*
(Machinery) 29 $ 389
Maze Therapeutics, Inc.
*
(Biotechnology) 20 220
MBIA, Inc.
*
(Insurance) 101 503
MBX Biosciences, Inc.
*
(Pharmaceuticals) 25 185
McGrath RentCorp (Trading Companies & Distributors) 55 6,127
Medallion Financial Corp.
*
(Consumer Finance) 42 366
MediaAlpha, Inc.
*
(Interactive Media & Services) 68 628
Medifast, Inc. (Personal Care Products) 24 324
MediWound, Ltd.
*
(Pharmaceuticals) 21 326
Mednax, Inc.
*
(Health Care Providers & Services) 194 2,811
MeiraGTx Holdings PLC
*
(Biotechnology) 106 719
Mercantile Bank Corp. (Banks) 36 1,564
Merchants Bancorp (Financial Services) 41 1,517
Mercury General Corp. (Insurance) 60 3,354
Mercury Systems, Inc.
*
(Aerospace & Defense) 117 5,042
MeridianLink, Inc.
*
(Software) 74 1,371
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 129 13,636
Meritage Homes Corp. (Household Durables) 162 11,484
Mersana Therapeutics, Inc.
*
(Biotechnology) 242 83
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 12 1,424
Metagenomi, Inc.
*
(Biotechnology) 62 84
Metals Acquisition, Ltd.
*
- Class A (Metals & Mining) 121 1,154
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 79 504
Metrocity Bankshares, Inc. (Banks) 42 1,158
Metropolitan Bank Holding Corp.
*
(Banks) 24 1,344
Metsera, Inc.
*
(Biotechnology) 35 953
MFA Financial, Inc.
*
(Mortgage REITs) 231 2,370
MGE Energy, Inc. (Electric Utilities) 82 7,623
MGP Ingredients, Inc. (Beverages) 32 940
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 474 588
Mid Penn Bancorp, Inc. (Banks) 39 1,010
Middlefield Banc Corp. (Banks) 16 447
Middlesex Water Co. (Water Utilities) 40 2,564
Midland States Bankcorp, Inc. (Banks) 46 788
MidWestOne Financial Group, Inc.
*
(Banks) 43 1,273
Miller Industries, Inc. (Machinery) 25 1,059
MillerKnoll, Inc. (Commercial Services & Supplies) 154 2,948
MiMedx Group, Inc.
*
(Biotechnology) 267 2,029
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 166 971
Minerals Technologies, Inc. (Chemicals) 72 4,577
Mineralys Therapeutics, Inc.
*
(Biotechnology) 64 1,016
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 466 6,757
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 90 4,055
Mission Produce, Inc.
*
(Food Products) 98 1,027
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 214 1,688
Mistras Group, Inc.
*
(Professional Services) 47 497
Mitek Systems, Inc.
*
(Software) 101 833
Modine Manufacturing Co.
*
(Automobile Components) 116 8,903
ModivCare, Inc.
*
(Health Care Providers & Services) 22 29
Moelis & Co. - Class A (Capital Markets) 159 9,278
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 29 2,255
MoneyLion, Inc.
*
(Consumer Finance) 20 1,730
Monro, Inc. (Specialty Retail) 67 969
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 149 311
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 93 432
Montrose Environemental Group, Inc.
*
(Commercial
Services & Supplies) 72 1,027
Moog, Inc. - Class A (Aerospace & Defense) 63 10,921
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 34 568
Common Stocks (82.8%), continued
Shares Value
Mr. Cooper Group, Inc.
*
(Financial Services) 142 $ 16,982
MRC Global, Inc.
*
(Trading Companies & Distributors) 190 2,181
Mueller Industries, Inc. (Machinery) 252 19,186
Mueller Water Products, Inc. - Class A, Series A
(Machinery) 350 8,897
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 313 8,889
MVB Financial Corp. (Banks) 26 450
Myers Industries, Inc. (Containers & Packaging) 84 1,002
MYR Group, Inc.
*
(Construction & Engineering) 36 4,071
Myriad Genetics, Inc.
*
(Biotechnology) 202 1,792
N-able, Inc.
*
(Software) 163 1,156
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 21 876
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 9 304
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 55 1,455
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 124 619
Napco Security Technologies, Inc.
*
(Electronic
Equipment, Instruments & Components) 79 1,819
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 6 578
National Bank Holdings Corp. - Class A (Banks) 83 3,176
National Bankshares, Inc. (Banks) 13 346
National Beverage Corp. (Beverages) 53 2,202
National CineMedia, Inc.
*
(Media) 157 917
National Health Investors, Inc. (Health Care REITs) 99 7,312
National HealthCare Corp. (Health Care Providers &
Services) 28 2,598
National Presto Industries, Inc.
*
(Aerospace & Defense) 12 1,055
National Research Corp. (Health Care Providers &
Services) 34 435
National Vision Holdings, Inc.
*
(Specialty Retail) 176 2,249
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 24 527
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 21 844
Nature's Sunshine Products, Inc. (Personal Care
Products) 29 364
Nautilus Biotechnology, Inc.
*
(Life Sciences Tools &
Services) 110 95
Navient Corp. (Consumer Finance) 168 2,122
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 290 595
NB Bancorp, Inc.
*
(Banks) 88 1,590
NBT Bancorp, Inc.
*
(Banks) 104 4,462
NCR Atleos Corp.
*
(Financial Services) 163 4,300
NCR Voyix Corp.
*
(Software) 328 3,198
Nektar Therapeutics
*
(Pharmaceuticals) 403 274
Nelnet, Inc. - Class A (Consumer Finance) 32 3,550
Neogen Corp.
*
(Health Care Equipment & Supplies) 492 4,266
NeoGenomics, Inc.
*
(Health Care Providers & Services) 288 2,733
NerdWallet, Inc.
*
- Class A (Consumer Finance) 79 715
Nerdy, Inc.
*
(Diversified Consumer Services) 175 249
Net Lease Office Properties
*
(Office REITs) 33 1,036
Net Power, Inc.
*
(Electrical Equipment) 50 132
NETGEAR, Inc.
*
(Communications Equipment) 63 1,541
NetScout Systems, Inc.
*
(Communications Equipment) 156 3,278
NETSTREIT Corp. (Retail REITs) 185 2,932
Neumora Therapeutics, Inc.
*
(Pharmaceuticals) 192 192
Neurogene, Inc.
*
(Biotechnology) 27 316
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 32 393
Nevro Corp.
*
(Health Care Equipment & Supplies) 83 485
New Jersey Resources Corp. (Gas Utilities) 225 11,038
New York Community Bancorp, Inc. (Banks) 572 6,647
New York Mortgage Trust, Inc. (Mortgage REITs) 205 1,330

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 297 $ 3,614
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 190 1,104
NewtekOne, Inc.
*
(Financial Services) 56 670
NexPoint Diversified Real Estate Trust (Equity REIT
- Diversified) 77 295
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 18 275
NexPoint Residential Trust, Inc. (Residential REITs) 50 1,977
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 261 2,031
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 388 594
NextNav, Inc.
*
(Software) 180 2,191
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 325 13,695
NI Holdings, Inc.
*
(Insurance) 18 257
Nicolet Bankshares, Inc.
*
(Banks) 31 3,378
Nkarta, Inc.
*
(Biotechnology) 119 219
NL Industries, Inc.
*
(Commercial Services & Supplies) 19 150
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 105 816
NMI Holdings, Inc.
*
- Class A (Financial Services) 177 6,381
NN, Inc.
*
(Machinery) 105 237
Noble Corp. PLC (Energy Equipment & Services) 300 7,110
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 460 1,132
Northeast Bank (Banks) 16 1,465
Northeast Community Bancorp, Inc. (Banks) 28 656
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 221 6,681
Northern Technologies International Corp. (Chemicals) 18 187
Northfield Bancorp, Inc. (Banks) 86 938
Northrim Bancorp, Inc. (Banks) 12 879
Northwest Bancshares, Inc. (Banks) 287 3,450
Northwest Natural Holding Co. (Gas Utilities) 90 3,845
Northwest Pipe Co.
*
(Construction & Engineering) 22 909
NorthWestern Energy Group, Inc. (Multi-Utilities) 139 8,044
Norwood Financial Corp. (Banks) 19 459
Novagold Resources, Inc.
*
(Metals & Mining) 550 1,606
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 81 10,357
Novavax, Inc.
*
(Biotechnology) 348 2,231
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 240 4,277
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 112 813
Nurix Therapeutics, Inc.
*
(Biotechnology) 170 2,020
NuScale Power Corp.
*
(Electrical Equipment) 204 2,889
Nuvalent, Inc.
*
- Class A (Biotechnology) 79 5,603
Nuvation Bio, Inc.
*
(Pharmaceuticals) 409 720
NV5 Global, Inc.
*
(Professional Services) 129 2,486
NVE Corp. (Semiconductors & Semiconductor
Equipment) 11 701
Oak Valley Bancorp. (Banks) 15 374
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 228 4,973
OceanFirst Financial Corp. (Banks) 130 2,211
Ocugen, Inc.
*
(Biotechnology) 652 461
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 357 2,617
Offerpad Solutions, Inc.
*
(Real Estate Management &
Development) 24 40
OFG Bancorp (Banks) 101 4,042
O-I Glass, Inc. (Containers & Packaging) 349 4,003
Oil States International, Inc.
*
(Energy Equipment &
Services) 136 700
Oil-Dri Corp. of America (Household Products) 22 1,010
Olaplex Holdings, Inc.
*
(Personal Care Products) 313 398
Old National Bancorp (Banks) 710 15,045
Common Stocks (82.8%), continued
Shares Value
Old Second Bancorp, Inc. (Banks) 98 $ 1,631
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 92 346
Olo, Inc.
*
(Software) 240 1,450
Olympic Steel, Inc. (Metals & Mining) 22 693
Omega Flex, Inc. (Machinery) 8 278
Omeros Corp.
*
(Pharmaceuticals) 126 1,036
OmniAb, Inc.
*
(Life Sciences Tools & Services) 215 516
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 103 3,601
ON24, Inc.
*
(Software) 62 322
ONE Gas, Inc. (Gas Utilities) 127 9,600
One Liberty Properties, Inc. (Equity REIT - Diversified) 36 946
OneSpan, Inc.
*
(Software) 85 1,296
OneSpaWorld Holdings, Ltd.
*
(Diversified Consumer
Services) 227 3,811
OneWater Marine, Inc.
*
(Specialty Retail) 27 437
Onity Group, Inc.
*
(Financial Services) 15 485
Ooma, Inc.
*
(Software) 56 733
Open Lending Corp.
*
(Capital Markets) 230 635
Opendoor Technologies, Inc.
*
(Real Estate Management
& Development) 1,445 1,474
OPKO Health, Inc.
*
(Health Care Providers & Services) 719 1,194
OppFi, Inc.
*
(Consumer Finance) 43 400
OptimizeRx Corp.
*
(Health Care Technology) 40 346
Option Care Health, Inc.
*
(Health Care Providers &
Services) 387 13,526
Orange County Bancorp, Inc. (Banks) 23 538
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 163 549
Orchestra BioMed Holdings, Inc.
*
(Health Care
Equipment & Supplies) 55 235
Orchid Island Capital, Inc. (Mortgage REITs) 177 1,331
Organogenesis Holdings, Inc.
*
(Biotechnology) 154 665
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 139 776
Origin Bancorp, Inc.
*
(Banks) 66 2,288
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 82 429
Orion Office REIT, Inc. (Office REITs) 127 272
Orion SA (Chemicals) 129 1,668
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 130 9,201
Orrstown Financial Services, Inc. (Banks) 42 1,260
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 77 1,256
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 38 936
Oscar Health, Inc.
*
(Insurance) 461 6,044
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 36 6,996
Otter Tail Corp. (Electric Utilities) 93 7,474
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 108 970
Outbrain, Inc.
*
(Interactive Media & Services) 88 328
Outfront Media, Inc. (Specialized REITs) 326 5,262
Outlook Therapeutics, Inc.
*
(Biotechnology) 37 45
Ovid Therapeutics, Inc.
*
(Biotechnology) 133 41
Owens & Minor, Inc. (Health Care Providers & Services) 170 1,535
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 33 1,936
P10, Inc.
*
- Class A (Capital Markets) 92 1,081
Pacific Biosciences of California, Inc.
*(a)
(Life Sciences
Tools & Services) 617 728
Pacific Premier Bancorp, Inc. (Banks) 216 4,605
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 103 2,560
PACS Group, Inc.
*
(Health Care Providers & Services) 88 989
Pactiv Evergreen, Inc.
*
(Containers & Packaging) 91 1,639

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Pagaya Technologies, Ltd.
*
- Class A (Software) 81 $ 849
PagerDuty, Inc.
*
(Software) 196 3,581
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 415 3,166
Palomar Holdings, Inc.
*
(Insurance) 59 8,088
PAM Transportation Services, Inc.
*
(Ground
Transportation) 13 158
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 82 390
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 75 3,081
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 123 1,754
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 76 4,662
Paragon 28, Inc.
*
(Health Care Equipment & Supplies) 107 1,397
Paramount Group, Inc.
*
(Office REITs) 416 1,789
Park Aerospace Corp. (Aerospace & Defense) 41 551
Park National Corp. (Banks) 32 4,845
Parke Bancorp, Inc.
*
(Banks) 24 452
Park-Ohio Holdings Corp.
*
(Machinery) 21 454
Pathward Financial, Inc. (Banks) 55 4,012
Patria Investments, Ltd. - Class A (Capital Markets) 130 1,468
Patrick Industries, Inc. (Automobile Components) 73 6,173
Patterson Cos., Inc. (Health Care Providers & Services) 178 5,561
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 877 7,209
Payoneer Global, Inc.
*
(Financial Services) 611 4,466
Paysafe, Ltd.
*
(Financial Services) 73 1,145
Paysign, Inc.
*
(Financial Services) 75 159
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 226 4,314
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 26 1,623
PCB Bancorp (Banks) 25 468
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 70 1,338
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 275 3,726
Peakstone Realty Trust (Office REITs) 82 1,033
Peapack-Gladstone Financial Corp. (Banks) 38 1,079
Pebblebrook Hotel Trust (Hotel & Resort REITs) 269 2,725
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 794 5,017
PennyMac Financial Services, Inc. (Financial Services) 60 6,007
PennyMac Mortgage Investment Trust (Mortgage REITs) 196 2,871
Peoples Bancorp of North Carolina, Inc. (Banks) 10 272
Peoples Bancorp, Inc.
*
(Banks) 78 2,313
Peoples Financial Services Corp. (Banks) 21 934
PepGen, Inc.
*
(Biotechnology) 35 49
Perdoceo Education Corp. (Diversified Consumer
Services) 148 3,727
Perella Weinberg Partners (Capital Markets) 117 2,153
Performant Financial Corp.
*
(Commercial Services &
Supplies) 162 480
Perimeter Solutions SA
*
(Chemicals) 302 3,041
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 38 276
Perpetua Resources Corp.
*
(Metals & Mining) 95 1,016
Perspective Therapeutics, Inc.
*
(Biotechnology) 122 260
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 192 586
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 90 564
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 46 983
Phillips Edison & Co., Inc. (Retail REITs) 277 10,108
Phinia, Inc. (Automobile Components) 94 3,988
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 139 2,886
Phreesia, Inc.
*
(Health Care Technology) 126 3,221
Common Stocks (82.8%), continued
Shares Value
Piedmont Lithium, Inc.
*
(Metals & Mining) 41 $ 258
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 278 2,049
Pioneer Bancorp, Inc.
*
(Banks) 26 304
Piper Sandler Cos. (Capital Markets) 39 9,658
Pitney Bowes, Inc. (Commercial Services & Supplies) 370 3,349
PJT Partners, Inc. - Class A (Capital Markets) 53 7,308
Planet Labs PBC
*
- Class A (Professional Services) 496 1,676
PlayAGS, Inc.
*
(Hotels, Restaurants & Leisure) 90 1,090
Playstudios, Inc.
*
(Entertainment) 198 251
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 60 7,688
Pliant Therapeutics, Inc.
*
(Pharmaceuticals) 128 173
Plug Power, Inc.
*(a)
(Electrical Equipment) 1,863 2,515
Plumas Bancorp
*
(Banks) 12 519
Plymouth Industrial REIT, Inc. (Industrial REITs) 90 1,467
Ponce Financial Group, Inc.
*
(Banks) 44 557
Porch Group, Inc.
*
(Software) 178 1,298
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 124 1,474
Portland General Electric Co. (Electric Utilities) 235 10,481
Postal Realty Trust, Inc. - Class A (Office REITs) 50 714
Potbelly Corp.
*
(Hotels, Restaurants & Leisure) 62 590
PotlatchDeltic Corp. (Specialized REITs) 177 7,985
Powell Industries, Inc. (Electrical Equipment) 21 3,577
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 128 6,464
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 226 1,241
PRA Group, Inc.
*
(Consumer Finance) 87 1,794
Prairie Operating Co.
*
(Software) 9 48
Praxis Precision Medicines, Inc.
*
(Biotechnology) 39 1,477
Precigen, Inc.
*
(Biotechnology) 304 453
Preferred Bank (Banks) 28 2,342
Preformed Line Products Co.
*
(Electrical Equipment) 5 700
Prelude Therapeutics, Inc.
*
(Biotechnology) 30 23
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 112 9,629
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 57 5,007
Prime Medicine, Inc.
*
(Biotechnology) 128 255
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 2 456
Primis Financial Corp. (Banks) 50 489
Primo Brands Corp.
*
(Beverages) 450 15,970
Primoris Services Corp. (Construction & Engineering) 121 6,947
Princeton Bancorp, Inc. (Banks) 12 367
Priority Technology Holdings, Inc.
*
(Financial Services) 50 341
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 233 5,231
ProAssurance Corp. (Insurance) 115 2,685
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 100 5,826
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 48 402
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 50 380
PROG Holdings, Inc. (Consumer Finance) 92 2,447
Progress Software Corp. (Software) 97 4,996
Progyny, Inc.
*
(Health Care Providers & Services) 169 3,775
ProKidney Corp.
*
(Biotechnology) 251 220
ProPetro Holding Corp.
*
(Energy Equipment & Services) 196 1,441
PROS Holdings, Inc.
*
(Software) 103 1,960
Protagonist Therapeutics, Inc.
*
(Biotechnology) 134 6,480
Prothena Corp. PLC
*
(Biotechnology) 96 1,188
Proto Labs, Inc.
*
(Machinery) 55 1,927
Provident Bancorp, Inc.
*
(Banks) 35 402
Provident Financial Services, Inc. (Banks) 284 4,876

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
PTC Therapeutics, Inc.
*
(Biotechnology) 172 $ 8,765
PubMatic, Inc.
*
- Class A (Media) 90 823
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 87 586
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 41 660
Puma Biotechnology, Inc.
*
(Biotechnology) 95 281
Pure Cycle Corp.
*
(Water Utilities) 47 492
PureCycle Technologies, Inc.
*
(Chemicals) 278 1,924
Purple Innovation, Inc.
*
(Household Durables) 128 97
Pyxis Oncology, Inc.
*
(Biotechnology) 111 109
Q2 Holdings, Inc.
*
(Software) 133 10,641
Q32 Bio, Inc.
*
(Biotechnology) 14 23
QCR Holdings, Inc. (Banks) 37 2,639
Quad/Graphics, Inc. (Commercial Services & Supplies) 70 382
Quaker Chemical Corp. (Chemicals) 31 3,832
Qualys, Inc.
*
(Software) 84 10,578
Quanex Building Products Corp. (Building Products) 107 1,989
Quanterix Corp.
*
(Life Sciences Tools & Services) 81 527
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 271 325
Quest Resource Holding Corp.
*
(Commercial Services &
Supplies) 40 104
QuickLogic Corp.
*
(Semiconductors & Semiconductor
Equipment) 31 158
QuinStreet, Inc.
*
(Interactive Media & Services) 121 2,159
Quipt Home Medical Corp.
*
(Health Care Providers &
Services) 84 196
Qurate Retail, Inc.
*
- Class B (Broadline Retail) 2 13
Rackspace Technology, Inc.
*
(IT Services) 152 257
Radian Group, Inc. (Financial Services) 336 11,112
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 80 492
RadNet, Inc.
*
(Health Care Providers & Services) 149 7,408
Ramaco Resources, Inc. - Class A (Metals & Mining) 59 486
Ramaco Resources, Inc. - Class B (Metals & Mining) 12 85
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 241 12,477
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 35 497
Ranpak Holdings Corp.
*
(Containers & Packaging) 101 547
Rapid7, Inc.
*
(Software) 142 3,764
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 38 381
RAPT Therapeutics, Inc.
*
(Biotechnology) 68 83
Rayonier Advanced Materials, Inc. (Chemicals) 144 828
RBB Bancorp (Banks) 37 611
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 19 816
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 40 335
Ready Capital Corp.
(a)
(Mortgage REITs) 364 1,853
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 567 2,999
Red River Bancshares, Inc.
*
(Banks) 10 517
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 111 4,814
Red Violet, Inc.
*
(Software) 25 940
Redfin Corp.
*
(Real Estate Management & Development) 274 2,524
Redwire Corp.
*
(Aerospace & Defense) 51 423
Redwood Trust, Inc. (Mortgage REITs) 297 1,803
REGENXBIO, Inc.
*
(Biotechnology) 105 751
Regional Management Corp.
*
(Consumer Finance) 19 572
Regulus Therapeutics, Inc.
*
(Biotechnology) 142 249
Rekor Systems, Inc.
*
(Software) 166 147
Relay Therapeutics, Inc.
*
(Biotechnology) 284 744
Remitly Global, Inc.
*
(Financial Services) 337 7,010
Renasant Corp. (Banks) 210 7,125
Renovaro, Inc.
*
(Biotechnology) 256 139
Common Stocks (82.8%), continued
Shares Value
Repay Holdings Corp.
*
(Financial Services) 196 $ 1,092
Replimune Group, Inc.
*
(Biotechnology) 155 1,511
ReposiTrak, Inc. (Software) 26 527
Republic Bancorp, Inc.
*
- Class A (Banks) 19 1,213
Reservoir Media, Inc.
*
(Entertainment) 44 336
Resideo Technologies, Inc. (Building Products) 329 5,823
Resolute Holdings Management, Inc.
*
(Asset
Management) 5 157
Resources Connection, Inc. (Professional Services) 74 484
REV Group, Inc. (Machinery) 116 3,666
REVOLUTION Medicines, Inc.
*
(Biotechnology) 384 13,577
Revolve Group, Inc.
*
(Specialty Retail) 87 1,870
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 35 1,315
RGC Resources, Inc. (Gas Utilities) 19 397
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 123 6,515
Ribbon Communications, Inc.
*
(Communications
Equipment) 206 808
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 28 312
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 39 702
Rigetti Computing, Inc.
*(a)
(Semiconductors &
Semiconductor Equipment) 426 3,374
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 26 758
Rimini Street, Inc.
*
(Software) 120 418
Ring Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 334 384
Riot Platforms, Inc.
*
(Software) 701 4,991
RLJ Lodging Trust
*
(Hotel & Resort REITs) 338 2,667
Roadzen, Inc.
*
(Software) 92 96
Rocket Lab USA, Inc.
*
(Aerospace & Defense) 796 14,233
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 174 1,161
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 16 278
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 42 2,836
Root, Inc.
*
- Class A (Insurance) 19 2,535
RPC, Inc. (Energy Equipment & Services) 192 1,056
RumbleON, Inc.
*
- Class B (Specialty Retail) 39 110
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 137 7,317
Rush Enterprises, Inc. - Class B (Trading Companies &
Distributors) 20 1,130
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 171 1,833
RXO, Inc.
*
(Ground Transportation) 360 6,876
RxSight, Inc.
*
(Health Care Equipment & Supplies) 83 2,096
Ryerson Holding Corp.
*
(Metals & Mining) 61 1,401
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 132 12,070
S&T Bancorp, Inc. (Banks) 86 3,186
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 114 2,892
Sabra Health Care REIT, Inc. (Health Care REITs) 533 9,312
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 862 2,422
Safe Builders, Inc. (Marine Transportation) 136 502
Safehold, Inc. (Specialized REITs) 117 2,190
Safety Insurance Group, Inc. (Insurance) 33 2,603
Sage Therapeutics, Inc.
*
(Biotechnology) 123 978
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 230 2,077
Sana Biotechnology, Inc.
*(a)
(Biotechnology) 298 501
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 9 278
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 73 834
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 121 9,218
Sapiens International Corp. N.V. (Software) 69 1,869

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Saul Centers, Inc. (Retail REITs) 24 $ 866
Savara, Inc.
*
(Biotechnology) 272 753
Savers Value Village, Inc.
*
(Broadline Retail) 52 359
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 53 1,803
Schnitzer Steel Industries, Inc.
*
- Class A (Metals &
Mining) 59 1,704
Scholar Rock Holding Corp.
*
(Biotechnology) 181 5,819
Scholastic Corp. (Media) 52 982
Schrodinger, Inc.
*
(Health Care Technology) 125 2,468
Scilex Holding Co.
*
(Pharmaceuticals) 198 49
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 100 3,758
scPharmaceuticals, Inc.
*
(Pharmaceuticals) 89 234
Seacoast Banking Corp. of Florida (Banks) 190 4,889
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 55 278
Seadrill, Ltd.
*
(Energy Equipment & Services) 147 3,675
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 70 3,182
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 206 2,163
Select Medical Holdings Corp. (Health Care Providers
& Services) 244 4,075
Selective Insurance Group, Inc. (Insurance) 137 12,541
Selectquote, Inc.
*
(Insurance) 306 1,022
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 15 543
SEMrush Holdings, Inc.
*
(Software) 83 774
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 167 5,745
Seneca Foods Corp.
*
- Class A (Food Products) 11 979
Sensient Technologies Corp. (Chemicals) 95 7,071
Septerna, Inc.
*
(Pharmaceuticals) 42 243
Sera Prognostics, Inc.
*
- Class A (Biotechnology) 64 236
Service Properties Trust (Hotel & Resort REITs) 372 971
ServisFirst Bancshares, Inc. (Banks) 114 9,416
SES AI Corp.
*
(Electrical Equipment) 299 156
Seven Hills Realty Trust (Mortgage REITs) 29 362
Sezzle, Inc.
*
(Financial Services) 30 1,047
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 295 2,419
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 86 7,582
Shattuck Labs, Inc.
*
(Biotechnology) 88 84
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 110 1,383
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 378 1,255
Shoe Carnival, Inc. (Specialty Retail) 40 880
Shore Bancshares, Inc. (Banks) 69 934
ShotSpotter, Inc.
*
(Software) 22 373
Shutterstock, Inc. (Interactive Media & Services) 55 1,025
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 93 1,305
Sierra Bancorp (Banks) 29 809
SIGA Technologies, Inc. (Pharmaceuticals) 104 570
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 80 192
Signet Jewelers, Ltd. (Specialty Retail) 94 5,458
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 72 8,105
Silvaco Group, Inc.
*
(Software) 15 68
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 21 344
Simmons First National Corp. - Class A (Banks) 280 5,748
Simulations Plus, Inc. (Health Care Technology) 36 883
Sinclair, Inc.
*
(Media) 72 1,147
Common Stocks (82.8%), continued
Shares Value
SiriusPoint, Ltd.
*
(Insurance) 212 $ 3,665
SITE Centers Corp. (Retail REITs) 107 1,374
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 42 6,421
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable
Fuels) 179 3,557
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 209 7,455
SJW Group (Water Utilities) 75 4,102
Sky Harbour Group Corp.
*(a)
(Transportation
Infrastructure) 26 338
Skye Bioscience, Inc.
*
(Biotechnology) 44 70
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 84 4,445
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 61 432
SkyWest, Inc.
*
(Passenger Airlines) 89 7,777
SL Green Realty Corp. (Office REITs) 162 9,346
Sleep Number Corp.
*
(Specialty Retail) 49 311
SM Energy Co. (Oil, Gas & Consumable Fuels) 258 7,727
SMART Global Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 117 2,032
SmartFinancial, Inc.
*
(Banks) 36 1,119
SmartRent, Inc.
*
(Electronic Equipment, Instruments &
Components) 411 497
Smith & Wesson Brands, Inc. (Leisure Products) 99 923
Smith-Midland Corp.
*
(Construction Materials) 10 311
Solaris Energy Infrastructure, Inc.
*
- Class A (Energy
Equipment & Services) 69 1,501
SolarMax Technology, Inc.
*
(Electrical Equipment) 68 82
SolarWinds Corp. (Software) 124 2,285
Soleno Therapeutics, Inc.
*
(Biotechnology) 58 4,144
Solid Biosciences, Inc.
*
(Biotechnology) 54 200
Solid Power, Inc.
*
(Automobile Components) 349 366
Solidion Technology, Inc.
*
(Electrical Equipment) 112 14
Solo Brands, Inc.
*
- Class A (Leisure Products) 63 11
Sonic Automotive, Inc. - Class A (Specialty Retail) 33 1,880
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 11 256
Sonos, Inc.
*
(Household Durables) 272 2,902
SoundHound AI, Inc.
*(a)
- Class A (Software) 730 5,928
South Plains Financial, Inc. (Banks) 27 894
Southern California BanCorp
*
(Banks) 55 788
Southern First Bancshares, Inc.
*
(Banks) 17 560
Southern Missouri Bancorp, Inc. (Banks) 21 1,092
Southern States Bancshares, Inc. (Banks) 19 679
Southland Holdings, Inc.
*
(Construction & Engineering) 26 78
Southside Bancshares, Inc. (Banks) 65 1,882
SouthState Corp. (Banks) 221 20,514
Southwest Gas Holdings, Inc. (Gas Utilities) 137 9,837
SpartanNash Co. (Consumer Staples Distribution &
Retail) 76 1,540
Sphere Entertainment Co.
*
(Entertainment) 61 1,996
Spire Global, Inc.
*
(Professional Services) 50 405
Spire, Inc. (Gas Utilities) 128 10,016
Spok Holdings, Inc. (Wireless Telecommunication
Services) 41 674
SpringWorks Therapeutics, Inc.
*
(Biotechnology) 155 6,840
Sprinklr, Inc.
*
- Class A (Software) 263 2,196
Sprout Social, Inc.
*
- Class A (Software) 113 2,485
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 227 34,650
SPS Commerce, Inc.
*
(Software) 85 11,282
SPX Technologies, Inc.
*
(Machinery) 102 13,135
Spyre Therapeutics, Inc.
*
(Biotechnology) 90 1,452
SSR Mining, Inc.
*
(Metals & Mining) 458 4,594

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 112 $ 1,975
Stagwell, Inc. (Media) 198 1,198
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 665 718
Standard Motor Products, Inc. (Automobile Components) 47 1,172
Standex International Corp. (Machinery) 26 4,196
Star Holdings
*
(Real Estate Management &
Development) 29 247
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 209 2,291
Stellar Bancorp, Inc. (Banks) 111 3,070
Stem, Inc.
*
(Electrical Equipment) 342 120
Stepan Co. (Chemicals) 48 2,642
StepStone Group, Inc. - Class A (Capital Markets) 150 7,835
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 127 224
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 67 7,585
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 161 4,289
Stewart Information Services Corp. (Insurance) 61 4,352
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 228 741
Stock Yards Bancorp, Inc. (Banks) 58 4,005
Stoke Therapeutics, Inc.
*
(Biotechnology) 81 539
StoneCo, Ltd.
*
(Financial Services) 645 6,760
Stoneridge, Inc.
*
(Automobile Components) 62 285
StoneX Group, Inc.
*
(Capital Markets) 99 7,562
Strategic Education, Inc. (Diversified Consumer
Services) 50 4,198
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 13 231
Strawberry Fields REIT, Inc. (Health Care REITs) 21 250
Stride, Inc.
*
(Diversified Consumer Services) 96 12,145
Sturm Ruger & Co., Inc. (Leisure Products) 37 1,454
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 237 1,282
Summit Therapeutics, Inc.
*
(Biotechnology) 207 3,993
Sun Country Airlines Holdings, Inc.
*
(Passenger Airlines) 89 1,096
SunCoke Energy, Inc. (Metals & Mining) 189 1,739
Sunnova Energy International, Inc.
*
(Independent Power/
Renewable Electricity Producers) 245 91
SunOpta, Inc.
*
(Food Products) 213 1,035
Sunrise Realty Trust, Inc. (Mortgage REITs) 24 266
Sunrun, Inc.
*
(Electrical Equipment) 499 2,924
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 452 4,253
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 338 2,177
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury
Goods) 29 317
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 113 3,701
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 173 4,109
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 31 946
Sutro Biopharma, Inc.
*
(Biotechnology) 185 120
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 230 5,755
SWK Holdings Corp.
*
(Financial Services) 7 122
Sylvamo Corp. (Paper & Forest Products) 78 5,231
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 89 5,671
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 185 2,273
System1, Inc.
*
(Interactive Media & Services) 54 21
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 54 714
Talkspace, Inc.
*
(Health Care Providers & Services) 277 709
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 327 3,178
Common Stocks (82.8%), continued
Shares Value
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 148 $ 2,836
Tanger, Inc. (Retail REITs) 243 8,211
Tango Therapeutics, Inc.
*
(Biotechnology) 108 148
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 74 487
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 84 4,315
Taylor Devices, Inc.
*
(Machinery) 7 226
Taylor Morrison Home Corp.
*
(Household Durables) 231 13,870
Taysha Gene Therapies, Inc.
*
(Biotechnology) 395 549
TechTarget, Inc.
*
(Media) 60 889
Tecnoglass, Inc. (Building Products) 51 3,649
Teekay Corp.
*
(Transportation & Logistics) 124 815
Teekay Tankers, Ltd. (Transportation & Logistics) 54 2,066
TEGNA, Inc. (Media) 364 6,632
Tejon Ranch Co.
*
(Real Estate Management &
Development) 47 745
Teladoc Health, Inc.
*
(Health Care Technology) 388 3,088
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 222 8,601
Telomir Pharmaceuticals, Inc.
*
(Pharmaceuticals) 44 142
Telos Corp.
*
(Software) 124 295
Tenable Holdings, Inc.
*
(Software) 269 9,410
Tenaya Therapeutics, Inc.
*
(Biotechnology) 124 71
Tennant Co. (Machinery) 43 3,429
Terawulf, Inc.
*
(Software) 603 1,646
Terex Corp. (Machinery) 150 5,667
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 159 439
Terreno Realty Corp. (Industrial REITs) 223 14,097
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 283 951
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 52 56
Texas Capital Bancshares, Inc.
*
(Banks) 105 7,844
TG Therapeutics, Inc.
*
(Biotechnology) 315 12,420
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 74 3,177
The Baldwin Insurance Group, Inc.
*
(Insurance) 152 6,793
The Bancorp, Inc.
*
(Banks) 103 5,443
The Bank of NT Butterfield & Son, Ltd. (Banks) 100 3,892
The Beauty Health Co.
*
(Personal Care Products) 168 225
The Brink's Co. (Commercial Services & Supplies) 99 8,530
The Buckle, Inc. (Specialty Retail) 70 2,682
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 109 5,304
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 80 4,357
The E.W. Scripps Co.
*
- Class A (Media) 138 408
The Eastern Co. (Machinery) 12 304
The Ensign Group, Inc. (Health Care Providers &
Services) 125 16,175
The First Bancorp, Inc. (Banks) 24 593
The First of Long Island Corp. (Banks) 48 593
The GEO Group, Inc. (Commercial Services & Supplies) 287 8,383
The Goodyear Tire & Rubber Co. (Automobile
Components) 642 5,932
The Gorman-Rupp Co. (Machinery) 47 1,650
The Greenbrier Cos., Inc. (Machinery) 69 3,534
The Hackett Group, Inc. (IT Services) 57 1,666
The Hain Celestial Group, Inc.
*
(Food Products) 202 838
The Honest Co., Inc.
*
(Personal Care Products) 186 874
The Joint Corp.
*
(Health Care Providers & Services) 25 312
The Lovesac Co.
*
(Household Durables) 32 582
The Macerich Co. (Retail REITs) 563 9,667
The Manitowoc Co., Inc. (Machinery) 78 670
The Marcus Corp. (Entertainment) 53 885
The ODP Corp.
*
(Specialty Retail) 66 946

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
The ONE Group Hospitality, Inc.
*
(Hotels, Restaurants
& Leisure) 46 $ 138
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 74 1,861
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 227 922
The RealReal, Inc.
*
(Specialty Retail) 228 1,229
The RMR Group, Inc.
*
- Class A (Real Estate
Management & Development) 35 583
The Shyft Group, Inc. (Machinery) 76 615
The Simply Good Foods Co.
*
(Food Products) 208 7,174
The St. Joe Co. (Real Estate Management &
Development) 81 3,802
The Vita Coco Co., Inc.
*
(Beverages) 89 2,728
The York Water Co.
*
(Water Utilities) 32 1,110
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 84 750
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 75 2,089
Third Coast Bancshares, Inc.
*
(Banks) 26 868
Third Harmonic Bio, Inc.
*
(Pharmaceuticals) 49 170
ThredUp, Inc.
*
- Class A (Specialty Retail) 177 427
Thryv Holdings, Inc.
*
(Media) 86 1,102
Tidewater, Inc.
*
(Energy Equipment & Services) 110 4,650
Tile Shop Holdings, Inc. (Specialty Retail) 65 421
Tilly's, Inc.
*
- Class A (Specialty Retail) 33 73
Timberland Bancorp, Inc./WA (Banks) 17 513
TimkenSteel Corp.
*
(Metals & Mining) 93 1,242
Tiptree, Inc. (Insurance) 57 1,373
Titan International, Inc. (Machinery) 113 948
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 47 801
Tompkins Financial Corp.
*
(Banks) 29 1,826
Topgolf Callaway Brands Corp.
*
(Leisure Products) 320 2,109
Torrid Holdings, Inc.
*
(Specialty Retail) 46 252
Tourmaline Bio, Inc.
*
(Biotechnology) 52 791
TowneBank
*
(Banks) 158 5,402
Townsquare Media, Inc.
*
- Class A (Media) 30 244
TPG RE Finance Trust, Inc. (Mortgage REITs) 134 1,092
TPI Composites, Inc.
*
(Electrical Equipment) 104 84
Traeger, Inc.
*
(Household Durables) 78 131
Transcat, Inc.
*
(Trading Companies & Distributors) 21 1,563
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 3 84
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 74 4,979
Transocean, Ltd. (Energy Equipment & Services) 1,645 5,215
Travere Therapeutics, Inc.
*
(Biotechnology) 190 3,405
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 110 923
Tredegar Corp.
*
(Metals & Mining) 60 462
TreeHouse Foods, Inc.
*
(Food Products) 105 2,844
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 168 1,057
Tri Pointe Homes, Inc.
*
(Household Durables) 208 6,639
TriCo Bancshares (Banks) 72 2,878
TriMas Corp.
*
(Containers & Packaging) 92 2,156
TriNet Group, Inc. (Professional Services) 72 5,705
Trinity Industries, Inc. (Machinery) 184 5,163
Triumph Financial, Inc.
*
(Banks) 50 2,890
Triumph Group, Inc. (Aerospace & Defense) 165 4,181
Tronox Holdings PLC - Class A (Chemicals) 268 1,887
TrueBlue, Inc.
*
(Professional Services) 66 350
TrueCar, Inc.
*
(Interactive Media & Services) 183 289
Trupanion, Inc.
*
(Insurance) 74 2,758
TrustCo Bank Corp. (Banks) 42 1,280
Trustmark Corp. (Banks) 137 4,725
TScan Therapeutics, Inc.
*
(Biotechnology) 88 121
Common Stocks (82.8%), continued
Shares Value
TTEC Holdings, Inc. (Professional Services) 44 $ 145
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 228 4,676
Tucows, Inc.
*
- Class A (IT Services) 18 304
Turning Point Brands, Inc. (Tobacco) 39 2,318
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 36 514
Tutor Perini Corp.
*
(Construction & Engineering) 98 2,272
Twin Disc, Inc.
*
(Machinery) 25 189
Twist Bioscience Corp.
*
(Biotechnology) 134 5,261
Two Harbors Investment Corp. (Mortgage REITs) 234 3,126
TXNM Energy, Inc. (Electric Utilities) 203 10,857
Tyra Biosciences, Inc.
*
(Biotechnology) 44 409
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 34 2,460
Udemy, Inc.
*
(Diversified Consumer Services) 205 1,591
UFP Industries, Inc. (Building Products) 135 14,450
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 16 3,227
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 100 2,141
Ultralife Corp.
*
(Electrical Equipment) 23 124
UMB Financial Corp. (Banks) 154 15,570
UMH Properties, Inc. (Residential REITs) 163 3,048
UniFirst Corp. (Commercial Services & Supplies) 34 5,916
Unisys Corp.
*
(IT Services) 148 679
United Bankshares, Inc. (Banks) 298 10,332
United Community Banks, Inc. (Banks) 270 7,595
United Fire Group, Inc. (Insurance) 47 1,385
United Homes Group, Inc.
*
(Household Durables) 20 56
United Insurance Holdings Corp.
*
(Insurance) 54 625
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 132 3,615
United States Lime & Minerals, Inc. (Construction
Materials) 24 2,121
Uniti Group, Inc. (Specialized REITs) 548 2,762
Unitil Corp. (Multi-Utilities) 36 2,077
Unity Bancorp, Inc.
*
(Banks) 16 651
Universal Corp. (Tobacco) 54 3,027
Universal Health Realty Income Trust (Health Care
REITs) 29 1,188
Universal Insurance Holdings, Inc. (Insurance) 53 1,256
Universal Logistics Holdings, Inc. (Ground
Transportation) 15 394
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 105 2,696
Univest Financial Corp. (Banks) 65 1,843
Upbound Group, Inc. (Specialty Retail) 121 2,899
Upstart Holdings, Inc.
*
(Consumer Finance) 180 8,285
Upstream Bio, Inc.
*
(Biotechnology) 39 239
Upwork, Inc.
*
(Professional Services) 281 3,667
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 928 4,436
Urban Edge Properties (Retail REITs) 284 5,396
Urban Outfitters, Inc.
*
(Specialty Retail) 143 7,493
Ur-Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 798 538
UroGen Pharma, Ltd.
*
(Biotechnology) 87 962
USANA Health Sciences, Inc.
*
(Personal Care Products) 26 701
USCB Financial Holdings, Inc. (Banks) 24 445
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 7 392
Utz Brands, Inc. (Food Products) 149 2,098
V2X, Inc.
*
(Aerospace & Defense) 38 1,864
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 235 884
Vacasa, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 21 113
Valaris, Ltd.
*
(Energy Equipment & Services) 139 5,457

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Valhi, Inc. (Chemicals) 5 $ 81
Valley National Bancorp (Banks) 1,069 9,503
Value Line, Inc. (Capital Markets) 2 77
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 129 592
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 89 1,032
Varonis Systems, Inc.
*
(Software) 249 10,072
Vaxcyte, Inc.
*
(Biotechnology) 280 10,573
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 125 2,510
Velocity Financial, Inc.
*
(Financial Services) 20 374
Ventyx Biosciences, Inc.
*
(Pharmaceuticals) 137 158
Vera Bradley, Inc.
*
(Textiles, Apparel & Luxury Goods) 54 122
Vera Therapeutics, Inc.
*
(Biotechnology) 102 2,450
Veracyte, Inc.
*
(Biotechnology) 176 5,218
Verastem, Inc.
*
(Biotechnology) 87 525
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 7 23
Vericel Corp.
*
(Biotechnology) 111 4,953
Verint Systems, Inc.
*
(Software) 138 2,463
Veritex Holdings, Inc. (Banks) 118 2,946
Verra Mobility Corp.
*
(Professional Services) 372 8,374
Verrica Pharmaceuticals, Inc.
*
(Pharmaceuticals) 91 40
Vertex, Inc.
*
- Class A (Software) 124 4,341
Veru, Inc.
*
(Personal Care Products) 298 146
Verve Therapeutics, Inc.
*
(Biotechnology) 160 731
Viad Corp.
*
(Commercial Services & Supplies) 46 1,628
Viant Technology, Inc.
*
- Class A (Software) 34 422
Viasat, Inc.
*
(Communications Equipment) 279 2,907
Viavi Solutions, Inc.
*
(Communications Equipment) 496 5,550
Vicor Corp.
*
(Electrical Equipment) 51 2,386
Victoria's Secret & Co.
*
(Specialty Retail) 177 3,289
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 93 5,382
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 77 561
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 20 760
Vimeo, Inc.
*
(Interactive Media & Services) 328 1,725
Vir Biotechnology, Inc.
*
(Biotechnology) 205 1,328
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 25 237
Virgin Galactic Holdings, Inc.
*
(Aerospace & Defense) 61 185
Virginia National Bankshares Corp. (Banks) 11 397
Viridian Therapeutics, Inc.
*
(Biotechnology) 168 2,265
VirTra, Inc.
*
(Aerospace & Defense) 25 102
Virtus Investment Partners, Inc. (Capital Markets) 15 2,585
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 281 4,468
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 27 650
Visteon Corp.
*
(Automobile Components) 62 4,812
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 64 1,358
Vital Farms, Inc.
*
(Food Products) 76 2,316
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 58 1,426
Vivid Seats, Inc. - Class A (Entertainment) 174 515
Voyager Therapeutics, Inc.
*
(Biotechnology) 104 352
VSE Corp. (Commercial Services & Supplies) 40 4,800
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 222 344
Wabash National Corp. (Machinery) 97 1,072
WaFd, Inc. (Banks) 43 1,327
Waldencast PLC
*
- Class A (Personal Care Products) 56 168
Walker & Dunlop, Inc. (Financial Services) 72 6,146
Warby Parker, Inc.
*
- Class A (Specialty Retail) 200 3,646
Warrior Met Coal, Inc. (Metals & Mining) 117 5,583
Washington Federal, Inc. (Banks) 182 5,202
Waterstone Financial, Inc. (Financial Services) 36 484
Common Stocks (82.8%), continued
Shares Value
Watts Water Technologies, Inc. - Class A (Machinery) 62 $ 12,643
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 218 1,761
Waystar Holding Corp.
*
(Health Care Technology) 178 6,649
WD-40 Co. (Household Products) 31 7,564
Weave Communications, Inc.
*
(Software) 90 998
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 35 268
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 37 2,851
Werewolf Therapeutics, Inc.
*
(Biotechnology) 71 69
Werner Enterprises, Inc. (Ground Transportation) 139 4,073
WesBanco, Inc. (Banks) 194 6,006
West Bancorp, Inc.
*
(Banks) 36 718
Westamerica Bancorp (Banks) 58 2,937
Westrock Coffee Co.
*
(Food Products) 81 585
Weyco Group, Inc. (Distributors) 14 427
Wheels Up Experience, Inc.
*
(Passenger Airlines) 202 204
Whitestone REIT (Retail REITs) 112 1,632
WideOpenWest, Inc.
*
(Media) 113 559
Willdan Group, Inc.
*
(Professional Services) 29 1,181
Willis Lease Finance Corp. (Trading Companies &
Distributors) 6 948
Winmark Corp. (Specialty Retail) 7 2,225
Winnebago Industries, Inc. (Automobiles) 63 2,171
WisdomTree, Inc. (Capital Markets) 303 2,703
WK Kellogg Co. (Food Products) 148 2,950
WM Technology, Inc.
*
(Software) 194 219
WNS Holdings, Ltd.
*
(Professional Services) 97 5,965
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 179 2,490
Workiva, Inc.
*
(Software) 115 8,730
World Acceptance Corp.
*
(Consumer Finance) 8 1,012
World Kinect Corp. (Oil, Gas & Consumable Fuels) 129 3,658
Worthington Enterprises, Inc. (Household Durables) 71 3,556
Worthington Steel, Inc. (Metals & Mining) 73 1,849
WSFS Financial Corp. (Banks) 132 6,847
X4 Pharmaceuticals, Inc.
*
(Biotechnology) 385 91
XBiotech, Inc.
*
(Biotechnology) 45 146
Xencor, Inc.
*
(Biotechnology) 152 1,617
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 230 2,705
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 316 1,735
Xerox Holdings Corp. (Technology Hardware, Storage &
Peripherals) 262 1,265
XOMA Royalty Corp.
*
(Biotechnology) 18 359
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 99 2,467
XPEL, Inc.
*
(Automobile Components) 57 1,675
Xperi, Inc.
*
(Software) 101 780
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 55 458
Yelp, Inc.
*
(Interactive Media & Services) 143 5,295
Yext, Inc.
*
(Software) 240 1,478
Y-mAbs Therapeutics, Inc.
*
(Biotechnology) 84 372
Zenas Biopharma, Inc.
*
(Biotechnology) 35 277
Zentalis Pharmaceuticals, Inc.
*
(Biotechnology) 129 205
Zeta Global Holdings Corp.
*
- Class A (Software) 403 5,465
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 121 906
Ziff Davis, Inc.
*
(Interactive Media & Services) 95 3,570
Zimvie, Inc.
*
(Health Care Equipment & Supplies) 62 670
ZipRecruiter, Inc.
*
(Interactive Media & Services) 158 931
Zspace, Inc.
*
(Software) 5 37
Zumiez, Inc.
*
(Specialty Retail) 35 521
Zura Bio, Ltd.
*
(Biotechnology) 114 147
Zurn Elkay Water Solutions Corp. (Building Products) 325 10,719
Zymeworks, Inc.
*
(Biotechnology) 123 1,465

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap
Common Stocks (82.8%), continued
Shares Value
Zynex, Inc.
*
(Health Care Equipment & Supplies) 34 $ 75
TOTAL COMMON STOCKS
  (Cost $3,757,813) 5,416,354
Rights
NM
Cartesian Therapeutics, Inc.
*†CVR
(Health Care) 445 80
Chinook Therapeutics
*†CVR
(Health Care) 222 –
TOTAL RIGHTS
  (Cost $–) 80
Trust
NM
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 250 —
TOTAL TRUST
   (Cost $–) —
Repurchase Agreements
(b)(c)
(16.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $1,086,127 $ 1,086,000 1,086,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,086,000) 1,086,000
Collateral for Securities Loaned
(d)
(0.9%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(e)
57,206 $ 57,206
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $57,206) $ 57,206
TOTAL INVESTMENT SECURITIES
  (Cost $4,901,019)— 100.3% 6,559,640
Net other assets (liabilities) — (0.3)% (21,812)
NET ASSETS — 100.0% $ 6,537,828
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of March 31, 2025, these
securities represented less than 0.005% of the net assets of the Fund.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $53,293.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $101,000.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures Contracts 4 6/23/25 $ 405,420 $ (2,934)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Russell 2000 Index Goldman Sachs International 4/28/25 4.88% $ 438,596 $ (11,576)
Russell 2000 Index UBS AG 4/28/25 5.03% 275,632 (7,368)
$714,228 $(18,944)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Small-Cap invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 78,498 1.2%
Air Freight & Logistics 9,238 0.1%
Asset Management 157
NM
Value
% of Net
Assets
Automobile Components $ 57,824 0.9%
Automobiles 2,253
NM
Banks 583,449 8.9%
Beverages 21,840 0.4%
Biotechnology 443,642 6.8%

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap
Value
% of Net
Assets
Broadline Retail $ 1,528
NM
Building Products 76,221 1.2%
Capital Markets 96,273 1.5%
Chemicals 86,605 1.3%
Commercial Services & Supplies 103,231 1.6%
Communications Equipment 34,264 0.5%
Construction & Engineering 82,189 1.3%
Construction Materials 13,979 0.2%
Consumer Finance 51,917 0.8%
Consumer Staples Distribution & Retail 59,800 0.9%
Containers & Packaging 14,063 0.2%
Distributors 2,194
NM
Diversified Consumer Services 64,217 1.0%
Diversified Telecommunication Services 29,366 0.4%
Electric Utilities 49,770 0.8%
Electrical Equipment 66,326 1.0%
Electronic Equipment, Instruments & Components 156,842 2.4%
Energy Equipment & Services 109,595 1.7%
Entertainment 27,795 0.4%
Equity REIT - Diversified 36,980 0.6%
Financial Services 155,689 2.4%
Food Products 53,327 0.8%
Gas & Water Utilities 9,808 0.1%
Gas Utilities 51,282 0.8%
Ground Transportation 21,327 0.3%
Health Care Equipment & Supplies 153,223 2.4%
Health Care Providers & Services 169,336 2.6%
Health Care REITs 47,666 0.7%
Health Care Technology 22,286 0.3%
Hotel & Resort REITs 38,062 0.6%
Hotels, Restaurants & Leisure 105,967 1.6%
Household Durables 110,669 1.7%
Household Products 17,955 0.3%
Independent Power/Renewable Electricity Producers 10,449 0.2%
Industrial Conglomerates 1,571
NM
Industrial REITs 25,198 0.4%
Insurance 126,853 1.9%
Interactive Media & Services 30,039 0.5%
IT Services 27,354 0.4%
Leisure Products 18,673 0.3%
Life Sciences Tools & Services 12,801 0.2%
Machinery 212,670 3.3%
Marine Transportation 15,154 0.2%
Media 41,148 0.6%
Medical Equipment & Devices 124
NM
Metals & Mining 89,043 1.4%
Mortgage REITs 54,497 0.8%
Multi-Utilities 27,441 0.4%
Office REITs 37,800 0.6%
Oil & Gas Producers 544
NM
Value
% of Net
Assets
Oil & Gas Services & Equipment $ 1,128
NM
Oil, Gas & Consumable Fuels 160,765 2.5%
Paper & Forest Products 6,170 0.1%
Passenger Airlines 20,914 0.3%
Personal Care Products 14,020 0.2%
Pharmaceuticals 105,116 1.6%
Professional Services 127,879 2.0%
Real Estate Management & Development 38,968 0.6%
Residential REITs 27,997 0.4%
Retail REITs 73,319 1.1%
Semiconductors & Semiconductor Equipment 111,983 1.7%
Software 319,334 4.9%
Specialized REITs 26,360 0.4%
Specialty Retail 107,470 1.7%
Technology Hardware, Storage & Peripherals 17,575 0.3%
Telecommunications 2,295
NM
Textiles, Apparel & Luxury Goods 26,303 0.4%
Tobacco 5,462 0.1%
Trading Companies & Distributors 138,758 2.1%
Transportation & Logistics 2,881
NM
Transportation Infrastructure 338
NM
Water Utilities 22,828 0.3%
Wireless Telecommunication Services 10,559 0.2%
Other
**
1,121,394 17.2%
Total $ 6,537,828 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Common Stocks (99.7%)
Shares Value
A10 Networks, Inc.
*
(Software) 992 $ 16,209
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 1,906 31,659
Acadia Realty Trust (Retail REITs) 1,852 38,799
ACI Worldwide, Inc.
*
(Software) 2,353 128,734
Acushnet Holdings Corp. (Leisure Products) 344 23,619
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 249 24,624
Adeia, Inc. (Software) 907 11,991
ADMA Biologics, Inc.
*
(Biotechnology) 5,303 105,212
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 836 84,135
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 414 39,458
AeroVironment, Inc.
*
(Aerospace & Defense) 628 74,851
Agilysys, Inc.
*
(Software) 504 36,560
Alamo Group, Inc. (Machinery) 102 18,177
Alarm.com Holdings, Inc.
*
(Software) 665 37,007
Albany International Corp.
*
(Machinery) 351 24,233
Alkermes PLC
*
(Biotechnology) 2,335 77,102
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 260 6,464
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 155 19,414
American Assets Trust, Inc. (Equity REIT - Diversified) 625 12,588
American States Water Co. (Water Utilities) 424 33,360
Ameris Bancorp (Banks) 697 40,126
AMERISAFE, Inc. (Insurance) 192 10,090
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 530 15,365
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 372 24,905
Apogee Enterprises, Inc. (Building Products) 492 22,794
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 933 28,932
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,453 31,668
Archrock, Inc. (Energy Equipment & Services) 3,932 103,176
Arcosa, Inc. (Construction & Engineering) 700 53,984
Arcus Biosciences, Inc.
*
(Biotechnology) 1,510 11,854
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,283 12,663
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 1,144 8,591
ARMOUR Residential REIT, Inc. (Mortgage REITs) —
(a)
7
Armstrong World Industries, Inc. (Building Products) 978 137,780
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,103 14,052
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 755 29,521
Artivion, Inc.
*
(Health Care Equipment & Supplies) 846 20,795
Assured Guaranty, Ltd. (Insurance) 526 46,341
Atlas Energy Solutions, Inc.
*
(Energy Equipment &
Services) 1,611 28,740
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 430 21,358
Axos Financial, Inc.
*
(Banks) 1,217 78,520
Azenta, Inc.
*
(Life Sciences Tools & Services) 502 17,389
AZZ, Inc. (Building Products) 670 56,019
Badger Meter, Inc. (Electronic Equipment, Instruments &
Components) 660 125,565
Balchem Corp. (Chemicals) 729 121,014
BancFirst Corp. (Banks) 447 49,112
Bank of Hawaii Corp. (Banks) 410 28,278
BankUnited, Inc. (Banks) 771 26,553
Banner Corp. (Banks) 394 25,125
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 452 17,190
BGC Group, Inc. - Class A (Capital Markets) 4,618 42,347
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 812 18,546
Blackline, Inc.
*
(Software) 1,163 56,312
Boot Barn Holdings, Inc.
*
(Specialty Retail) 686 73,697
Box, Inc.
*
- Class A (Software) 3,224 99,493
Common Stocks (99.7%), continued
Shares Value
Brady Corp. - Class A (Commercial Services & Supplies) 635 $ 44,856
Brighsphere Investment Group, Inc. (Capital Markets) 628 16,240
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 996 148,453
Cactus, Inc. - Class A (Energy Equipment & Services) 1,495 68,516
Calix, Inc.
*
(Communications Equipment) 530 18,783
Cal-Maine Foods, Inc. (Food Products) 913 82,993
CareTrust REIT, Inc. (Health Care REITs) 2,063 58,960
Cargurus, Inc.
*
(Interactive Media & Services) 1,973 57,474
Cars.com, Inc.
*
(Interactive Media & Services) 588 6,627
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 2,515 60,989
Cathay General Bancorp (Banks) 799 34,381
Cavco Industries, Inc.
*
(Household Durables) 180 93,534
Centerspace (Residential REITs) 208 13,468
Central Pacific Financial Corp. (Banks) 376 10,167
Century Aluminum Co.
*
(Metals & Mining) 1,166 21,641
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 254 6,505
Champion Homes, Inc.
*
(Household Durables) 1,182 112,007
Chesapeake Utilities Corp. (Gas Utilities) 291 37,373
Cinemark Holdings, Inc.
*
(Entertainment) 2,396 59,636
City Holding Co. (Banks) 330 38,765
Cleanspark, Inc.
*
(Software) 6,237 41,913
Clear Secure, Inc. - Class A (Software) 2,109 54,644
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 947 58,061
Cohen & Steers, Inc. (Capital Markets) 601 48,230
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 723 21,582
Community Financial System, Inc. (Banks) 756 42,986
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 1,037 21,093
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 996 21,613
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 2,092 238,948
Core Laboratories, Inc. (Energy Equipment & Services) 504 7,555
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 1,138 87,739
CoreCivic, Inc.
*
(Commercial Services & Supplies) 1,306 26,499
CorVel Corp.
*
(Health Care Providers & Services) 611 68,413
CSG Systems International, Inc. (Professional Services) 316 19,109
CSW Industrials, Inc. (Building Products) 377 109,903
CTS Corp. (Electronic Equipment, Instruments &
Components) 405 16,828
Curbline Properties Corp. (Retail REITs) 2,121 51,307
CVB Financial Corp. (Banks) 1,208 22,300
Dave & Buster's Entertainment, Inc.
*
(Hotels, Restaurants
& Leisure) 691 12,141
DiamondRock Hospitality Co. (Hotel & Resort REITs) 4,657 35,952
Digi International, Inc.
*
(Communications Equipment) 488 13,581
DigitalOcean Holdings, Inc.
*
(IT Services) 1,428 47,681
DNOW, Inc.
*
(Trading Companies & Distributors) 1,351 23,075
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 250 10,928
Dorman Products, Inc.
*
(Automobile Components) 609 73,409
DoubleVerify Holdings, Inc.
*
(Software) 1,764 23,585
Douglas Emmett, Inc. (Office REITs) 2,179 34,864
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 615 13,874
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 285 23,444
Dycom Industries, Inc.
*
(Construction & Engineering) 655 99,783
Dynavax Technologies Corp.
*
(Biotechnology) 1,124 14,578
Element Solutions, Inc. (Chemicals) 2,299 51,980
Elme Communities (Residential REITs) 1,165 20,271
Employers Holdings, Inc. (Insurance) 289 14,635
Energizer Holdings, Inc. (Household Products) 619 18,520
Enerpac Tool Group Corp. (Machinery) 1,220 54,729
Enova International, Inc.
*
(Consumer Finance) 579 55,908

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap Growth
Common Stocks (99.7%), continued
Shares Value
Enpro, Inc. (Machinery) 292 $ 47,243
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 278 16,966
ESCO Technologies, Inc. (Machinery) 579 92,130
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 4,211 137,447
Etsy, Inc.
*
(Broadline Retail) 1,236 58,314
EVERTEC, Inc. (Financial Services) 928 34,123
Everus Contruction Group, Inc.
*
(Construction &
Engineering) 549 20,362
Extreme Networks, Inc.
*
(Communications Equipment) 1,430 18,919
FB Financial Corp. (Banks) 353 16,365
Federal Signal Corp. (Machinery) 1,371 100,838
First Bancorp (Banks) 2,228 42,711
First Commonwealth Financial Corp. (Banks) 1,070 16,628
First Financial Bancorp (Banks) 1,007 25,155
First Hawaiian, Inc. (Banks) 1,220 29,817
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 782 22,123
Forward Air Corp.
*
(Air Freight & Logistics) 175 3,516
Four Corners Property Trust, Inc. (Specialized REITs) 1,211 34,756
Franklin Electric Co., Inc. (Machinery) 538 50,507
Freshpet, Inc.
*
(Retail - Discretionary) 1,089 90,572
Frontdoor, Inc.
*
(Diversified Consumer Services) 1,701 65,352
Fulton Financial Corp. (Banks) 1,920 34,733
Gates Industrial Corp. PLC
*
(Machinery) 3,368 62,005
Getty Realty Corp. (Retail REITs) 488 15,216
Glaukos Corp.
*
(Health Care Equipment & Supplies) 1,237 121,746
GMS, Inc.
*
(Trading Companies & Distributors) 557 40,756
Gogo, Inc.
*
(Wireless Telecommunication Services) 610 5,258
Goosehead Insurance, Inc.
*
- Class A (Insurance) 547 64,578
Granite Construction, Inc. (Construction & Engineering) 975 73,515
Green Brick Partners, Inc.
*
(Household Durables) 689 40,176
Grid Dynamics Holdings, Inc.
*
(IT Services) 913 14,288
Griffon Corp. (Building Products) 885 63,278
Group 1 Automotive, Inc. (Specialty Retail) 143 54,619
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,441 42,135
Hanesbrands, Inc.
*
(Textiles, Apparel & Luxury Goods) 4,198 24,222
Harmonic, Inc.
*
(Communications Equipment) 1,339 12,841
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 857 28,444
Hawkins, Inc. (Chemicals) 427 45,228
HCI Group, Inc.
*
(Insurance) 190 28,354
HealthStream, Inc.
*
(Health Care Technology) 313 10,072
Heidrick & Struggles International, Inc. (Professional
Services) 247 10,579
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,828 15,191
Helmerich & Payne, Inc. (Energy Equipment & Services) 1,293 33,773
Highwoods Properties, Inc. (Office REITs) 1,473 43,660
HNI Corp. (Commercial Services & Supplies) 558 24,747
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 549 76,234
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 519 47,073
Ingevity Corp.
*
(Chemicals) 416 16,469
Innospec, Inc. (Chemicals) 280 26,530
Innovative Industrial Properties, Inc. (Industrial REITs) 432 23,367
Innoviva, Inc.
*
(Pharmaceuticals) 680 12,328
Inspire Medical Systems, Inc.
*
(Health Care Equipment
& Supplies) 666 106,080
Installed Building Products, Inc. (Household Durables) 521 89,331
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 752 88,744
Inter Parfums, Inc. (Personal Care Products) 402 45,776
InterDigital, Inc. (Software) 576 119,088
Common Stocks (99.7%), continued
Shares Value
Interface, Inc. (Commercial Services & Supplies) 1,308 $ 25,951
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 516 17,131
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,012 106,017
J & J Snack Foods Corp. (Food Products) 192 25,290
John Bean Technologies Corp. (Machinery) 435 53,157
John Wiley & Sons, Inc. - Class A (Media) 543 24,196
Kadant, Inc. (Machinery) 263 88,607
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 2,397 46,214
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 981 8,515
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 1,113 71,377
Korn Ferry (Professional Services) 717 48,634
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,989 59,053
Krystal Biotech, Inc.
*
(Biotechnology) 568 102,410
Lakeland Financial Corp. (Banks) 309 18,367
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 459 38,510
Liberty Energy, Inc. (Energy Equipment & Services) 1,998 31,628
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 233 24,498
Lindsay Corp. (Machinery) 110 13,917
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 508 15,753
LiveRamp Holdings, Inc.
*
(Software) 767 20,049
LTC Properties, Inc. (Health Care REITs) 477 16,910
Lumen Technologies, Inc.
*
(Diversified
Telecommunication Services) 11,622 45,558
M/I Homes, Inc.
*
(Household Durables) 323 36,880
Mack-Cali Realty Corp.
*
(Residential REITs) 779 13,181
Madison Square Garden Sports Corp.
*
(Entertainment) 376 73,215
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 2,743 69,288
MARA Holdings, Inc.
*(b)
(Software) 7,614 87,561
Matson, Inc. (Marine Transportation) 477 61,137
Mercury General Corp. (Insurance) 596 33,316
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 1,308 138,268
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 82 9,730
MGE Energy, Inc. (Electric Utilities) 504 46,852
Middlesex Water Co. (Water Utilities) 200 12,820
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 985 7,772
Moelis & Co. - Class A (Capital Markets) 808 47,155
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 285 22,159
Moog, Inc. - Class A (Aerospace & Defense) 636 110,252
MP Materials Corp.
*
(Metals & Mining) 1,194 29,146
Mueller Water Products, Inc. - Class A, Series A
(Machinery) 3,513 89,300
MYR Group, Inc.
*
(Construction & Engineering) 206 23,297
N-able, Inc.
*
(Software) 697 4,942
National Bank Holdings Corp. - Class A (Banks) 384 14,696
National Beverage Corp. (Beverages) 273 11,340
National HealthCare Corp. (Health Care Providers &
Services) 177 16,426
NBT Bancorp, Inc. (Banks) 466 19,991
NCR Atleos Corp.
*
(Financial Services) 716 18,888
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,296 12,299
NexPoint Residential Trust, Inc. (Residential REITs) 496 19,607
NMI Holdings, Inc.
*
- Class A (Financial Services) 1,760 63,448
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 2,229 67,383

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Common Stocks (99.7%), continued
Shares Value
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 2,268 $ 49,465
OFG Bancorp (Banks) 607 24,292
OSI Systems, Inc.
*
(Electronic Equipment, Instruments &
Components) 350 68,019
Otter Tail Corp. (Electric Utilities) 422 33,916
Outfront Media, Inc.
*
(Specialized REITs) 3,091 49,888
Palomar Holdings, Inc.
*
(Insurance) 595 81,562
Park National Corp. (Banks) 215 32,551
Pathward Financial, Inc. (Banks) 535 39,028
Patrick Industries, Inc. (Automobile Components) 362 30,611
Payoneer Global, Inc.
*
(Financial Services) 5,760 42,106
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 696 13,301
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,343 13,605
Perdoceo Education Corp. (Diversified Consumer
Services) 734 18,482
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 456 9,740
Phillips Edison & Co., Inc. (Retail REITs) 1,236 45,102
Phinia, Inc. (Automobile Components) 467 19,815
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 597 12,394
Piper Sandler Cos. (Capital Markets) 361 89,404
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,667 15,086
PJT Partners, Inc. - Class A (Capital Markets) 532 73,352
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 412 52,790
Powell Industries, Inc. (Electrical Equipment) 211 35,940
Preferred Bank (Banks) 275 23,007
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 667 57,342
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 1,597 35,853
PROG Holdings, Inc. (Consumer Finance) 932 24,791
Progress Software Corp. (Software) 973 50,119
Progyny, Inc.
*
(Health Care Providers & Services) 831 18,565
Protagonist Therapeutics, Inc.
*
(Biotechnology) 1,337 64,657
QuinStreet, Inc.
*
(Interactive Media & Services) 1,267 22,603
Radian Group, Inc. (Financial Services) 1,464 48,414
RadNet, Inc.
*
(Health Care Providers & Services) 1,461 72,640
RPC, Inc.
*
(Energy Equipment & Services) 964 5,302
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 867 46,306
RXO, Inc.
*
(Ground Transportation) 1,491 28,478
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 1,344 122,895
S&T Bancorp, Inc. (Banks) 455 16,858
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 8,669 24,360
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 585 44,565
Saul Centers, Inc. (Retail REITs) 144 5,194
Schrodinger, Inc.
*
(Health Care Technology) 659 13,009
Sealed Air Corp. (Containers & Packaging) 1,275 36,848
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 1,927 66,288
Sensient Technologies Corp. (Chemicals) 504 37,513
ServisFirst Bancshares, Inc. (Banks) 1,126 93,007
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 898 79,176
Simulations Plus, Inc. (Health Care Technology) 201 4,929
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 429 65,581
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 2,092 74,622
SkyWest, Inc.
*
(Passenger Airlines) 905 79,070
SL Green Realty Corp. (Office REITs) 1,100 63,470
Common Stocks (99.7%), continued
Shares Value
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,283 $ 38,426
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 390 6,310
Sprinklr, Inc.
*
- Class A (Software) 953 7,958
SPS Commerce, Inc.
*
(Software) 851 112,953
SPX Technologies, Inc.
*
(Machinery) 1,040 133,932
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 630 11,107
Standex International Corp. (Machinery) 173 27,920
StepStone Group, Inc. - Class A (Capital Markets) 845 44,134
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 1,069 28,478
StoneX Group, Inc.
*
(Capital Markets) 510 38,954
Stride, Inc.
*
(Diversified Consumer Services) 959 121,314
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,192 6,449
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 4,507 42,411
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 632 20,698
Sylvamo Corp. (Paper & Forest Products) 765 51,309
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 1,473 28,223
Tanger, Inc. (Retail REITs) 1,664 56,227
TechTarget, Inc.
*
(Media) 274 4,058
Teradata Corp.
*
(Software) 751 16,882
Terreno Realty Corp. (Industrial REITs) 1,097 69,352
TG Therapeutics, Inc.
*
(Biotechnology) 2,994 118,053
The Bancorp, Inc.
*
(Banks) 1,070 56,539
The Buckle, Inc. (Specialty Retail) 335 12,837
The Cheesecake Factory, Inc.
(b)
(Hotels, Restaurants &
Leisure) 695 33,819
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 789 42,969
The GEO Group, Inc.
*
(Commercial Services &
Supplies) 3,053 89,179
The Greenbrier Cos., Inc. (Machinery) 703 36,008
The Macerich Co. (Retail REITs) 3,680 63,185
The Simply Good Foods Co.
*
(Food Products) 949 32,731
The St. Joe Co. (Real Estate Management &
Development) 852 40,001
Thryv Holdings, Inc.
*
(Media) 335 4,291
Tidewater, Inc.
*
(Energy Equipment & Services) 1,080 45,652
Tompkins Financial Corp.
*
(Banks) 113 7,117
Tootsie Roll Industries, Inc.
*
(Food Products) 217 6,842
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 753 50,662
Tri Pointe Homes, Inc.
*
(Household Durables) 1,071 34,186
Trinity Industries, Inc. (Machinery) 1,843 51,715
TripAdvisor, Inc.
*
(Interactive Media & Services) 1,655 23,451
Triumph Financial, Inc.
*
(Banks) 301 17,398
Triumph Group, Inc.
*
(Aerospace & Defense) 1,042 26,404
Trupanion, Inc.
*
(Insurance) 750 27,953
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,190 24,407
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 166 12,012
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 164 33,080
UniFirst Corp. (Commercial Services & Supplies) 151 26,274
Uniti Group, Inc. (Specialized REITs) 2,574 12,973
Unitil Corp. (Multi-Utilities) 142 8,192
Universal Health Realty Income Trust (Health Care
REITs) 143 5,857
Urban Edge Properties (Retail REITs) 1,689 32,091
Urban Outfitters, Inc.
*
(Specialty Retail) 568 29,763
Vericel Corp.
*
(Biotechnology) 1,107 49,394
Verra Mobility Corp.
*
(Professional Services) 3,697 83,219

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap Growth
Common Stocks (99.7%), continued
Shares Value
Viad Corp.
*
(Commercial Services & Supplies) 477 $ 16,881
Viavi Solutions, Inc.
*
(Communications Equipment) 2,143 23,980
Vicor Corp.
*
(Electrical Equipment) 289 13,519
Virtu Financial, Inc. - Class A (Capital Markets) 1,813 69,112
Virtus Investment Partners, Inc. (Capital Markets) 58 9,997
Warrior Met Coal, Inc. (Metals & Mining) 1,179 56,261
WD-40 Co. (Household Products) 185 45,140
Westamerica Bancorp
*
(Banks) 330 16,708
Whitestone REIT (Retail REITs) 500 7,285
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 2,570 71,446
WisdomTree, Inc. (Capital Markets) 2,567 22,898
WK Kellogg Co. (Food Products) 922 18,375
Wolfspeed, Inc.
*(b)
(Semiconductors & Semiconductor
Equipment) 1,396 4,272
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 1,221 16,984
WSFS Financial Corp. (Banks) 605 31,381
Xencor, Inc.
*
(Biotechnology) 659 7,012
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 2,284 26,860
XPEL, Inc.
*
(Automobile Components) 509 14,954
Yelp, Inc.
*
(Interactive Media & Services) 812 30,069
Zurn Elkay Water Solutions Corp. (Building Products) 3,205 105,701
TOTAL COMMON STOCKS
  (Cost $11,563,101) 14,271,591
Repurchase Agreements
(c)
(0.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $49,006 $49,000 $ 49,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $49,000) 49,000
Collateral for Securities Loaned
(d)
(0.9%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(e)
129,296 $ 129,296
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $129,296) 129,296
TOTAL INVESTMENT SECURITIES
  (Cost $11,741,397)— 100.9% 14,449,887
Net other assets (liabilities) — (0.9)% (124,838)
NET ASSETS — 100.0% $ 14,325,049
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $119,289.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
REIT
Real Estate Investment Trust
ProFund VP Small-Cap Growth invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 270,560 1.9%
Air Freight & Logistics 3,516
NM
Automobile Components 138,789 1.0%
Banks 972,662 6.8%
Beverages 11,340 0.1%
Biotech & Pharma 71,446 0.5%
Biotechnology 656,972 4.6%
Broadline Retail 58,315 0.4%
Building Products 495,475 3.5%
Capital Markets 542,272 3.8%
Chemicals 298,734 2.1%
Commercial Services & Supplies 331,440 2.3%
Communications Equipment 88,104 0.6%
Construction & Engineering 270,941 1.9%
Consumer Finance 80,699 0.6%
Consumer Staples Distribution & Retail 42,969 0.3%
Containers & Packaging 36,848 0.2%
Diversified Consumer Services 297,055 2.1%
Diversified Telecommunication Services 103,619 0.7%
Electric Utilities 80,768 0.6%
Electrical Equipment 49,459 0.4%
Electronic Equipment, Instruments & Components 524,468 3.7%
Energy Equipment & Services 388,998 2.7%
Entertainment 132,851 0.9%
Equity REIT - Diversified 158,626 1.1%
Financial Services 249,114 1.7%
Food Products 166,230 1.2%
Gas Utilities 37,373 0.3%
Ground Transportation 28,478 0.2%
Health Care Equipment & Supplies 713,449 5.0%
Health Care Providers & Services 311,377 2.2%
Health Care REITs 81,727 0.6%
Health Care Technology 28,010 0.2%
Hotel & Resort REITs 279,840 2.0%
Hotels, Restaurants & Leisure 394,730 2.7%
Household Durables 419,987 2.9%
Household Products 63,661 0.4%
Industrial REITs 92,719 0.6%
Insurance 306,829 2.1%
Interactive Media & Services 140,223 1.0%
IT Services 61,970 0.4%
Leisure Products 23,619 0.2%
Life Sciences Tools & Services 45,665 0.3%
Machinery 944,418 6.6%
Marine Transportation 61,137 0.4%
Media 32,546 0.2%
Metals & Mining 126,462 0.9%
Mortgage REITs 7
NM
Multi-Utilities 8,192
NM
Office REITs 141,994 1.0%
Oil, Gas & Consumable Fuels 301,060 2.1%
Paper & Forest Products 51,309 0.4%
Passenger Airlines 79,070 0.6%
Personal Care Products 45,776 0.3%
Pharmaceuticals 453,850 3.1%
Professional Services 161,541 1.1%
Real Estate Management & Development 48,516 0.3%
Residential REITs 66,527 0.5%
Retail - Discretionary 90,572 0.6%
Retail REITs 314,406 2.2%
Semiconductors & Semiconductor Equipment 271,669 1.9%

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Growth
Value
% of Net
Assets
Software $ 925,999 6.5%
Specialized REITs 97,617 0.7%
Specialty Retail 170,916 1.2%
Textiles, Apparel & Luxury Goods 141,061 1.0%
Trading Companies & Distributors 133,581 0.9%
Water Utilities 46,180 0.3%
Wireless Telecommunication Services 5,258 0.1%
Other
**
53,458 0.3%
Total $14,325,049 100.0%
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap Value
Common Stocks (99.9%)
Shares Value
A10 Networks, Inc.
*
(Software) 643 $ 10,507
AAR Corp. (Aerospace & Defense) 769 43,056
ABM Industries, Inc. (Commercial Services & Supplies) 1,356 64,220
Academy Sports & Outdoors, Inc. (Specialty Retail) 1,512 68,961
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 832 13,820
Acadia Realty Trust (Retail REITs) 808 16,928
Acushnet Holdings Corp. (Leisure Products) 262 17,989
AdaptHealth Corp.
*
(Health Care Providers & Services) 2,316 25,105
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 148 14,636
Adeia, Inc. (Software) 1,501 19,843
Adient PLC (Automobile Components) 1,829 23,521
Advance Auto Parts, Inc. (Specialty Retail) 1,293 50,699
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 418 39,840
AdvanSix, Inc. (Chemicals) 583 13,205
Air Lease Corp. (Trading Companies & Distributors) 2,258 109,084
Alamo Group, Inc. (Machinery) 127 22,633
Alarm.com Holdings, Inc.
*
(Software) 430 23,930
Albany International Corp. (Machinery) 341 23,543
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 1,583 27,275
Alkermes PLC
*
(Biotechnology) 1,275 42,100
Allegiant Travel Co. (Passenger Airlines) 317 16,373
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 273 6,787
Alpha Metallurgical Resources, Inc. (Metals & Mining) 88 11,022
Amentum Holdings, Inc.
*
(Technology Services) 3,129 56,948
American Assets Trust, Inc. (Equity REIT - Diversified) 421 8,479
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 2,564 10,435
American Eagle Outfitters, Inc. (Specialty Retail) 3,810 44,272
American States Water Co. (Water Utilities) 412 32,416
American Woodmark Corp.
*
(Building Products) 328 19,296
Ameris Bancorp (Banks) 733 42,199
AMERISAFE, Inc. (Insurance) 228 11,981
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 830 20,302
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 303 8,784
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 2,785 26,652
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 2,480 32,017
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 4,110 48,293
ArcBest Corp. (Ground Transportation) 507 35,784
Arcosa, Inc. (Construction & Engineering) 383 29,537
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 941 9,288
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 626 4,701
ARMOUR Residential REIT, Inc. (Mortgage REITs) 1,665 28,472
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 1,676 21,352
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 794 31,045
Asbury Automotive Group, Inc.
*
(Specialty Retail) 426 94,077
Assured Guaranty, Ltd. (Insurance) 532 46,869
Astec Industries, Inc. (Machinery) 497 17,122
Atlantic Union Bankshares Corp. (Banks) 2,837 88,345
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 1,001 14,344
Avista Corp. (Multi-Utilities) 1,726 72,268
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 291 14,454
Azenta, Inc. (Life Sciences Tools & Services) 508 17,597
B&G Foods, Inc. (Food Products) 1,726 11,858
Banc of California, Inc. (Banks) 3,002 42,598
Bank of Hawaii Corp. (Banks) 467 32,209
BankUnited, Inc. (Banks) 880 30,307
Banner Corp. (Banks) 368 23,467
Common Stocks (99.9%), continued
Shares Value
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 345 $ 13,120
Berkshire Hills Bancorp, Inc. (Banks) 994 25,933
BGC Group, Inc. - Class A (Capital Markets) 3,671 33,663
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 497 17,027
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 3,739 74,779
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 1,647 11,809
Boise Cascade Co. (Trading Companies & Distributors) 837 82,101
BorgWarner, Inc. (Automobile Components) 4,766 136,546
Brady Corp. - Class A (Commercial Services & Supplies) 347 24,512
Brandywine Realty Trust (Office REITs) 3,764 16,787
Bread Financial Holdings, Inc. (Consumer Finance) 1,070 53,586
Bristow Group, Inc.
*
(Energy Equipment & Services) 537 16,958
Brookline Bancorp, Inc. (Banks) 1,942 21,168
Cable One, Inc. (Media) 101 26,843
Caleres, Inc. (Specialty Retail) 733 12,630
California Resources Corp. (Oil, Gas & Consumable
Fuels) 1,553 68,285
California Water Service Group (Water Utilities) 1,296 62,805
Calix, Inc.
*
(Communications Equipment) 772 27,360
Capitol Federal Financial, Inc. (Banks) 2,663 14,913
CareTrust REIT, Inc. (Health Care REITs) 2,085 59,589
Cars.com, Inc.
*
(Interactive Media & Services) 728 8,205
Carter's, Inc. (Textiles, Apparel & Luxury Goods) 785 32,106
Cathay General Bancorp (Banks) 776 33,391
Celanese Corp. (Chemicals) 2,382 135,226
Centerspace (Residential REITs) 158 10,231
Central Garden & Pet Co.
*
(Household Products) 201 7,369
Central Garden & Pet Co.
*
- Class A (Household
Products) 1,101 36,035
Central Pacific Financial Corp. (Banks) 224 6,057
Century Communities, Inc. (Household Durables) 594 39,857
Certara, Inc.
*
(Health Care Technology) 2,386 23,621
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 268 6,863
Chesapeake Utilities Corp. (Gas Utilities) 213 27,356
Clearway Energy, Inc. - Class A (Independent Power/
Renewable Electricity Producers) 754 21,459
Clearway Energy, Inc. - Class C (Independent Power/
Renewable Electricity Producers) 1,805 54,637
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,014 14,916
Community Financial System, Inc. (Banks) 413 23,483
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 967 19,669
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 1,392 30,206
CONMED Corp. (Health Care Equipment & Supplies) 674 40,703
Core Laboratories, Inc. (Energy Equipment & Services) 531 7,960
CoreCivic, Inc.
*
(Commercial Services & Supplies) 1,125 22,826
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 982 8,701
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 485 18,828
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 3,987 44,814
CSG Systems International, Inc. (Professional Services) 295 17,839
CTS Corp. (Electronic Equipment, Instruments &
Components) 262 10,886
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 5,002 51,121
Customers Bancorp, Inc.
*
(Banks) 636 31,927
CVB Financial Corp. (Banks) 1,689 31,179
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 745 14,453
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 2,275 9,123

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks (99.9%), continued
Shares Value
Dana, Inc. (Automobile Components) 2,814 $ 37,511
Deluxe Corp. (Commercial Services & Supplies) 965 15,257
Digi International, Inc.
*
(Communications Equipment) 330 9,184
Dime Community Bancshares, Inc. (Banks) 856 23,865
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,009 43,559
DNOW, Inc.
*
(Trading Companies & Distributors) 990 16,909
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 336 14,687
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 793 17,716
DoubleVerify Holdings, Inc.
*
(Software) 1,346 17,996
Douglas Emmett, Inc. (Office REITs) 1,532 24,512
DXC Technology Co.
*
(IT Services) 3,946 67,279
Dynavax Technologies Corp.
*
(Biotechnology) 1,572 20,389
Eagle Bancorp, Inc. (Banks) 659 13,839
Easterly Government Properties, Inc. (Office REITs) 2,164 22,938
Edgewell Personal Care Co. (Personal Care Products) 1,051 32,801
Element Solutions, Inc. (Chemicals) 2,621 59,261
Ellington Financial, Inc. (Mortgage REITs) 1,976 26,202
Elme Communities (Residential REITs) 786 13,676
Embecta Corp. (Health Care Equipment & Supplies) 1,268 16,167
Employers Holdings, Inc. (Insurance) 259 13,116
Encore Capital Group, Inc.
*
(Consumer Finance) 516 17,688
Energizer Holdings, Inc. (Household Products) 830 24,834
Enovis Corp.
*
(Health Care Equipment & Supplies) 1,239 47,342
Enpro, Inc. (Machinery) 173 27,990
Enviri Corp. (Commercial Services & Supplies) 1,747 11,618
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 304 18,553
Ethan Allen Interiors, Inc. (Household Durables) 493 13,656
Etsy, Inc.
*
(Broadline Retail) 1,250 58,975
EVERTEC, Inc. (Financial Services) 485 17,833
Everus Contruction Group, Inc.
*
(Construction &
Engineering) 578 21,438
eXp World Holdings, Inc. (Real Estate Management &
Development) 1,841 18,005
Extreme Networks, Inc.
*
(Communications Equipment) 1,505 19,911
EZCORP, Inc.
*
- Class A (Consumer Finance) 1,133 16,678
FB Financial Corp. (Banks) 419 19,425
First Bancorp (Banks) 1,384 26,531
First Bancorp (Banks) 901 36,166
First Commonwealth Financial Corp. (Banks) 1,172 18,213
First Financial Bancorp (Banks) 1,103 27,553
First Hawaiian, Inc. (Banks) 1,570 38,371
FMC Corp. (Chemicals) 2,721 114,799
Foot Locker, Inc. (Specialty Retail) 1,800 25,380
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 929 26,281
Fortrea Holdings, Inc.
*
(Life Sciences Tools & Services) 1,955 14,760
Forward Air Corp. (Air Freight & Logistics) 266 5,344
Four Corners Property Trust, Inc. (Specialized REITs) 1,002 28,757
Fox Factory Holding Corp.
*
(Automobile Components) 909 21,216
Franklin BSP Reality Trust, Inc. (Mortgage REITs) 1,811 23,072
Franklin Electric Co., Inc. (Machinery) 334 31,356
Fresh Del Monte Produce, Inc. (Food Products) 731 22,537
Fulton Financial Corp. (Banks) 2,103 38,043
Gates Industrial Corp. PLC
*
(Machinery) 1,686 31,039
Gentherm, Inc.
*
(Automobile Components) 676 18,076
Genworth Financial, Inc.
*
- Class A (Insurance) 9,308 65,994
Getty Realty Corp. (Retail REITs) 629 19,612
Gibraltar Industries, Inc.
*
(Building Products) 662 38,833
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 842 23,029
Global Net Lease, Inc. (Equity REIT - Diversified) 4,317 34,709
GMS, Inc.
*
(Trading Companies & Distributors) 305 22,317
Gogo, Inc.
*
(Wireless Telecommunication Services) 696 6,000
Common Stocks (99.9%), continued
Shares Value
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 448 $ 11,823
Grid Dynamics Holdings, Inc.
*
(IT Services) 457 7,152
Grocery Outlet Holding Corp.
*
(Consumer Staples
Distribution & Retail) 2,117 29,596
Group 1 Automotive, Inc. (Specialty Retail) 144 55,001
Guess?, Inc. (Specialty Retail) 595 6,587
H.B. Fuller Co. (Chemicals) 1,192 66,895
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 1,193 34,883
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods) 3,618 20,876
Hanmi Financial Corp. (Banks) 654 14,820
Harmonic, Inc.
*
(Communications Equipment) 1,251 11,997
Hayward Holdings, Inc.
*
(Building Products) 3,099 43,138
Healthcare Services Group, Inc. (Commercial Services
& Supplies) 1,601 16,138
HealthStream, Inc. (Health Care Technology) 220 7,080
Heartland Express, Inc. (Ground Transportation) 942 8,685
Heidrick & Struggles International, Inc. (Professional
Services) 204 8,737
Helen of Troy, Ltd.
*
(Household Durables) 498 26,638
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 1,341 11,144
Helmerich & Payne, Inc. (Energy Equipment & Services) 910 23,769
Heritage Financial Corp. (Banks) 740 18,004
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 2,673 10,532
Highwoods Properties, Inc. (Office REITs) 915 27,121
Hillenbrand, Inc. (Machinery) 1,534 37,031
Hilltop Holdings, Inc.
*
(Banks) 1,003 30,541
HNI Corp. (Commercial Services & Supplies) 500 22,175
Hope Bancorp, Inc. (Banks) 2,632 27,557
Horace Mann Educators Corp. (Insurance) 889 37,987
Hub Group, Inc. - Class A (Air Freight & Logistics) 1,324 49,213
IAC Inc.
*
(Interactive Media & Services) 1,543 70,884
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 738 16,686
Independent Bank Corp. (Banks) 926 58,014
Ingevity Corp.
*
(Chemicals) 389 15,401
Innospec, Inc. (Chemicals) 272 25,772
Innovative Industrial Properties, Inc. (Industrial REITs) 197 10,656
Innovex International, Inc.
*
(Energy Equipment &
Services) 844 15,158
Innoviva, Inc.
*
(Pharmaceuticals) 540 9,790
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 596 89,394
Insteel Industries, Inc. (Building Products) 423 11,125
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 1,447 31,820
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 378 12,550
J & J Snack Foods Corp. (Food Products) 152 20,021
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 411 11,175
Jackson Financial, Inc. - Class A (Financial Services) 1,611 134,970
JBG SMITH Properties (Office REITs) 1,841 29,659
JetBlue Airways Corp.
*
(Passenger Airlines) 6,617 31,894
John B. Sanfilippo & Son, Inc. (Food Products) 197 13,959
John Bean Technologies Corp. (Machinery) 584 71,364
John Wiley & Sons, Inc. - Class A (Media) 367 16,354
Kaiser Aluminum Corp. (Metals & Mining) 348 21,096
Kennametal, Inc. (Machinery) 1,687 35,933
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 1,624 14,096
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 1,259 13,597
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 1,910 29,032

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap Value
Common Stocks (99.9%), continued
Shares Value
Kohl's Corp.
(a)
(Broadline Retail) 2,427 $ 19,853
Koppers Holdings, Inc. (Chemicals) 441 12,348
Korn Ferry (Professional Services) 427 28,963
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 1,399 41,536
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 1,164 38,389
Lakeland Financial Corp. (Banks) 256 15,217
La-Z-Boy, Inc. (Household Durables) 904 35,337
LCI Industries (Automobile Components) 555 48,524
Leggett & Platt, Inc. (Household Durables) 2,930 23,176
Lexington Realty Trust (Industrial REITs) 6,445 55,749
LGI Homes, Inc.
*
(Household Durables) 451 29,978
Liberty Energy, Inc. (Energy Equipment & Services) 1,588 25,138
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 185 19,451
Lincoln National Corp. (Insurance) 3,712 133,299
Lindsay Corp. (Machinery) 131 16,574
LiveRamp Holdings, Inc.
*
(Software) 687 17,958
LTC Properties, Inc. (Health Care REITs) 523 18,540
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 10,849 42,528
M/I Homes, Inc.
*
(Household Durables) 279 31,856
Mack-Cali Realty Corp. (Residential REITs) 1,003 16,971
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 1,499 37,865
Marcus & Millichap, Inc. (Real Estate Management &
Development) 524 18,052
MarineMax, Inc.
*
(Specialty Retail) 435 9,353
Marten Transport, Ltd. (Ground Transportation) 1,261 17,301
Masterbrand, Inc.
*
(Building Products) 2,770 36,176
Materion Corp. (Metals & Mining) 452 36,883
Matson, Inc. (Marine Transportation) 261 33,452
Matthews International Corp. - Class A (Commercial
Services & Supplies) 675 15,012
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 1,679 18,234
MDU Resources Group, Inc. (Construction &
Engineering) 4,444 75,148
Medical Properties Trust, Inc.
(a)
(Health Care REITs) 13,086 78,909
Mednax, Inc.
*
(Health Care Providers & Services) 1,842 26,691
Mercury Systems, Inc.
*
(Aerospace & Defense) 1,106 47,658
Meritage Homes Corp. (Household Durables) 1,577 111,779
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 39 4,628
MGE Energy, Inc. (Electric Utilities) 300 27,888
MGP Ingredients, Inc. (Beverages) 306 8,990
Middlesex Water Co. (Water Utilities) 194 12,435
MillerKnoll, Inc. (Commercial Services & Supplies) 1,487 28,461
Millrose Properties Inc
*
(Specialized REITs) 2,620 69,457
Minerals Technologies, Inc. (Chemicals) 695 44,181
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 1,080 8,521
Moelis & Co. - Class A (Capital Markets) 754 44,003
Monro, Inc. (Specialty Retail) 653 9,449
MP Materials Corp.
*
(Metals & Mining) 1,476 36,029
Mr. Cooper Group, Inc.
*
(Financial Services) 1,386 165,766
MYR Group, Inc.
*
(Construction & Engineering) 151 17,077
Myriad Genetics, Inc.
*
(Biotechnology) 1,984 17,598
N-able, Inc.
*
(Software) 863 6,119
National Bank Holdings Corp. - Class A (Banks) 456 17,451
National Beverage Corp. (Beverages) 245 10,178
National HealthCare Corp. (Health Care Providers &
Services) 97 9,002
National Presto Industries, Inc.
*
(Aerospace & Defense) 112 9,846
National Vision Holdings, Inc.
*
(Specialty Retail) 1,717 21,943
Navient Corp. (Consumer Finance) 1,616 20,410
NBT Bancorp, Inc. (Banks) 576 24,710
Common Stocks (99.9%), continued
Shares Value
NCR Atleos Corp.
*
(Financial Services) 885 $ 23,346
NCR Voyix Corp.
*
(Software) 3,182 31,024
Neogen Corp.
*
(Health Care Equipment & Supplies) 4,303 37,307
NeoGenomics, Inc.
*
(Health Care Providers & Services) 1,539 14,605
NetScout Systems, Inc.
*
(Communications Equipment) 1,564 32,860
New York Mortgage Trust, Inc. (Mortgage REITs) 1,975 12,818
Newell Brands, Inc. (Household Durables) 9,067 56,216
Northwest Bancshares, Inc. (Banks) 2,779 33,404
Northwest Natural Holding Co. (Gas Utilities) 875 37,380
NV5 Global, Inc.
*
(Professional Services) 1,135 21,871
OFG Bancorp (Banks) 411 16,448
O-I Glass, Inc. (Containers & Packaging) 3,358 38,516
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 1,009 35,275
Organon & Co. (Pharmaceuticals) 5,613 83,577
Otter Tail Corp. (Electric Utilities) 501 40,265
Owens & Minor, Inc. (Health Care Providers & Services) 1,612 14,556
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 322 18,892
Pacific Premier Bancorp, Inc. (Banks) 2,102 44,815
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 1,006 24,999
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 711 29,208
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 1,221 17,411
Park National Corp. (Banks) 108 16,351
Patrick Industries, Inc. (Automobile Components) 381 32,217
Patterson Cos., Inc. (Health Care Providers & Services) 1,712 53,483
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 7,664 62,998
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 269 16,791
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 2,648 35,880
Pebblebrook Hotel Trust (Hotel & Resort REITs) 1,305 13,220
PENN Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 3,260 53,170
PennyMac Mortgage Investment Trust (Mortgage REITs) 1,893 27,732
Perdoceo Education Corp. (Diversified Consumer
Services) 633 15,939
Phillips Edison & Co., Inc. (Retail REITs) 1,527 55,719
Phinia, Inc. (Automobile Components) 435 18,457
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 800 16,608
Pitney Bowes, Inc. (Commercial Services & Supplies) 1,827 16,534
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 188 24,088
PRA Group, Inc.
*
(Consumer Finance) 859 17,713
Premier, Inc. - Class A (Health Care Providers &
Services) 1,990 38,367
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 431 37,053
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 541 47,527
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 697 15,648
ProAssurance Corp. (Insurance) 1,115 26,035
Progyny, Inc.
*
(Health Care Providers & Services) 807 18,028
ProPetro Holding Corp.
*
(Energy Equipment & Services) 1,728 12,701
Proto Labs, Inc.
*
(Machinery) 534 18,711
Provident Financial Services, Inc. (Banks) 2,844 48,831
Qorvo, Inc.
*
(Semiconductors & Semiconductor
Equipment) 2,036 147,427
Quaker Chemical Corp. (Chemicals) 299 36,959
Quanex Building Products Corp. (Building Products) 1,029 19,129
QuidelOrtho Corp.
*
(Health Care Equipment & Supplies) 1,437 50,252
Radian Group, Inc. (Financial Services) 1,739 57,509
Ready Capital Corp.
(a)
(Mortgage REITs) 3,674 18,701

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Common Stocks (99.9%), continued
Shares Value
Redwood Trust, Inc. (Mortgage REITs) 2,889 $ 17,536
Renasant Corp. (Banks) 2,002 67,928
Resideo Technologies, Inc. (Building Products) 3,203 56,694
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 337 12,661
Robert Half, Inc. (Professional Services) 2,189 119,411
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 370 24,986
RPC, Inc. (Energy Equipment & Services) 865 4,758
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 516 27,560
RXO, Inc.
*
(Ground Transportation) 1,633 31,190
S&T Bancorp, Inc. (Banks) 392 14,524
Safehold, Inc. (Specialized REITs) 996 18,645
Safety Insurance Group, Inc. (Insurance) 324 25,557
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 2,225 20,092
Sandisk Corp.
*
(Semiconductors) 2,512 119,596
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 616 46,927
Saul Centers, Inc. (Retail REITs) 124 4,473
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 470 15,985
Schneider National, Inc.
*
- Class B (Ground
Transportation) 1,024 23,398
Scholastic Corp. (Media) 541 10,214
Schrodinger, Inc.
*
(Health Care Technology) 568 11,212
Seacoast Banking Corp. of Florida (Banks) 1,848 47,549
Sealed Air Corp. (Containers & Packaging) 1,937 55,980
Select Medical Holdings Corp. (Health Care Providers
& Services) 2,277 38,026
Sensient Technologies Corp. (Chemicals) 433 32,228
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 1,000 12,570
Shoe Carnival, Inc. (Specialty Retail) 385 8,466
Shutterstock, Inc. (Interactive Media & Services) 524 9,762
Signet Jewelers, Ltd. (Specialty Retail) 947 54,983
Simmons First National Corp. - Class A (Banks) 2,738 56,211
Simulations Plus, Inc. (Health Care Technology) 159 3,899
SiriusPoint, Ltd.
*
(Insurance) 2,011 34,770
SITE Centers Corp. (Retail REITs) 1,028 13,200
SJW Group (Water Utilities) 660 36,095
SL Green Realty Corp. (Office REITs) 458 26,427
SM Energy Co. (Oil, Gas & Consumable Fuels) 1,246 37,318
SMART Global Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,162 20,184
SolarEdge Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 884 14,303
SolarWinds Corp. (Software) 1,197 22,061
Sonic Automotive, Inc. - Class A (Specialty Retail) 319 18,170
Sonos, Inc.
*
(Household Durables) 2,596 27,699
Southside Bancshares, Inc. (Banks) 621 17,984
SpartanNash Co. (Consumer Staples Distribution &
Retail) 735 14,891
Sprinklr, Inc.
*
- Class A (Software) 1,511 12,617
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 461 8,127
Standard Motor Products, Inc. (Automobile Components) 449 11,194
Standex International Corp. (Machinery) 91 14,686
Stellar Bancorp, Inc. (Banks) 1,036 28,656
Stepan Co. (Chemicals) 461 25,373
StepStone Group, Inc. - Class A (Capital Markets) 619 32,330
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 535 14,252
Stewart Information Services Corp. (Insurance) 605 43,167
StoneX Group, Inc.
*
(Capital Markets) 439 33,531
Common Stocks (99.9%), continued
Shares Value
Strategic Education, Inc. (Diversified Consumer
Services) 530 $ 44,499
Sturm Ruger & Co., Inc. (Leisure Products) 366 14,380
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 1,206 6,524
Sun Country Airlines Holdings, Inc.
*
(Passenger Airlines) 857 10,558
SunCoke Energy, Inc. (Metals & Mining) 1,839 16,919
Sunrun, Inc.
*
(Electrical Equipment) 4,890 28,656
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 590 19,323
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 2,706 26,302
Tanger, Inc. (Retail REITs) 796 26,897
TechTarget, Inc.
*
(Media) 326 4,828
TEGNA, Inc. (Media) 3,511 63,970
Teleflex, Inc. (Health Care Equipment & Supplies) 1,012 139,849
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 2,125 82,322
Tennant Co. (Machinery) 412 32,857
Teradata Corp.
*
(Software) 1,356 30,482
Terreno Realty Corp. (Industrial REITs) 1,109 70,111
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 700 30,051
The Buckle, Inc. (Specialty Retail) 326 12,492
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 348 16,934
The Chemours Co.
*
(Chemicals) 3,256 44,054
The Macerich Co. (Retail REITs) 1,841 31,610
The ODP Corp.
*
(Specialty Retail) 657 9,415
The Simply Good Foods Co.
*
(Food Products) 1,082 37,318
Thryv Holdings, Inc.
*
(Media) 554 7,097
TimkenSteel Corp. (Metals & Mining) 815 10,888
Titan International, Inc. (Machinery) 1,047 8,784
Tompkins Financial Corp. (Banks) 164 10,329
Tootsie Roll Industries, Inc. (Food Products) 158 4,988
Topgolf Callaway Brands Corp.
*
(Leisure Products) 3,086 20,337
TreeHouse Foods, Inc.
*
(Food Products) 984 26,657
Tri Pointe Homes, Inc.
*
(Household Durables) 999 31,888
TripAdvisor, Inc.
*
(Interactive Media & Services) 792 11,223
Triumph Financial, Inc.
*
(Banks) 186 10,751
Triumph Group, Inc. (Aerospace & Defense) 675 17,105
TrustCo Bank Corp. (Banks) 414 12,619
Trustmark Corp. (Banks) 1,330 45,872
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,067 21,884
Two Harbors Investment Corp. (Mortgage REITs) 2,260 30,194
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 167 12,084
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 982 21,025
UniFirst Corp. (Commercial Services & Supplies) 180 31,320
United Community Banks, Inc. (Banks) 2,602 73,195
United Fire Group, Inc. (Insurance) 464 13,669
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 1,306 35,771
Uniti Group, Inc. (Specialized REITs)
2,821 14,218
Unitil Corp. (Multi-Utilities) 216 12,461
Universal Corp. (Tobacco) 538 30,155
Universal Health Realty Income Trust (Health Care
REITs) 138 5,652
Upbound Group, Inc. (Specialty Retail) 1,113 26,667
Urban Edge Properties (Retail REITs) 1,094 20,786
Urban Outfitters, Inc.
*
(Specialty Retail) 675 35,370
USANA Health Sciences, Inc.
*
(Personal Care Products) 241 6,500
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 1,262 25,341
Veritex Holdings, Inc. (Banks) 1,188 29,664
Vestis Corp. (Commercial Services & Supplies) 2,498 24,730

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Small-Cap Value
Common Stocks (99.9%), continued
Shares Value
Viasat, Inc.
*
(Communications Equipment) 1,858 $ 19,360
Viavi Solutions, Inc.
*
(Communications Equipment) 2,760 30,884
Vicor Corp.
*
(Electrical Equipment) 221 10,338
Victoria's Secret & Co.
*
(Specialty Retail) 1,714 31,846
Vir Biotechnology, Inc.
*
(Biotechnology) 2,012 13,038
Virtus Investment Partners, Inc. (Capital Markets) 88 15,168
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 2,449 38,939
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 588 12,477
Walker & Dunlop, Inc. (Financial Services) 699 59,667
Washington Federal, Inc. (Banks) 1,778 50,815
WD-40 Co. (Household Products) 116 28,304
Werner Enterprises, Inc. (Ground Transportation) 1,348 39,497
Westamerica Bancorp (Banks) 262 13,265
Whitestone REIT (Retail REITs) 485 7,066
WillScot Mobile Mini Holdings Corp.
*
(Biotech &
Pharma) 1,530 42,534
Winnebago Industries, Inc. (Automobiles) 619 21,331
WK Kellogg Co. (Food Products) 549 10,942
Wolfspeed, Inc.
*(a)
(Semiconductors & Semiconductor
Equipment) 2,037 6,233
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 558 7,762
World Acceptance Corp.
*
(Consumer Finance) 71 8,985
World Kinect Corp. (Oil, Gas & Consumable Fuels) 1,265 35,875
Worthington Enterprises, Inc. (Household Durables) 677 33,911
Worthington Steel, Inc. (Metals & Mining) 763 19,327
WSFS Financial Corp. (Banks) 690 35,790
Xencor, Inc.
*
(Biotechnology) 885 9,416
Xerox Holdings Corp. (Technology Hardware, Storage &
Peripherals) 2,523 12,186
Yelp, Inc.
*
(Interactive Media & Services) 646 23,921
Ziff Davis, Inc.
*
(Interactive Media & Services) 932 35,025
TOTAL COMMON STOCKS
  (Cost $12,754,908) 13,694,768
Repurchase Agreements
(b)
(0.1%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $9,001 $ 9,000 9,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,000) 9,000
Collateral for Securities Loaned
(c)
(1.4%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(d)
194,681 194,681
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $194,681) 194,681
TOTAL INVESTMENT SECURITIES
  (Cost $12,958,589)— 101.4% 13,898,449
Net other assets (liabilities) — (1.4)% (188,238)
NET ASSETS — 100.0% $ 13,710,211
*
Non-income producing security.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $188,289.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
REIT
Real Estate Investment Trust
ProFund VP Small-Cap Value invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 159,201 1.2%
Air Freight & Logistics 54,557 0.4%
Automobile Components 357,697 2.6%
Automobiles 21,330 0.2%
Banks 1,570,497 11.4%
Beverages 19,168 0.1%
Biotech & Pharma 42,534 0.3%
Biotechnology 137,714 1.0%
Broadline Retail 78,828 0.6%
Building Products 224,390 1.6%
Capital Markets 204,427 1.5%
Chemicals 625,702 4.6%
Commercial Services & Supplies 292,803 2.1%
Communications Equipment 151,556 1.1%
Construction & Engineering 143,200 1.1%
Consumer Finance 135,059 1.0%
Consumer Staples Distribution & Retail 157,836 1.2%
Containers & Packaging 94,496 0.7%
Diversified Consumer Services 68,959 0.5%
Diversified Telecommunication Services 55,098 0.4%
Electric Utilities 68,153 0.5%
Electrical Equipment 38,994 0.3%
Electronic Equipment, Instruments & Components 399,713 2.9%
Energy Equipment & Services 180,584 1.3%
Equity REIT - Diversified 75,164 0.5%
Financial Services 493,974 3.6%
Food Products 148,280 1.1%
Gas Utilities 64,736 0.5%
Ground Transportation 166,387 1.2%
Health Care Equipment & Supplies 421,185 3.1%
Health Care Providers & Services 330,739 2.4%
Health Care REITs 162,691 1.2%
Health Care Technology 45,812 0.3%
Hotel & Resort REITs 51,761 0.4%
Hotels, Restaurants & Leisure 169,974 1.2%
Household Durables 461,991 3.4%
Household Products 96,542 0.7%
Independent Power/Renewable Electricity Producers 76,096 0.6%
Industrial REITs 136,516 1.0%
Insurance 452,444 3.3%

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Small-Cap Value
Value
% of Net
Assets
Interactive Media & Services $ 159,021 1.2%
IT Services 74,431 0.5%
Leisure Products 52,706 0.4%
Life Sciences Tools & Services 46,108 0.4%
Machinery 389,624 2.8%
Marine Transportation 33,452 0.3%
Media 129,305 0.9%
Metals & Mining 152,164 1.1%
Mortgage REITs 348,048 2.5%
Multi-Utilities 84,729 0.6%
Office REITs 147,443 1.1%
Oil, Gas & Consumable Fuels 393,277 2.9%
Passenger Airlines 58,825 0.4%
Personal Care Products 39,301 0.3%
Pharmaceuticals 202,977 1.5%
Professional Services 196,821 1.4%
Real Estate Management & Development 101,274 0.7%
Residential REITs 40,878 0.3%
Retail REITs 196,291 1.4%
Semiconductors 119,596 0.9%
Semiconductors & Semiconductor Equipment 437,290 3.2%
Software 192,537 1.4%
Specialized REITs 131,077 1.0%
Specialty Retail 615,854 4.5%
Technology Hardware, Storage & Peripherals 20,887 0.2%
Technology Services 56,948 0.4%
Textiles, Apparel & Luxury Goods 116,917 0.8%
Tobacco 30,155 0.2%
Trading Companies & Distributors 257,971 1.9%
Water Utilities 143,751 1.0%
Wireless Telecommunication Services 88,322 0.6%
Other
**
15,443 0.1%
Total $ 13,710,211 100.0%
REIT
Real Estate Investment Trust
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP Technology
Common Stocks (97.9%)
Shares Value
Accenture PLC - Class A (IT Services) 3,668 $ 1,144,562
Adobe, Inc.
*
(Software) 2,553 979,152
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 9,502 976,235
Akamai Technologies, Inc.
*
(IT Services) 881 70,921
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 7,101 465,754
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 2,909 586,658
ANSYS, Inc.
*
(Software) 513 162,395
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 33,864 7,522,211
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 4,765 691,497
Arista Networks, Inc.
*
(Communications Equipment) 6,058 469,374
Autodesk, Inc.
*
(Software) 1,261 330,130
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 11,436 1,914,730
Cadence Design Systems, Inc.
*
(Software) 1,608 408,963
CDW Corp. (Electronic Equipment, Instruments &
Components) 781 125,163
Cisco Systems, Inc. (Communications Equipment) 23,354 1,441,175
Cognizant Technology Solutions Corp. - Class A (IT
Services) 2,900 221,850
Corning, Inc. (Electronic Equipment, Instruments &
Components) 4,520 206,925
Crowdstrike Holdings, Inc.
*
- Class A (Software) 1,444 509,126
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 1,829 166,714
Enphase Energy, Inc.
*
(Semiconductors &
Semiconductor Equipment) 777 48,213
EPAM Systems, Inc.
*
(IT Services) 333 56,224
F5, Inc.
*
(Communications Equipment) 338 89,999
Fair Isaac Corp.
*
(Software) 143 263,715
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 628 79,398
Fortinet, Inc.
*
(Software) 3,730 359,050
Gartner, Inc.
*
(IT Services) 450 188,883
Gen Digital, Inc. (Software) 3,180 84,397
GoDaddy, Inc.
*
- Class A (IT Services) 828 149,156
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 7,701 118,826
HP, Inc. (Technology Hardware, Storage & Peripherals) 5,499 152,267
Intel Corp. (Semiconductors & Semiconductor
Equipment) 25,395 576,720
International Business Machines Corp. (IT Services) 5,422 1,348,234
Intuit, Inc. (Software) 1,641 1,007,558
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 642 87,357
Juniper Networks, Inc. (Communications Equipment) 1,941 70,245
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 1,014 151,867
KLA Corp. (Semiconductors & Semiconductor
Equipment) 779 529,564
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 7,527 547,213
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 3,154 152,685
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 6,533 567,652
Microsoft Corp. (Software) 16,758 6,290,785
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 280 162,394
Motorola Solutions, Inc. (Communications Equipment) 980 429,054
Common Stocks (97.9%), continued
Shares Value
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 1,192 $ 104,705
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 55,207 5,983,336
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 1,490 283,189
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 2,471 100,545
Oracle Corp. (Software) 9,512 1,329,873
Palantir Technologies, Inc.
*
- Class A (Software) 12,020 1,014,488
Palo Alto Networks, Inc.
*
(Software) 3,882 662,424
PTC, Inc.
*
(Software) 706 109,395
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 6,485 996,161
Roper Technologies, Inc. (Software) 629 370,846
Salesforce, Inc. (Software) 5,612 1,506,035
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 1,241 105,423
ServiceNow, Inc.
*
(Software) 1,208 961,737
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 943 60,946
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 2,953 101,111
Synopsys, Inc.
*
(Software) 906 388,538
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 1,749 247,169
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 273 135,875
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 955 78,883
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 5,338 959,239
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 1,441 94,602
Tyler Technologies, Inc.
*
(Software) 251 145,929
VeriSign, Inc.
*
(IT Services) 477 121,096
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 2,040 82,477
Workday, Inc.
*
- Class A (Software) 1,255 293,080
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 301 85,051
TOTAL COMMON STOCKS
  (Cost $22,600,869) 48,227,144
Repurchase Agreements
(a)
(1.9%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $956,112 $ 956,000 956,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $956,000) 956,000
TOTAL INVESTMENT SECURITIES
  (Cost $23,556,869)— 99.8% 49,183,144
Net other assets (liabilities) — 0.2% 103,666
NET ASSETS — 100.0% $ 49,286,810
*
Non-income producing security.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Technology
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Technology Select Sector
Index Goldman Sachs International 4/23/25 5.08% $ 1,290,220 $ (66,872)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Technology invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Communications Equipment $ 2,499,847 5.1%
Electronic Equipment, Instruments & Components 1,599,763 3.3%
IT Services 3,300,926 6.7%
Semiconductors & Semiconductor Equipment 15,295,258 31.0%
Software 17,177,617 34.9%
Technology Hardware, Storage & Peripherals 8,353,733 16.9%
Other
**
1,059,666 2.1%
Total $ 49,286,810 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraBull
Common Stocks (74.2%)
Shares Value
3M Co. (Industrial Conglomerates) 221 $ 32,456
A.O. Smith Corp. (Building Products) 48 3,137
Abbott Laboratories (Health Care Equipment & Supplies) 707 93,783
AbbVie, Inc. (Biotechnology) 720 150,855
Accenture PLC - Class A (IT Services) 255 79,570
Adobe, Inc.
*
(Software) 178 68,268
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 661 67,911
Aflac, Inc. (Insurance) 202 22,460
Agilent Technologies, Inc. (Life Sciences Tools &
Services) 116 13,570
Air Products & Chemicals, Inc. (Chemicals) 91 26,838
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 177 21,144
Akamai Technologies, Inc.
*
(IT Services) 61 4,911
Albemarle Corp. (Chemicals) 48 3,457
Alexandria Real Estate Equities, Inc. (Office REITs) 63 5,828
Align Technology, Inc.
*
(Health Care Equipment &
Supplies) 29 4,607
Allegion PLC (Building Products) 35 4,566
Alliant Energy Corp. (Electric Utilities) 105 6,757
Allstate Corp. (Insurance) 108 22,364
Alphabet, Inc. - Class A (Interactive Media & Services) 2,379 367,889
Alphabet, Inc. - Class C (Interactive Media & Services) 1,928 301,211
Altria Group, Inc. (Tobacco) 691 41,474
Amazon.com, Inc.
*
(Broadline Retail) 3,847 731,931
Amcor PLC (Containers & Packaging) 589 5,713
Ameren Corp. (Multi-Utilities) 110 11,044
American Electric Power Co., Inc. (Electric Utilities) 217 23,712
American Express Co. (Consumer Finance) 226 60,806
American International Group, Inc. (Insurance) 242 21,039
American Tower Corp. - Class A (Specialized REITs) 191 41,561
American Water Works Co., Inc. (Water Utilities) 79 11,654
Ameriprise Financial, Inc. (Capital Markets) 39 18,880
AMETEK, Inc. (Electrical Equipment) 94 16,181
Amgen, Inc. (Biotechnology) 219 68,230
Amphenol Corp. - Class A (Electronic Equipment,
Instruments & Components) 494 32,401
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 202 40,737
ANSYS, Inc.
*
(Software) 36 11,396
Aon PLC - Class A (Insurance) 88 35,120
APA Corp. (Oil, Gas & Consumable Fuels) 151 3,174
Apollo Global Management, Inc. - Class A (Financial
Services) 182 24,923
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 6,126 1,360,768
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 331 48,035
Aptiv PLC
*
(Automobile Components) 94 5,593
Arch Capital Group, Ltd. (Insurance) 153 14,716
Archer-Daniels-Midland Co. (Food Products) 195 9,362
Arista Networks, Inc.
*
(Communications Equipment) 421 32,619
Arthur J. Gallagher & Co. (Insurance) 104 35,905
Assurant, Inc. (Insurance) 21 4,405
AT&T, Inc. (Diversified Telecommunication Services) 2,927 82,776
Atmos Energy Corp. (Gas Utilities) 65 10,048
Autodesk, Inc.
*
(Software) 88 23,038
Automatic Data Processing, Inc. (Professional Services) 166 50,717
AutoZone, Inc.
*
(Specialty Retail) 7 26,689
AvalonBay Communities, Inc. (Residential REITs) 58 12,448
Avery Dennison Corp. (Containers & Packaging) 33 5,873
Axon Enterprise, Inc.
*
(Aerospace & Defense) 30 15,779
Baker Hughes Co. (Energy Equipment & Services) 404 17,756
Ball Corp. (Containers & Packaging) 122 6,353
Bank of America Corp. (Banks) 2,700 112,671
Baxter International, Inc. (Health Care Equipment &
Supplies) 208 7,120
Common Stocks (74.2%), continued
Shares Value
Becton, Dickinson & Co. (Health Care Equipment &
Supplies) 117 $ 26,800
Berkshire Hathaway, Inc.
*
- Class B (Financial Services) 748 398,369
Best Buy Co., Inc. (Specialty Retail) 79 5,815
Biogen, Inc.
*
(Biotechnology) 60 8,210
Bio-Techne Corp. (Life Sciences Tools & Services) 64 3,752
BlackRock, Inc. (Capital Markets) 59 55,842
Blackstone, Inc. (Capital Markets) 298 41,654
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 13 59,891
Boston Properties, Inc. (Office REITs) 59 3,964
Boston Scientific Corp.
*
(Health Care Equipment &
Supplies) 601 60,629
Bristol-Myers Squibb Co. (Pharmaceuticals) 828 50,500
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 1,912 320,125
Broadridge Financial Solutions, Inc. (Professional
Services) 48 11,638
Brown & Brown, Inc. (Insurance) 97 12,067
Brown-Forman Corp. - Class B (Beverages) 74 2,512
Builders FirstSource, Inc.
*
(Building Products) 47 5,872
Bunge Global SA (Food Products) 54 4,127
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics) 48 4,915
Cadence Design Systems, Inc.
*
(Software) 112 28,485
Caesars Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 87 2,175
Camden Property Trust (Residential REITs) 44 5,381
Campbell Soup Co. (Food Products) 80 3,194
Capital One Financial Corp. (Consumer Finance) 155 27,792
Cardinal Health, Inc. (Health Care Providers & Services) 99 13,639
CarMax, Inc.
*
(Specialty Retail) 63 4,909
Carnival Corp.
*
(Hotels, Restaurants & Leisure) 427 8,339
Carrier Global Corp. (Building Products) 329 20,859
Caterpillar, Inc. (Machinery) 195 64,310
Cboe Global Markets, Inc. (Capital Markets) 43 9,730
CBRE Group, Inc.
*
- Class A (Real Estate Management
& Development) 121 15,824
CDW Corp. (Electronic Equipment, Instruments &
Components) 54 8,654
Cencora, Inc. (Health Care Providers & Services) 70 19,466
Centene Corp.
*
(Health Care Providers & Services) 202 12,263
CenterPoint Energy, Inc. (Multi-Utilities) 266 9,637
CF Industries Holdings, Inc. (Chemicals) 71 5,549
Charles River Laboratories International, Inc.
*
(Life
Sciences Tools & Services) 21 3,161
Charter Communications, Inc.
*
- Class A (Media) 39 14,373
Chevron Corp. (Oil, Gas & Consumable Fuels) 682 114,092
Chipotle Mexican Grill, Inc.
*
(Hotels, Restaurants &
Leisure) 553 27,766
Chubb, Ltd. (Insurance) 152 45,902
Church & Dwight Co., Inc. (Household Products) 100 11,009
Cincinnati Financial Corp. (Insurance) 64 9,454
Cintas Corp. (Commercial Services & Supplies) 140 28,775
Cisco Systems, Inc. (Communications Equipment) 1,624 100,217
Citigroup, Inc. (Banks) 766 54,378
Citizens Financial Group, Inc. (Banks) 178 7,293
CME Group, Inc. (Capital Markets) 147 38,998
CMS Energy Corp. (Multi-Utilities) 122 9,163
Cognizant Technology Solutions Corp. - Class A (IT
Services) 202 15,453
Colgate-Palmolive Co. (Household Products) 331 31,014
Comcast Corp. - Class A (Media) 1,538 56,753
Conagra Brands, Inc. (Food Products) 195 5,201
ConocoPhillips (Oil, Gas & Consumable Fuels) 520 54,610
Consolidated Edison, Inc. (Multi-Utilities) 141 15,593
Constellation Brands, Inc. - Class A (Beverages) 63 11,562
Constellation Energy Corp. (Electric Utilities) 128 25,809
Copart, Inc.
*
(Commercial Services & Supplies) 358 20,259

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks (74.2%), continued
Shares Value
Corning, Inc. (Electronic Equipment, Instruments &
Components) 314 $ 14,375
Corpay, Inc.
*
(Software) 28 9,764
Corteva, Inc. (Chemicals) 280 17,620
CoStar Group, Inc.
*
(Real Estate Management &
Development) 172 13,628
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 181 171,185
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels) 300 8,670
Crowdstrike Holdings, Inc.
*
- Class A (Software) 100 35,258
Crown Castle International Corp. (Specialized REITs) 177 18,449
CSX Corp. (Ground Transportation) 786 23,132
Cummins, Inc. (Machinery) 56 17,553
CVS Health Corp. (Health Care Providers & Services) 514 34,824
D.R. Horton, Inc. (Household Durables) 116 14,748
Danaher Corp. (Life Sciences Tools & Services) 261 53,505
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure) 48 9,972
DaVita, Inc.
*
(Health Care Providers & Services) 18 2,753
Dayforce, Inc.
*
(Professional Services) 65 3,791
Deckers Outdoor Corp.
*
(Textiles, Apparel & Luxury
Goods) 62 6,932
Deere & Co. (Machinery) 103 48,343
Dell Technologies, Inc. - Class C (Technology Hardware,
Storage & Peripherals) 127 11,576
Delta Air Lines, Inc. (Passenger Airlines) 262 11,423
Devon Energy Corp. (Oil, Gas & Consumable Fuels) 268 10,023
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 159 10,858
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 76 12,151
Digital Realty Trust, Inc. (Specialized REITs) 129 18,484
Discover Financial Services (Consumer Finance) 102 17,411
Dollar General Corp. (Consumer Staples Distribution &
Retail) 90 7,914
Dollar Tree, Inc.
*
(Consumer Staples Distribution &
Retail) 82 6,156
Dominion Energy, Inc. (Multi-Utilities) 343 19,233
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure) 14 6,432
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 138 25,222
Dover Corp. (Machinery) 56 9,838
Dow, Inc. (Chemicals) 287 10,022
DTE Energy Co. (Multi-Utilities) 85 11,753
Duke Energy Corp. (Electric Utilities) 316 38,542
DuPont de Nemours, Inc. (Chemicals) 170 12,696
Eastman Chemical Co. (Chemicals) 47 4,141
Eaton Corp. PLC (Electrical Equipment) 161 43,765
eBay, Inc. (Broadline Retail) 195 13,207
Ecolab, Inc. (Chemicals) 103 26,113
Edison International (Electric Utilities) 158 9,309
Edwards LifeSciences Corp.
*
(Health Care Equipment &
Supplies) 241 17,468
Electronic Arts, Inc. (Entertainment) 97 14,018
Elevance Health, Inc. (Health Care Providers & Services) 95 41,322
Eli Lilly & Co. (Pharmaceuticals) 321 265,117
Emerson Electric Co. (Electrical Equipment) 230 25,217
Enphase Energy, Inc.
*
(Semiconductors & Semiconductor
Equipment) 54 3,351
Entergy Corp. (Electric Utilities) 175 14,961
EOG Resources, Inc. (Oil, Gas & Consumable Fuels) 229 29,367
EPAM Systems, Inc.
*
(IT Services) 23 3,883
EQT Corp. (Oil, Gas & Consumable Fuels) 243 12,983
Equifax, Inc. (Professional Services) 51 12,422
Equinix, Inc. (Specialized REITs) 40 32,614
Equity Residential (Residential REITs) 139 9,950
Erie Indemnity Co.
*
- Class A (Insurance) 10 4,191
Common Stocks (74.2%), continued
Shares Value
Essex Property Trust, Inc. (Residential REITs) 26 $ 7,971
Everest Group, Ltd. (Insurance) 18 6,540
Evergy, Inc. (Electric Utilities) 94 6,481
Eversource Energy (Electric Utilities) 150 9,317
Exelon Corp. (Electric Utilities) 410 18,893
Expand Energy Corp. (Oil, Gas & Consumable Fuels) 86 9,574
Expedia Group, Inc.
*
(Hotels, Restaurants & Leisure) 50 8,405
Expeditors International of Washington, Inc. (Air Freight
& Logistics) 57 6,854
Extra Space Storage, Inc. (Specialized REITs) 86 12,770
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels) 1,775 211,100
F5, Inc.
*
(Communications Equipment) 24 6,390
FactSet Research Systems, Inc. (Capital Markets) 16 7,274
Fair Isaac Corp.
*
(Software) 10 18,442
Fastenal Co. (Trading Companies & Distributors) 234 18,147
Federal Realty Investment Trust (Retail REITs) 31 3,032
FedEx Corp. (Air Freight & Logistics) 90 21,940
Fidelity National Information Services, Inc. (Financial
Services) 216 16,131
Fifth Third Bancorp (Banks) 273 10,702
First Horizon Corp. (Banks) —
(a)
6
First Solar, Inc.
*
(Semiconductors & Semiconductor
Equipment) 44 5,563
FirstEnergy Corp. (Electric Utilities) 209 8,448
Fiserv, Inc.
*
(Financial Services) 232 51,233
Ford Motor Co. (Automobiles) 1,587 15,918
Fortinet, Inc.
*
(Software) 259 24,931
Fortive Corp. (Machinery) 139 10,172
Fox Corp. - Class A (Media) 89 5,037
Fox Corp. - Class B (Media) 54 2,846
Franklin Resources, Inc. (Capital Markets) 126 2,426
Freeport-McMoRan, Inc. (Metals & Mining) 586 22,186
Garmin, Ltd. (Household Durables) 63 13,679
Gartner, Inc.
*
(IT Services) 31 13,012
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 186 15,012
GE Vernova, Inc. (Electrical Equipment) 113 34,497
Gen Digital, Inc. (Software) 221 5,865
Generac Holdings, Inc.
*
(Electrical Equipment) 24 3,040
General Dynamics Corp. (Aerospace & Defense) 103 28,076
General Electric Co. (Industrial Conglomerates) 438 87,666
General Mills, Inc. (Food Products) 225 13,452
General Motors Co. (Automobiles) 406 19,094
Genuine Parts Co. (Distributors) 57 6,791
Gilead Sciences, Inc. (Biotechnology) 508 56,921
Global Payments, Inc. (Financial Services) 101 9,890
Globe Life, Inc. (Insurance) 34 4,478
GoDaddy, Inc.
*
- Class A (IT Services) 58 10,448
Halliburton Co. (Energy Equipment & Services) 354 8,981
Hasbro, Inc. (Leisure Products) 53 3,259
HCA Healthcare, Inc. (Health Care Providers & Services) 73 25,225
Healthpeak Properties, Inc. (Health Care REITs) 285 5,763
Henry Schein, Inc.
*
(Health Care Providers & Services) 51 3,493
Hess Corp. (Oil, Gas & Consumable Fuels) 113 18,049
Hewlett Packard Enterprise Co. (Technology Hardware,
Storage & Peripherals) 536 8,270
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants &
Leisure) 98 22,300
Hologic, Inc.
*
(Health Care Equipment & Supplies) 92 5,683
Honeywell International, Inc. (Industrial Conglomerates) 265 56,114
Hormel Foods Corp. (Food Products) 119 3,682
Host Hotels & Resorts, Inc. (Hotel & Resort REITs) 285 4,050
Howmet Aerospace, Inc. (Aerospace & Defense) 165 21,405
HP, Inc. (Technology Hardware, Storage & Peripherals) 382 10,578
Hubbell, Inc. (Electrical Equipment) 22 7,280

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraBull
Common Stocks (74.2%), continued
Shares Value
Humana, Inc. (Health Care Providers & Services) 49 $ 12,965
Huntington Bancshares, Inc. (Banks) 593 8,901
Huntington Ingalls Industries, Inc. (Aerospace &
Defense) 16 3,265
IDEX Corp. (Machinery) 31 5,610
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 33 13,858
Illinois Tool Works, Inc. (Machinery) 109 27,033
Incyte Corp.
*
(Biotechnology) 66 3,996
Ingersoll Rand, Inc. (Machinery) 164 13,125
Insulet Corp.
*
(Health Care Equipment & Supplies) 29 7,616
Intel Corp. (Semiconductors & Semiconductor
Equipment) 1,766 40,106
Intercontinental Exchange, Inc. (Capital Markets) 234 40,365
International Business Machines Corp. (IT Services) 377 93,745
International Flavors & Fragrances, Inc. (Chemicals) 104 8,071
International Paper Co. (Containers & Packaging) 215 11,470
Intuit, Inc. (Software) 114 69,995
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 145 71,814
Invesco, Ltd. (Capital Markets) 183 2,776
Invitation Homes, Inc. (Residential REITs) 232 8,085
IQVIA Holdings, Inc.
*
(Life Sciences Tools & Services) 68 11,988
Iron Mountain, Inc. (Specialized REITs) 120 10,325
J.B. Hunt Transport Services, Inc. (Ground
Transportation) 32 4,734
Jabil, Inc. (Electronic Equipment, Instruments &
Components) 45 6,123
Jack Henry & Associates, Inc. (Financial Services) 30 5,478
Jacobs Solutions, Inc. (Professional Services) 50 6,045
Johnson & Johnson (Pharmaceuticals) 982 162,855
Johnson Controls International PLC (Building Products) 269 21,550
JPMorgan Chase & Co. (Banks) 1,140 279,641
Juniper Networks, Inc. (Communications Equipment) 135 4,886
Kellanova (Food Products) 110 9,074
Kenvue, Inc. (Personal Care Products) 782 18,752
Keurig Dr Pepper, Inc. (Beverages) 487 16,665
KeyCorp (Banks) 406 6,492
Keysight Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 71 10,634
Kimberly-Clark Corp. (Household Products) 135 19,200
Kimco Realty Corp. (Retail REITs) 277 5,883
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels) 788 22,482
KKR & Co., Inc. (Capital Markets) 275 31,793
KLA Corp. (Semiconductors & Semiconductor
Equipment) 54 36,709
L3Harris Technologies, Inc. (Aerospace & Defense) 77 16,117
Labcorp Holdings, Inc. (Health Care Providers &
Services) 34 7,913
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 523 38,022
Lamb Weston Holdings, Inc. (Food Products) 58 3,091
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) 140 5,408
Leidos Holdings, Inc. (Professional Services) 53 7,152
Lennar Corp. - Class A (Household Durables) 95 10,904
Lennox International, Inc. (Building Products) 13 7,291
Linde PLC (Chemicals) 194 90,335
Live Nation Entertainment, Inc.
*
(Entertainment) 64 8,357
LKQ Corp. (Distributors) 106 4,509
Lockheed Martin Corp. - Class B (Aerospace & Defense) 85 37,970
Loews Corp. (Insurance) 72 6,618
Lowe's Cos., Inc. (Specialty Retail) 230 53,643
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 46 13,021
LyondellbBasell Industries N.V. - Class A (Chemicals) 106 7,462
Common Stocks (74.2%), continued
Shares Value
M&T Bank Corp. (Banks) 68 $ 12,155
Marathon Petroleum Corp. (Oil, Gas & Consumable
Fuels) 129 18,794
MarketAxess Holdings, Inc. (Capital Markets) 15 3,245
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 93 22,213
Marsh & McLennan Cos., Inc. (Insurance) 200 48,806
Martin Marietta Materials, Inc. (Construction Materials) 25 11,953
Masco Corp. (Building Products) 86 5,980
MasterCard, Inc. - Class A (Financial Services) 332 181,976
Match Group, Inc.
*
(Interactive Media & Services) 102 3,182
McCormick & Co., Inc. (Food Products) 103 8,478
McDonald's Corp. (Hotels, Restaurants & Leisure) 292 91,213
McKesson Corp. (Health Care Providers & Services) 51 34,322
Medtronic PLC (Health Care Equipment & Supplies) 523 46,997
Merck & Co., Inc. (Pharmaceuticals) 1,032 92,632
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 893 514,689
MetLife, Inc. (Insurance) 236 18,948
Mettler-Toledo International, Inc.
*
(Life Sciences Tools
& Services) 9 10,628
MGM Resorts International
*
(Hotels, Restaurants &
Leisure) 91 2,697
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 219 10,602
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 454 39,448
Microsoft Corp. (Software) 3,032 1,138,183
Mid-America Apartment Communities, Inc. (Residential
REITs) 48 8,044
Moderna, Inc.
*
(Biotechnology) 138 3,912
Mohawk Industries, Inc.
*
(Household Durables) 21 2,398
Molina Healthcare, Inc.
*
(Health Care Providers &
Services) 23 7,576
Molson Coors Beverage Co. - Class B (Beverages) 70 4,261
Mondelez International, Inc. - Class A (Food Products) 528 35,824
Monolithic Power Systems, Inc. (Semiconductors &
Semiconductor Equipment) 20 11,600
Monster Beverage Corp.
*
(Beverages) 286 16,737
Moody's Corp. (Capital Markets) 63 29,338
Morgan Stanley (Capital Markets) 505 58,918
Motorola Solutions, Inc. (Communications Equipment) 68 29,771
MSCI, Inc. (Capital Markets) 32 18,096
Nasdaq, Inc. (Capital Markets) 169 12,820
NetApp, Inc. (Technology Hardware, Storage &
Peripherals) 83 7,291
Netflix, Inc.
*
(Entertainment) 174 162,261
Newmont Corp. (Metals & Mining) 464 22,401
News Corp. - Class A (Media) 154 4,192
News Corp. - Class B (Media) 46 1,397
NextEra Energy, Inc. (Electric Utilities) 839 59,476
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods) 482 30,598
NiSource, Inc. (Multi-Utilities) 192 7,697
Nordson Corp. (Machinery) 22 4,438
Norfolk Southern Corp. (Ground Transportation) 92 21,790
Northern Trust Corp. (Capital Markets) 80 7,892
Northrop Grumman Corp. (Aerospace & Defense) 55 28,161
Norwegian Cruise Lines Holdings, Ltd.
*
(Hotels,
Restaurants & Leisure) 179 3,394
NRG Energy, Inc. (Electric Utilities) 83 7,923
Nucor Corp. (Metals & Mining) 96 11,553
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 9,987 1,082,390
NVR, Inc.
*
(Household Durables) 1 7,244

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Common Stocks (74.2%), continued
Shares Value
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 104 $ 19,766
Occidental Petroleum Corp. (Oil, Gas & Consumable
Fuels) 276 13,623
Old Dominion Freight Line, Inc. (Ground Transportation) 77 12,740
Omnicom Group, Inc. (Media) 80 6,633
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 172 6,999
ONEOK, Inc. (Oil, Gas & Consumable Fuels) 253 25,103
Oracle Corp. (Software) 662 92,554
O'Reilly Automotive, Inc.
*
(Specialty Retail) 23 32,949
Otis Worldwide Corp. (Machinery) 162 16,718
PACCAR, Inc. (Machinery) 214 20,837
Packaging Corp. of America (Containers & Packaging) 36 7,129
Palantir Technologies, Inc.
*
- Class A (Software) 836 70,558
Palo Alto Networks, Inc.
*
(Software) 270 46,073
Paramount Global
(b)
- Class B (Media) 243 2,906
Parker-Hannifin Corp. (Machinery) 53 32,216
Paychex, Inc. (Professional Services) 131 20,211
Paycom Software, Inc. (Professional Services) 19 4,151
PayPal Holdings, Inc.
*
(Financial Services) 403 26,296
Pentair PLC (Machinery) 67 5,861
PepsiCo, Inc. (Beverages) 559 83,816
Pfizer, Inc. (Pharmaceuticals) 2,311 58,561
PG&E Corp. (Electric Utilities) 895 15,376
Philip Morris International, Inc. (Tobacco) 634 100,635
Phillips 66 (Oil, Gas & Consumable Fuels) 168 20,745
Pinnacle West Capital Corp. (Electric Utilities) 46 4,382
PNC Financial Services Group, Inc. (Banks) 161 28,299
Pool Corp. (Distributors) 16 5,094
PPG Industries, Inc. (Chemicals) 95 10,388
PPL Corp. (Electric Utilities) 301 10,869
Principal Financial Group, Inc. (Insurance) 86 7,256
Prologis, Inc. (Industrial REITs) 378 42,257
Prudential Financial, Inc. (Insurance) 144 16,082
PTC, Inc.
*
(Software) 49 7,593
Public Service Enterprise Group, Inc. (Multi-Utilities) 203 16,707
Public Storage (Specialized REITs) 64 19,155
PulteGroup, Inc. (Household Durables) 83 8,532
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 451 69,278
Quanta Services, Inc. (Construction & Engineering) 60 15,251
Quest Diagnostics, Inc. (Health Care Providers &
Services) 45 7,614
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods) 16 3,532
Raymond James Financial, Inc. (Capital Markets) 75 10,418
Raytheon Technologies Corp. (Aerospace & Defense) 543 71,925
Realty Income Corp. (Retail REITs) 357 20,710
Regency Centers Corp. (Retail REITs) 67 4,942
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 43 27,272
Regions Financial Corp. (Banks) 371 8,062
Republic Services, Inc. (Commercial Services &
Supplies) 83 20,099
ResMed, Inc. (Health Care Equipment & Supplies) 60 13,431
Revvity, Inc. (Life Sciences Tools & Services) 50 5,290
Rockwell Automation, Inc. (Electrical Equipment) 46 11,885
Rollins, Inc. (Commercial Services & Supplies) 115 6,213
Roper Technologies, Inc. (Software) 44 25,942
Ross Stores, Inc. (Specialty Retail) 135 17,252
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants &
Leisure) 101 20,749
S&P Global, Inc. (Capital Markets) 128 65,037
Salesforce, Inc. (Software) 390 104,660
SBA Communications Corp. - Class A (Specialized
REITs) 44 9,680
Common Stocks (74.2%), continued
Shares Value
Schlumberger N.V. (Energy Equipment & Services) 571 $ 23,868
Seagate Technology Holdings PLC (Technology
Hardware, Storage & Peripherals) 86 7,306
Sempra (Multi-Utilities) 258 18,411
ServiceNow, Inc.
*
(Software) 84 66,876
Simon Property Group, Inc. (Retail REITs) 125 20,760
Skyworks Solutions, Inc. (Semiconductors &
Semiconductor Equipment) 66 4,266
Smurfit WestRock PLC (Containers & Packaging) 202 9,102
Snap-on, Inc. (Machinery) 21 7,077
Solventum Corp.
*
(Health Care Equipment & Supplies) 56 4,258
Southwest Airlines Co. (Passenger Airlines) 242 8,126
Stanley Black & Decker, Inc. (Machinery) 63 4,843
Starbucks Corp. (Hotels, Restaurants & Leisure) 463 45,416
State Street Corp. (Capital Markets) 118 10,565
Steel Dynamics, Inc. (Metals & Mining) 58 7,255
STERIS PLC (Health Care Equipment & Supplies) 40 9,066
Stryker Corp. (Health Care Equipment & Supplies) 140 52,115
Super Micro Computer, Inc.
*
(Technology Hardware,
Storage & Peripherals) 205 7,019
Synchrony Financial (Consumer Finance) 159 8,417
Synopsys, Inc.
*
(Software) 63 27,018
Sysco Corp. (Consumer Staples Distribution & Retail) 200 15,008
T. Rowe Price Group, Inc. (Capital Markets) 91 8,360
Take-Two Interactive Software, Inc.
*
(Entertainment) 67 13,886
Tapestry, Inc. (Textiles, Apparel & Luxury Goods) 84 5,914
Targa Resources Corp. (Oil, Gas & Consumable Fuels) 89 17,842
Target Corp. (Consumer Staples Distribution & Retail) 187 19,515
TE Connectivity, Ltd. (Electronic Equipment,
Instruments & Components) 122 17,241
Teledyne Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 19 9,456
Teradyne, Inc. (Semiconductors & Semiconductor
Equipment) 66 5,452
Tesla, Inc.
*
(Automobiles) 1,141 295,701
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 371 66,669
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels) 8 10,600
Textron, Inc. (Aerospace & Defense) 74 5,347
The AES Corp. (Independent Power/Renewable
Electricity Producers) 290 3,602
The Bank of New York Mellon Corp. (Capital Markets) 293 24,574
The Boeing Co.
*
(Aerospace & Defense) 306 52,187
The Charles Schwab Corp. (Capital Markets) 695 54,405
The Cigna Group (Health Care Providers & Services) 112 36,848
The Clorox Co. (Household Products) 50 7,363
The Coca-Cola Co. (Beverages) 1,579 113,088
The Cooper Cos., Inc.
*
(Health Care Equipment &
Supplies) 81 6,832
The Estee Lauder Cos., Inc. (Personal Care Products) 95 6,270
The Goldman Sachs Group, Inc. (Capital Markets) 127 69,380
The Hartford Financial Services Group, Inc. (Insurance) 117 14,476
The Hershey Co. (Food Products) 60 10,262
The Home Depot, Inc. (Specialty Retail) 405 148,429
The Interpublic Group of Cos., Inc. (Media) 152 4,128
The J.M. Smucker Co. (Food Products) 43 5,092
The Kraft Heinz Co. (Food Products) 356 10,833
The Kroger Co. (Consumer Staples Distribution &
Retail) 271 18,344
The Mosaic Co. (Chemicals) 130 3,511
The Procter & Gamble Co. (Household Products) 956 162,921
The Progressive Corp. (Insurance) 239 67,639
The Sherwin-Williams Co. (Chemicals) 94 32,824
The Southern Co. (Electric Utilities) 447 41,101
The TJX Cos., Inc. (Specialty Retail) 458 55,784

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraBull
Common Stocks (74.2%), continued
Shares Value
The Travelers Cos., Inc. (Insurance) 92 $ 24,330
The Walt Disney Co. (Entertainment) 737 72,742
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels) 497 29,701
Thermo Fisher Scientific, Inc. (Life Sciences Tools &
Services) 156 77,626
TKO Group Holdings, Inc.
*
(Entertainment) 27 4,126
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 196 52,275
Tractor Supply Co. (Specialty Retail) 218 12,012
Trane Technologies PLC (Building Products) 91 30,660
TransDigm Group, Inc. (Aerospace & Defense) 23 31,816
Trimble, Inc.
*
(Electronic Equipment, Instruments &
Components) 100 6,565
Truist Financial Corp. (Banks) 537 22,098
Tyler Technologies, Inc.
*
(Software) 17 9,884
Tyson Foods, Inc. - Class A (Food Products) 117 7,466
U.S. Bancorp (Banks) 636 26,852
Uber Technologies, Inc.
*
(Ground Transportation) 852 62,077
UDR, Inc. (Residential REITs) 123 5,556
Ulta Beauty, Inc.
*
(Specialty Retail) 19 6,964
Union Pacific Corp. (Ground Transportation) 246 58,115
United Airlines Holdings, Inc.
*
(Passenger Airlines) 134 9,253
United Parcel Service, Inc. - Class B (Air Freight &
Logistics) 298 32,778
United Rentals, Inc. (Trading Companies & Distributors) 27 16,921
UnitedHealth Group, Inc. (Health Care Providers &
Services) 375 196,407
Universal Health Services, Inc. - Class B (Health Care
Providers & Services) 24 4,510
Valero Energy Corp. (Oil, Gas & Consumable Fuels) 129 17,037
Ventas, Inc. (Health Care REITs) 178 12,239
Veralto Corp. (Commercial Services & Supplies) 101 9,842
VeriSign, Inc.
*
(IT Services) 33 8,378
Verisk Analytics, Inc. (Professional Services) 58 17,262
Verizon Communications, Inc. (Diversified
Telecommunication Services) 1,717 77,883
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 105 50,906
Viatris, Inc. (Pharmaceuticals) 487 4,242
VICI Properties, Inc. (Specialized REITs) 430 14,027
Visa, Inc. - Class A (Financial Services) 703 246,373
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 139 16,324
Vulcan Materials Co. (Construction Materials) 54 12,598
W.R. Berkley Corp. (Insurance) 122 8,682
W.W. Grainger, Inc. (Trading Companies & Distributors) 18 17,781
Wabtec Corp. (Machinery) 70 12,695
Walgreens Boots Alliance, Inc. (Consumer Staples
Distribution & Retail) 293 3,273
Walmart, Inc. (Consumer Staples Distribution & Retail) 1,769 155,301
Warner Bros. Discovery, Inc.
*
(Entertainment) 910 9,764
Waste Management, Inc. (Commercial Services &
Supplies) 149 34,496
Waters Corp.
*
(Life Sciences Tools & Services) 24 8,846
WEC Energy Group, Inc. (Multi-Utilities) 130 14,167
Wells Fargo & Co. (Banks) 1,341 96,270
Welltower, Inc. (Health Care REITs) 248 37,996
West Pharmaceutical Services, Inc. (Life Sciences Tools
& Services) 30 6,716
Western Digital Corp.
*
(Technology Hardware, Storage
& Peripherals) 142 5,741
Weyerhaeuser Co. (Specialized REITs) 296 8,667
Williams-Sonoma, Inc. (Specialty Retail) 50 7,905
Willis Towers Watson PLC (Insurance) 41 13,856
Workday, Inc.
*
- Class A (Software) 87 20,317
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure) 37 3,090
Common Stocks (74.2%), continued
Shares Value
Xcel Energy, Inc. (Electric Utilities) 234 $ 16,565
Xylem, Inc. (Machinery) 99 11,827
Yum! Brands, Inc. (Hotels, Restaurants & Leisure) 114 17,939
Zebra Technologies Corp.
*
(Electronic Equipment,
Instruments & Components) 21 5,934
Zimmer Biomet Holdings, Inc. (Health Care Equipment
& Supplies) 81 9,168
Zoetis, Inc. (Pharmaceuticals) 183 30,131
TOTAL COMMON STOCKS
  (Cost $9,720,716) 19,388,753
Repurchase Agreements
(c)(d)
(26.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $7,017,822 $7,017,000 $ 7,017,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,017,000) 7,017,000
Collateral for Securities Loaned
(e)
(
NM
)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(f)
2,748 $ 2,748
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $2,748) 2,748
TOTAL INVESTMENT SECURITIES
  (Cost $16,740,464)— 101.0% 26,408,501
Net other assets (liabilities) — (1.0)% (272,629)
NET ASSETS — 100.0% $ 26,135,872
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $2,739.
(c)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $4,595,000.
(e)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraBull
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P 500 Futures Contracts 12 6/23/25 $ 3,391,950 $ 14,747
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Goldman Sachs International 4/28/25 5.08% $ 11,507,098 $ (172,892)
SPDR S&P 500 ETF Goldman Sachs International 4/28/25 4.99% 3,974,942 (67,246)
$15,482,040 $(240,138)
S&P 500 UBS AG 4/28/25 5.13% 10,814,035 (161,764)
SPDR S&P 500 ETF UBS AG 4/28/25 5.13% 3,245,148 (46,491)
$14,059,183 $(208,255)
$29,541,223 $(448,393)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP UltraBull invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 312,048 1.2%
Air Freight & Logistics 66,487 0.2%
Automobile Components 5,593
NM
Automobiles 330,713 1.3%
Banks 673,820 2.6%
Beverages 248,641 1.0%
Biotechnology 370,302 1.4%
Broadline Retail 745,138 2.9%
Building Products 99,915 0.4%
Capital Markets 622,786 2.4%
Chemicals 259,027 1.0%
Commercial Services & Supplies 119,684 0.5%
Communications Equipment 173,883 0.7%
Construction & Engineering 15,251 0.1%
Construction Materials 24,551 0.1%
Consumer Finance 114,426 0.4%
Consumer Staples Distribution & Retail 396,696 1.5%
Containers & Packaging 45,640 0.2%
Distributors 16,394 0.1%
Diversified Telecommunication Services 160,659 0.6%
Electric Utilities 317,921 1.2%
Electrical Equipment 141,865 0.5%
Electronic Equipment, Instruments & Components 111,384 0.4%
Energy Equipment & Services 50,605 0.2%
Entertainment 285,153 1.1%
Financial Services 960,669 3.7%
Food Products 129,138 0.5%
Gas Utilities 10,048
NM
Ground Transportation 182,588 0.7%
Health Care Equipment & Supplies 477,115 1.8%
Health Care Providers & Services 461,140 1.8%
Health Care REITs 55,998 0.2%
Hotel & Resort REITs 4,050
NM
Hotels, Restaurants & Leisure 403,765 1.5%
Household Durables 57,505 0.2%
Household Products 231,507 0.9%
Value
% of Net
Assets
Independent Power/Renewable Electricity Producers $ 19,926 0.1%
Industrial Conglomerates 176,235 0.7%
Industrial REITs 42,257 0.2%
Insurance 465,334 1.8%
Interactive Media & Services 1,186,972 4.5%
IT Services 229,400 0.9%
Leisure Products 3,259
NM
Life Sciences Tools & Services 195,082 0.8%
Machinery 312,497 1.2%
Media 98,265 0.4%
Metals & Mining 63,395 0.2%
Multi-Utilities 133,405 0.5%
Office REITs 9,792 0.1%
Oil, Gas & Consumable Fuels 659,720 2.5%
Passenger Airlines 28,802 0.1%
Personal Care Products 25,022 0.1%
Pharmaceuticals 664,038 2.5%
Professional Services 133,389 0.5%
Real Estate Management & Development 29,452 0.1%
Residential REITs 57,435 0.2%
Retail REITs 55,327 0.2%
Semiconductors & Semiconductor Equipment 1,917,029 7.4%
Software 1,905,099 7.2%
Specialized REITs 185,732 0.7%
Specialty Retail 372,351 1.4%
Technology Hardware, Storage & Peripherals 1,418,549 5.4%
Textiles, Apparel & Luxury Goods 59,997 0.2%
Tobacco 142,109 0.5%
Trading Companies & Distributors 52,849 0.2%
Water Utilities 11,654 0.1%
Wireless Telecommunication Services 52,275 0.2%
Other
**
6,747,119 25.8%
Total $26,135,872 100.0%
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraBull
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Common Stocks (80.5%)
Shares Value
AAON, Inc. (Building Products) 166 $ 12,970
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 124 9,470
Acadia Healthcare Company, Inc.
*
(Health Care
Providers & Services) 229 6,943
Acuity Brands, Inc. (Electrical Equipment) 76 20,015
Advanced Drainage Systems, Inc. (Building Products) 174 18,905
AECOM (Construction & Engineering) 327 30,323
Affiliated Managers Group, Inc. (Capital Markets) 72 12,098
AGCO Corp. (Machinery) 153 14,163
Agree Realty Corp. (Retail REITs) 264 20,379
Alaska Air Group, Inc.
*
(Passenger Airlines) 303 14,914
Albertsons Cos., Inc. - Class A (Consumer Staples
Distribution & Retail) 999 21,968
Alcoa Corp. (Metals & Mining) 636 19,398
Allegro MicroSystems, Inc.
*
(Semiconductors &
Semiconductor Equipment) 322 8,092
ALLETE, Inc. (Electric Utilities) 143 9,395
Ally Financial, Inc. (Consumer Finance) 677 24,690
Amedisys, Inc.
*
(Health Care Providers & Services) 81 7,503
American Airlines Group, Inc.
*
(Passenger Airlines) 1,619 17,080
American Financial Group, Inc. (Insurance) 178 23,379
American Homes 4 Rent - Class A (Residential REITs) 781 29,530
Amkor Technology, Inc. (Semiconductors &
Semiconductor Equipment) 279 5,039
Annaly Capital Management, Inc. (Mortgage REITs) 1,424 28,921
Antero Midstream Corp. (Oil, Gas & Consumable Fuels) 825 14,850
Antero Resources Corp.
*
(Oil, Gas & Consumable Fuels) 720 29,116
Appfolio, Inc.
*
- Class A (Software) 57 12,534
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 95 21,407
AptarGroup, Inc. (Containers & Packaging) 164 24,334
Aramark (Hotels, Restaurants & Leisure) 653 22,542
Arrow Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 128 13,290
ASGN, Inc.
*
(IT Services) 109 6,869
Ashland, Inc. (Chemicals) 116 6,878
Associated Banc-Corp. (Banks) 404 9,102
ATI, Inc.
*
(Metals & Mining) 351 18,263
Autoliv, Inc. (Automobile Components) 176 15,568
AutoNation, Inc.
*
(Specialty Retail) 63 10,201
Avantor, Inc.
*
(Life Sciences Tools & Services) 1,677 27,184
Avient Corp. (Chemicals) 225 8,361
Avis Budget Group, Inc.
*
(Ground Transportation) 42 3,188
Avnet, Inc. (Electronic Equipment, Instruments &
Components) 213 10,243
Axalta Coating Systems, Ltd.
*
(Chemicals) 537 17,812
Bank OZK (Banks) 260 11,297
Bath & Body Works, Inc. (Retail - Discretionary) 533 16,161
Belden, Inc. (Electronic Equipment, Instruments &
Components) 99 9,925
BellRing Brands, Inc.
*
(Personal Care Products) 316 23,529
Berry Global Group, Inc. (Containers & Packaging) 285 19,896
BILL Holdings, Inc.
*
(Software) 231 10,601
BioMarin Pharmaceutical, Inc.
*
(Biotechnology) 469 33,153
Bio-Rad Laboratories, Inc.
*
- Class A (Life Sciences
Tools & Services) 47 11,447
BJ's Wholesale Club Holdings, Inc.
*
(Consumer Staples
Distribution & Retail) 325 37,083
Black Hills Corp. (Multi-Utilities) 176 10,675
Blackbaud, Inc.
*
(Software) 94 5,833
Boyd Gaming Corp. (Hotels, Restaurants & Leisure) 163 10,730
Brighthouse Financial, Inc.
*
(Insurance) 144 8,351
Brixmor Property Group, Inc. (Retail REITs) 753 19,992
Bruker Corp. (Life Sciences Tools & Services) 273 11,395
Brunswick Corp. (Leisure Products) 163 8,778
Common Stocks (80.5%), continued
Shares Value
Burlington Stores, Inc.
*
(Specialty Retail) 155 $ 36,941
BWX Technologies, Inc. (Aerospace & Defense) 225 22,196
Cabot Corp. (Chemicals) 134 11,141
CACI International, Inc.
*
- Class A (Professional
Services) 55 20,182
Cadence Bank (Banks) 452 13,723
Capri Holdings, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 290 5,722
Carlisle Cos., Inc. (Building Products) 109 37,115
Carpenter Technology Corp. (Metals & Mining) 123 22,285
Casey's General Stores, Inc. (Consumer Staples
Distribution & Retail) 91 39,498
Cava Group, Inc.
*
(Leisure Facilities & Services) 208 17,973
Celsius Holdings, Inc.
*
(Beverages) 388 13,821
ChampionX Corp. (Energy Equipment & Services) 470 14,006
Chart Industries, Inc.
*
(Machinery) 104 15,013
Chemed Corp. (Health Care Providers & Services) 37 22,767
Chewy, Inc.
*
(Specialty Retail) 408 13,264
Choice Hotels International, Inc. (Hotels, Restaurants &
Leisure) 55 7,303
Chord Energy Corp. (Oil, Gas & Consumable Fuels) 151 17,021
Churchill Downs, Inc. (Hotels, Restaurants & Leisure) 181 20,104
Ciena Corp.
*
(Communications Equipment) 350 21,150
Cirrus Logic, Inc.
*
(Semiconductors & Semiconductor
Equipment) 131 13,055
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels) 219 7,641
Clean Harbors, Inc.
*
(Commercial Services & Supplies) 125 24,638
Cleveland-Cliffs, Inc.
*
(Metals & Mining) 1,192 9,798
CNH Industrial N.V. (Machinery) 2,153 26,439
CNO Financial Group, Inc. (Insurance) 250 10,413
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 367 11,553
Coca-Cola Consolidated, Inc. (Beverages) 15 20,249
Cognex Corp. (Electronic Equipment, Instruments &
Components) 418 12,469
Coherent Corp.
*
(Electronic Equipment, Instruments &
Components) 382 24,807
Columbia Banking System, Inc. (Banks) 516 12,869
Columbia Sportswear Co. (Textiles, Apparel & Luxury
Goods) 79 5,980
Comerica, Inc. (Banks) 324 19,135
Comfort Systems USA, Inc. (Construction &
Engineering) 87 28,043
Commerce Bancshares, Inc. (Banks) 301 18,731
Commercial Metals Co. (Metals & Mining) 280 12,883
CommVault Systems, Inc.
*
(Software) 108 17,038
Concentrix Corp. (Professional Services) 114 6,343
COPT Defense Properties (Office REITs) 277 7,554
Core & Main, Inc.
*
- Class A (Trading Companies &
Distributors) 468 22,609
Coty, Inc.
*
- Class A (Personal Care Products) 902 4,934
Cousins Properties, Inc. (Office REITs) 413 12,184
Crane Co. (Machinery) 120 18,382
Crane NXT Co. (Electronic Equipment, Instruments &
Components) 121 6,219
Crocs, Inc.
*
(Textiles, Apparel & Luxury Goods) 138 14,656
Crown Holdings, Inc. (Containers & Packaging) 288 25,708
CubeSmart (Specialized REITs) 557 23,790
Cullen/Frost Bankers, Inc. (Banks) 158 19,782
Curtiss-Wright Corp. (Aerospace & Defense) 93 29,506
Cytokinetics, Inc.
*
(Biotechnology) 291 11,695
Darling Ingredients, Inc.
*
(Food Products) 392 12,246
DENTSPLY SIRONA, Inc. (Health Care Equipment &
Supplies) 490 7,321
Dick's Sporting Goods, Inc. (Specialty Retail) 143 28,823
DocuSign, Inc.
*
(Software) 498 40,537

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraMid-Cap
Common Stocks (80.5%), continued
Shares Value
Dolby Laboratories, Inc.
*
- Class A (Software) 151 $ 12,127
Donaldson Co., Inc. (Machinery) 294 19,716
Doximity, Inc.
*
- Class A (Health Care Technology) 329 19,092
Dropbox, Inc.
*
- Class A (Software) 533 14,236
DT Midstream, Inc. (Oil, Gas & Consumable Fuels) 250 24,120
Duolingo, Inc.
*
(Diversified Consumer Services) 93 28,881
Dynatrace, Inc.
*
(Software) 737 34,750
Eagle Materials, Inc. (Construction Materials) 82 18,198
East West Bancorp, Inc. (Banks) 341 30,608
EastGroup Properties, Inc. (Industrial REITs) 128 22,547
EchoStar Corp.
*
- Class A (Media) 298 7,623
elf Beauty, Inc.
*
(Personal Care Products) 139 8,728
EMCOR Group, Inc. (Construction & Engineering) 113 41,768
Encompass Health Corp. (Health Care Providers &
Services) 248 25,117
EnerSys (Electrical Equipment) 97 8,883
Entegris, Inc. (Semiconductors & Semiconductor
Equipment) 372 32,543
Envista Holdings Corp.
*
(Health Care Equipment &
Supplies) 424 7,318
EPR Properties (Specialized REITs) 187 9,838
Equitable Holdings, Inc. (Financial Services) 763 39,745
Equity LifeStyle Properties, Inc. (Residential REITs) 471 31,415
Esab Corp. (Machinery) 140 16,310
Essent Group, Ltd. (Financial Services) 259 14,949
Essential Utilities, Inc. (Water Utilities) 622 24,588
Euronet Worldwide, Inc.
*
(Financial Services) 102 10,899
Evercore Partners, Inc. (Capital Markets) 87 17,376
Exelixis, Inc.
*
(Biotechnology) 689 25,438
ExlService Holdings, Inc.
*
(Professional Services) 396 18,695
Exponent, Inc. (Professional Services) 125 10,133
F.N.B. Corp. (Banks) 886 11,917
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 89 17,578
Federated Hermes, Inc. - Class B (Capital Markets) 192 7,828
Fidelity National Financial, Inc. (Insurance) 640 41,650
First American Financial Corp. (Insurance) 254 16,670
First Financial Bankshares, Inc. (Banks) 317 11,387
First Horizon Corp. (Banks) 1,291 25,071
First Industrial Realty Trust, Inc. (Industrial REITs) 326 17,591
FirstCash Holdings, Inc. (Consumer Finance) 96 11,551
Five Below, Inc.
*
(Specialty Retail) 135 10,115
Flex, Ltd.
*
(Electronic Equipment, Instruments &
Components) 944 31,228
Floor & Decor Holdings, Inc.
*
- Class A (Specialty
Retail) 264 21,244
Flowers Foods, Inc. (Food Products) 482 9,163
Flowserve Corp. (Machinery) 324 15,824
Fluor Corp.
*
(Construction & Engineering) 422 15,116
Fortune Brands Innovations, Inc. (Building Products) 306 18,629
Frontier Communications Parent, Inc.
*
(Diversified
Telecommunication Services) 546 19,579
FTI Consulting, Inc.
*
(Professional Services) 87 14,275
GameStop Corp.
*
- Class A (Specialty Retail) 1,001 22,342
Gaming and Leisure Properties, Inc. (Specialized REITs) 676 34,409
GATX Corp.
*
(Trading Companies & Distributors) 88 13,664
Genpact, Ltd. (Professional Services) 396 19,950
Gentex Corp. (Automobile Components) 560 13,048
Glacier Bancorp, Inc. (Banks) 279 12,337
Globus Medical, Inc.
*
- Class A (Health Care Equipment
& Supplies) 280 20,496
Graco, Inc. (Machinery) 416 34,740
Graham Holdings Co. (Diversified Consumer Services) 8 7,687
Grand Canyon Education, Inc.
*
(Diversified Consumer
Services) 71 12,284
Common Stocks (80.5%), continued
Shares Value
Graphic Packaging Holding Co. (Containers &
Packaging) 739 $ 19,184
Greif, Inc. - Class A (Containers & Packaging) 64 3,519
Guidewire Software, Inc.
*
(Software) 206 38,596
GXO Logistics, Inc.
*
(Air Freight & Logistics) 294 11,490
H&R Block, Inc. (Diversified Consumer Services) 330 18,120
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 124 7,880
Halozyme Therapeutics, Inc.
*
(Biotechnology) 313 19,973
Hamilton Lane, Inc. - Class A (Capital Markets) 107 15,908
Hancock Whitney Corp. (Banks) 212 11,119
Harley-Davidson, Inc. (Automobiles) 282 7,121
Healthcare Realty Trust, Inc. (Health Care REITs) 873 14,754
HealthEquity, Inc.
*
(Health Care Providers & Services) 213 18,823
Hexcel Corp. (Aerospace & Defense) 200 10,952
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels) 394 12,955
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 153 5,724
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 471 13,918
Home BancShares, Inc. (Banks) 455 12,863
Houlihan Lokey, Inc. (Capital Markets) 133 21,480
Hyatt Hotels Corp. - Class A (Hotels, Restaurants &
Leisure) 105 12,863
IDACORP, Inc. (Electric Utilities) 131 15,225
Illumina, Inc.
*
(Life Sciences Tools & Services) 390 30,942
Independence Realty Trust, Inc. (Residential REITs) 568 12,059
Ingredion, Inc. (Food Products) 159 21,498
Insperity, Inc. (Professional Services) 87 7,763
Interactive Brokers Group, Inc. - Class A (Capital
Markets) 268 44,377
International Bancshares Corp. (Banks) 132 8,324
IPG Photonics Corp.
*
(Electronic Equipment,
Instruments & Components) 65 4,104
Iridium Communications, Inc.
*
(Diversified
Telecommunication Services) 268 7,322
ITT, Inc. (Machinery) 200 25,832
Janus Henderson Group PLC (Capital Markets) 313 11,315
Jazz Pharmaceuticals PLC
*
(Pharmaceuticals) 149 18,499
Jefferies Financial Group, Inc. (Capital Markets) 401 21,482
Jones Lang LaSalle, Inc.
*
(Real Estate Management &
Development) 117 29,005
KB Home (Household Durables) 171 9,939
KBR, Inc. (Professional Services) 328 16,338
Kemper Corp. (Insurance) 148 9,894
Kilroy Realty Corp. (Office REITs) 262 8,583
Kinsale Capital Group, Inc. (Insurance) 54 26,282
Kirby Corp.
*
(Marine Transportation) 141 14,242
Kite Realty Group Trust (Retail REITs) 541 12,102
Knife River Corp.
*
(Construction Materials) 139 12,539
Knight-Swift Transportation Holdings, Inc. (Ground
Transportation) 399 17,353
Kyndryl Holdings, Inc.
*
(IT Services) 573 17,992
Lamar Advertising Co. - Class A (Specialized REITs) 217 24,691
Lancaster Colony Corp. (Food Products) 48 8,400
Landstar System, Inc. (Ground Transportation) 87 13,067
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 171 16,690
Lattice Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 340 17,833
Lear Corp. (Automobile Components) 132 11,645
Light & Wonder, Inc.
*
(Hotels, Restaurants & Leisure) 217 18,794
Lincoln Electric Holdings, Inc. (Machinery) 139 26,293
Lithia Motors, Inc. - Class A (Specialty Retail) 66 19,374

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Common Stocks (80.5%), continued
Shares Value
Littelfuse, Inc. (Electronic Equipment, Instruments &
Components) 61 $ 12,001
LivaNova PLC
*
(Health Care Equipment & Supplies) 134 5,264
Louisiana-Pacific Corp. (Paper & Forest Products) 154 14,165
Lumentum Holdings, Inc.
*
(Communications Equipment) 170 10,598
MACOM Technology Solutions Holdings, Inc.
*
(Semiconductors & Semiconductor Equipment) 146 14,655
Macy's, Inc. (Broadline Retail) 684 8,591
Manhattan Associates, Inc.
*
(Software) 151 26,129
ManpowerGroup, Inc. (Professional Services) 116 6,714
Maplebear, Inc.
*
(Consumer Staples Distribution &
Retail) 399 15,916
Marriott Vacations Worldwide Corp. (Hotels, Restaurants
& Leisure) 79 5,075
Masimo Corp.
*
(Health Care Equipment & Supplies) 109 18,159
MasTec, Inc.
*
(Construction & Engineering) 152 17,740
Matador Resources Co. (Oil, Gas & Consumable Fuels) 286 14,612
Mattel, Inc.
*
(Leisure Products) 830 16,127
Maximus, Inc. (Professional Services) 139 9,478
Medpace Holdings, Inc.
*
(Life Sciences Tools &
Services) 62 18,891
MGIC Investment Corp. (Financial Services) 612 15,165
MKS Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 166 13,305
Morningstar, Inc. (Capital Markets) 67 20,091
MSA Safety, Inc. (Commercial Services & Supplies) 97 14,229
MSC Industrial Direct Co., Inc. (Trading Companies &
Distributors) 110 8,544
Mueller Industries, Inc. (Machinery) 280 21,319
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 338 9,599
Murphy USA, Inc. (Specialty Retail) 45 21,141
National Fuel Gas Co. (Gas Utilities) 223 17,659
National Retail Properties, Inc. (Retail REITs) 462 19,704
National Storage Affiliates Trust (Specialized REITs) 173 6,816
Neurocrine Biosciences, Inc.
*
(Biotechnology) 246 27,208
New Jersey Resources Corp. (Gas Utilities) 247 12,118
New York Community Bancorp, Inc. (Banks) 746 8,669
NewMarket Corp. (Chemicals) 19 10,763
Nexstar Media Group, Inc. (Media) 72 12,904
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 354 14,918
Nordstrom, Inc. (Broadline Retail) 240 5,868
NorthWestern Energy Group, Inc. (Multi-Utilities) 151 8,738
NOV, Inc. (Energy Equipment & Services) 938 14,277
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 88 11,253
nVent Electric PLC (Electrical Equipment) 406 21,282
OGE Energy Corp. (Electric Utilities) 495 22,750
Old National Bancorp (Banks) 786 16,655
Old Republic International Corp. (Insurance) 575 22,552
Olin Corp. (Chemicals) 285 6,908
Ollie's Bargain Outlet Holdings, Inc.
*
(Broadline Retail) 151 17,570
Omega Healthcare Investors, Inc. (Health Care REITs) 694 26,427
ONE Gas, Inc. (Gas Utilities) 140 10,583
Onto Innovation, Inc.
*
(Semiconductors &
Semiconductor Equipment) 122 14,803
Option Care Health, Inc.
*
(Health Care Providers &
Services) 419 14,644
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 142 10,049
Oshkosh Corp. (Machinery) 160 15,053
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 641 27,435
Owens Corning (Building Products) 211 30,135
Park Hotels & Resorts, Inc. (Hotel & Resort REITs) 508 5,425
Parsons Corp.
*
(Professional Services) 115 6,809
Paylocity Holding Corp.
*
(Professional Services) 107 20,045
Common Stocks (80.5%), continued
Shares Value
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 241 $ 4,601
Penske Automotive Group, Inc.
*
(Specialty Retail) 46 6,623
Penumbra, Inc.
*
(Health Care Equipment & Supplies) 95 25,404
Performance Food Group Co.
*
(Consumer Staples
Distribution & Retail) 385 30,273
Permian Resources Corp. (Oil, Gas & Consumable
Fuels) 1,575 21,814
Perrigo Co. PLC (Pharmaceuticals) 336 9,421
Pilgrim's Pride Corp.
*
(Food Products) 99 5,396
Pinnacle Financial Partners, Inc. (Banks) 188 19,936
Planet Fitness, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 207 19,998
Polaris Industries, Inc. (Leisure Products) 129 5,281
Portland General Electric Co. (Electric Utilities) 269 11,997
Post Holdings, Inc.
*
(Food Products) 113 13,149
PotlatchDeltic Corp. (Specialized REITs) 177 7,986
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 140 7,070
Primerica, Inc. (Insurance) 82 23,331
Prosperity Bancshares, Inc. (Banks) 235 16,772
Pure Storage, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 763 33,778
PVH Corp. (Textiles, Apparel & Luxury Goods) 137 8,856
Qualys, Inc.
*
(Software) 90 11,334
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 262 13,565
Range Resources Corp. (Oil, Gas & Consumable Fuels) 594 23,718
Rayonier, Inc. (Specialized REITs) 346 9,646
Rb Global, Inc. (Commercial Services & Supplies) 454 45,536
RBC Bearings, Inc.
*
(Machinery) 77 24,776
Regal Rexnord Corp. (Electrical Equipment) 163 18,558
Reinsurance Group of America, Inc. (Insurance) 162 31,898
Reliance Steel & Aluminum Co. (Metals & Mining) 133 38,404
RenaissanceRe Holdings, Ltd. (Insurance) 121 29,040
Repligen Corp.
*
(Life Sciences Tools & Services) 128 16,287
Rexford Industrial Realty, Inc. (Industrial REITs) 560 21,924
RH
*
(Specialty Retail) 37 8,673
RLI Corp. (Insurance) 205 16,468
Roivant Sciences, Ltd.
*
(Biotechnology) 1,037 10,463
Royal Gold, Inc. (Metals & Mining) 162 26,489
RPM International, Inc. (Chemicals) 317 36,671
Ryan Specialty Holdings, Inc. (Insurance) 262 19,354
Ryder System, Inc. (Ground Transportation) 104 14,956
Sabra Health Care REIT, Inc. (Health Care REITs) 583 10,185
Saia, Inc.
*
(Ground Transportation) 65 22,713
Sarepta Therapeutics, Inc.
*
(Biotechnology) 235 14,998
Science Applications International Corp. (Professional
Services) 120 13,472
SEI Investments Co. (Capital Markets) 237 18,398
Selective Insurance Group, Inc. (Insurance) 150 13,731
Sensata Technologies Holding PLC (Electrical
Equipment) 368 8,931
Service Corp. International (Diversified Consumer
Services) 355 28,471
Shift4 Payments, Inc.
*
- Class A (Financial Services) 169 13,809
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 80 9,006
Siligan Holdings, Inc. (Containers & Packaging) 200 10,224
Simpson Manufacturing Co., Inc. (Building Products) 104 16,336
Skechers U.S.A., Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 324 18,396
SLM Corp. (Consumer Finance) 518 15,214
Sonoco Products Co. (Containers & Packaging) 242 11,432
Sotera Health Co.
*
(Life Sciences Tools & Services) 377 4,396

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraMid-Cap
Common Stocks (80.5%), continued
Shares Value
SouthState Corp. (Banks) 242 $ 22,462
Southwest Gas Holdings, Inc. (Gas Utilities) 148 10,626
Spire, Inc. (Gas Utilities) 144 11,268
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 246 37,549
STAG Industrial, Inc. (Industrial REITs) 459 16,579
Starwood Property Trust, Inc. (Mortgage REITs) 789 15,599
Stifel Financial Corp. (Capital Markets) 252 23,753
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 97 6,181
Synovus Financial Corp. (Banks) 348 16,266
Taylor Morrison Home Corp.
*
(Household Durables) 255 15,310
TD SYNNEX Corp. (Electronic Equipment, Instruments
& Components) 186 19,337
Tempur Sealy International, Inc. (Household Durables) 471 28,203
Tenet Healthcare Corp.
*
(Health Care Providers &
Services) 234 31,474
Terex Corp. (Machinery) 164 6,196
Tetra Tech, Inc. (Commercial Services & Supplies) 660 19,305
Texas Capital Bancshares, Inc.
*
(Banks) 113 8,441
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure) 164 27,326
The Boston Beer Co., Inc.
*
- Class A (Beverages) 21 5,016
The Brink's Co. (Commercial Services & Supplies) 107 9,219
The Carlyle Group, Inc. (Capital Markets) 520 22,667
The Ensign Group, Inc. (Health Care Providers &
Services) 140 18,116
The Gap, Inc. (Specialty Retail) 548 11,294
The Goodyear Tire & Rubber Co.
*
(Automobile
Components) 701 6,477
The Hanover Insurance Group, Inc. (Insurance) 89 15,482
The Middleby Corp.
*
(Machinery) 132 20,061
The New York Times Co. - Class A (Media) 402 19,939
The Scotts Miracle-Gro Co.
*
(Chemicals) 106 5,818
The Timken Co. (Machinery) 157 11,284
The Toro Co. (Machinery) 248 18,042
The Wendy's Co. (Hotels, Restaurants & Leisure) 422 6,174
The Western Union Co. (Financial Services) 832 8,803
Thor Industries, Inc. (Automobiles) 131 9,931
Toll Brothers, Inc. (Household Durables) 246 25,975
TopBuild Corp.
*
(Household Durables) 72 21,956
Travel + Leisure Co.
*
(Hotels, Restaurants & Leisure) 168 7,777
Trex Co., Inc.
*
(Building Products) 264 15,338
TXNM Energy, Inc. (Electric Utilities) 222 11,873
UFP Industries, Inc. (Building Products) 150 16,056
UGI Corp. (Gas Utilities) 529 17,494
UMB Financial Corp. (Banks) 168 16,985
Under Armour, Inc.
*
- Class A (Textiles, Apparel &
Luxury Goods) 465 2,906
Under Armour, Inc.
*
- Class C (Textiles, Apparel &
Luxury Goods) 315 1,874
United Bankshares, Inc. (Banks) 352 12,204
United States Steel Corp. (Metals & Mining) 555 23,454
United Therapeutics Corp.
*
(Biotechnology) 110 33,909
Universal Display Corp. (Semiconductors &
Semiconductor Equipment) 109 15,203
Unum Group (Insurance) 405 32,990
US Foods Holding Corp.
*
(Consumer Staples
Distribution & Retail) 567 37,116
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) 92 14,722
Valaris, Ltd.
*
(Energy Equipment & Services) 161 6,321
Valley National Bancorp (Banks) 1,170 10,401
Valmont Industries, Inc. (Construction & Engineering) 49 13,983
Valvoline, Inc.
*
(Specialty Retail) 313 10,896
VF Corp. (Textiles, Apparel & Luxury Goods) 816 12,664
Viper Energy, Inc. (Oil & Gas Producers) 323 14,583
Common Stocks (80.5%), continued
Shares Value
Visteon Corp.
*
(Automobile Components) 68 $ 5,278
Vontier Corp. (Electronic Equipment, Instruments &
Components) 366 12,023
Vornado Realty Trust (Office REITs) 409 15,128
Voya Financial, Inc. (Financial Services) 237 16,059
Warner Music Group Corp.
*
- Class A (Entertainment) 357 11,192
Watsco, Inc. (Trading Companies & Distributors) 86 43,713
Watts Water Technologies, Inc. - Class A (Machinery) 67 13,663
Weatherford International PLC (Energy Equipment &
Services) 179 9,585
Webster Financial Corp. (Banks) 422 21,754
WESCO International, Inc. (Trading Companies &
Distributors) 109 16,928
Western Alliance Bancorp (Banks) 269 20,667
Westlake Corp. (Chemicals) 82 8,202
WEX, Inc.
*
(Financial Services) 86 13,504
Whirlpool Corp. (Household Durables) 136 12,258
Wingstop, Inc. (Hotels, Restaurants & Leisure) 72 16,242
Wintrust Financial Corp. (Banks) 164 18,443
Woodward, Inc. (Aerospace & Defense) 146 26,644
WP Carey, Inc. (Equity REIT - Diversified) 539 34,016
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants &
Leisure) 191 17,287
XPO, Inc.
*
(Ground Transportation) 289 31,091
YETI Holdings, Inc.
*
(Leisure Products) 209 6,918
Zions Bancorp N.A. (Banks) 364 18,149
ZoomInfo Technologies, Inc.
*
(Interactive Media &
Services) 668 6,680
TOTAL COMMON STOCKS
  (Cost $4,220,765) 6,728,060
Repurchase Agreements
(a)(b)
(20.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $1,724,202 $ 1,724,000 1,724,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,724,000) 1,724,000
TOTAL INVESTMENT SECURITIES
  (Cost $5,944,765)— 101.1% 8,452,060
Net other assets (liabilities) — (1.1)% (92,119)
NET ASSETS — 100.0% $ 8,359,941
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $1,696,000.
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraMid-Cap
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini S&P MidCap 400 Futures Contracts 4 6/23/25 $ 1,175,440 $ 1,970
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P MidCap 400 Goldman Sachs International 4/28/25 4.98% $ 3,281,349 $ (67,559)
SPDR S&P MidCap 400 ETF Goldman Sachs International 4/28/25 4.75% 661,843 (25,116)
$3,943,192 $(92,675)
S&P MidCap 400 UBS AG 4/28/25 5.13% 3,805,203 (65,289)
SPDR S&P MidCap 400 ETF UBS AG 4/28/25 5.13% 1,096,386 (18,268)
$4,901,589 $(83,557)
$8,844,781 $(176,232)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraMid-Cap
ProFund VP UltraMid-Cap invested in the following industries as of March 31,
2025:
Value
% of Net
Assets
Aerospace & Defense $ 89,298 1.1%
Air Freight & Logistics 11,490 0.1%
Automobile Components 52,016 0.6%
Automobiles 17,052 0.2%
Banks 456,070 5.5%
Beverages 39,086 0.5%
Biotechnology 176,838 2.1%
Broadline Retail 32,029 0.4%
Building Products 165,484 2.0%
Capital Markets 236,773 2.8%
Chemicals 112,554 1.3%
Commercial Services & Supplies 112,927 1.3%
Communications Equipment 31,748 0.4%
Construction & Engineering 146,973 1.8%
Construction Materials 30,738 0.4%
Consumer Finance 51,454 0.6%
Consumer Staples Distribution & Retail 219,402 2.6%
Containers & Packaging 114,297 1.4%
Diversified Consumer Services 95,443 1.1%
Diversified Telecommunication Services 26,901 0.3%
Electric Utilities 71,240 0.9%
Electrical Equipment 92,587 1.1%
Electronic Equipment, Instruments & Components 184,477 2.2%
Energy Equipment & Services 44,189 0.5%
Entertainment 11,192 0.1%
Equity REIT - Diversified 34,016 0.4%
Financial Services 132,933 1.6%
Food Products 69,853 0.8%
Gas Utilities 79,748 1.0%
Ground Transportation 102,367 1.2%
Health Care Equipment & Supplies 108,532 1.3%
Health Care Providers & Services 159,304 1.9%
Health Care REITs 51,366 0.6%
Health Care Technology 19,092 0.2%
Hotel & Resort REITs 5,426 0.1%
Hotels, Restaurants & Leisure 212,661 2.5%
Household Durables 113,641 1.4%
Independent Power/Renewable Electricity Producers 10,049 0.1%
Industrial REITs 78,641 0.9%
Insurance 341,485 4.1%
Interactive Media & Services 6,680 0.1%
IT Services 24,861 0.3%
Leisure Facilities & Services 17,973 0.2%
Leisure Products 37,104 0.4%
Life Sciences Tools & Services 120,542 1.5%
Machinery 343,106 4.1%
Marine Transportation 14,242 0.2%
Media 40,466 0.5%
Value
% of Net
Assets
Metals & Mining $ 170,973 2.0%
Mortgage REITs 44,520 0.5%
Multi-Utilities 19,413 0.2%
Office REITs 43,449 0.5%
Oil & Gas Producers 14,583 0.2%
Oil, Gas & Consumable Fuels 219,035 2.6%
Paper & Forest Products 14,165 0.2%
Passenger Airlines 31,994 0.4%
Personal Care Products 37,191 0.5%
Pharmaceuticals 27,920 0.3%
Professional Services 170,197 2.0%
Real Estate Management & Development 29,006 0.4%
Residential REITs 73,004 0.9%
Retail - Discretionary 16,160 0.2%
Retail REITs 72,177 0.9%
Semiconductors & Semiconductor Equipment 170,350 2.0%
Software 223,715 2.7%
Specialized REITs 117,175 1.4%
Specialty Retail 230,402 2.8%
Technology Hardware, Storage & Peripherals 33,778 0.4%
Textiles, Apparel & Luxury Goods 71,054 0.9%
Trading Companies & Distributors 126,865 1.5%
Water Utilities 24,588 0.3%
Other
**
1,631,881 19.5%
Total $ 8,359,941 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraNasdaq-100
Common Stocks (76.4%)
Shares Value
Adobe, Inc.
*
(Software) 4,451 $ 1,707,092
Advanced Micro Devices, Inc.
*
(Semiconductors &
Semiconductor Equipment) 16,584 1,703,840
Airbnb, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 4,430 529,208
Alphabet, Inc. - Class A (Interactive Media & Services) 24,264 3,752,185
Alphabet, Inc. - Class C (Interactive Media & Services) 22,866 3,572,355
Amazon.com, Inc.
*
(Broadline Retail) 44,084 8,387,421
American Electric Power Co., Inc. (Electric Utilities) 5,457 596,286
Amgen, Inc. (Biotechnology) 5,498 1,712,903
Analog Devices, Inc. (Semiconductors & Semiconductor
Equipment) 5,076 1,023,677
ANSYS, Inc.
*
(Software) 897 283,954
Apple, Inc. (Technology Hardware, Storage &
Peripherals) 62,488 13,880,459
Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) 8,315 1,206,673
AppLovin Corp
*
- Class A (Software) 3,165 838,630
ARM Holdings PLC
*ADR
(Semiconductors &
Semiconductor Equipment) 1,340 143,099
ASML Holding N.V.
NYS
(Semiconductors &
Semiconductor Equipment) 924 612,270
AstraZeneca PLC
ADR
(Pharmaceuticals) 5,959 437,987
Atlassian Corp.
*
- Class A (Software) 1,678 356,088
Autodesk, Inc.
*
(Software) 2,200 575,960
Automatic Data Processing, Inc. (Professional Services) 4,164 1,272,228
Axon Enterprise, Inc.
*
(Aerospace & Defense) 784 412,345
Baker Hughes Co. (Energy Equipment & Services) 10,133 445,345
Biogen, Inc.
*
(Biotechnology) 1,498 204,986
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) 336 1,547,923
Broadcom, Inc. (Semiconductors & Semiconductor
Equipment) 32,248 5,399,282
Cadence Design Systems, Inc.
*
(Software) 2,805 713,396
CDW Corp. (Electronic Equipment, Instruments &
Components) 1,356 217,313
Charter Communications, Inc.
*
- Class A (Media) 1,453 535,474
Cintas Corp. (Commercial Services & Supplies) 4,130 848,839
Cisco Systems, Inc. (Communications Equipment) 40,714 2,512,461
Coca-Cola European Partners PLC (Beverages) 4,717 410,521
Cognizant Technology Solutions Corp. - Class A (IT
Services) 5,062 387,243
Comcast Corp. - Class A (Media) 38,598 1,424,266
Constellation Energy Corp. (Electric Utilities) 3,202 645,620
Copart, Inc.
*
(Commercial Services & Supplies) 9,887 559,505
CoStar Group, Inc.
*
(Real Estate Management &
Development) 4,197 332,528
Costco Wholesale Corp. (Consumer Staples Distribution
& Retail) 4,543 4,296,678
Crowdstrike Holdings, Inc.
*
- Class A (Software) 2,393 843,724
CSX Corp. (Ground Transportation) 19,389 570,618
Datadog, Inc.
*
- Class A (Software) 3,247 322,135
Dexcom, Inc.
*
(Health Care Equipment & Supplies) 3,999 273,092
Diamondback Energy, Inc. (Oil, Gas & Consumable
Fuels) 2,962 473,565
DoorDash, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 4,037 737,842
Electronic Arts, Inc. (Entertainment) 2,667 385,435
Exelon Corp. (Electric Utilities) 10,287 474,025
Fastenal Co. (Trading Companies & Distributors) 5,869 455,141
Fortinet, Inc.
*
(Software) 7,870 757,566
GE HealthCare Technologies, Inc. (Health Care
Equipment & Supplies) 4,680 377,723
Gilead Sciences, Inc. (Biotechnology) 12,745 1,428,077
GLOBALFOUNDRIES, Inc.
*
(Semiconductors &
Semiconductor Equipment) 5,656 208,763
Honeywell International, Inc. (Industrial Conglomerates) 6,651 1,408,349
IDEXX Laboratories, Inc.
*
(Health Care Equipment &
Supplies) 832 349,398
Common Stocks (76.4%), continued
Shares Value
Intel Corp. (Semiconductors & Semiconductor
Equipment) 44,313 $ 1,006,348
Intuit, Inc. (Software) 2,861 1,756,625
Intuitive Surgical, Inc.
*
(Health Care Equipment &
Supplies) 3,650 1,807,735
Keurig Dr Pepper, Inc. (Beverages) 13,885 475,145
KLA Corp. (Semiconductors & Semiconductor
Equipment) 1,360 924,528
Lam Research Corp. (Semiconductors & Semiconductor
Equipment) 13,137 955,060
Linde PLC (Chemicals) 4,840 2,253,698
Lululemon Athletica, Inc.
*
(Textiles, Apparel & Luxury
Goods) 1,190 336,841
Marriott International, Inc. - Class A (Hotels, Restaurants
& Leisure) 2,821 671,962
Marvell Technology, Inc. (Semiconductors &
Semiconductor Equipment) 8,855 545,202
MercadoLibre, Inc.
*
(Broadline Retail) 519 1,012,502
Meta Platforms, Inc. - Class A (Interactive Media &
Services) 9,109 5,250,063
Microchip Technology, Inc. (Semiconductors &
Semiconductor Equipment) 5,504 266,449
Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) 11,402 990,720
Microsoft Corp. (Software) 30,923 11,608,186
MicroStrategy, Inc.
*
- Class A (Software) 2,433 701,361
Mondelez International, Inc. - Class A (Food Products) 13,238 898,198
MongoDB, Inc.
*
(IT Services) 762 133,655
Monster Beverage Corp.
*
(Beverages) 9,959 582,801
Netflix, Inc.
*
(Entertainment) 4,378 4,082,616
NVIDIA Corp. (Semiconductors & Semiconductor
Equipment) 101,497 11,000,244
NXP Semiconductors N.V. (Semiconductors &
Semiconductor Equipment) 2,596 493,396
Old Dominion Freight Line, Inc. (Ground
Transportation) 2,175 359,854
ON Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 4,313 175,496
O'Reilly Automotive, Inc.
*
(Specialty Retail) 586 839,492
PACCAR, Inc. (Machinery) 5,371 522,974
Palantir Technologies, Inc.
*
- Class A (Software) 23,016 1,942,550
Palo Alto Networks, Inc.
*
(Software) 6,776 1,156,257
Paychex, Inc. (Professional Services) 3,685 568,522
PayPal Holdings, Inc.
*
(Financial Services) 10,124 660,591
PDD Holdings, Inc.
*ADR
(Broadline Retail) 6,836 809,040
PepsiCo, Inc. (Beverages) 14,036 2,104,557
QUALCOMM, Inc. (Semiconductors & Semiconductor
Equipment) 11,319 1,738,712
Regeneron Pharmaceuticals, Inc.
*
(Biotechnology) 1,100 697,653
Roper Technologies, Inc. (Software) 1,099 647,948
Ross Stores, Inc. (Specialty Retail) 3,376 431,419
Starbucks Corp. (Hotels, Restaurants & Leisure) 11,625 1,140,296
Synopsys, Inc.
*
(Software) 1,582 678,441
Take-Two Interactive Software, Inc.
*
(Entertainment) 1,806 374,294
Tesla, Inc.
*
(Automobiles) 15,119 3,918,240
Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) 9,316 1,674,085
The Kraft Heinz Co. (Food Products) 12,230 372,159
The Trade Desk, Inc.
*
- Class A (Media) 4,630 253,354
T-Mobile U.S., Inc. (Wireless Telecommunication
Services) 11,685 3,116,506
Verisk Analytics, Inc. (Professional Services) 1,436 427,382
Vertex Pharmaceuticals, Inc.
*
(Biotechnology) 2,628 1,274,107
Warner Bros. Discovery, Inc.
*
(Entertainment) 25,122 269,559
Workday, Inc.
*
- Class A (Software) 2,190 511,431
Xcel Energy, Inc. (Electric Utilities) 5,880 416,245

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraNasdaq-100
Common Stocks (76.4%), continued
Shares Value
Zscaler, Inc.
*
(Software) 1,570 $ 311,519
TOTAL COMMON STOCKS
  (Cost $57,913,185) 147,697,511
Repurchase Agreements
(a)(b)
(27.5%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $53,258,235 $ 53,252,000 53,252,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $53,252,000) 53,252,000
TOTAL INVESTMENT SECURITIES
  (Cost $111,165,185)— 103.9% 200,949,511
Net other assets (liabilities) — (3.9)% (7,506,408)
NET ASSETS — 100.0% $ 193,443,103
*
Non-income producing security.
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $38,287,000.
ADR
American Depositary Receipt
NYS
New York Shares
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Nasdaq-100 Index Futures Contracts 59 6/23/25 $ 22,938,610 $ (238,772)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Invesco QQQ Trust, Series 1
ETF Goldman Sachs International 4/28/25 4.88% $ 29,309,243 $ (810,087)
Nasdaq-100 Index Goldman Sachs International 4/28/25 5.08% 86,984,366 (2,681,102)
$116,293,609 $(3,491,189)
Invesco QQQ Trust, Series 1
ETF UBS AG 4/28/25 5.13% 22,853,298 (905,928)
Nasdaq-100 Index UBS AG 4/28/25 5.13% 77,480,091 (2,130,292)
$100,333,389 $(3,036,220)
$216,626,998 $(6,527,409)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraNasdaq-100
.
ProFund VP UltraNasdaq-100 invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 412,345 0.2%
Automobiles 3,918,240 2.0%
Beverages 3,573,024 1.8%
Biotechnology 5,317,726 2.7%
Broadline Retail 10,208,964 5.3%
Chemicals 2,253,698 1.2%
Commercial Services & Supplies 1,408,344 0.7%
Communications Equipment 2,512,461 1.3%
Consumer Staples Distribution & Retail 4,296,678 2.2%
Electric Utilities 2,132,176 1.1%
Electronic Equipment, Instruments & Components 217,313 0.1%
Energy Equipment & Services 445,345 0.2%
Entertainment 5,111,904 2.6%
Financial Services 660,591 0.3%
Food Products 1,270,357 0.7%
Ground Transportation 930,472 0.5%
Health Care Equipment & Supplies 2,807,948 1.5%
Hotels, Restaurants & Leisure 4,627,231 2.4%
Industrial Conglomerates 1,408,349 0.7%
Interactive Media & Services 12,574,603 6.5%
IT Services 520,898 0.3%
Machinery 522,974 0.3%
Media 2,213,094 1.2%
Oil, Gas & Consumable Fuels 473,565 0.3%
Pharmaceuticals 437,986 0.3%
Professional Services 2,268,131 1.2%
Real Estate Management & Development 332,528 0.2%
Semiconductors & Semiconductor Equipment 30,067,845 15.5%
Software 25,712,863 13.3%
Specialty Retail 1,270,911 0.6%
Technology Hardware, Storage & Peripherals 13,880,459 7.2%
Textiles, Apparel & Luxury Goods 336,841 0.2%
Trading Companies & Distributors 455,141 0.2%
Wireless Telecommunication Services 3,116,506 1.6%
Other
**
45,745,592 23.6%
Total $ 193,443,103 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraShort Dow 30
Repurchase Agreements
(a)
(36.9%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%, dated 3/31/25, due 4/1/25, total to be
received $1,000 $1,000 $ 1,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,000) $ 1,000
TOTAL INVESTMENT SECURITIES
  (Cost $1,000)— 36.9% 1,000
Net other assets (liabilities) — 63.1% 1,713
NET ASSETS — 100.0% $ 2,713
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Dow Jones Industrial Average Goldman Sachs International 4/28/25 (4.83)% $ (2,653) $ 16
Dow Jones Industrial Average UBS AG 4/28/25 (4.73)% (2,785) 21
$(5,438) $37
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraShort Nas-
daq-100
Repurchase Agreements
(a)(b)
(56.6%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $364,043 $ 364,000 $ 364,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $364,000) 364,000
TOTAL INVESTMENT SECURITIES
  (Cost $364,000)— 56.6% 364,000
Net other assets (liabilities) — 43.4% 279,049
NET ASSETS — 100.0% $ 643,049
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $125,000.
Total Return Swap Agreements—Short
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Nasdaq-100 Index Goldman Sachs International 4/28/25 (4.83)% $ (1,032,772) $ 12,445
Nasdaq-100 Index UBS AG 4/28/25 (4.73)% (249,594) 6,851
$(1,282,366) $19,296
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%)
Shares Value
1-800-Flowers.com, Inc.
*
- Class A (Specialty Retail) 92 $ 543
1st Source Corp. (Banks) 66 3,947
1stdibs.Com, Inc.
*
(Broadline Retail) 84 255
2seventy bio, Inc.
*
(Biotechnology) 177 874
374Water, Inc.
*
(Machinery) 236 80
3D Systems Corp.
*
(Machinery) 468 992
4D Molecular Therapeutics, Inc.
*
(Biotechnology) 163 526
89bio, Inc.
*
(Biotechnology) 404 2,937
8X8, Inc.
*
(Software) 471 942
908 Devices, Inc.
*
(Electronic Equipment, Instruments &
Components) 86 385
A10 Networks, Inc.
*
(Software) 256 4,183
AAR Corp.
*
(Aerospace & Defense) 126 7,055
Abercrombie & Fitch Co.
*
- Class A (Specialty Retail) 179 13,670
ABM Industries, Inc. (Commercial Services & Supplies) 224 10,609
Absci Corp.
*
(Biotechnology) 293 735
Acacia Research Corp.
*
(Financial Services) 133 426
Academy Sports & Outdoors, Inc. (Specialty Retail) 246 11,220
ACADIA Pharmaceuticals, Inc.
*
(Biotechnology) 432 7,176
Acadia Realty Trust (Retail REITs) 423 8,862
Accel Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 194 1,924
ACCO Brands Corp. (Commercial Services & Supplies) 328 1,374
Accolade, Inc.
*
(Health Care Providers & Services) 269 1,878
Accuray, Inc.
*
(Health Care Equipment & Supplies) 350 627
ACELYRIN, Inc.
*
(Biotechnology) 267 659
Achieve Life Sciences, Inc.
*
(Biotechnology) 124 331
ACI Worldwide, Inc.
*
(Software) 381 20,845
ACM Research, Inc.
*
- Class A (Semiconductors &
Semiconductor Equipment) 186 4,341
ACNB Corp.
*
(Banks) 30 1,235
Acrivon Therapeutics, Inc.
*
(Biotechnology) 43 87
Actinium Pharmaceuticals, Inc.
*
(Biotechnology) 114 184
Acumen Pharmaceuticals, Inc.
*
(Biotechnology) 152 167
Acushnet Holdings Corp. (Leisure Products) 101 6,935
ACV Auctions, Inc.
*
- Class A (Commercial Services &
Supplies) 534 7,524
AdaptHealth Corp.
*
(Health Care Providers & Services) 368 3,989
Adaptive Biotechnologies Corp.
*
(Life Sciences Tools &
Services) 418 3,105
ADC Therapeutics SA
*
(Biotechnology) 294 415
Addus HomeCare Corp.
*
(Health Care Providers &
Services) 63 6,230
Adeia, Inc. (Software) 393 5,195
Adient PLC
*
(Automobile Components) 302 3,884
ADMA Biologics, Inc.
*
(Biotechnology) 830 16,467
Adtalem Global Education, Inc.
*
(Diversified Consumer
Services) 135 13,586
ADTRAN Holdings, Inc.
*
(Communications Equipment) 284 2,476
Advanced Emissions Solutions, Inc.
*
(Chemicals) 104 434
Advanced Energy Industries, Inc. (Electronic Equipment,
Instruments & Components) 135 12,867
AdvanSix, Inc. (Chemicals) 92 2,084
Advantage Solutions, Inc.
*
(Media) 383 578
Adverum Biotechnologies, Inc.
*
(Biotechnology) 75 328
Aehr Test Systems
*
(Semiconductors & Semiconductor
Equipment) 102 744
Aemetis, Inc.
*
(Oil, Gas & Consumable Fuels) 131 228
Aerovate Therapeutics, Inc.
*
(Biotechnology) 49 123
AeroVironment, Inc.
*
(Aerospace & Defense) 101 12,038
AerSale Corp.
*
(Aerospace & Defense) 121 906
Aeva Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 84 588
AFC Gamma, Inc.
*
(Mortgage REITs) 65 362
AG Mortgage Investment Trust, Inc.
*
(Mortgage REITs) 104 759
Common Stocks (75.8%), continued
Shares Value
Agenus, Inc.
*
(Biotechnology) 85 $ 128
agilon health, Inc.
*
(Health Care Providers & Services) 1,114 4,824
Agilysys, Inc.
*
(Software) 81 5,876
Agios Pharmaceuticals, Inc.
*
(Biotechnology) 204 5,977
Air Transport Services Group, Inc.
*
(Air Freight &
Logistics) 185 4,151
AirSculpt Technologies, Inc.
*
(Health Care Providers &
Services) 48 112
Airship AI Holdings, Inc.
*
(Software) 29 112
Aka Brands Holding Corp.
*
(Specialty Retail) 2 27
Akebia Therapeutics, Inc.
*
(Biotechnology) 782 1,501
Akero Therapeutics, Inc.
*
(Biotechnology) 269 10,889
Akoya Biosciences, Inc.
*
(Life Sciences Tools &
Services) 96 133
Alamo Group, Inc. (Machinery) 37 6,594
Alarm.com Holdings, Inc.
*
(Software) 171 9,516
Albany International Corp.
*
(Machinery) 113 7,802
Aldeyra Therapeutics, Inc.
*
(Biotechnology) 180 1,035
Alector, Inc.
*
(Biotechnology) 296 364
Alerus Financial Corp.
*
(Financial Services) 81 1,495
Alexander & Baldwin, Inc. (Equity REIT - Diversified) 263 4,531
Alexander's, Inc.
*
(Retail REITs) 8 1,673
Alico, Inc.
*
(Food Products) 26 776
Alight, Inc.
*
- Class A (Professional Services) 1,516 8,990
Alignment Healthcare, Inc.
*
(Health Care Providers &
Services) 362 6,740
Alkami Technology, Inc.
*
(Software) 219 5,749
Alkermes PLC
*
(Biotechnology) 582 19,218
Allegiant Travel Co. (Passenger Airlines) 56 2,892
ALLETE, Inc. (Electric Utilities) 210 13,797
Allied Motion Technologies, Inc. (Electrical Equipment) 53 1,165
Allogene Therapeutics, Inc.
*
(Biotechnology) 464 677
Alpha and Omega Semiconductor, Ltd.
*
(Semiconductors
& Semiconductor Equipment) 86 2,138
Alpha Metallurgical Resources, Inc.
*
(Metals & Mining) 40 5,010
Alphatec Holdings, Inc.
*
(Health Care Equipment &
Supplies) 376 3,813
Alpine Income Property Trust, Inc.
*
(Equity REIT
- Diversified) 45 752
Alta Equipment Group, Inc.
*
(Trading Companies &
Distributors) 97 455
AlTi Global, Inc.
*
(Capital Markets) 127 386
Altimmune, Inc.
*(a)
(Biotechnology) 257 1,285
Alto Neuroscience, Inc.
*
(Pharmaceuticals) 77 166
Altus Power, Inc.
*
(Independent Power/Renewable
Electricity Producers) 274 1,356
Alumis, Inc.
*
(Pharmaceuticals) 79 485
ALX Oncology Holdings, Inc.
*
(Biotechnology) 124 77
Amalgamated Financial Corp. (Banks) 65 1,869
A-Mark Precious Metals, Inc.
*
(Distributors) 64 1,623
Ambac Financial Group, Inc.
*
(Insurance) 164 1,435
Ambarella, Inc.
*
(Semiconductors & Semiconductor
Equipment) 139 6,996
AMC Entertainment Holdings, Inc.
*
(Entertainment) 1,460 4,190
AMC Networks, Inc.
*
- Class A (Media) 115 791
Amerant Bancorp, Inc.
*
(Banks) 134 2,766
Ameresco, Inc.
*
- Class A (Construction & Engineering) 116 1,401
American Assets Trust, Inc. (Equity REIT - Diversified) 173 3,484
American Axle & Manufacturing Holdings, Inc.
*
(Automobile Components) 415 1,689
American Eagle Outfitters, Inc. (Specialty Retail) 642 7,460
American Healthcare REIT, Inc. (Health Care REITs) 549 16,635
American Public Education, Inc.
*
(Diversified Consumer
Services) 57 1,272

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
American Reality Investors, Inc.
*
(Real Estate
Management & Development) 5 $ 55
American Software, Inc. - Class A (Software) 114 1,626
American States Water Co. (Water Utilities) 137 10,780
American Superconductor Corp.
*
(Electrical Equipment) 126 2,286
American Vanguard Corp.
*
(Chemicals) 94 414
American Woodmark Corp.
*
(Building Products) 54 3,177
America's Car-Mart, Inc.
*
(Specialty Retail) 26 1,180
Ameris Bancorp (Banks) 238 13,702
AMERISAFE, Inc. (Insurance) 69 3,626
Ames National Corp. (Banks) 32 561
Amicus Therapeutics, Inc.
*
(Biotechnology) 1,060 8,650
AMMO, Inc.
*
(Leisure Products) 324 447
AMN Healthcare Services, Inc.
*
(Health Care Providers
& Services) 137 3,351
Amneal Pharmaceuticals, Inc.
*
(Pharmaceuticals) 575 4,819
Amphastar Pharmaceuticals, Inc.
*
(Pharmaceuticals) 137 3,972
Amplify Energy Corp.
*
(Oil, Gas & Consumable Fuels) 142 531
Amplitude, Inc.
*
- Class A (Software) 282 2,874
Amprius Technologies, Inc.
*
(Electrical Equipment) 59 158
AnaptysBio, Inc.
*
(Biotechnology) 78 1,450
Anavex Life Sciences Corp.
*(a)
(Biotechnology) 271 2,325
Angel Oak Mortgage REIT, Inc.
*
(Mortgage REITs) 43 410
AngioDynamics, Inc.
*
(Health Care Equipment &
Supplies) 140 1,315
ANI Pharmaceuticals, Inc.
*
(Pharmaceuticals) 67 4,486
Anika Therapeutics, Inc.
*
(Biotechnology) 47 706
Annexon, Inc.
*
(Biotechnology) 353 681
Anteris Technologies Global Corp.
*
(Medical Equipment
& Devices) 54 197
Anterix, Inc.
*
(Diversified Telecommunication Services) 37 1,354
Anywhere Real Estate, Inc.
*
(Real Estate Management &
Development) 355 1,182
Apartment Investment and Management Co.
*
(Residential REITs) 502 4,418
Apogee Enterprises, Inc. (Building Products) 79 3,660
Apogee Therapeutics, Inc.
*
(Biotechnology) 137 5,118
Apollo Commercial Real Estate Finance, Inc. (Mortgage
REITs) 500 4,785
Apollo Medical Holdings, Inc.
*
(Health Care Providers
& Services) 156 4,838
Appian Corp.
*
- Class A (Software) 145 4,177
Apple Hospitality REIT, Inc. (Hotel & Resort REITs) 823 10,625
Applied Digital Corp.
*
(IT Services) 717 4,030
Applied Industrial Technologies, Inc. (Trading
Companies & Distributors) 139 31,322
Applied Optoelectronics, Inc.
*
(Communications
Equipment) 156 2,395
Applied Therapeutics, Inc.
*
(Biotechnology) 354 173
Aquestive Therapeutics, Inc.
*
(Pharmaceuticals) 268 777
Arbor Realty Trust, Inc.
(a)
(Mortgage REITs) 665 7,813
Arbutus Biopharma Corp.
*
(Biotechnology) 528 1,843
ArcBest Corp. (Ground Transportation) 85 5,999
Arcellx, Inc.
*
(Biotechnology) 158 10,365
Archer Aviation, Inc.
*
- Class A (Aerospace & Defense) 1,166 8,290
Archrock, Inc. (Energy Equipment & Services) 603 15,822
Arcosa, Inc. (Construction & Engineering) 175 13,496
Arcturus Therapeutics Holdings, Inc.
*
(Biotechnology) 83 879
Arcus Biosciences, Inc.
*
(Biotechnology) 196 1,539
Arcutis Biotherapeutics, Inc.
*
(Biotechnology) 388 6,068
Ardagh Metal Packaging SA
*
(Containers & Packaging) 522 1,576
Ardelyx, Inc.
*
(Biotechnology) 850 4,174
Ardent Health Partners, Inc.
*
(Health Care Providers &
Services) 86 1,183
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels) 151 1,478
Common Stocks (75.8%), continued
Shares Value
Ares Commercial Real Estate Corp.
*
(Mortgage REITs) 193 $ 894
Argan, Inc. (Construction & Engineering) 46 6,034
Arhaus, Inc.
*
(Specialty Retail) 185 1,610
Aris Water Solutions, Inc. - Class A (Commercial
Services & Supplies) 97 3,108
Arko Corp. (Specialty Retail) 291 1,149
Arlo Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 353 3,484
Armada Hoffler Properties, Inc. (Equity REIT
- Diversified) 285 2,140
ARMOUR Residential REIT, Inc. (Mortgage REITs) 203 3,471
Array Technologies, Inc.
*
(Electrical Equipment) 552 2,688
ArriVent Biopharma, Inc.
*
(Biotechnology) 102 1,886
Arrow Financial Corp. (Banks) 59 1,551
Arrowhead Pharmaceuticals, Inc.
*
(Biotechnology) 431 5,491
ARS Pharmaceuticals, Inc.
*
(Biotechnology) 178 2,239
Arteris, Inc.
*
(Software) 104 719
Artisan Partners Asset Management, Inc. - Class A
(Capital Markets) 228 8,915
Artiva Biotherapeutics, Inc.
*
(Biotechnology) 72 216
Artivion, Inc.
*
(Health Care Equipment & Supplies) 143 3,515
Arvinas, Inc.
*
(Pharmaceuticals) 232 1,629
Asana, Inc.
*
- Class A (Software) 294 4,284
Asbury Automotive Group, Inc.
*
(Specialty Retail) 71 15,679
ASGN, Inc.
*
(IT Services) 156 9,830
Asp Isotopes, Inc.
*
(Chemicals) 197 924
Aspen Aerogels, Inc.
*
(Chemicals) 223 1,425
Associated Banc-Corp. (Banks) 592 13,338
AST SpaceMobile, Inc.
*(a)
(Diversified
Telecommunication Services) 484 11,006
Astec Industries, Inc. (Machinery) 82 2,825
Astria Therapeutics, Inc. (Biotechnology) 167 892
Astronics Corp.
*
(Aerospace & Defense) 106 2,562
Asure Software, Inc.
*
(Professional Services) 88 840
Atea Pharmaceuticals, Inc.
*
(Pharmaceuticals) 279 834
Atkore, Inc. (Electrical Equipment) 125 7,499
Atlanta Braves Holdings, Inc.
*
(Entertainment) 37 1,623
Atlanta Braves Holdings, Inc.
*
(Entertainment) 181 7,242
Atlantic Union Bankshares Corp. (Banks) 466 14,511
Atlanticus Holdings Corp.
*
(Consumer Finance) 20 1,023
Atlas Energy Solutions, Inc.
*
(Energy Equipment &
Services) 269 4,799
Atmus Filtration Technologies, Inc.
*
(Machinery) 303 11,129
ATN International, Inc.
*
(Diversified Telecommunication
Services) 37 751
Atossa Therapeutics, Inc.
*
(Biotechnology) 457 308
AtriCure, Inc.
*
(Health Care Equipment & Supplies) 171 5,516
AudioEye, Inc.
*
(Software) 30 333
Aura Biosciences, Inc.
*
(Biotechnology) 168 984
Aurinia Pharmaceuticals, Inc.
*
(Biotechnology) 485 3,899
Aurora Innovation, Inc.
*
(Software) 3,468 23,321
Avadel Pharmaceuticals PLC
*
(Pharmaceuticals) 334 2,615
Avanos Medical, Inc.
*
(Health Care Equipment &
Supplies) 164 2,350
Aveanna Healthcare Holdings, Inc.
*
(Health Care
Providers & Services) 189 1,024
AvePoint, Inc.
*
(Software) 465 6,715
Aviat Networks, Inc.
*
(Communications Equipment) 42 805
Avidity Biosciences, Inc.
*
(Biotechnology) 410 12,103
AvidXchange Holdings, Inc.
*
(Financial Services) 628 5,325
Avient Corp. (Chemicals) 326 12,114
Avista Corp. (Multi-Utilities) 286 11,975
Avita Medical, Inc.
*
(Biotechnology) 94 765
Axcelis Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 118 5,861

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Axogen, Inc.
*
(Health Care Equipment & Supplies) 153 $ 2,831
Axos Financial, Inc.
*
(Banks) 197 12,710
Axsome Therapeutics, Inc.
*
(Pharmaceuticals) 133 15,511
AZZ, Inc. (Building Products) 106 8,863
B&G Foods, Inc. (Food Products) 281 1,930
B. Riley Financial, Inc. (Capital Markets) 75 290
Backblaze, Inc.
*
(IT Services) 166 802
Badger Meter, Inc. (Electronic Equipment, Instruments
& Components) 106 20,167
Balchem Corp. (Chemicals) 117 19,421
Banc of California, Inc. (Banks) 502 7,123
BancFirst Corp. (Banks) 72 7,911
Banco Latinoamericano de Comercio Exterior S.A. -
Class E (Financial Services) 99 3,623
Bandwidth, Inc.
*
- Class A (Diversified
Telecommunication Services) 90 1,179
Bank First Corp.
*
(Banks) 35 3,526
Bank of Hawaii Corp. (Banks) 141 9,725
Bank of Marin Bancorp
*
(Banks) 57 1,258
Bank7 Corp.
*
(Banks) 15 581
BankUnited, Inc. (Banks) 269 9,264
Bankwell Financial Group, Inc. (Banks) 23 694
Banner Corp. (Banks) 124 7,907
Bar Harbor Bankshares
*
(Banks) 54 1,593
BARK, Inc.
*
(Specialty Retail) 469 652
Barrett Business Services, Inc. (Professional Services) 93 3,827
BayCom Corp.
*
(Banks) 38 956
BCB Bancorp, Inc.
*
(Banks) 54 532
Beacon Roofing Supply, Inc.
*
(Trading Companies &
Distributors) 224 27,709
Beam Therapeutics, Inc.
*
(Biotechnology) 330 6,445
Beazer Homes USA, Inc.
*
(Household Durables) 105 2,141
Bel Fuse, Inc.
*
- Class A (Electronic Equipment,
Instruments & Components) 6 432
Bel Fuse, Inc. - Class B (Electronic Equipment,
Instruments & Components) 37 2,770
Belden, Inc. (Electronic Equipment, Instruments &
Components) 146 14,637
Benchmark Electronics, Inc. (Electronic Equipment,
Instruments & Components) 129 4,906
Berkshire Hills Bancorp, Inc. (Banks) 155 4,044
Berry Corp. (Oil, Gas & Consumable Fuels) 277 889
Beta Bionics, Inc.
*
(Biotechnology) 48 588
Beyond Meat, Inc.
*(a)
(Food Products) 216 659
Beyond, Inc.
*
(Specialty Retail) 165 957
BGC Group, Inc. - Class A (Capital Markets) 1,284 11,774
Bicara Therapeutics, Inc.
*
(Biotechnology) 70 912
BigBear.ai Holdings, Inc.
*
(IT Services) 373 1,067
BigCommerce Holdings, Inc.
*
(IT Services) 258 1,486
Biglari Holdings, Inc.
*
- Class B (Hotels, Restaurants &
Leisure) 3 650
BioAge Labs, Inc.
*
(Pharmaceuticals) 44 165
BioCryst Pharmaceuticals, Inc.
*
(Biotechnology) 746 5,595
Biohaven, Ltd.
*
(Biotechnology) 310 7,452
BioLife Solutions, Inc.
*
(Life Sciences Tools & Services) 130 2,969
Biomea Fusion, Inc.
*
(Biotechnology) 100 213
Biote Corp.
*
- Class A (Pharmaceuticals) 97 323
Bioventus, Inc.
*
- Class A (Health Care Equipment &
Supplies) 138 1,263
Bit Digital, Inc.
*
(Software) 450 909
BJ's Restaurants, Inc.
*
(Hotels, Restaurants & Leisure) 67 2,295
BKV Corp.
*
(Oil, Gas & Consumable Fuels) 52 1,092
Black Diamond Therapeutics, Inc.
*
(Biotechnology) 144 223
Black Hills Corp. (Multi-Utilities) 260 15,769
Blackbaud, Inc.
*
(Software) 142 8,811
Common Stocks (75.8%), continued
Shares Value
Blackline, Inc.
*
(Software) 211 $ 10,217
BlackSky Technology, Inc.
*
(Professional Services) 93 719
Blackstone Mortgage Trust, Inc. - Class A (Mortgage
REITs) 627 12,539
Blade Air Mobility, Inc.
*
- Class A (Passenger Airlines) 212 579
Blend Labs, Inc.
*
- Class A (Software) 866 2,901
Blink Charging Co.
*
(Electrical Equipment) 348 319
Bloom Energy Corp.
*
- Class A (Electrical Equipment) 726 14,273
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure) 278 1,993
Blue Bird Corp.
*
(Machinery) 116 3,755
Blue Foundry Bancorp
*
(Banks) 71 653
Bluebird Bio, Inc.
*
(Biotechnology) 35 171
BlueLinx Holdings, Inc.
*
(Trading Companies &
Distributors) 30 2,249
Blueprint Medicines Corp.
*
(Biotechnology) 230 20,357
Bluerock Homes Trust, Inc.
*
(Residential REITs) 1 9
Boise Cascade Co. (Trading Companies & Distributors) 139 13,635
Boot Barn Holdings, Inc.
*
(Specialty Retail) 107 11,495
Borr Drilling, Ltd.
*
(Energy Equipment & Services) 856 1,875
Boston Omaha Corp.
*
- Class A (Media) 89 1,298
Boundless Bio, Inc.
*
(Biotechnology) 61 92
Bowhead Specialty Holdings, Inc.
*
(Insurance) 57 2,317
Bowman Consulting Group, Ltd.
*
(Construction &
Engineering) 48 1,048
Box, Inc.
*
- Class A (Software) 509 15,708
Braemar Hotels & Resports, Inc.
*
(Hotel & Resort
REITs) 238 593
Brandywine Realty Trust (Office REITs) 612 2,730
Braze, Inc.
*
- Class A (Software) 238 8,587
BRC, Inc.
*
- Class A (Food Products) 191 399
Bread Financial Holdings, Inc. (Consumer Finance) 180 9,014
Bridgebio Pharma, Inc.
*
(Biotechnology) 508 17,562
Bridger Aerospace Group Holdings, Inc.
*
(Commercial
Services & Supplies) 36 41
Bridgewater Bancshares, Inc.
*
(Banks) 72 1,000
Brighsphere Investment Group, Inc. (Capital Markets) 98 2,534
BrightSpire Capital, Inc. (Mortgage REITs) 467 2,597
BrightSpring Health Services, Inc.
*
(Health Care
Providers & Services) 198 3,582
BrightView Holdings, Inc.
*
(Commercial Services &
Supplies) 216 2,773
Brinker International, Inc.
*
(Hotels, Restaurants &
Leisure) 159 23,698
Bristow Group, Inc.
*
(Energy Equipment & Services) 89 2,811
Broadstone Net Lease, Inc. (Equity REIT - Diversified) 681 11,605
Brookdale Senior Living, Inc.
*
(Health Care Providers &
Services) 691 4,326
Brookfield Business Corp. - Class A (Industrial
Conglomerates) 94 2,502
Brookfield Infrastructure Corp. - Class A (Gas & Water
Utilities) 433 15,670
Brookline Bancorp, Inc. (Banks) 319 3,477
BRT Apartments Corp.
*
(Residential REITs) 41 697
Build-A-Bear Workshop, Inc. (Specialty Retail) 45 1,673
Bumble, Inc.
*
- Class A (Interactive Media & Services) 298 1,293
Burford Capital, Ltd.
*
(Financial Services) 724 9,564
Burke & Herbert Financial Services Corp.
*
(Banks) 49 2,749
Business First Bancshares, Inc. (Banks) 87 2,118
Byline Bancorp, Inc. (Banks) 112 2,930
Byrna Technologies, Inc.
*
(Aerospace & Defense) 62 1,044
C3.ai, Inc.
*
- Class A (Software) 406 8,546
C4 Therapeutics, Inc.
*
(Biotechnology) 217 347
Cabaletta Bio, Inc.
*
(Biotechnology) 162 224
Cable One, Inc. (Media) 20 5,315
Cabot Corp. (Chemicals) 192 15,963

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Cactus, Inc. - Class A (Energy Equipment & Services) 241 $ 11,045
Cadence Bank (Banks) 658 19,976
Cadiz, Inc.
*
(Water Utilities) 152 445
Cadre Holdings, Inc. (Aerospace & Defense) 94 2,783
Caesarstone, Ltd. (Building Products) 75 182
Calavo Growers, Inc. (Food Products) 60 1,439
Caledonia Mining Corp. PLC (Metals & Mining) 59 737
Caleres, Inc. (Specialty Retail) 118 2,033
California Resources Corp. (Oil, Gas & Consumable
Fuels) 253 11,124
California Water Service Group (Water Utilities) 215 10,420
Calix, Inc.
*
(Communications Equipment) 215 7,620
Cal-Maine Foods, Inc. (Food Products) 148 13,454
Camden National Corp. (Banks) 60 2,428
CAMP4 Therapeutics Corp.
*
(Biotechnology) 26 104
Camping World Holdings, Inc.
*
- Class A (Specialty
Retail) 203 3,280
Candel Therapeutics, Inc.
*
(Biotechnology) 103 582
Cannae Holdings, Inc. (Financial Services) 203 3,721
Cantaloupe, Inc.
*
(Financial Services) 211 1,661
Capital Bancorp, Inc.
*
(Banks) 33 935
Capital City Bank Group, Inc.
*
(Banks) 50 1,798
Capitol Federal Financial, Inc. (Banks) 448 2,509
Capricor Therapeutics, Inc.
*
(Biotechnology) 132 1,253
Cardiff Oncology, Inc.
*
(Biotechnology) 211 663
Cardlytics, Inc.
*
(Media) 153 278
CareDx, Inc.
*
(Biotechnology) 186 3,302
CareTrust REIT, Inc. (Health Care REITs) 679 19,405
Cargo Therapeutics, Inc.
*
(Biotechnology) 124 505
Cargurus, Inc.
*
(Interactive Media & Services) 313 9,118
Caribou Biosciences, Inc.
*
(Biotechnology) 297 271
Carpenter Technology Corp. (Metals & Mining) 174 31,525
Carriage Services, Inc. (Diversified Consumer Services) 49 1,899
Cars.com, Inc.
*
(Interactive Media & Services) 233 2,626
Carter Bankshares, Inc.
*
(Banks) 82 1,327
Cartesian Therapeutics, Inc.
*
(Biotechnology) 37 488
Casella Waste Systems, Inc.
*
- Class A (Commercial
Services & Supplies) 226 25,202
Cass Information Systems, Inc. (Financial Services) 49 2,119
Cassava Sciences, Inc.
*
(Pharmaceuticals) 147 221
Castle Biosciences, Inc.
*
(Health Care Providers &
Services) 95 1,902
Catalyst Pharmaceuticals, Inc.
*
(Biotechnology) 408 9,894
Cathay General Bancorp (Banks) 245 10,542
Cavco Industries, Inc.
*
(Household Durables) 29 15,069
CBIZ, Inc.
*
(Professional Services) 173 13,124
CBL & Associates Properties, Inc.
*
(Retail REITs) 79 2,100
CECO Environmental Corp.
*
(Commercial Services &
Supplies) 106 2,417
Celcuity, Inc.
*
(Biotechnology) 118 1,193
Celldex Therapeutics, Inc.
*
(Biotechnology) 233 4,229
Centerspace (Residential REITs) 60 3,885
Central Garden & Pet Co.
*
(Household Products) 34 1,246
Central Garden & Pet Co.
*
- Class A (Household
Products) 185 6,055
Central Pacific Financial Corp. (Banks) 96 2,596
Centrus Energy Corp.
*
- Class A (Oil, Gas & Consumable
Fuels) 52 3,235
Centuri Holdings, Inc.
*
(Construction & Engineering) 61 1,000
Century Aluminum Co.
*
(Metals & Mining) 191 3,545
Century Communities, Inc. (Household Durables) 100 6,710
Century Therapeutics, Inc.
*
(Biotechnology) 169 80
Cerence, Inc.
*
(Software) 153 1,209
CeriBell, Inc.
*
(Health Care Equipment & Supplies) 44 845
Cerus Corp.
*
(Health Care Equipment & Supplies) 652 906
Common Stocks (75.8%), continued
Shares Value
CervoMed, Inc.
*
(Biotechnology) 20 $ 183
CEVA, Inc.
*
(Semiconductors & Semiconductor
Equipment) 84 2,151
CG Oncology, Inc.
*
(Biotechnology) 195 4,776
Champion Homes, Inc.
*
(Household Durables) 194 18,382
ChampionX Corp. (Energy Equipment & Services) 689 20,531
ChargePoint Holdings, Inc.
*
(Electrical Equipment) 1,465 886
Chart Industries, Inc.
*
(Machinery) 155 22,376
Chatham Lodging Trust (Hotel & Resort REITs) 174 1,241
Chegg, Inc.
*
(Diversified Consumer Services) 364 233
Chemung Financial Corp. (Banks) 12 571
Chesapeake Utilities Corp. (Gas Utilities) 82 10,531
Chicago Atlantic Real Estate Finance, Inc. (Mortgage
REITs) 63 926
Chimera Investment Corp. (Mortgage REITs) 291 3,734
ChoiceOne Financial Services, Inc. (Banks) 30 863
ChromaDex Corp.
*
(Life Sciences Tools & Services) 179 1,235
Cibus, Inc.
*
(Biotechnology) 66 123
Cimpress PLC
*
(Commercial Services & Supplies) 61 2,759
Cinemark Holdings, Inc. (Entertainment) 399 9,930
Cipher Mining, Inc.
*
(Software) 732 1,684
Citi Trends, Inc. (Specialty Retail) 24 531
Citizens & Northern Corp. (Banks) 54 1,086
Citizens Financial Services, Inc. (Banks) 16 929
City Holding Co. (Banks) 52 6,108
City Office REIT, Inc. (Office REITs) 141 732
Civista Bancshares, Inc. (Banks) 55 1,075
Claros Mortgage Trust, Inc. (Mortgage REITs) 312 1,164
Clarus Corp.
*
(Leisure Products) 110 413
Clean Energy Fuels Corp.
*
(Oil, Gas & Consumable
Fuels) 617 956
Cleanspark, Inc. (Software) 997 6,700
Clear Channel Outdoor Holdings, Inc.
*
(Media) 1,274 1,414
Clear Secure, Inc. - Class A (Software) 320 8,291
Clearfield, Inc.
*
(Communications Equipment) 44 1,308
Clearwater Analytics Holdings, Inc.
*
- Class A (Software) 676 18,117
Clearwater Paper Corp.
*
(Paper & Forest Products) 59 1,497
Climb Global Solutions, Inc.
*
(Electronic Equipment,
Instruments & Components) 15 1,661
Clipper Realty, Inc.
*
(Residential REITs) 43 165
CNB Financial Corp. (Banks) 74 1,647
CNO Financial Group, Inc. (Insurance) 369 15,369
CNX Resources Corp.
*
(Oil, Gas & Consumable Fuels) 527 16,590
Coastal Financial Corp.
*
(Banks) 45 4,068
Codexis, Inc.
*
(Life Sciences Tools & Services) 291 783
Coeur Mining, Inc.
*
(Metals & Mining) 2,258 13,367
Cogent Biosciences, Inc.
*
(Biotechnology) 331 1,983
Cogent Communications Holdings, Inc. (Diversified
Telecommunication Services) 159 9,748
Cohen & Steers, Inc. (Capital Markets) 99 7,945
Coherus Biosciences, Inc.
*
(Biotechnology) 406 328
Cohu, Inc.
*
(Semiconductors & Semiconductor
Equipment) 166 2,442
Collegium Pharmaceutical, Inc.
*
(Pharmaceuticals) 116 3,463
Colony Bankcorp, Inc.
*
(Banks) 60 969
Columbia Financial, Inc.
*
(Banks) 99 1,485
Columbus McKinnon Corp. (Machinery) 103 1,744
Commercial Metals Co. (Metals & Mining) 412 18,956
Commercial Vehicle Group, Inc.
*
(Machinery) 121 139
CommScope Holding Co., Inc.
*
(Communications
Equipment) 775 4,115
Community Financial System, Inc. (Banks) 189 10,747
Community Health Systems, Inc.
*
(Health Care Providers
& Services) 453 1,223
Community Healthcare Trust, Inc. (Health Care REITs) 98 1,780

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Community Trust Bancorp, Inc. (Banks) 55 $ 2,770
Community West Bancshares (Banks) 61 1,127
CommVault Systems, Inc.
*
(Software) 158 24,925
Compass Diversified Holdings
*
(Financial Services) 241 4,499
Compass Minerals International, Inc. (Metals & Mining) 125 1,161
Compass Therapeutics, Inc.
*
(Biotechnology) 368 699
Compass, Inc.
*
- Class A (Real Estate Management &
Development) 1,330 11,611
CompoSecure, Inc.
*
- Class A (Technology Hardware,
Storage & Peripherals) 89 967
CompX International, Inc.
*
(Commercial Services &
Supplies) 6 124
Comstock Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 334 6,794
Concentra Group Holdings Parent, Inc. (Health Care
Providers & Services) 398 8,637
Concrete Pumping Holdings, Inc.
*
(Construction &
Engineering) 85 464
Conduent, Inc.
*
(Professional Services) 562 1,517
Conduit Pharmaceuticals, Inc.
*
(Life Sciences Tools &
Services) 3 2
CONMED Corp. (Health Care Equipment & Supplies) 111 6,703
ConnectOne Bancorp, Inc. (Banks) 131 3,185
Consensus Cloud Solutions, Inc.
*
(Software) 65 1,500
Consolidated Water Co., Ltd. (Water Utilities) 54 1,322
Constellium SE
*
(Metals & Mining) 468 4,722
Construction Partners, Inc.
*
- Class A (Construction &
Engineering) 167 12,002
Consumer Portfolio Services, Inc.
*
(Consumer Finance) 31 269
Contango Ore, Inc.
*
(Metals & Mining) 38 388
Contineum Therapeutics, Inc.
*
- Class A
(Pharmaceuticals) 38 265
Cooper-Standard Holdings, Inc.
*
(Automobile
Components) 61 935
COPT Defense Properties (Office REITs) 407 11,099
Corbus Pharmaceuticals Holdings, Inc.
*
(Biotechnology) 43 228
Corcept Therapeutics, Inc.
*
(Pharmaceuticals) 292 33,351
Core Laboratories, Inc. (Energy Equipment & Services) 170 2,548
Core Molding Technologies, Inc.
*
(Chemicals) 27 410
Core Natural Resources, Inc.
*
(Oil, Gas & Consumable
Fuels) 190 14,649
Core Scientific, Inc.
*
(IT Services) 644 4,663
CoreCivic, Inc. (Commercial Services & Supplies) 394 7,994
CorMedix, Inc.
*
(Pharmaceuticals) 219 1,349
Corsair Gaming, Inc.
*
(Technology Hardware, Storage &
Peripherals) 161 1,426
CorVel Corp.
*
(Health Care Providers & Services) 96 10,749
Costamare, Inc. (Marine Transportation) 155 1,525
Couchbase, Inc.
*
(IT Services) 147 2,315
Coursera, Inc.
*
(Diversified Consumer Services) 497 3,310
Covenant Logistics Group, Inc. (Ground Transportation) 58 1,288
CPI Card Group, Inc.
*
(Technology Hardware, Storage &
Peripherals) 18 525
CRA International, Inc. (Professional Services) 24 4,157
Cracker Barrel Old Country Store, Inc. (Hotels,
Restaurants & Leisure) 80 3,106
Crawford & Co. - Class A (Insurance) 55 628
Credo Technology Group Holding, Ltd.
*
(Semiconductors & Semiconductor Equipment) 512 20,562
Crescent Energy Co. - Class A (Oil, Gas & Consumable
Fuels) 599 6,733
Cricut, Inc. - Class A (Household Durables) 170 876
Crinetics Pharmaceuticals, Inc.
*
(Biotechnology) 331 11,102
Critical Metals Corp.
*
(Metals & Mining) 29 40
Common Stocks (75.8%), continued
Shares Value
Cross Country Healthcare, Inc.
*
(Health Care Providers
& Services) 114 $ 1,697
CryoPort, Inc.
*
(Life Sciences Tools & Services) 157 955
CS Disco, Inc.
*
(Software) 105 429
CSG Systems International, Inc. (Professional Services) 104 6,289
CSW Industrials, Inc. (Building Products) 61 17,782
CTO Realty Growth, Inc. (Equity REIT - Diversified) 104 2,008
CTS Corp. (Electronic Equipment, Instruments &
Components) 109 4,529
Cullinan Therapeutics, Inc.
*
(Biotechnology) 189 1,431
Curbline Properties Corp.
*
(Retail REITs) 343 8,297
Cushman & Wakefield PLC
*
(Real Estate Management
& Development) 827 8,452
Custom Truck One Source, Inc.
*
(Trading Companies &
Distributors) 179 755
Customers Bancorp, Inc.
*
(Banks) 107 5,371
CVB Financial Corp. (Banks) 479 8,842
CVR Energy, Inc. (Oil, Gas & Consumable Fuels) 123 2,386
CVRx, Inc.
*
(Health Care Equipment & Supplies) 54 660
Cytek Biosciences, Inc.
*
(Life Sciences Tools &
Services) 430 1,724
Cytokinetics, Inc.
*
(Biotechnology) 413 16,598
Daily Journal Corp.
*
(Software) 5 1,989
Dakota Gold Corp.
*
(Metals & Mining) 253 670
Daktronics, Inc. (Electronic Equipment, Instruments &
Components) 148 1,803
Dana, Inc. (Automobile Components) 472 6,292
Dave & Buster's Entertainment, Inc.
*
(Hotels,
Restaurants & Leisure) 114 2,003
Dave, Inc.
*
(Software) 29 2,397
Day One Biopharmaceuticals, Inc.
*
(Biotechnology) 198 1,570
Definitive Healthcare Corp.
*
- Class A (Health Care
Technology) 189 546
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels) 226 3,406
Deluxe Corp. (Commercial Services & Supplies) 160 2,530
Denali Therapeutics, Inc.
*
(Biotechnology) 449 6,104
Denny's Corp.
*
(Hotels, Restaurants & Leisure) 182 668
Designer Brands, Inc. - Class A (Specialty Retail) 123 449
Despegar.com Corp.
*
(Hotels, Restaurants & Leisure) 258 4,848
Destination XL Group, Inc.
*
(Specialty Retail) 181 264
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels) 488 5,124
Diamond Hill Investment Group, Inc. (Capital Markets) 9 1,286
DiamondRock Hospitality Co. (Hotel & Resort REITs) 747 5,767
Dianthus Therapeutics, Inc.
*
(Biotechnology) 86 1,560
Diebold Nixdorf, Inc.
*
(Technology Hardware, Storage
& Peripherals) 91 3,979
Digi International, Inc.
*
(Communications Equipment) 131 3,646
Digimarc Corp.
*
(Software) 55 705
Digital Turbine, Inc.
*
(Software) 352 956
DigitalBridge Group, Inc. (Real Estate Management &
Development) 574 5,063
DigitalOcean Holdings, Inc.
*
(IT Services) 240 8,014
Dime Community Bancshares, Inc. (Banks) 144 4,015
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure) 54 1,257
Diodes, Inc.
*
(Semiconductors & Semiconductor
Equipment) 165 7,123
Disc Medicine, Inc.
*
(Biotechnology) 82 4,070
Diversified Energy Co. PLC (Oil, Gas & Consumable
Fuels) 170 2,298
Diversified Healthcare Trust
*
(Health Care REITs) 789 1,894
DLH Holdings Corp.
*
(Professional Services) 31 126
DMC Global, Inc.
*
(Energy Equipment & Services) 71 598
DNOW, Inc.
*
(Trading Companies & Distributors) 381 6,507
DocGo, Inc.
*
(Health Care Providers & Services) 367 969
Dole PLC (Food Products) 271 3,916

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Domo, Inc.
*
- Class B (Software) 125 $ 970
Donegal Group, Inc. - Class A (Insurance) 57 1,119
Donnelley Financial Solutions, Inc.
*
(Capital Markets) 101 4,415
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels) 131 2,927
Dorman Products, Inc.
*
(Automobile Components) 93 11,210
Douglas Dynamics, Inc. (Machinery) 82 1,905
Douglas Emmett, Inc. (Office REITs) 583 9,328
Dream Finders Homes, Inc.
*
- Class A (Household
Durables) 101 2,279
Drilling Tools International Corp.
*
(Energy Equipment
& Services) 44 104
Driven Brands Holdings, Inc.
*
(Commercial Services &
Supplies) 216 3,702
Ducommun, Inc.
*
(Aerospace & Defense) 49 2,843
D-Wave Quantum, Inc.
*
(Software) 660 5,016
DXP Enterprises, Inc.
*
(Trading Companies &
Distributors) 44 3,619
Dycom Industries, Inc.
*
(Construction & Engineering) 103 15,691
Dynavax Technologies Corp.
*
(Biotechnology) 476 6,174
Dyne Therapeutics, Inc.
*
(Biotechnology) 302 3,159
Dynex Capital, Inc.
*
(Mortgage REITs) 304 3,958
E2open Parent Holdings, Inc.
*
(Software) 739 1,478
Eagle Bancorp, Inc. (Banks) 107 2,247
Easterly Government Properties, Inc. (Office REITs) 360 3,816
Eastern Bankshares, Inc. (Banks) 697 11,431
Eastman Kodak Co.
*
(Technology Hardware, Storage &
Peripherals) 218 1,378
EchoStar Corp.
*
- Class A (Media) 440 11,254
Ecovyst, Inc.
*
(Chemicals) 420 2,604
Edgewell Personal Care Co. (Personal Care Products) 173 5,399
Edgewise Therapeutics, Inc.
*
(Pharmaceuticals) 266 5,852
Editas Medicine, Inc.
*
(Biotechnology) 299 347
eGain Corp.
*
(Software) 63 306
El Pollo Loco Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 93 958
Elevation Oncology, Inc.
*
(Biotechnology) 204 53
Eliem Therapeutics, Inc.
*
(Biotechnology) 106 129
Ellington Financial, Inc. (Mortgage REITs) 318 4,217
Elme Communities (Residential REITs) 318 5,533
Embecta Corp. (Health Care Equipment & Supplies) 209 2,665
Emerald Holding, Inc.
*
(Media) 55 216
Empire Petroleum Corp. (Oil, Gas & Consumable Fuels) 57 358
Empire State Realty Trust, Inc. - Class A (Equity REIT
- Diversified) 492 3,847
Employers Holdings, Inc. (Insurance) 89 4,507
Enact Holdings, Inc. (Financial Services) 103 3,579
Enanta Pharmaceuticals, Inc.
*
(Biotechnology) 73 403
Encore Capital Group, Inc.
*
(Consumer Finance) 85 2,914
Encore Energy Corp.
*
(Oil, Gas & Consumable Fuels) 656 899
Energizer Holdings, Inc. (Household Products) 260 7,779
Energy Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 677 2,525
Energy Recovery, Inc.
*
(Machinery) 205 3,257
Energy Vault Holdings, Inc.
*
(Electrical Equipment) 383 266
Enerpac Tool Group Corp. (Machinery) 196 8,793
EnerSys (Electrical Equipment) 142 13,004
Enfusion, Inc.
*
- Class A (Software) 182 2,029
Enhabit, Inc.
*
(Health Care Providers & Services) 180 1,582
Enliven Therapeutics, Inc.
*
(Pharmaceuticals) 132 2,598
Ennis, Inc. (Commercial Services & Supplies) 92 1,848
Enova International, Inc.
*
(Consumer Finance) 92 8,884
Enovix Corp.
*(a)
(Electrical Equipment) 594 4,360
Enpro, Inc. (Machinery) 76 12,296
Enstar Group, Ltd.
*
(Insurance) 46 15,289
Enterprise Bancorp, Inc.
*
(Banks) 36 1,401
Enterprise Financial Services Corp. (Banks) 132 7,094
Common Stocks (75.8%), continued
Shares Value
Entrada Therapeutics, Inc.
*
(Biotechnology) 89 $ 805
Entravision Communications Corp. - Class A (Media) 222 466
Enviri Corp. (Commercial Services & Supplies) 286 1,902
ePlus, Inc.
*
(Electronic Equipment, Instruments &
Components) 95 5,798
Equity Bancshares, Inc.
*
- Class A (Banks) 59 2,325
Erasca, Inc.
*
(Biotechnology) 664 910
Escalade, Inc. (Leisure Products) 36 551
ESCO Technologies, Inc. (Machinery) 94 14,957
Esperion Therapeutics, Inc.
*
(Pharmaceuticals) 683 984
Esquire Financial Holdings, Inc. (Banks) 26 1,960
ESSA Bancorp, Inc. (Banks) 30 566
Essent Group, Ltd. (Financial Services) 377 21,760
Essential Properties Realty Trust, Inc. (Equity REIT
- Diversified) 634 20,695
Ethan Allen Interiors, Inc. (Household Durables) 83 2,299
European Wax Center, Inc.
*
- Class A (Diversified
Consumer Services) 113 446
Eve Holding, Inc.
*
(Aerospace & Defense) 189 627
Eventbrite, Inc.
*
- Class A (Entertainment) 287 606
EverCommerce, Inc.
*
(Software) 76 766
Everi Holdings, Inc.
*
(Hotels, Restaurants & Leisure) 293 4,005
EverQuote, Inc.
*
- Class A (Interactive Media &
Services) 91 2,383
Everspin Technologies, Inc.
*
(Semiconductors &
Semiconductor Equipment) 72 367
EVERTEC, Inc. (Financial Services) 230 8,457
EVgo, Inc.
*
(Specialty Retail) 448 1,192
EVI Industries, Inc. (Trading Companies & Distributors) 24 403
Evolent Health, Inc.
*
- Class A (Health Care Technology) 417 3,949
Evolus, Inc.
*
(Pharmaceuticals) 202 2,430
Evolution Petroleum Corp. (Oil, Gas & Consumable
Fuels) 111 575
Evolv Technologies Holdings, Inc.
*
(Electronic
Equipment, Instruments & Components) 478 1,491
Excelerate Energy, Inc. - Class A (Oil, Gas &
Consumable Fuels) 60 1,721
ExlService Holdings, Inc.
*
(Professional Services) 568 26,814
eXp World Holdings, Inc. (Real Estate Management &
Development) 296 2,895
Exponent, Inc. (Professional Services) 183 14,834
Expro Group Holdings N.V.
*
(Energy Equipment &
Services) 342 3,399
Extreme Networks, Inc.
*
(Communications Equipment) 466 6,165
EyePoint Pharmaceuticals, Inc.
*
(Pharmaceuticals) 236 1,279
F&G Annuities & Life, Inc. (Insurance) 67 2,415
Fabrinet
*
(Electronic Equipment, Instruments &
Components) 132 26,071
Farmers & Merchants Bancorp, Inc. (Banks) 46 1,100
Farmers National Banc Corp. (Banks) 132 1,723
Farmland Partners, Inc. (Specialized REITs) 159 1,773
FARO Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 68 1,856
Fastly, Inc.
*
- Class A (IT Services) 478 3,026
Fate Therapeutics, Inc.
*
(Biotechnology) 362 286
FB Financial Corp. (Banks) 128 5,934
Federal Agricultural Mortgage Corp. - Class C (Financial
Services) 33 6,188
Federal Signal Corp. (Machinery) 217 15,960
Fennec Pharmaceuticals, Inc.
*
(Biotechnology) 86 524
Fibrobiologics, Inc.
*
(Biotechnology) 99 89
Fidelis Insurance Holdings, Ltd. (Insurance) 179 2,900
Fidelity D&D Bancorp, Inc. (Banks) 17 707
Figs, Inc.
*
- Class A (Textiles, Apparel & Luxury Goods) 469 2,153
Financial Institutions, Inc. (Banks) 69 1,722

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
First Advantage Corp.
*
(Professional Services) 216 $ 3,043
First Bancorp (Banks) 585 11,214
First Bancorp (Banks) 145 5,820
First Bank (Banks) 76 1,126
First Busey Corp.
*
(Banks) 302 6,523
First Business Financial Services, Inc. (Banks) 28 1,320
First Commonwealth Financial Corp. (Banks) 365 5,672
First Community Bancshares, Inc.
*
(Banks) 61 2,299
First Financial Bancorp (Banks) 341 8,518
First Financial Bankshares, Inc. (Banks) 470 16,882
First Financial Corp. (Banks) 41 2,008
First Financial Northwest, Inc.
*
(Banks) 25 567
First Foundation, Inc. (Banks) 230 1,194
First Internet Bancorp (Banks) 29 777
First Interstate BancSystem, Inc. - Class A (Banks) 287 8,223
First Merchants Corp. (Banks) 211 8,533
First Mid Bancshares, Inc. (Banks) 83 2,897
First Watch Restaurant Group, Inc.
*
(Hotels, Restaurants
& Leisure) 139 2,314
First Western Financial, Inc.
*
(Banks) 29 570
FirstCash Holdings, Inc. (Consumer Finance) 139 16,724
FiscalNote Holdings, Inc.
*
(Professional Services) 267 216
Five Star Bancorp (Banks) 60 1,668
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels) 110 2,529
Flexsteel Industries, Inc. (Household Durables) 17 621
Flowco Holdings, Inc.
*
- Class A (Oil & Gas Services &
Equipment) 71 1,821
Fluence Energy, Inc.
*
(Electrical Equipment) 223 1,082
Fluor Corp. (Construction & Engineering) 617 22,101
Flushing Financial Corp. (Banks) 115 1,461
Flywire Corp.
*
(Financial Services) 436 4,142
Foghorn Therapeutics, Inc.
*
(Biotechnology) 91 332
Foot Locker, Inc. (Specialty Retail) 301 4,244
Forafric Global PLC
*
(Food Products) 20 172
Forestar Group, Inc.
*
(Real Estate Management &
Development) 69 1,459
Forge Global Holdings, Inc.
*
(Capital Markets) 425 239
FormFactor, Inc.
*
(Semiconductors & Semiconductor
Equipment) 280 7,921
Forrester Research, Inc.
*
(Professional Services) 42 388
Forum Energy Technologies, Inc.
*
(Energy Equipment &
Services) 42 845
Forward Air Corp. (Air Freight & Logistics) 90 1,808
Four Corners Property Trust, Inc. (Specialized REITs) 349 10,016
Fox Factory Holding Corp.
*
(Automobile Components) 153 3,571
Fractyl Health, Inc.
*
(Health Care Equipment &
Supplies) 123 146
Franklin BSP Reality Trust, Inc. (Mortgage REITs) 297 3,784
Franklin Covey Co.
*
(Professional Services) 41 1,132
Franklin Electric Co., Inc. (Machinery) 164 15,396
Franklin Street Properties Corp.
*
(Office REITs) 352 627
Fresh Del Monte Produce, Inc. (Food Products) 122 3,761
Freshworks, Inc.
*
- Class A (Software) 747 10,540
Freyr Battery, Inc.
*
(Electrical Equipment) 405 510
Frontdoor, Inc.
*
(Diversified Consumer Services) 278 10,681
Frontier Group Holdings, Inc.
*
(Passenger Airlines) 152 660
FrontView REIT, Inc. (Retail REITs) 52 665
FRP Holdings, Inc.
*
(Real Estate Management &
Development) 48 1,371
FS Bancorp, Inc. (Banks) 24 912
FTAI Aviation, Ltd. (Trading Companies & Distributors) 367 40,749
FTAI Infrastructure, Inc. (Ground Transportation) 364 1,649
fuboTV, Inc.
*
(Interactive Media & Services) 1,199 3,501
FuelCell Energy, Inc.
*
(Electrical Equipment) 74 340
Fulcrum Therapeutics, Inc.
*
(Pharmaceuticals) 195 562
Common Stocks (75.8%), continued
Shares Value
Fulgent Genetics, Inc.
*
(Health Care Providers &
Services) 74 $ 1,251
Full House Resorts, Inc.
*
(Hotels, Restaurants & Leisure) 122 510
Fulton Financial Corp. (Banks) 656 11,867
Funko, Inc.
*
- Class A (Leisure Products) 114 782
FutureFuel Corp.
*
(Oil, Gas & Consumable Fuels) 94 367
FVCBankcorp, Inc.
*
(Banks) 60 634
Galectin Therapeutics, Inc.
*
(Biotechnology) 32 39
Gambling.com Group, Ltd.
*
(Media) 59 745
Gannett Co., Inc.
*
(Media) 513 1,483
GATX Corp. (Trading Companies & Distributors) 129 20,030
GCM Grosvenor, Inc. - Class A (Capital Markets) 156 2,064
GCT Semiconductor Holding, Inc.
*
(Semiconductors &
Semiconductor Equipment) 28 46
Genco Shipping & Trading, Ltd. (Marine Transportation) 152 2,031
Gencor Industries, Inc.
*
(Machinery) 37 450
GeneDx Holdings Corp.
*
(Health Care Providers &
Services) 46 4,074
Generation Bio Co.
*
(Biotechnology) 179 73
Genesco, Inc.
*
(Specialty Retail) 38 807
Genie Energy, Ltd. - Class B (Electric Utilities) 46 692
Gentherm, Inc.
*
(Automobile Components) 111 2,968
Genworth Financial, Inc.
*
- Class A (Insurance) 1,530 10,848
Geospace Technologies Corp.
*
(Energy Equipment &
Services) 44 317
German American Bancorp, Inc.
*
(Banks) 103 3,863
Geron Corp.
*
(Biotechnology) 2,136 3,396
Getty Images Holdings, Inc.
*
(Interactive Media &
Services) 362 626
Getty Realty Corp. (Retail REITs) 182 5,675
Gibraltar Industries, Inc.
*
(Building Products) 110 6,453
GigaCloud Technology, Inc.
*
- Class A (Distributors) 85 1,207
G-III Apparel Group, Ltd.
*
(Textiles, Apparel & Luxury
Goods) 141 3,856
Glacier Bancorp, Inc. (Banks) 412 18,219
Gladstone Commercial Corp. (Equity REIT - Diversified) 158 2,367
Gladstone Land Corp. (Specialized REITs) 121 1,273
Glaukos Corp.
*
(Health Care Equipment & Supplies) 177 17,420
Global Business Travel Group I
*
(Hotels, Restaurants &
Leisure) 453 3,289
Global Industrial Co. (Trading Companies &
Distributors) 49 1,098
Global Medical REIT, Inc. (Health Care REITs) 224 1,960
Global Net Lease, Inc. (Equity REIT - Diversified) 725 5,829
Global Water Resources, Inc. (Water Utilities) 42 433
Globalstar, Inc.
*
(Telecommunications) 177 3,692
GMS, Inc.
*
(Trading Companies & Distributors) 141 10,317
Gogo, Inc.
*
(Wireless Telecommunication Services) 239 2,060
GoHealth, Inc.
*
(Insurance) 16 196
Golar LNG, Ltd.
*
(Oil, Gas & Consumable Fuels) 357 13,562
Golden Entertainment, Inc. ARS (Hotels, Restaurants &
Leisure) 69 1,821
Golden Matrix Group, Inc.
*
(Entertainment) 78 154
Golden Ocean Group, Ltd. (Marine Transportation) 440 3,511
Goosehead Insurance, Inc. - Class A (Insurance) 81 9,563
GoPro, Inc.
*
- Class A (Household Durables) 461 306
GrafTech International, Ltd. (Electrical Equipment) 935 818
Graham Corp. (Machinery) 37 1,066
Graham Holdings Co. (Diversified Consumer Services) 12 11,530
Granite Construction, Inc. (Construction & Engineering) 159 11,989
Granite Point Mortgage Trust, Inc. (Mortgage REITs) 178 463
Granite Ridge Resources, Inc. (Oil, Gas & Consumable
Fuels) 190 1,155
Gray Television, Inc. (Media) 309 1,335

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Great Lakes Dredge & Dock Corp.
*
(Construction &
Engineering) 238 $ 2,071
Great Southern Bancorp, Inc. (Banks) 31 1,716
Green Brick Partners, Inc.
*
(Household Durables) 112 6,531
Green Dot Corp.
*
- Class A (Consumer Finance) 194 1,637
Green Plains, Inc.
*
(Oil, Gas & Consumable Fuels) 230 1,116
Greene County Bancorp, Inc. (Banks) 25 603
Greenlight Capital Re, Ltd.
*
- Class A (Insurance) 98 1,328
Greenwich Lifesciences, Inc.
*
(Biotechnology) 22 210
Greif, Inc. - Class A (Containers & Packaging) 90 4,949
Greif, Inc.
*
- Class B (Containers & Packaging) 17 1,008
Grid Dynamics Holdings, Inc.
*
(IT Services) 222 3,474
Griffon Corp. (Building Products) 142 10,153
Grindr, Inc.
*
(Interactive Media & Services) 89 1,593
Group 1 Automotive, Inc. (Specialty Retail) 47 17,951
Groupon, Inc.
*
(Broadline Retail) 84 1,576
GrowGeneration Corp.
*
(Specialty Retail) 202 218
Guaranty Bancshares, Inc.
*
(Banks) 28 1,121
Guardant Health, Inc.
*
(Health Care Providers &
Services) 432 18,403
Guardian Pharmacy Services, Inc.
*
(Consumer Staples
Distribution & Retail) 31 659
Gulport Energy Corp.
*
(Oil, Gas & Consumable Fuels) 46 8,470
Gyre Therapeutics, Inc.
*
(Biotechnology) 25 193
H&E Equipment Services, Inc. (Trading Companies &
Distributors) 117 11,090
H.B. Fuller Co. (Chemicals) 198 11,112
HA Sustainable Infrastructure Capital, Inc. (Financial
Services) 425 12,427
Haemonetics Corp.
*
(Health Care Equipment &
Supplies) 179 11,375
Hallador Energy Co.
*
(Oil, Gas & Consumable Fuels) 91 1,117
Halozyme Therapeutics, Inc.
*
(Biotechnology) 451 28,778
Hamilton Beach Brands Holding Co.
*
- Class A
(Household Durables) 30 583
Hamilton Insurance Group, Ltd.
*
- Class B (Insurance) 150 3,110
Hamilton Lane, Inc. - Class A (Capital Markets) 143 21,259
Hancock Whitney Corp. (Banks) 313 16,417
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods) 1,276 7,363
Hanmi Financial Corp. (Banks) 109 2,470
HarborOne Bancorp, Inc. (Banks) 136 1,410
Harmonic, Inc.
*
(Communications Equipment) 399 3,826
Harmony Biosciences Holdings, Inc.
*
(Pharmaceuticals) 138 4,580
Harrow, Inc.
*
(Pharmaceuticals) 110 2,926
Harvard Bioscience, Inc.
*
(Life Sciences Tools &
Services) 147 83
Haverty Furniture Cos., Inc. (Specialty Retail) 53 1,045
Hawaiian Electric Industries, Inc. (Electric Utilities) 628 6,877
Hawkins, Inc. (Chemicals) 70 7,414
HBT Financial, Inc. (Banks) 46 1,031
HCI Group, Inc. (Insurance) 30 4,477
Health Catalyst, Inc.
*
(Health Care Technology) 216 978
Healthcare Services Group, Inc. (Commercial Services
& Supplies) 266 2,681
HealthEquity, Inc.
*
(Health Care Providers & Services) 310 27,394
HealthStream, Inc. (Health Care Technology) 88 2,832
Heartland Express, Inc. (Ground Transportation) 168 1,549
Hecla Mining Co. (Metals & Mining) 2,158 11,998
Heidrick & Struggles International, Inc. (Professional
Services) 73 3,127
Heilos Technologies, Inc. (Machinery) 120 3,851
Helen of Troy, Ltd.
*
(Household Durables) 82 4,386
Helix Energy Solutions Group, Inc.
*
(Energy Equipment
& Services) 520 4,321
Helmerich & Payne, Inc. (Energy Equipment & Services) 356 9,299
Common Stocks (75.8%), continued
Shares Value
Herbalife, Ltd.
*
(Personal Care Products) 365 $ 3,150
Herc Holdings, Inc. (Trading Companies & Distributors) 102 13,696
Heritage Commerce Corp. (Banks) 215 2,047
Heritage Financial Corp. (Banks) 122 2,968
Heritage Insurance Holdings, Inc.
*
(Insurance) 83 1,197
Heron Therapeutics, Inc.
*
(Biotechnology) 424 933
Hertz Global Holdings, Inc.
*(a)
(Ground Transportation) 443 1,745
HF Foods Group, Inc.
*
(Consumer Staples Distribution
& Retail) 145 711
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels) 53 671
Hillenbrand, Inc. (Machinery) 254 6,132
HilleVax, Inc.
*
(Biotechnology) 114 165
Hillman Solutions Corp. (Machinery) 710 6,241
Hilltop Holdings, Inc.
*
(Banks) 168 5,116
Hilton Grand Vacations, Inc.
*
(Hotels, Restaurants &
Leisure) 251 9,390
Himalaya Shipping, Ltd. (Marine Transportation) 107 586
Hims & Hers Health, Inc.
*
(Health Care Providers &
Services) 698 20,626
Hingham Institution for Savings (Banks) 6 1,427
Hippo Holdings, Inc.
*
(Insurance) 71 1,815
HireQuest, Inc. (Professional Services) 20 238
HNI Corp. (Commercial Services & Supplies) 172 7,628
Holley, Inc.
*
(Automobile Components) 168 432
Hologic, Inc.
*
(Biotechnology) 113 436
Home Bancorp, Inc. (Banks) 25 1,120
Home BancShares, Inc. (Banks) 673 19,025
HomeStreet, Inc.
*
(Banks) 66 775
HomeTrust Bancshares, Inc. (Banks) 53 1,817
Hooker Funrishings Corp. (Household Durables) 38 382
Hope Bancorp, Inc. (Banks) 419 4,387
Horace Mann Educators Corp. (Insurance) 149 6,367
Horizon Bancorp, Inc. (Banks) 157 2,368
Hovnanian Enterprises, Inc.
*
- Class A (Household
Durables) 18 1,885
Hub Group, Inc. - Class A (Air Freight & Logistics) 216 8,029
Hudson Pacific Properties, Inc. (Office REITs) 494 1,457
Hudson Technologies, Inc.
*
(Trading Companies &
Distributors) 161 993
Humacyte, Inc.
*
(Biotechnology) 327 558
Huron Consulting Group, Inc.
*
(Professional Services) 63 9,037
Hut 8 Corp.
*
(Software) 293 3,405
Hyliion Holdings Corp.
*
(Machinery) 504 706
Hyster-Yale, Inc. - Class A (Machinery) 41 1,703
I3 Verticals, Inc.
*
- Class A (Financial Services) 82 2,023
i-80 Gold Corp.
*
(Metals & Mining) 1,144 666
IBEX Holdings, Ltd.
*
(Professional Services) 31 755
Ibotta, Inc.
*
- Class A (Media) 56 2,363
ICF International, Inc. (Professional Services) 67 5,693
Ichor Holdings, Ltd.
*
(Semiconductors & Semiconductor
Equipment) 119 2,691
ICU Medical, Inc.
*
(Health Care Equipment & Supplies) 77 10,692
Ideaya Biosciences, Inc.
*
(Biotechnology) 312 5,111
IDT Corp. - Class B (Diversified Telecommunication
Services) 56 2,873
IES Holdings, Inc.
*
(Construction & Engineering) 30 4,953
IGM Biosciences, Inc.
*
(Biotechnology) 55 63
iHeartMedia, Inc.
*
- Class A (Media) 379 625
IMAX Corp.
*
(Entertainment) 155 4,084
Immersion Corp. (Technology Hardware, Storage &
Peripherals) 111 841
ImmunityBio, Inc.
*(a)
(Biotechnology) 552 1,662
Immunome, Inc.
*
(Biotechnology) 256 1,723
Immunovant, Inc.
*
(Biotechnology) 210 3,589

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Impinj, Inc.
*
(Semiconductors & Semiconductor
Equipment) 83 $ 7,528
Independence Realty Trust, Inc. (Residential REITs) 816 17,324
Independent Bank Corp.
*
(Banks) 72 2,217
Independent Bank Corp. (Banks) 153 9,585
indie Semiconductor, Inc.
*(a)
- Class A (Semiconductors
& Semiconductor Equipment) 609 1,239
Industrial Logistics Properties Trust (Industrial REITs) 236 812
Infinity Natural Resources, Inc.
*
- Class A (Oil & Gas
Producers) 46 863
Information Services Group, Inc. (IT Services) 129 504
InfuSystem Holdings, Inc.
*
(Health Care Providers &
Services) 72 387
Ingevity Corp.
*
(Chemicals) 132 5,226
Ingles Markets, Inc. - Class A (Consumer Staples
Distribution & Retail) 52 3,387
Inhibrx Biosciences, Inc.
*
(Biotechnology) 42 588
Inmode, Ltd.
*
(Health Care Equipment & Supplies) 237 4,204
Inmune Bio, Inc.
*
(Biotechnology) 49 383
Innodata, Inc.
*
(Professional Services) 98 3,518
Innospec, Inc. (Chemicals) 90 8,528
Innovage Holding Corp.
*
(Health Care Providers &
Services) 69 206
Innovative Industrial Properties, Inc. (Industrial REITs) 102 5,517
Innovex International, Inc.
*
(Energy Equipment &
Services) 128 2,299
Innoviva, Inc.
*
(Pharmaceuticals) 200 3,626
Inogen, Inc.
*
(Health Care Equipment & Supplies) 87 620
Inovio Pharmaceuticals, Inc.
*
(Biotechnology) 131 214
Inozyme Pharma, Inc.
*
(Biotechnology) 194 177
Insight Enterprises, Inc.
*
(Electronic Equipment,
Instruments & Components) 98 14,699
Insmed, Inc.
*
(Biotechnology) 623 47,530
Insperity, Inc. (Professional Services) 130 11,600
Inspired Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 79 675
Installed Building Products, Inc. (Household Durables) 86 14,746
Insteel Industries, Inc. (Building Products) 68 1,788
Intapp, Inc.
*
(Software) 193 11,267
Integer Holdings Corp.
*
(Health Care Equipment &
Supplies) 120 14,161
Integra LifeSciences Holdings Corp.
*
(Health Care
Equipment & Supplies) 244 5,366
Integral Ad Science Holding Corp.
*
(Media) 264 2,128
Intellia Therapeutics, Inc.
*
(Biotechnology) 367 2,609
Inter Parfums, Inc. (Personal Care Products) 66 7,515
InterDigital, Inc. (Software) 91 18,814
Interface, Inc. (Commercial Services & Supplies) 207 4,107
International Bancshares Corp. (Banks) 195 12,297
International Game Technology PLC (Hotels,
Restaurants & Leisure) 411 6,683
International Money Express, Inc.
*
(Financial Services) 109 1,376
International Seaways, Inc. (Oil, Gas & Consumable
Fuels) 146 4,847
Intrepid Potash, Inc.
*
(Chemicals) 39 1,146
Intuitive Machines, Inc.
*
(Aerospace & Defense) 151 1,125
InvenTrust Properties Corp. (Retail REITs) 280 8,224
Invesco Mortgage Capital, Inc. (Mortgage REITs) 221 1,744
Investar Holding Corp. (Banks) 33 581
Investors Title Co.
*
(Insurance) 5 1,205
Invivyd, Inc.
*
(Biotechnology) 286 173
IonQ, Inc.
*
(Technology Hardware, Storage &
Peripherals) 734 16,199
Iovance Biotheraputics, Inc.
*
(Biotechnology) 992 3,303
iRadimed Corp. (Health Care Equipment & Supplies) 29 1,522
Common Stocks (75.8%), continued
Shares Value
iRhythm Technologies, Inc.
*
(Health Care Equipment &
Supplies) 113 $ 11,829
iRobot Corp.
*
(Household Durables) 109 294
Ironwood Pharmaceuticals, Inc.
*
(Biotechnology) 511 751
Ispire Technology, Inc.
*
(Tobacco) 69 188
iTeos Therapeutics, Inc.
*
(Biotechnology) 96 573
Itron, Inc.
*
(Electronic Equipment, Instruments &
Components) 163 17,076
Ivanhoe Electric, Inc.
*
(Metals & Mining) 302 1,755
J & J Snack Foods Corp. (Food Products) 55 7,245
J Jill, Inc. (Specialty Retail) 22 430
Jack in the Box, Inc. (Hotels, Restaurants & Leisure) 68 1,849
Jackson Financial, Inc. - Class A (Financial Services) 264 22,119
JAKKS Pacific, Inc.
*
(Leisure Products) 29 715
James River Group Holdings, Ltd. (Insurance) 135 567
Jamf Holding Corp.
*
(Software) 301 3,657
Janus International Group, Inc.
*
(Building Products) 495 3,564
Janux Therapeutics, Inc.
*
(Biotechnology) 114 3,078
Jasper Therapeutics, Inc.
*
(Biotechnology) 41 176
JBG SMITH Properties (Office REITs) 295 4,752
JELD-WEN Holding, Inc.
*
(Building Products) 305 1,821
JetBlue Airways Corp.
*
(Passenger Airlines) 1,128 5,437
Joby Aviation, Inc.
*(a)
(Passenger Airlines) 1,561 9,397
John B. Sanfilippo & Son, Inc. (Food Products) 32 2,268
John Bean Technologies Corp. (Machinery) 170 20,774
John Marshall Bancorp, Inc. (Banks) 45 743
John Wiley & Sons, Inc. - Class A (Media) 142 6,328
Johnson Outdoors, Inc. - Class A (Leisure Products) 17 422
Kadant, Inc. (Machinery) 42 14,150
Kaiser Aluminum Corp. (Metals & Mining) 58 3,516
Kaltura, Inc.
*
(Software) 352 662
KalVista Pharmaceuticals, Inc.
*
(Biotechnology) 141 1,627
KAR Auction Services, Inc.
*
(Commercial Services &
Supplies) 383 7,384
Karat Packaging, Inc. (Trading Companies &
Distributors) 25 665
KB Home (Household Durables) 231 13,426
Kearney Financial Corp. (Banks) 198 1,239
Kelly Services, Inc. - Class A (Professional Services) 113 1,488
Kennametal, Inc. (Machinery) 281 5,985
Kennedy-Wilson Holdings, Inc. (Real Estate
Management & Development) 411 3,567
Keros Therapeutics, Inc.
*
(Biotechnology) 120 1,223
Kforce, Inc. (Professional Services) 66 3,227
Kimball Electronics, Inc.
*
(Electronic Equipment,
Instruments & Components) 88 1,448
KinderCare Learning Cos., Inc.
*
(Diversified Consumer
Services) 101 1,171
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels) 138 7,168
Kingsway Financial Services, Inc.
*
(Insurance) 46 364
Kiniksa Pharmaceuticals International PLC
*
(Biotechnology) 139 3,087
Kite Realty Group Trust (Retail REITs) 784 17,537
KKR Real Estate Finance Trust, Inc. (Mortgage REITs) 212 2,290
Knife River Corp. (Construction Materials) 205 18,494
Knowles Corp.
*
(Electronic Equipment, Instruments &
Components) 314 4,773
Kodiak Gas Services, Inc. (Energy Equipment &
Services) 163 6,080
Kodiak Sciences, Inc.
*
(Biotechnology) 118 331
Kontoor Brands, Inc. (Textiles, Apparel & Luxury
Goods) 199 12,761
Koppers Holdings, Inc. (Chemicals) 71 1,988
Korn Ferry (Professional Services) 185 12,549
Korro Bio, Inc.
*
(Biotechnology) 22 383

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Kosmos Energy, Ltd.
*
(Oil, Gas & Consumable Fuels) 1,690 $ 3,853
Kratos Defense & Security Solutions, Inc.
*
(Aerospace
& Defense) 534 15,854
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure) 309 1,520
Kronos Worldwide, Inc.
*
(Chemicals) 79 591
Krystal Biotech, Inc.
*
(Biotechnology) 90 16,227
Kulicke & Soffa Industries, Inc. (Semiconductors &
Semiconductor Equipment) 189 6,233
Kura Oncology, Inc.
*
(Biotechnology) 267 1,762
Kura Sushi USA, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 24 1,229
Kymera Therapeutics, Inc.
*
(Biotechnology) 170 4,653
Kyverna Therapeutics, Inc.
*
(Biotechnology) 93 179
L.B. Foster Co.
*
- Class A (Machinery) 32 630
Ladder Capital Corp. (Mortgage REITs) 410 4,678
Lakeland Financial Corp. (Banks) 90 5,350
Lancaster Colony Corp. (Food Products) 71 12,425
Landec Corp.
*
(Life Sciences Tools & Services) 91 641
Lands' End, Inc.
*
(Specialty Retail) 50 509
Landsea Home Corp.
*
(Household Durables) 104 668
Lantheus Holdings, Inc.
*
(Health Care Equipment &
Supplies) 249 24,303
LanzaTech Global, Inc.
*
(Commercial Services &
Supplies) 404 98
Larimar Therapeutics, Inc.
*
(Biotechnology) 152 327
Latham Group, Inc.
*
(Leisure Products) 146 939
Laureate Education, Inc.
*
- Class A (Diversified
Consumer Services) 471 9,632
Lawson Products, Inc.
*
(Trading Companies &
Distributors) 38 1,064
La-Z-Boy, Inc. (Household Durables) 151 5,903
LCI Industries (Automobile Components) 90 7,869
LCNB Corp. (Banks) 46 680
Legacy Housing Corp.
*
(Household Durables) 40 1,009
Legalzoom.com, Inc.
*
(Professional Services) 456 3,926
LeMaitre Vascular, Inc. (Health Care Equipment &
Supplies) 73 6,125
Lemonade, Inc.
*
(Insurance) 189 5,940
LendingClub Corp.
*
(Consumer Finance) 399 4,118
LendingTree, Inc.
*
(Consumer Finance) 36 1,810
LENZ Therapeutics, Inc.
*
(Biotechnology) 45 1,157
Leonardo DRS, Inc.
*
(Aerospace & Defense) 266 8,746
Leslie's, Inc.
*
(Specialty Retail) 670 493
Lexeo Therapeutics, Inc.
*
(Biotechnology) 85 295
Lexicon Pharmaceuticals, Inc.
*
(Biotechnology) 415 191
Lexington Realty Trust (Industrial REITs) 1,050 9,083
LGI Homes, Inc.
*
(Household Durables) 75 4,985
Liberty Energy, Inc. (Energy Equipment & Services) 572 9,055
Liberty Latin America, Ltd.
*
- Class A (Diversified
Telecommunication Services) 114 722
Liberty Latin America, Ltd.
*
- Class C (Diversified
Telecommunication Services) 468 2,906
Life Time Group Holdings, Inc.
*
(Hotels, Restaurants &
Leisure) 304 9,181
Life360, Inc.
*
(Software) 38 1,459
LifeMD, Inc.
*
(Health Care Technology) 132 718
LifeStance Health Group, Inc.
*
(Health Care Providers
& Services) 504 3,357
Lifetime Brands, Inc. (Household Durables) 45 222
Lifeway Foods, Inc.
*
(Food Products) 16 391
Lifezone Metals, Ltd.
*
(Metals & Mining) 132 552
Ligand Pharmaceuticals, Inc.
*
(Pharmaceuticals) 65 6,834
Lightwave Logic, Inc.
*
(Electronic Equipment,
Instruments & Components) 444 455
Limbach Holdings, Inc.
*
(Construction & Engineering) 37 2,755
Common Stocks (75.8%), continued
Shares Value
Limoneira Co.
*
(Food Products) 60 $ 1,063
Lincoln Educational Services Corp.
*
(Diversified
Consumer Services) 94 1,492
Lindblad Expeditions Holdings, Inc.
*
(Hotels,
Restaurants & Leisure) 130 1,205
Lindsay Corp. (Machinery) 39 4,934
Lineage Cell Therapeutics, Inc.
*
(Biotechnology) 648 293
Linkbancorp, Inc.
*
(Banks) 80 542
Lions Gate Entertainment Corp.
*
- Class A
(Entertainment) 215 1,903
Lions Gate Entertainment Corp.
*
- Class B
(Entertainment) 450 3,564
Liquidia Corp.
*
(Pharmaceuticals) 229 3,378
Liquidity Services, Inc.
*
(Commercial Services &
Supplies) 78 2,419
LivaNova PLC
*
(Health Care Equipment & Supplies) 197 7,738
Live Oak Bancshares, Inc. (Banks) 125 3,333
LiveOne, Inc.
*
(Entertainment) 263 184
LiveRamp Holdings, Inc.
*
(Software) 232 6,064
Livewire Group, Inc.
*
(Automobiles) 66 132
LSB Industries, Inc.
*
(Chemicals) 193 1,272
LSI Industries, Inc. (Electrical Equipment) 103 1,751
LTC Properties, Inc. (Health Care REITs) 162 5,743
Lumen Technologies, Inc. (Diversified
Telecommunication Services) 3,656 14,333
Luminar Technologies, Inc.
*(a)
(Automobile Components) 93 501
Luxfer Holdings PLC (Machinery) 97 1,150
Lyell Immunopharma, Inc.
*
(Biotechnology) 580 312
Lyra Therapeutics, Inc.
*
(Pharmaceuticals) 175 22
M/I Homes, Inc.
*
(Household Durables) 96 10,961
Mack-Cali Realty Corp. (Residential REITs) 284 4,805
MacroGenics, Inc.
*
(Biotechnology) 222 282
Madison Square Garden Entertainment Corp.
*
(Entertainment) 143 4,682
Madrigal Pharmaceuticals, Inc.
*
(Biotechnology) 65 21,530
Magnite, Inc.
*
(Media) 454 5,180
Magnolia Oil & Gas Corp. - Class A (Oil, Gas &
Consumable Fuels) 626 15,813
Maiden Holdings, Ltd. (Insurance) 323 184
Malibu Boats, Inc.
*
- Class A (Leisure Products) 71 2,178
Mama's Creations, Inc.
*
(Food Products) 119 775
Mammoth Energy Services, Inc.
*
(Energy Equipment &
Services) 88 180
Mannkind Corp.
*
(Biotechnology) 973 4,894
MARA Holdings, Inc.
*
(Software) 1,232 14,168
Maravai LifeSciences Holdings, Inc.
*
- Class A (Life
Sciences Tools & Services) 399 882
Marcus & Millichap, Inc. (Real Estate Management &
Development) 85 2,928
Marine Products Corp. (Leisure Products) 32 268
MarineMax, Inc.
*
(Specialty Retail) 79 1,699
MarketWise, Inc. (Capital Markets) 143 71
Marqeta, Inc.
*
- Class A (Financial Services) 1,691 6,967
Marten Transport, Ltd. (Ground Transportation) 210 2,881
Masterbrand, Inc.
*
(Building Products) 458 5,981
MasterCraft Boat Holdings, Inc.
*
(Leisure Products) 60 1,033
Materion Corp. (Metals & Mining) 74 6,038
Mativ Holdings, Inc. (Chemicals) 195 1,215
Matrix Service Co.
*
(Construction & Engineering) 96 1,193
Matson, Inc. (Marine Transportation) 118 15,125
Matthews International Corp. - Class A (Commercial
Services & Supplies) 107 2,380
Maui Land & Pineapple Co., Inc.
*
(Real Estate
Management & Development) 27 474
MaxCyte, Inc.
*
(Life Sciences Tools & Services) 382 1,043

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Maximus, Inc. (Professional Services) 206 $ 14,047
MaxLinear, Inc.
*
(Semiconductors & Semiconductor
Equipment) 288 3,128
Mayville Engineering Co., Inc.
*
(Machinery) 47 631
Maze Therapeutics, Inc.
*
(Biotechnology) 32 352
MBIA, Inc.
*
(Insurance) 161 802
MBX Biosciences, Inc.
*
(Pharmaceuticals) 41 303
McGrath RentCorp (Trading Companies & Distributors) 88 9,803
Medallion Financial Corp.
*
(Consumer Finance) 67 584
MediaAlpha, Inc.
*
(Interactive Media & Services) 110 1,016
Medifast, Inc. (Personal Care Products) 39 526
MediWound, Ltd.
*
(Pharmaceuticals) 34 528
Mednax, Inc.
*
(Health Care Providers & Services) 311 4,506
MeiraGTx Holdings PLC
*
(Biotechnology) 170 1,153
Mercantile Bank Corp. (Banks) 57 2,476
Merchants Bancorp (Financial Services) 65 2,405
Mercury General Corp. (Insurance) 97 5,422
Mercury Systems, Inc.
*
(Aerospace & Defense) 188 8,101
MeridianLink, Inc.
*
(Software) 118 2,187
Merit Medical Systems, Inc.
*
(Health Care Equipment &
Supplies) 207 21,883
Meritage Homes Corp. (Household Durables) 260 18,428
Mersana Therapeutics, Inc.
*
(Biotechnology) 387 133
Mesa Laboratories, Inc. (Life Sciences Tools & Services) 19 2,255
Metagenomi, Inc.
*
(Biotechnology) 99 135
Metals Acquisition, Ltd.
*
- Class A (Metals & Mining) 195 1,860
Methode Electronics, Inc. (Electronic Equipment,
Instruments & Components) 127 810
Metrocity Bankshares, Inc. (Banks) 67 1,847
Metropolitan Bank Holding Corp.
*
(Banks) 38 2,128
Metsera, Inc.
*
(Biotechnology) 56 1,524
MFA Financial, Inc.
*
(Mortgage REITs) 370 3,796
MGE Energy, Inc. (Electric Utilities) 132 12,271
MGP Ingredients, Inc. (Beverages) 51 1,498
MicroVision, Inc.
*(a)
(Electronic Equipment, Instruments
& Components) 760 942
Mid Penn Bancorp, Inc. (Banks) 63 1,632
Middlefield Banc Corp. (Banks) 26 727
Middlesex Water Co. (Water Utilities) 64 4,102
Midland States Bankcorp, Inc. (Banks) 74 1,267
MidWestOne Financial Group, Inc.
*
(Banks) 69 2,043
Miller Industries, Inc. (Machinery) 40 1,695
MillerKnoll, Inc. (Commercial Services & Supplies) 246 4,708
MiMedx Group, Inc.
*
(Biotechnology) 428 3,253
Mind Medicine MindMed, Inc.
*
(Pharmaceuticals) 265 1,550
Minerals Technologies, Inc. (Chemicals) 115 7,311
Mineralys Therapeutics, Inc.
*
(Biotechnology) 103 1,636
Mirion Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 746 10,817
Mirum Pharmaceuticals, Inc.
*
(Biotechnology) 143 6,442
Mission Produce, Inc.
*
(Food Products) 157 1,645
Mister Car Wash, Inc.
*
(Diversified Consumer Services) 342 2,698
Mistras Group, Inc.
*
(Professional Services) 76 804
Mitek Systems, Inc.
*
(Software) 162 1,337
Modine Manufacturing Co.
*
(Automobile Components) 187 14,351
ModivCare, Inc.
*
(Health Care Providers & Services) 35 46
Moelis & Co. - Class A (Capital Markets) 255 14,882
Monarch Casino & Resort, Inc. (Hotels, Restaurants &
Leisure) 46 3,577
MoneyLion, Inc.
*
(Consumer Finance) 32 2,768
Monro, Inc. (Specialty Retail) 108 1,563
Montauk Renewables, Inc.
*
(Independent Power/
Renewable Electricity Producers) 238 497
Monte Rosa Therapeutics, Inc.
*
(Biotechnology) 149 691
Common Stocks (75.8%), continued
Shares Value
Montrose Environemental Group, Inc.
*
(Commercial
Services & Supplies) 115 $ 1,640
Moog, Inc. - Class A (Aerospace & Defense) 101 17,509
Movado Group, Inc. (Textiles, Apparel & Luxury Goods) 55 920
Mr. Cooper Group, Inc.
*
(Financial Services) 228 27,270
MRC Global, Inc.
*
(Trading Companies & Distributors) 304 3,490
Mueller Industries, Inc. (Machinery) 404 30,760
Mueller Water Products, Inc. - Class A, Series A
(Machinery) 561 14,261
Murphy Oil Corp. (Oil, Gas & Consumable Fuels) 501 14,228
MVB Financial Corp. (Banks) 41 710
Myers Industries, Inc. (Containers & Packaging) 134 1,599
MYR Group, Inc.
*
(Construction & Engineering) 58 6,559
Myriad Genetics, Inc.
*
(Biotechnology) 323 2,865
N-able, Inc.
*
(Software) 262 1,858
Nabors Industries, Ltd.
*
(Energy Equipment & Services) 33 1,376
NACCO Industries, Inc.
*
- Class A (Oil, Gas &
Consumable Fuels) 15 506
NANO Nuclear Energy, Inc.
*
(Electrical Equipment) 89 2,355
Nano-X Imaging, Ltd.
*
(Health Care Providers &
Services) 198 989
Napco Security Technologies, Inc.
*
(Electronic
Equipment, Instruments & Components) 127 2,924
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure) 10 964
National Bank Holdings Corp. - Class A (Banks) 133 5,090
National Bankshares, Inc. (Banks) 21 559
National Beverage Corp. (Beverages) 85 3,531
National CineMedia, Inc.
*
(Media) 252 1,472
National Health Investors, Inc. (Health Care REITs) 158 11,670
National HealthCare Corp. (Health Care Providers &
Services) 45 4,176
National Presto Industries, Inc.
*
(Aerospace & Defense) 19 1,670
National Research Corp. (Health Care Providers &
Services) 54 691
National Vision Holdings, Inc.
*
(Specialty Retail) 281 3,591
Natural Gas Services Group, Inc.
*
(Energy Equipment &
Services) 39 857
Natural Grocers by Vitamin Cottage, Inc. (Consumer
Staples Distribution & Retail) 34 1,367
Nature's Sunshine Products, Inc. (Personal Care
Products) 46 577
Nautilus Biotechnology, Inc.
*
(Life Sciences Tools &
Services) 176 152
Navient Corp. (Consumer Finance) 269 3,397
Navitas Semiconductor Corp.
*
(Semiconductors &
Semiconductor Equipment) 465 953
NB Bancorp, Inc.
*
(Banks) 141 2,548
NBT Bancorp, Inc. (Banks) 166 7,121
NCR Atleos Corp.
*
(Financial Services) 261 6,885
NCR Voyix Corp.
*
(Software) 526 5,129
Nektar Therapeutics
*
(Pharmaceuticals) 645 439
Nelnet, Inc. - Class A (Consumer Finance) 51 5,657
Neogen Corp.
*
(Health Care Equipment & Supplies) 788 6,832
NeoGenomics, Inc.
*
(Health Care Providers & Services) 461 4,375
NerdWallet, Inc.
*
- Class A (Consumer Finance) 127 1,149
Nerdy, Inc.
*
(Diversified Consumer Services) 281 399
Net Lease Office Properties
*
(Office REITs) 54 1,695
Net Power, Inc.
*
(Electrical Equipment) 80 210
NETGEAR, Inc.
*
(Communications Equipment) 101 2,470
NetScout Systems, Inc.
*
(Communications Equipment) 250 5,253
NETSTREIT Corp. (Retail REITs) 296 4,692
Neumora Therapeutics, Inc.
*
(Pharmaceuticals) 308 308
Neurogene, Inc.
*
(Biotechnology) 43 504
NeuroPace, Inc.
*
(Health Care Equipment & Supplies) 51 627
Nevro Corp.
*
(Health Care Equipment & Supplies) 133 777

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
New Jersey Resources Corp. (Gas Utilities) 360 $ 17,663
New York Community Bancorp, Inc. (Banks) 916 10,644
New York Mortgage Trust, Inc. (Mortgage REITs) 328 2,130
Newmark Group, Inc. - Class A (Real Estate
Management & Development) 476 5,793
Newpark Resources, Inc.
*
(Energy Equipment &
Services) 304 1,766
NewtekOne, Inc.
*
(Financial Services) 89 1,064
NexPoint Diversified Real Estate Trust (Equity REIT
- Diversified) 123 471
Nexpoint Real Estate Finance, Inc. (Mortgage REITs) 30 459
NexPoint Residential Trust, Inc. (Residential REITs) 81 3,202
NextDecade Corp.
*
(Oil, Gas & Consumable Fuels) 418 3,252
Nextdoor Holdings, Inc.
*
(Interactive Media & Services) 622 952
NextNav, Inc.
*
(Software) 289 3,517
NEXTracker, Inc.
*
- Class A (Electrical Equipment) 521 21,955
NI Holdings, Inc.
*
(Insurance) 28 399
Nicolet Bankshares, Inc.
*
(Banks) 49 5,339
Nkarta, Inc.
*
(Biotechnology) 191 351
NL Industries, Inc.
*
(Commercial Services & Supplies) 30 237
nLight, Inc.
*
(Electronic Equipment, Instruments &
Components) 168 1,305
NMI Holdings, Inc.
*
- Class A (Financial Services) 283 10,202
NN, Inc.
*
(Machinery) 168 380
Noble Corp. PLC (Energy Equipment & Services) 480 11,376
Nordic American Tankers, Ltd. (Oil, Gas & Consumable
Fuels) 736 1,811
Northeast Bank (Banks) 25 2,289
Northeast Community Bancorp, Inc. (Banks) 44 1,031
Northern Oil and Gas, Inc. (Oil, Gas & Consumable
Fuels) 354 10,701
Northern Technologies International Corp. (Chemicals) 28 291
Northfield Bancorp, Inc. (Banks) 138 1,506
Northrim Bancorp, Inc. (Banks) 19 1,391
Northwest Bancshares, Inc. (Banks) 460 5,529
Northwest Natural Holding Co. (Gas Utilities) 145 6,194
Northwest Pipe Co.
*
(Construction & Engineering) 35 1,446
NorthWestern Energy Group, Inc. (Multi-Utilities) 223 12,905
Norwood Financial Corp. (Banks) 30 725
Novagold Resources, Inc.
*
(Metals & Mining) 881 2,573
Novanta, Inc.
*
(Electronic Equipment, Instruments &
Components) 130 16,623
Novavax, Inc.
*
(Biotechnology) 557 3,570
Novocure, Ltd.
*
(Health Care Equipment & Supplies) 385 6,861
Nu Skin Enterprises, Inc. - Class A (Personal Care
Products) 179 1,300
Nurix Therapeutics, Inc.
*
(Biotechnology) 272 3,231
NuScale Power Corp.
*
(Electrical Equipment) 327 4,630
Nuvalent, Inc.
*
- Class A (Biotechnology) 127 9,007
Nuvation Bio, Inc.
*
(Pharmaceuticals) 655 1,153
NV5 Global, Inc.
*
(Professional Services) 206 3,970
NVE Corp. (Semiconductors & Semiconductor
Equipment) 17 1,084
Oak Valley Bancorp. (Banks) 25 624
Oceaneering International, Inc.
*
(Energy Equipment &
Services) 365 7,961
OceanFirst Financial Corp. (Banks) 208 3,538
Ocugen, Inc.
*
(Biotechnology) 1,045 738
Ocular Therapeutix, Inc.
*
(Pharmaceuticals) 571 4,185
Offerpad Solutions, Inc.
*
(Real Estate Management &
Development) 38 63
OFG Bancorp (Banks) 162 6,483
O-I Glass, Inc. (Containers & Packaging) 560 6,423
Oil States International, Inc.
*
(Energy Equipment &
Services) 218 1,123
Common Stocks (75.8%), continued
Shares Value
Oil-Dri Corp. of America (Household Products) 35 $ 1,607
Olaplex Holdings, Inc.
*
(Personal Care Products) 501 636
Old National Bancorp (Banks) 1,137 24,092
Old Second Bancorp, Inc. (Banks) 157 2,612
Olema Pharmaceuticals, Inc.
*
(Biotechnology) 148 556
Olo, Inc.
*
(Software) 384 2,319
Olympic Steel, Inc. (Metals & Mining) 36 1,135
Omega Flex, Inc. (Machinery) 13 452
Omeros Corp.
*
(Pharmaceuticals) 202 1,660
OmniAb, Inc.
*
(Life Sciences Tools & Services) 344 826
Omnicell, Inc.
*
(Health Care Equipment & Supplies) 165 5,768
ON24, Inc.
*
(Software) 100 520
ONE Gas, Inc. (Gas Utilities) 203 15,345
One Liberty Properties, Inc. (Equity REIT - Diversified) 57 1,497
OneSpan, Inc.
*
(Software) 137 2,089
OneSpaWorld Holdings, Ltd. (Diversified Consumer
Services) 363 6,095
OneWater Marine, Inc.
*
(Specialty Retail) 43 696
Onity Group, Inc.
*
(Financial Services) 23 743
Ooma, Inc.
*
(Software) 90 1,178
Open Lending Corp.
*
(Capital Markets) 369 1,018
Opendoor Technologies, Inc.
*
(Real Estate Management
& Development) 2,314 2,360
OPKO Health, Inc.
*
(Health Care Providers & Services) 1,152 1,912
OppFi, Inc.
*
(Consumer Finance) 69 642
OptimizeRx Corp.
*
(Health Care Technology) 64 554
Option Care Health, Inc.
*
(Health Care Providers &
Services) 620 21,669
Orange County Bancorp, Inc. (Banks) 37 865
OraSure Technologies, Inc.
*
(Health Care Equipment &
Supplies) 261 880
Orchestra BioMed Holdings, Inc.
*
(Health Care
Equipment & Supplies) 89 381
Orchid Island Capital, Inc.
*
(Mortgage REITs) 284 2,136
Organogenesis Holdings, Inc.
*
(Biotechnology) 247 1,067
ORIC Pharmaceuticals, Inc.
*
(Biotechnology) 222 1,239
Origin Bancorp, Inc.
*
(Banks) 106 3,675
Orion Group Holdings, Inc.
*
(Construction &
Engineering) 131 685
Orion Office REIT, Inc. (Office REITs) 203 434
Orion SA (Chemicals) 206 2,664
Ormat Technologies, Inc. (Independent Power/
Renewable Electricity Producers) 208 14,721
Orrstown Financial Services, Inc. (Banks) 67 2,011
Orthofix Medical, Inc.
*
(Health Care Equipment &
Supplies) 124 2,022
OrthoPediatrics Corp.
*
(Health Care Equipment &
Supplies) 60 1,478
Oscar Health, Inc.
*
(Insurance) 738 9,675
OSI Systems, Inc.
*
(Electronic Equipment, Instruments
& Components) 57 11,077
Otter Tail Corp. (Electric Utilities) 149 11,975
Ouster, Inc.
*
(Electronic Equipment, Instruments &
Components) 173 1,554
Outbrain, Inc.
*
(Interactive Media & Services) 141 526
Outfront Media, Inc. (Specialized REITs) 522 8,425
Outlook Therapeutics, Inc.
*
(Biotechnology) 59 72
Ovid Therapeutics, Inc.
*
(Biotechnology) 213 66
Owens & Minor, Inc. (Health Care Providers & Services) 272 2,456
Oxford Industries, Inc. (Textiles, Apparel & Luxury
Goods) 54 3,168
P10, Inc. - Class A (Capital Markets) 147 1,727
Pacific Biosciences of California, Inc.
*(a)
(Life Sciences
Tools & Services) 988 1,166
Pacific Premier Bancorp, Inc. (Banks) 346 7,377

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Pacira BioSciences, Inc.
*
(Pharmaceuticals) 166 $ 4,125
PACS Group, Inc.
*
(Health Care Providers & Services) 142 1,596
Pactiv Evergreen, Inc.
*
(Containers & Packaging) 146 2,629
Pagaya Technologies, Ltd.
*
- Class A (Software) 130 1,362
PagerDuty, Inc.
*
(Software) 313 5,719
Pagseguro Digital, Ltd.
*
- Class A (Financial Services) 666 5,082
Palomar Holdings, Inc.
*
(Insurance) 94 12,886
PAM Transportation Services, Inc.
*
(Ground
Transportation) 22 267
Pangaea Logistics Solutions, Ltd. (Marine
Transportation) 131 624
Papa John's International, Inc. (Hotels, Restaurants &
Leisure) 120 4,930
Par Pacific Holdings, Inc.
*
(Oil, Gas & Consumable
Fuels) 196 2,795
PAR Technology Corp.
*
(Electronic Equipment,
Instruments & Components) 121 7,422
Paragon 28, Inc.
*
(Health Care Equipment & Supplies) 172 2,246
Paramount Group, Inc.
*
(Office REITs) 666 2,864
Park Aerospace Corp. (Aerospace & Defense) 66 888
Park National Corp. (Banks) 52 7,873
Parke Bancorp, Inc.
*
(Banks) 38 716
Park-Ohio Holdings Corp.
*
(Machinery) 33 713
Pathward Financial, Inc. (Banks) 87 6,347
Patria Investments, Ltd. - Class A (Capital Markets) 209 2,360
Patrick Industries, Inc. (Automobile Components) 117 9,894
Patterson Cos., Inc. (Health Care Providers & Services) 285 8,903
Patterson-UTI Energy, Inc. (Energy Equipment &
Services) 1,406 11,557
Payoneer Global, Inc.
*
(Financial Services) 979 7,156
Paysafe, Ltd.
*
(Financial Services) 116 1,820
Paysign, Inc.
*
(Financial Services) 120 254
PBF Energy, Inc. - Class A (Oil, Gas & Consumable
Fuels) 362 6,911
PC Connection, Inc. (Electronic Equipment, Instruments
& Components) 42 2,622
PCB Bancorp (Banks) 39 730
PDF Solutions, Inc.
*
(Semiconductors & Semiconductor
Equipment) 112 2,140
Peabody Energy Corp. (Oil, Gas & Consumable Fuels) 441 5,976
Peakstone Realty Trust (Office REITs) 132 1,663
Peapack-Gladstone Financial Corp. (Banks) 60 1,704
Pebblebrook Hotel Trust (Hotel & Resort REITs) 431 4,366
Peloton Interactive, Inc.
*
- Class A (Leisure Products) 1,272 8,040
PennyMac Financial Services, Inc. (Financial Services) 97 9,711
PennyMac Mortgage Investment Trust (Mortgage REITs) 314 4,600
Peoples Bancorp of North Carolina, Inc. (Banks) 16 436
Peoples Bancorp, Inc.
*
(Banks) 125 3,708
Peoples Financial Services Corp. (Banks) 33 1,468
PepGen, Inc.
*
(Biotechnology) 56 79
Perdoceo Education Corp. (Diversified Consumer
Services) 237 5,968
Perella Weinberg Partners (Capital Markets) 187 3,441
Performant Financial Corp.
*
(Commercial Services &
Supplies) 260 770
Perimeter Solutions SA
*
(Chemicals) 483 4,864
Perma-Fix Environmental Services, Inc.
*
(Commercial
Services & Supplies) 61 443
Perpetua Resources Corp.
*
(Metals & Mining) 152 1,625
Perspective Therapeutics, Inc.
*
(Biotechnology) 195 415
Petco Health & Wellness Co., Inc.
*
(Specialty Retail) 308 939
Phathom Pharmaceuticals, Inc.
*
(Pharmaceuticals) 144 903
Phibro Animal Health Corp. - Class A (Pharmaceuticals) 74 1,581
Phillips Edison & Co., Inc. (Retail REITs) 444 16,202
Phinia, Inc. (Automobile Components) 151 6,407
Common Stocks (75.8%), continued
Shares Value
Photronics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 223 $ 4,629
Phreesia, Inc.
*
(Health Care Technology) 202 5,163
Piedmont Lithium, Inc.
*
(Metals & Mining) 65 410
Piedmont Office Realty Trust, Inc. - Class A (Office
REITs) 446 3,287
Pioneer Bancorp, Inc.
*
(Banks) 42 492
Piper Sandler Cos. (Capital Markets) 63 15,603
Pitney Bowes, Inc. (Commercial Services & Supplies) 593 5,367
PJT Partners, Inc. - Class A (Capital Markets) 84 11,582
Planet Labs PBC
*
- Class A (Professional Services) 795 2,687
PlayAGS, Inc.
*
(Hotels, Restaurants & Leisure) 144 1,744
Playstudios, Inc.
*
(Entertainment) 318 404
Plexus Corp.
*
(Electronic Equipment, Instruments &
Components) 97 12,429
Pliant Therapeutics, Inc.
*
(Pharmaceuticals) 206 278
Plug Power, Inc.
*(a)
(Electrical Equipment) 2,984 4,028
Plumas Bancorp
*
(Banks) 20 865
Plymouth Industrial REIT, Inc. (Industrial REITs) 145 2,364
Ponce Financial Group, Inc.
*
(Banks) 70 887
Porch Group, Inc.
*
(Software) 285 2,078
Portillo's, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 199 2,366
Portland General Electric Co. (Electric Utilities) 376 16,770
Postal Realty Trust, Inc. - Class A (Office REITs) 81 1,157
Potbelly Corp.
*
(Hotels, Restaurants & Leisure) 99 941
PotlatchDeltic Corp. (Specialized REITs) 284 12,814
Powell Industries, Inc. (Electrical Equipment) 34 5,791
Power Integrations, Inc. (Semiconductors &
Semiconductor Equipment) 204 10,302
Powerfleet, Inc.
*
(Electronic Equipment, Instruments &
Components) 361 1,982
PRA Group, Inc.
*
(Consumer Finance) 140 2,887
Prairie Operating Co.
*
(Software) 15 80
Praxis Precision Medicines, Inc.
*
(Biotechnology) 62 2,348
Precigen, Inc.
*
(Biotechnology) 487 726
Preferred Bank (Banks) 44 3,681
Preformed Line Products Co.
*
(Electrical Equipment) 9 1,261
Prelude Therapeutics, Inc.
*
(Biotechnology) 48 37
Prestige Consumer Healthcare, Inc.
*
(Pharmaceuticals) 179 15,389
PriceSmart, Inc. (Consumer Staples Distribution &
Retail) 91 7,994
Prime Medicine, Inc.
*
(Biotechnology) 205 408
PrimeEnergy Resources Corp.
*
(Oil, Gas & Consumable
Fuels) 2 456
Primis Financial Corp. (Banks) 80 782
Primo Brands Corp.
*
(Beverages) 720 25,553
Primoris Services Corp. (Construction & Engineering) 193 11,080
Princeton Bancorp, Inc. (Banks) 20 611
Priority Technology Holdings, Inc.
*
(Financial Services) 80 545
Privia Health Group, Inc.
*
(Health Care Providers &
Services) 373 8,374
ProAssurance Corp. (Insurance) 184 4,296
PROCEPT BioRobotics Corp.
*
(Health Care Equipment
& Supplies) 161 9,380
Proficient Auto Logistics, Inc.
*
(Ground Transportation) 77 644
ProFrac Holding Corp.
*
- Class A (Energy Equipment &
Services) 80 607
PROG Holdings, Inc. (Consumer Finance) 147 3,910
Progress Software Corp. (Software) 156 8,036
Progyny, Inc.
*
(Health Care Providers & Services) 270 6,032
ProKidney Corp.
*
(Biotechnology) 402 352
ProPetro Holding Corp.
*
(Energy Equipment & Services) 314 2,308
PROS Holdings, Inc.
*
(Software) 165 3,140
Protagonist Therapeutics, Inc.
*
(Biotechnology) 215 10,397
Prothena Corp. PLC
*
(Biotechnology) 154 1,906

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Proto Labs, Inc.
*
(Machinery) 89 $ 3,119
Provident Bancorp, Inc.
*
(Banks) 57 654
Provident Financial Services, Inc. (Banks) 455 7,812
PTC Therapeutics, Inc.
*
(Biotechnology) 275 14,014
PubMatic, Inc.
*
- Class A (Media) 144 1,316
Pulmonx Corp.
*
(Health Care Equipment & Supplies) 139 935
Pulse Biosciences, Inc.
*
(Health Care Equipment &
Supplies) 66 1,062
Puma Biotechnology, Inc.
*
(Biotechnology) 152 450
Pure Cycle Corp.
*
(Water Utilities) 75 785
PureCycle Technologies, Inc.
*
(Chemicals) 445 3,079
Purple Innovation, Inc.
*
(Household Durables) 205 156
Pyxis Oncology, Inc.
*
(Biotechnology) 178 174
Q2 Holdings, Inc.
*
(Software) 213 17,042
Q32 Bio, Inc.
*
(Biotechnology) 22 36
QCR Holdings, Inc. (Banks) 59 4,208
Quad/Graphics, Inc. (Commercial Services & Supplies) 112 610
Quaker Chemical Corp. (Chemicals) 50 6,181
Qualys, Inc.
*
(Software) 134 16,875
Quanex Building Products Corp. (Building Products) 171 3,179
Quanterix Corp.
*
(Life Sciences Tools & Services) 130 846
Quantum-Si, Inc.
*
(Life Sciences Tools & Services) 434 521
Quest Resource Holding Corp.
*
(Commercial Services &
Supplies) 64 166
QuickLogic Corp.
*
(Semiconductors & Semiconductor
Equipment) 50 256
QuinStreet, Inc.
*
(Interactive Media & Services) 194 3,461
Quipt Home Medical Corp.
*
(Health Care Providers &
Services) 135 315
Qurate Retail, Inc.
*
- Class B (Broadline Retail) 4 27
Rackspace Technology, Inc.
*
(IT Services) 244 412
Radian Group, Inc. (Financial Services) 538 17,792
Radiant Logistics, Inc.
*
(Air Freight & Logistics) 128 787
RadNet, Inc.
*
(Health Care Providers & Services) 239 11,883
Ramaco Resources, Inc. - Class A (Metals & Mining) 95 782
Ramaco Resources, Inc. - Class B (Metals & Mining) 21 146
Rambus, Inc.
*
(Semiconductors & Semiconductor
Equipment) 386 19,985
Ranger Energy Services, Inc.
*
(Energy Equipment &
Services) 57 809
Ranpak Holdings Corp.
*
(Containers & Packaging) 161 873
Rapid7, Inc.
*
(Software) 227 6,018
Rapport Therapeutics, Inc.
*
(Pharmaceuticals) 61 612
RAPT Therapeutics, Inc.
*
(Biotechnology) 108 132
Rayonier Advanced Materials, Inc. (Chemicals) 231 1,328
RBB Bancorp (Banks) 59 974
RCI Hospitality Holdings, Inc. (Hotels, Restaurants &
Leisure) 30 1,288
RE/MAX Holdings, Inc.
*
- Class A (Real Estate
Management & Development) 65 544
Ready Capital Corp.
(a)
(Mortgage REITs) 584 2,973
Recursion Pharmaceuticals, Inc.
*(a)
- Class A
(Biotechnology) 908 4,803
Red River Bancshares, Inc.
*
(Banks) 17 878
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants &
Leisure) 178 7,720
Red Violet, Inc.
*
(Software) 40 1,504
Redfin Corp.
*
(Real Estate Management & Development) 440 4,052
Redwire Corp.
*
(Aerospace & Defense) 82 680
Redwood Trust, Inc. (Mortgage REITs) 476 2,889
REGENXBIO, Inc.
*
(Biotechnology) 168 1,201
Regional Management Corp.
*
(Consumer Finance) 30 903
Regulus Therapeutics, Inc.
*
(Biotechnology) 228 399
Rekor Systems, Inc.
*
(Software) 266 236
Relay Therapeutics, Inc.
*
(Biotechnology) 454 1,189
Common Stocks (75.8%), continued
Shares Value
Remitly Global, Inc.
*
(Financial Services) 539 $ 11,211
Renasant Corp. (Banks) 336 11,400
Renovaro, Inc.
*
(Biotechnology) 410 223
Repay Holdings Corp.
*
(Financial Services) 313 1,743
Replimune Group, Inc.
*
(Biotechnology) 248 2,418
ReposiTrak, Inc. (Software) 42 851
Republic Bancorp, Inc.
*
- Class A (Banks) 30 1,915
Reservoir Media, Inc.
*
(Entertainment) 70 534
Resideo Technologies, Inc. (Building Products) 528 9,346
Resolute Holdings Management, Inc.
*
(Asset
Management) 7 219
Resources Connection, Inc. (Professional Services) 118 772
REV Group, Inc. (Machinery) 185 5,846
REVOLUTION Medicines, Inc.
*
(Biotechnology) 615 21,746
Revolve Group, Inc.
*
(Specialty Retail) 139 2,987
REX American Resources Corp.
*
(Oil, Gas &
Consumable Fuels) 56 2,104
RGC Resources, Inc. (Gas Utilities) 30 626
Rhythm Pharmaceuticals, Inc.
*
(Biotechnology) 198 10,488
Ribbon Communications, Inc.
*
(Communications
Equipment) 331 1,298
Richardson Electronics, Ltd.
*
(Electronic Equipment,
Instruments & Components) 45 502
Rigel Pharmaceuticals, Inc.
*
(Biotechnology) 63 1,133
Rigetti Computing, Inc.
*(a)
(Semiconductors &
Semiconductor Equipment) 683 5,409
Riley Exploration Permian, Inc. (Oil, Gas & Consumable
Fuels) 41 1,196
Rimini Street, Inc.
*
(Software) 192 668
Ring Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 535 615
Riot Platforms, Inc.
*
(Software) 1,123 7,996
RLJ Lodging Trust (Hotel & Resort REITs) 542 4,276
Roadzen, Inc.
*
(Software) 148 154
Rocket Lab USA, Inc.
*
(Aerospace & Defense) 1,275 22,798
Rocket Pharmaceuticals, Inc.
*
(Biotechnology) 278 1,854
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods) 26 452
Rogers Corp.
*
(Electronic Equipment, Instruments &
Components) 68 4,592
Root, Inc.
*
- Class A (Insurance) 31 4,137
RPC, Inc. (Energy Equipment & Services) 307 1,689
RumbleON, Inc.
*
- Class B (Specialty Retail) 62 175
Rush Enterprises, Inc. - Class A (Trading Companies &
Distributors) 220 11,750
Rush Enterprises, Inc.
*
- Class B (Trading Companies &
Distributors) 32 1,809
Rush Street Interactive, Inc.
*
(Hotels, Restaurants &
Leisure) 275 2,948
RXO, Inc.
*
(Ground Transportation) 576 11,002
RxSight, Inc.
*
(Health Care Equipment & Supplies) 133 3,358
Ryerson Holding Corp.
*
(Metals & Mining) 97 2,227
Ryman Hospitality Properties, Inc. (Hotel & Resort
REITs) 212 19,385
S&T Bancorp, Inc. (Banks) 138 5,113
Sable Offshore Corp.
*
(Oil, Gas & Consumable Fuels) 182 4,617
Sabra Health Care REIT, Inc. (Health Care REITs) 854 14,919
Sabre Corp.
*
(Hotels, Restaurants & Leisure) 1,381 3,881
Safe Builders, Inc. (Marine Transportation) 218 804
Safehold, Inc. (Specialized REITs) 187 3,501
Safety Insurance Group, Inc. (Insurance) 53 4,181
Sage Therapeutics, Inc.
*
(Biotechnology) 197 1,566
Sally Beauty Holdings, Inc.
*
(Specialty Retail) 368 3,323
Sana Biotechnology, Inc.
*(a)
(Biotechnology) 478 803
Sanara Medtech, Inc.
*
(Health Care Equipment &
Supplies) 15 463
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) 116 1,325

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Sanmina Corp.
*
(Electronic Equipment, Instruments &
Components) 194 $ 14,779
Sapiens International Corp. N.V. (Software) 111 3,007
Saul Centers, Inc. (Retail REITs) 38 1,371
Savara, Inc.
*
(Biotechnology) 435 1,205
Savers Value Village, Inc.
*
(Broadline Retail) 84 580
ScanSource, Inc.
*
(Electronic Equipment, Instruments &
Components) 84 2,857
Schnitzer Steel Industries, Inc.
*
- Class A (Metals &
Mining) 95 2,744
Scholar Rock Holding Corp.
*
(Biotechnology) 290 9,324
Scholastic Corp. (Media) 84 1,586
Schrodinger, Inc.
*
(Health Care Technology) 201 3,968
Scilex Holding Co.
*
(Pharmaceuticals) 279 69
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels) 161 6,050
scPharmaceuticals, Inc.
*
(Pharmaceuticals) 142 373
Seacoast Banking Corp. of Florida (Banks) 305 7,848
SEACOR Marine Holdings, Inc.
*
(Energy Equipment &
Services) 88 445
Seadrill, Ltd.
*
(Energy Equipment & Services) 236 5,900
SeaWorld Entertainment, Inc.
*
(Hotels, Restaurants &
Leisure) 112 5,092
Select Energy Services, Inc. - Class A (Energy
Equipment & Services) 330 3,465
Select Medical Holdings Corp. (Health Care Providers
& Services) 391 6,530
Selective Insurance Group, Inc. (Insurance) 220 20,139
Selectquote, Inc.
*
(Insurance) 491 1,640
Semler Scientific, Inc.
*
(Health Care Equipment &
Supplies) 24 869
SEMrush Holdings, Inc.
*
(Software) 133 1,241
Semtech Corp.
*
(Semiconductors & Semiconductor
Equipment) 267 9,185
Seneca Foods Corp.
*
- Class A (Food Products) 17 1,514
Sensient Technologies Corp. (Chemicals) 152 11,313
Septerna, Inc.
*
(Pharmaceuticals) 67 388
Sera Prognostics, Inc.
*
- Class A (Biotechnology) 103 379
Service Properties Trust (Hotel & Resort REITs) 596 1,556
ServisFirst Bancshares, Inc. (Banks) 183 15,116
SES AI Corp.
*
(Electrical Equipment) 479 249
Seven Hills Realty Trust (Mortgage REITs) 46 575
Sezzle, Inc.
*
(Financial Services) 48 1,675
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels) 472 3,870
Shake Shack, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 137 12,079
Shattuck Labs, Inc.
*
(Biotechnology) 141 134
Shenandoah Telecommunications Co. (Diversified
Telecommunication Services) 176 2,212
Shoals Technologies Group, Inc.
*
- Class A (Electrical
Equipment) 606 2,012
Shoe Carnival, Inc. (Specialty Retail) 65 1,429
Shore Bancshares, Inc. (Banks) 111 1,503
ShotSpotter, Inc.
*
(Software) 35 593
Shutterstock, Inc. (Interactive Media & Services) 88 1,639
SI-BONE, Inc.
*
(Health Care Equipment & Supplies) 149 2,090
Sierra Bancorp (Banks) 47 1,310
SIGA Technologies, Inc. (Pharmaceuticals) 167 915
Sight Sciences, Inc.
*
(Health Care Equipment &
Supplies) 128 307
Signet Jewelers, Ltd. (Specialty Retail) 151 8,767
Silicon Laboratories, Inc.
*
(Semiconductors &
Semiconductor Equipment) 116 13,058
Silvaco Group, Inc.
*
(Software) 24 109
Silvercrest Asset Management Group, Inc. - Class A
(Capital Markets) 34 556
Common Stocks (75.8%), continued
Shares Value
Simmons First National Corp. - Class A (Banks) 448 $ 9,197
Simulations Plus, Inc. (Health Care Technology) 57 1,398
Sinclair, Inc.
*
(Media) 116 1,848
SiriusPoint, Ltd.
*
(Insurance) 340 5,879
SITE Centers Corp. (Retail REITs) 172 2,208
SiTime Corp.
*
(Semiconductors & Semiconductor
Equipment) 67 10,242
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable
Fuels) 287 5,703
Six Flags Entertainment Corp. (Hotels, Restaurants &
Leisure) 335 11,949
SJW Group (Water Utilities) 121 6,617
Sky Harbour Group Corp.
*(a)
(Transportation
Infrastructure) 41 533
Skye Bioscience, Inc.
*
(Biotechnology) 71 113
Skyward Specialty Insurance Group, Inc.
*
(Insurance) 134 7,091
SkyWater Technology, Inc.
*
(Semiconductors &
Semiconductor Equipment) 98 695
SkyWest, Inc.
*
(Passenger Airlines) 143 12,494
SL Green Realty Corp. (Office REITs) 259 14,943
Sleep Number Corp.
*
(Specialty Retail) 78 495
SM Energy Co. (Oil, Gas & Consumable Fuels) 413 12,369
SMART Global Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 188 3,266
SmartFinancial, Inc.
*
(Banks) 57 1,772
SmartRent, Inc.
*
(Electronic Equipment, Instruments &
Components) 659 797
Smith & Wesson Brands, Inc. (Leisure Products) 159 1,482
Smith-Midland Corp.
*
(Construction Materials) 17 528
Solaris Energy Infrastructure, Inc.
*
- Class A (Energy
Equipment & Services) 111 2,415
SolarMax Technology, Inc.
*
(Electrical Equipment) 109 131
SolarWinds Corp. (Software) 199 3,668
Soleno Therapeutics, Inc.
*
(Biotechnology) 92 6,573
Solid Biosciences, Inc.
*
(Biotechnology) 86 318
Solid Power, Inc.
*
(Automobile Components) 559 587
Solidion Technology, Inc.
*
(Electrical Equipment) 180 22
Solo Brands, Inc.
*
- Class A (Leisure Products) 102 17
Sonic Automotive, Inc. - Class A (Specialty Retail) 53 3,019
Sonida Senior Living, Inc.
*
(Health Care Providers &
Services) 17 396
Sonos, Inc.
*
(Household Durables) 435 4,641
SoundHound AI, Inc.
*(a)
- Class A (Software) 1,170 9,500
South Plains Financial, Inc. (Banks) 43 1,424
Southern California BanCorp
*
(Banks) 89 1,275
Southern First Bancshares, Inc.
*
(Banks) 28 922
Southern Missouri Bancorp, Inc. (Banks) 34 1,769
Southern States Bancshares, Inc. (Banks) 30 1,073
Southland Holdings, Inc.
*
(Construction & Engineering) 41 123
Southside Bancshares, Inc. (Banks) 104 3,012
SouthState Corp. (Banks) 353 32,764
Southwest Gas Holdings, Inc. (Gas Utilities) 220 15,796
SpartanNash Co. (Consumer Staples Distribution &
Retail) 122 2,472
Sphere Entertainment Co.
*
(Entertainment) 98 3,207
Spire Global, Inc.
*
(Professional Services) 81 655
Spire, Inc. (Gas Utilities) 205 16,041
Spok Holdings, Inc. (Wireless Telecommunication
Services) 66 1,085
SpringWorks Therapeutics, Inc.
*
(Biotechnology) 248 10,944
Sprinklr, Inc.
*
- Class A (Software) 421 3,515
Sprout Social, Inc.
*
- Class A (Software) 181 3,980
Sprouts Farmers Market, Inc.
*
(Consumer Staples
Distribution & Retail) 364 55,560
SPS Commerce, Inc.
*
(Software) 136 18,051

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
SPX Technologies, Inc.
*
(Machinery) 163 $ 20,991
Spyre Therapeutics, Inc.
*
(Biotechnology) 144 2,323
SSR Mining, Inc. (Metals & Mining) 733 7,352
STAAR Surgical Co.
*
(Health Care Equipment &
Supplies) 179 3,156
Stagwell, Inc.
*
(Media) 318 1,924
Standard BioTools, Inc.
*
(Life Sciences Tools &
Services) 1,065 1,150
Standard Motor Products, Inc. (Automobile Components) 76 1,895
Standex International Corp. (Machinery) 42 6,778
Star Holdings
*
(Real Estate Management &
Development) 47 400
Steelcase, Inc. - Class A (Commercial Services &
Supplies) 334 3,661
Stellar Bancorp, Inc. (Banks) 177 4,896
Stem, Inc.
*
(Electrical Equipment) 548 192
Stepan Co. (Chemicals) 77 4,238
StepStone Group, Inc. - Class A (Capital Markets) 240 12,535
Stereotaxis, Inc.
*
(Health Care Equipment & Supplies) 204 359
Sterling Infrastructure, Inc.
*
(Construction &
Engineering) 108 12,227
Steven Madden, Ltd. (Textiles, Apparel & Luxury
Goods) 258 6,873
Stewart Information Services Corp. (Insurance) 98 6,992
Stitch Fix, Inc.
*
- Class A (Specialty Retail) 366 1,190
Stock Yards Bancorp, Inc. (Banks) 93 6,423
Stoke Therapeutics, Inc.
*
(Biotechnology) 130 865
StoneCo, Ltd.
*
(Financial Services) 1,034 10,836
Stoneridge, Inc.
*
(Automobile Components) 99 454
StoneX Group, Inc.
*
(Capital Markets) 159 12,144
Strategic Education, Inc. (Diversified Consumer
Services) 80 6,717
Stratus Properties, Inc.
*
(Real Estate Management &
Development) 20 355
Strawberry Fields REIT, Inc. (Health Care REITs) 34 405
Stride, Inc.
*
(Diversified Consumer Services) 154 19,481
Sturm Ruger & Co., Inc.
*
(Leisure Products) 59 2,318
Summit Hotel Properties, Inc. (Hotel & Resort REITs) 379 2,050
Summit Therapeutics, Inc.
*
(Biotechnology) 332 6,404
Sun Country Airlines Holdings, Inc.
*
(Passenger Airlines) 143 1,762
SunCoke Energy, Inc. (Metals & Mining) 303 2,788
Sunnova Energy International, Inc.
*
(Independent Power/
Renewable Electricity Producers) 392 146
SunOpta, Inc.
*
(Food Products) 341 1,657
Sunrise Realty Trust, Inc.
*
(Mortgage REITs) 38 421
Sunrun, Inc.
*
(Electrical Equipment) 799 4,682
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs) 725 6,822
Super Group SGHC, Ltd. (Hotels, Restaurants &
Leisure) 541 3,484
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury
Goods) 46 503
Supernus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 181 5,928
Surgery Partners, Inc.
*
(Health Care Providers &
Services) 277 6,579
Surmodics, Inc.
*
(Health Care Equipment & Supplies) 50 1,527
Sutro Biopharma, Inc.
*
(Biotechnology) 296 193
Sweetgreen, Inc.
*
- Class A (Hotels, Restaurants &
Leisure) 368 9,207
SWK Holdings Corp.
*
(Financial Services) 12 209
Sylvamo Corp. (Paper & Forest Products) 126 8,451
Synaptics, Inc.
*
(Semiconductors & Semiconductor
Equipment) 143 9,112
Syndax Pharmaceuticals, Inc.
*
(Biotechnology) 297 3,649
System1, Inc.
*
(Interactive Media & Services) 87 33
Common Stocks (75.8%), continued
Shares Value
Tactile Systems Technology, Inc.
*
(Health Care
Equipment & Supplies) 86 $ 1,137
Talkspace, Inc.
*
(Health Care Providers & Services) 444 1,137
Talos Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 524 5,093
Tandem Diabetes Care, Inc.
*
(Health Care Equipment &
Supplies) 237 4,541
Tanger, Inc. (Retail REITs) 390 13,178
Tango Therapeutics, Inc.
*
(Biotechnology) 172 236
Target Hospitality Corp.
*
(Hotels, Restaurants & Leisure) 119 783
Tarsus Pharmaceuticals, Inc.
*
(Pharmaceuticals) 134 6,884
Taylor Devices, Inc.
*
(Machinery) 10 323
Taylor Morrison Home Corp.
*
(Household Durables) 370 22,214
Taysha Gene Therapies, Inc.
*
(Biotechnology) 633 880
TechTarget, Inc.
*
(Media) 96 1,422
Tecnoglass, Inc. (Building Products) 81 5,796
Teekay Corp.
*
(Transportation & Logistics) 198 1,301
Teekay Tankers, Ltd. (Transportation & Logistics) 87 3,329
TEGNA, Inc. (Media) 582 10,604
Tejon Ranch Co.
*
(Real Estate Management &
Development) 76 1,205
Teladoc Health, Inc.
*
(Health Care Technology) 622 4,951
Telephone and Data Systems, Inc. (Wireless
Telecommunication Services) 356 13,792
Telomir Pharmaceuticals, Inc.
*
(Pharmaceuticals) 70 226
Telos Corp.
*
(Software) 199 474
Tenable Holdings, Inc.
*
(Software) 431 15,076
Tenaya Therapeutics, Inc.
*
(Biotechnology) 199 113
Tennant Co. (Machinery) 68 5,423
Terawulf, Inc.
*
(Software) 967 2,640
Terex Corp. (Machinery) 241 9,105
Terns Pharmaceuticals, Inc.
*
(Pharmaceuticals) 254 701
Terreno Realty Corp. (Industrial REITs) 357 22,569
TETRA Technologies, Inc.
*
(Energy Equipment &
Services) 453 1,522
Tevogen Bio Holdings, Inc.
*
(Biotechnology) 84 91
Texas Capital Bancshares, Inc.
*
(Banks) 167 12,475
TG Therapeutics, Inc.
*
(Biotechnology) 504 19,873
The Andersons, Inc. (Consumer Staples Distribution &
Retail) 118 5,066
The Baldwin Insurance Group, Inc.
*
(Insurance) 244 10,904
The Bancorp, Inc.
*
(Banks) 165 8,719
The Bank of NT Butterfield & Son, Ltd. (Banks) 160 6,227
The Beauty Health Co.
*
(Personal Care Products) 269 360
The Brink's Co. (Commercial Services & Supplies) 158 13,614
The Buckle, Inc. (Specialty Retail) 112 4,292
The Cheesecake Factory, Inc.
(a)
(Hotels, Restaurants &
Leisure) 174 8,467
The Chefs' Warehouse, Inc.
*
(Consumer Staples
Distribution & Retail) 128 6,971
The E.W. Scripps Co.
*
- Class A (Media) 221 654
The Eastern Co. (Machinery) 19 481
The Ensign Group, Inc. (Health Care Providers &
Services) 200 25,879
The First Bancorp, Inc. (Banks) 39 964
The First of Long Island Corp. (Banks) 77 951
The GEO Group, Inc. (Commercial Services & Supplies) 460 13,437
The Goodyear Tire & Rubber Co. (Automobile
Components) 1,029 9,508
The Gorman-Rupp Co. (Machinery) 76 2,668
The Greenbrier Cos., Inc. (Machinery) 111 5,685
The Hackett Group, Inc. (IT Services) 91 2,659
The Hain Celestial Group, Inc.
*
(Food Products) 324 1,345
The Honest Co., Inc.
*
(Personal Care Products) 298 1,401
The Joint Corp.
*
(Health Care Providers & Services) 39 487
The Lovesac Co.
*
(Household Durables) 51 927

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
The Macerich Co. (Retail REITs) 902 $ 15,487
The Manitowoc Co., Inc. (Machinery) 124 1,065
The Marcus Corp. (Entertainment) 84 1,402
The ODP Corp.
*
(Specialty Retail) 106 1,519
The ONE Group Hospitality, Inc.
*
(Hotels, Restaurants
& Leisure) 74 221
The Pennant Group, Inc.
*
(Health Care Providers &
Services) 118 2,968
The Real Brokerage, Inc.
*
(Real Estate Management &
Development) 363 1,474
The RealReal, Inc.
*
(Specialty Retail) 366 1,973
The RMR Group, Inc.
*
- Class A (Real Estate
Management & Development) 56 932
The Shyft Group, Inc. (Machinery) 122 987
The Simply Good Foods Co.
*
(Food Products) 333 11,485
The St. Joe Co. (Real Estate Management &
Development) 130 6,104
The Vita Coco Co., Inc.
*
(Beverages) 142 4,352
The York Water Co.
*
(Water Utilities) 52 1,803
Theravance Biopharma, Inc.
*
(Pharmaceuticals) 134 1,197
Thermon Group Holdings, Inc.
*
(Electrical Equipment) 120 3,342
Third Coast Bancshares, Inc.
*
(Banks) 41 1,368
Third Harmonic Bio, Inc.
*
(Pharmaceuticals) 79 274
ThredUp, Inc.
*
- Class A (Specialty Retail) 284 684
Thryv Holdings, Inc.
*
(Media) 138 1,768
Tidewater, Inc.
*
(Energy Equipment & Services) 176 7,440
Tile Shop Holdings, Inc. (Specialty Retail) 103 667
Tilly's, Inc.
*
- Class A (Specialty Retail) 54 119
Timberland Bancorp, Inc./WA (Banks) 27 814
TimkenSteel Corp. (Metals & Mining) 150 2,004
Tiptree, Inc. (Insurance) 91 2,192
Titan International, Inc. (Machinery) 181 1,519
Titan Machinery, Inc.
*
(Trading Companies &
Distributors) 76 1,295
Tompkins Financial Corp. (Banks) 46 2,897
Topgolf Callaway Brands Corp.
*
(Leisure Products) 512 3,374
Torrid Holdings, Inc.
*
(Specialty Retail) 73 400
Tourmaline Bio, Inc.
*
(Biotechnology) 83 1,262
TowneBank
*
(Banks) 254 8,684
Townsquare Media, Inc.
*
- Class A (Media) 48 391
TPG RE Finance Trust, Inc. (Mortgage REITs) 215 1,752
TPI Composites, Inc.
*
(Electrical Equipment) 167 135
Traeger, Inc.
*
(Household Durables) 125 210
Transcat, Inc.
*
(Trading Companies & Distributors) 33 2,457
Transcontinental Realty Investors, Inc.
*
(Real Estate
Management & Development) 4 112
TransMedics Group, Inc.
*
(Health Care Equipment &
Supplies) 118 7,939
Transocean, Ltd. (Energy Equipment & Services) 2,634 8,350
Travere Therapeutics, Inc.
*
(Biotechnology) 304 5,448
Treace Medical Concepts, Inc.
*
(Health Care Equipment
& Supplies) 176 1,477
Tredegar Corp.
*
(Metals & Mining) 96 739
TreeHouse Foods, Inc.
*
(Food Products) 168 4,551
Trevi Therapeutics, Inc.
*
(Pharmaceuticals) 269 1,692
Tri Pointe Homes, Inc.
*
(Household Durables) 333 10,629
TriCo Bancshares (Banks) 116 4,637
TriMas Corp.
*
(Containers & Packaging) 147 3,444
TriNet Group, Inc. (Professional Services) 115 9,113
Trinity Industries, Inc. (Machinery) 295 8,278
Triumph Financial, Inc.
*
(Banks) 80 4,624
Triumph Group, Inc. (Aerospace & Defense) 265 6,715
Tronox Holdings PLC - Class A (Chemicals) 429 3,020
TrueBlue, Inc.
*
(Professional Services) 105 558
TrueCar, Inc.
*
(Interactive Media & Services) 294 465
Common Stocks (75.8%), continued
Shares Value
Trupanion, Inc.
*
(Insurance) 119 $ 4,435
TrustCo Bank Corp. (Banks) 67 2,042
Trustmark Corp. (Banks) 220 7,588
TScan Therapeutics, Inc.
*
(Biotechnology) 140 193
TTEC Holdings, Inc. (Professional Services) 71 234
TTM Technologies, Inc.
*
(Electronic Equipment,
Instruments & Components) 365 7,486
Tucows, Inc.
*
- Class A (IT Services) 29 490
Turning Point Brands, Inc. (Tobacco) 62 3,685
Turtle Beach Corp.
*
(Technology Hardware, Storage &
Peripherals) 58 828
Tutor Perini Corp.
*
(Construction & Engineering) 156 3,616
Twin Disc, Inc.
*
(Machinery) 40 303
Twist Bioscience Corp.
*
(Biotechnology) 214 8,402
Two Harbors Investment Corp. (Mortgage REITs) 375 5,009
TXNM Energy, Inc. (Electric Utilities) 325 17,380
Tyra Biosciences, Inc.
*
(Biotechnology) 71 660
U.S. Physical Therapy, Inc. (Health Care Providers &
Services) 54 3,907
Udemy, Inc.
*
(Diversified Consumer Services) 329 2,553
UFP Industries, Inc. (Building Products) 216 23,120
UFP Technologies, Inc.
*
(Health Care Equipment &
Supplies) 26 5,244
Ultra Clean Holdings, Inc.
*
(Semiconductors &
Semiconductor Equipment) 160 3,426
Ultralife Corp.
*
(Electrical Equipment) 36 194
UMB Financial Corp. (Banks) 246 24,870
UMH Properties, Inc. (Residential REITs) 261 4,881
UniFirst Corp. (Commercial Services & Supplies) 54 9,396
Unisys Corp.
*
(IT Services) 238 1,092
United Bankshares, Inc. (Banks) 478 16,572
United Community Banks, Inc. (Banks) 432 12,152
United Fire Group, Inc. (Insurance) 76 2,239
United Homes Group, Inc.
*
(Household Durables) 31 87
United Insurance Holdings Corp.
*
(Insurance) 87 1,007
United Natural Foods, Inc.
*
(Consumer Staples
Distribution & Retail) 212 5,807
United States Lime & Minerals, Inc. (Construction
Materials) 38 3,358
Uniti Group, Inc. (Specialized REITs) 878 4,425
Unitil Corp. (Multi-Utilities) 58 3,346
Unity Bancorp, Inc. (Banks) 26 1,058
Universal Corp. (Tobacco) 87 4,877
Universal Health Realty Income Trust (Health Care
REITs) 46 1,884
Universal Insurance Holdings, Inc. (Insurance) 85 2,015
Universal Logistics Holdings, Inc. (Ground
Transportation) 25 656
Universal Technical Institute, Inc.
*
(Diversified
Consumer Services) 168 4,314
Univest Financial Corp. (Banks) 105 2,978
Upbound Group, Inc. (Specialty Retail) 194 4,648
Upstart Holdings, Inc.
*
(Consumer Finance) 289 13,303
Upstream Bio, Inc.
*
(Biotechnology) 63 386
Upwork, Inc.
*
(Professional Services) 450 5,873
Uranium Energy Corp.
*
(Oil, Gas & Consumable Fuels) 1,487 7,108
Urban Edge Properties (Retail REITs) 455 8,645
Urban Outfitters, Inc.
*
(Specialty Retail) 229 12,000
Ur-Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 1,278 862
UroGen Pharma, Ltd.
*
(Biotechnology) 140 1,548
USANA Health Sciences, Inc.
*
(Personal Care Products) 41 1,106
USCB Financial Holdings, Inc. (Banks) 38 705
Utah Medical Products, Inc. (Health Care Equipment &
Supplies) 11 616
Utz Brands, Inc. (Food Products) 238 3,351

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
V2X, Inc.
*
(Aerospace & Defense) 60 $ 2,943
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels) 376 1,414
Vacasa, Inc.
*
- Class A (Hotels, Restaurants & Leisure) 34 183
Valaris, Ltd.
*
(Energy Equipment & Services) 223 8,755
Valhi, Inc. (Chemicals) 9 146
Valley National Bancorp (Banks) 1,712 15,220
Value Line, Inc. (Capital Markets) 3 116
Vanda Pharmaceuticals, Inc.
*
(Biotechnology) 206 946
Varex Imaging Corp.
*
(Health Care Equipment &
Supplies) 142 1,647
Varonis Systems, Inc.
*
(Software) 398 16,099
Vaxcyte, Inc.
*
(Biotechnology) 449 16,954
Veeco Instruments, Inc.
*
(Semiconductors &
Semiconductor Equipment) 201 4,036
Velocity Financial, Inc.
*
(Financial Services) 33 617
Ventyx Biosciences, Inc.
*
(Pharmaceuticals) 220 253
Vera Bradley, Inc.
*
(Textiles, Apparel & Luxury Goods) 87 196
Vera Therapeutics, Inc.
*
(Biotechnology) 164 3,939
Veracyte, Inc.
*
(Biotechnology) 281 8,332
Verastem, Inc.
*
(Biotechnology) 140 844
Verde Clean Fuels, Inc.
*
(Oil, Gas & Consumable Fuels) 12 40
Vericel Corp.
*
(Biotechnology) 177 7,898
Verint Systems, Inc.
*
(Software) 221 3,945
Veritex Holdings, Inc. (Banks) 190 4,744
Verra Mobility Corp.
*
(Professional Services) 595 13,393
Verrica Pharmaceuticals, Inc.
*
(Pharmaceuticals) 146 65
Vertex, Inc.
*
- Class A (Software) 199 6,967
Veru, Inc.
*
(Personal Care Products) 477 234
Verve Therapeutics, Inc.
*
(Biotechnology) 257 1,174
Viad Corp. (Commercial Services & Supplies) 74 2,619
Viant Technology, Inc.
*
- Class A (Software) 55 683
Viasat, Inc.
*
(Communications Equipment) 447 4,658
Viavi Solutions, Inc.
*
(Communications Equipment) 795 8,895
Vicor Corp.
*
(Electrical Equipment) 82 3,836
Victoria's Secret & Co.
*
(Specialty Retail) 283 5,258
Victory Capital Holdings, Inc. - Class A (Capital
Markets) 149 8,623
Viemed Healthcare, Inc.
*
(Health Care Providers &
Services) 124 903
Village Super Market, Inc. - Class A (Consumer Staples
Distribution & Retail) 31 1,178
Vimeo, Inc.
*
(Interactive Media & Services) 525 2,762
Vir Biotechnology, Inc.
*
(Biotechnology) 328 2,125
Virco Mfg. Corp.
*
(Commercial Services & Supplies) 40 378
Virgin Galactic Holdings, Inc.
*
(Aerospace & Defense) 97 294
Virginia National Bankshares Corp. (Banks) 17 613
Viridian Therapeutics, Inc.
*
(Biotechnology) 270 3,640
VirTra, Inc.
*
(Aerospace & Defense) 40 163
Virtus Investment Partners, Inc. (Capital Markets) 24 4,137
Vishay Intertechnology, Inc. (Electronic Equipment,
Instruments & Components) 450 7,155
Vishay Precision Group, Inc.
*
(Electronic Equipment,
Instruments & Components) 43 1,036
Visteon Corp.
*
(Automobile Components) 99 7,684
Vital Energy, Inc.
*
(Oil, Gas & Consumable Fuels) 103 2,186
Vital Farms, Inc.
*
(Food Products) 122 3,717
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels) 93 2,287
Vivid Seats, Inc. - Class A (Entertainment) 279 826
Voyager Therapeutics, Inc.
*
(Biotechnology) 166 561
VSE Corp. (Commercial Services & Supplies) 64 7,679
W&T Offshore, Inc.
*
(Oil, Gas & Consumable Fuels) 356 552
Wabash National Corp. (Machinery) 155 1,713
WaFd, Inc. (Banks) 69 2,129
Waldencast PLC
*
- Class A (Personal Care Products) 90 270
Walker & Dunlop, Inc. (Financial Services) 116 9,902
Common Stocks (75.8%), continued
Shares Value
Warby Parker, Inc.
*
- Class A (Specialty Retail) 320 $ 5,834
Warrior Met Coal, Inc. (Metals & Mining) 187 8,924
Washington Federal, Inc. (Banks) 292 8,345
Waterstone Financial, Inc. (Financial Services) 58 780
Watts Water Technologies, Inc. - Class A (Machinery) 99 20,188
WaVe Life Sciences, Ltd.
*
(Pharmaceuticals) 349 2,820
Waystar Holding Corp.
*
(Health Care Technology) 285 10,648
WD-40 Co. (Household Products) 49 11,957
Weave Communications, Inc.
*
(Software) 145 1,608
WEBTOON Entertainment, Inc.
*
(Interactive Media &
Services) 55 422
Weis Markets, Inc. (Consumer Staples Distribution &
Retail) 59 4,546
Werewolf Therapeutics, Inc.
*
(Biotechnology) 113 110
Werner Enterprises, Inc. (Ground Transportation) 223 6,534
WesBanco, Inc. (Banks) 310 9,598
West Bancorp, Inc.
*
(Banks) 58 1,157
Westamerica Bancorp (Banks) 93 4,709
Westrock Coffee Co.
*
(Food Products) 130 939
Weyco Group, Inc. (Distributors) 22 671
Wheels Up Experience, Inc.
*
(Passenger Airlines) 324 327
Whitestone REIT (Retail REITs) 179 2,608
WideOpenWest, Inc.
*
(Media) 181 896
Willdan Group, Inc.
*
(Professional Services) 46 1,873
Willis Lease Finance Corp. (Trading Companies &
Distributors) 10 1,580
Winmark Corp. (Specialty Retail) 11 3,497
Winnebago Industries, Inc. (Automobiles) 100 3,446
WisdomTree, Inc. (Capital Markets) 485 4,326
WK Kellogg Co. (Food Products) 237 4,723
WM Technology, Inc.
*
(Software) 311 351
WNS Holdings, Ltd.
*
(Professional Services) 155 9,531
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury
Goods) 287 3,992
Workiva, Inc.
*
(Software) 185 14,043
World Acceptance Corp.
*
(Consumer Finance) 12 1,519
World Kinect Corp. (Oil, Gas & Consumable Fuels) 206 5,842
Worthington Enterprises, Inc. (Household Durables) 114 5,710
Worthington Steel, Inc. (Metals & Mining) 118 2,989
WSFS Financial Corp. (Banks) 211 10,945
X4 Pharmaceuticals, Inc.
*
(Biotechnology) 616 146
XBiotech, Inc.
*
(Biotechnology) 72 233
Xencor, Inc.
*
(Biotechnology) 243 2,586
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs) 368 4,328
Xeris Biopharma Holdings, Inc.
*
(Pharmaceuticals) 507 2,783
Xerox Holdings Corp. (Technology Hardware, Storage &
Peripherals) 420 2,029
XOMA Royalty Corp.
*
(Biotechnology) 29 578
Xometry, Inc.
*
- Class A (Trading Companies &
Distributors) 158 3,937
XPEL, Inc.
*
(Automobile Components) 91 2,674
Xperi, Inc.
*
(Software) 162 1,251
Xponential Fitness, Inc.
*
- Class A (Hotels, Restaurants
& Leisure) 88 733
Yelp, Inc.
*
(Interactive Media & Services) 230 8,517
Yext, Inc.
*
(Software) 384 2,365
Y-mAbs Therapeutics, Inc.
*
(Biotechnology) 135 598
Zenas Biopharma, Inc.
*
(Biotechnology) 56 442
Zentalis Pharmaceuticals, Inc.
*
(Biotechnology) 206 328
Zeta Global Holdings Corp.
*
- Class A (Software) 646 8,760
Zevra Therapeutics, Inc.
*
(Pharmaceuticals) 194 1,453
Ziff Davis, Inc.
*
(Interactive Media & Services) 152 5,712
Zimvie, Inc.
*
(Health Care Equipment & Supplies) 99 1,069
ZipRecruiter, Inc.
*
(Interactive Media & Services) 254 1,496
Zspace, Inc.
*
(Software) 8 59

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP UltraSmall-Cap
Common Stocks (75.8%), continued
Shares Value
Zumiez, Inc.
*
(Specialty Retail) 56 $ 834
Zura Bio, Ltd.
*
(Biotechnology) 182 235
Zurn Elkay Water Solutions Corp. (Building Products) 520 17,150
Zymeworks, Inc.
*
(Biotechnology) 197 2,346
Zynex, Inc.
*
(Health Care Equipment & Supplies) 55 121
TOTAL COMMON STOCKS
  (Cost $5,741,931) 8,677,768
Rights
NM
Cartesian Therapeutics, Inc.
*†CVR
(Health Care) 403 73
Chinook Therapeutics
*†CVR
(Health Care) 243 –
TOTAL RIGHTS
  (Cost $–) 73
Trust
NM
Interest Units Value
Ferroglobe Representation and Warranty
Insurance
*†
(Metals & Mining) 510 —
TOTAL TRUST
   (Cost $–) —
Repurchase Agreements
(b)(c)
(26.0%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $2,975,348 $ 2,975,000 2,975,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,975,000) 2,975,000
Collateral for Securities Loaned
(d)
(0.7%)
Shares Value
Invesco Government & Agency Portfolio — Institutional
Shares,  4.38%
(e)
74,898 $ 74,898
TOTAL COLLATERAL FOR SECURITIES
LOANED
  (Cost $74,898) $ 74,898
TOTAL INVESTMENT SECURITIES
  (Cost $8,791,829)— 102.5% 11,727,739
Net other assets (liabilities) — (2.5)% (289,434)
NET ASSETS — 100.0% $ 11,438,305
*
Non-income producing security.
†
These securities were fair valued based on procedures approved by the Board of
Trustees. As of March 31, 2025, these
securities represented less than 0.005% of the net assets of the Fund.
(a)
All or part of this security was on loan as of March 31, 2025. The total value of securities on loan as of March 31, 2025 was $70,210.
(b)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $2,430,000.
(d)
Securities were purchased with cash collateral held from securities on loan at March
31, 2025.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of March 31, 2025.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts Expiration Date Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index Futures Contracts 10 6/23/25 $ 1,013,550 $ (17,421)
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
iShares Russell 2000 ETF Goldman Sachs International 4/28/25 4.53% $ 1,487,454 $ (49,486)
Russell 2000 Index Goldman Sachs International 4/28/25 4.88% 1,569,290 (45,242)
$3,056,744 $(94,728)
iShares Russell 2000 ETF UBS AG 4/28/25 5.13% 1,730,246 (45,416)
Russell 2000 Index UBS AG 4/28/25 5.03% 8,435,939 (225,502)
$10,166,185 $(270,918)
$13,222,929 $(365,646)
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap
ProFund VP UltraSmall-Cap invested in the following industries as of March
31, 2025:
Value
% of Net
Assets
Aerospace & Defense $ 125,634 1.1%
Air Freight & Logistics 14,775 0.1%
Asset Management 219
NM
Automobile Components 92,805 0.8%
Automobiles 3,578
NM
Banks 933,785 8.2%
Beverages 34,934 0.3%
Biotechnology 710,348 6.2%
Broadline Retail 2,438
NM
Building Products 122,015 1.1%
Capital Markets 154,227 1.3%
Chemicals 138,720 1.2%
Commercial Services & Supplies 165,329 1.4%
Communications Equipment 54,930 0.5%
Construction & Engineering 131,934 1.2%
Construction Materials 22,380 0.2%
Consumer Finance 83,112 0.7%
Consumer Staples Distribution & Retail 95,718 0.8%
Containers & Packaging 22,501 0.2%
Distributors 3,501
NM
Diversified Consumer Services 103,477 0.9%
Diversified Telecommunication Services 47,084 0.4%
Electric Utilities 79,762 0.7%
Electrical Equipment 106,431 0.9%
Electronic Equipment, Instruments & Components 251,607 2.2%
Energy Equipment & Services 175,649 1.5%
Entertainment 44,534 0.4%
Equity REIT - Diversified 59,226 0.5%
Financial Services 249,374 2.2%
Food Products 85,600 0.7%
Gas & Water Utilities 15,670 0.1%
Gas Utilities 82,195 0.7%
Ground Transportation 34,215 0.3%
Health Care Equipment & Supplies 245,562 2.1%
Health Care Providers & Services 271,243 2.4%
Health Care REITs 76,295 0.7%
Health Care Technology 35,705 0.3%
Hotel & Resort REITs 61,009 0.5%
Hotels, Restaurants & Leisure 169,628 1.5%
Household Durables 177,666 1.6%
Household Products 28,644 0.3%
Independent Power/Renewable Electricity Producers 16,720 0.2%
Industrial Conglomerates 2,502
NM
Industrial REITs 40,345 0.3%
Insurance 203,097 1.8%
Interactive Media & Services 48,141 0.4%
IT Services 43,865 0.4%
Leisure Products 29,914 0.3%
Value
% of Net
Assets
Life Sciences Tools & Services $ 20,471 0.2%
Machinery 341,135 3.0%
Marine Transportation 24,206 0.2%
Media 65,679 0.6%
Medical Equipment & Devices 197
NM
Metals & Mining 142,944 1.2%
Mortgage REITs 87,328 0.7%
Multi-Utilities 43,995 0.4%
Office REITs 60,584 0.5%
Oil & Gas Producers 863
NM
Oil & Gas Services & Equipment 1,821
NM
Oil, Gas & Consumable Fuels 257,055 2.3%
Paper & Forest Products 9,948 0.1%
Passenger Airlines 33,548 0.3%
Personal Care Products 22,474 0.2%
Pharmaceuticals 168,536 1.5%
Professional Services 204,684 1.8%
Real Estate Management & Development 62,451 0.5%
Residential REITs 44,919 0.4%
Retail REITs 117,424 1.1%
Semiconductors & Semiconductor Equipment 179,289 1.6%
Software 511,526 4.5%
Specialized REITs 42,227 0.4%
Specialty Retail 172,359 1.5%
Technology Hardware, Storage & Peripherals 28,172 0.2%
Telecommunications 3,692
NM
Textiles, Apparel & Luxury Goods 42,237 0.4%
Tobacco 8,750 0.1%
Trading Companies & Distributors 222,476 2.0%
Transportation & Logistics 4,630
NM
Transportation Infrastructure 533
NM
Water Utilities 36,708 0.3%
Wireless Telecommunication Services 16,937 0.2%
Other
**
2,760,464 24.2%
Total $ 11,438,305 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Schedule of Portfolio Investments :: March 31, 2025 (unaudited)
ProFund VP U.S. Government Plus
m
U.S. Treasury Obligations (43.0%)
Principal
Amount Value
U.S. Treasury Bonds, 4.63%, 2/15/55 $ 2,840,000 $ 2,859,081
Total U.S. Treasury Obligations (Cost $2,792,601) 2,859,081
Repurchase Agreements
(a)(b)
(56.8%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $3,768,441 3,768,000 3,768,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,768,000) 3,768,000
TOTAL INVESTMENT SECURITIES
  (Cost $6,560,601)— 99.8% 6,627,081
Net other assets (liabilities) — 0.2% 10,848
NET ASSETS — 100.0% $ 6,637,929
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2025, the aggregate amount held in a segregated account was $55,000.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Citibank North America 4/15/25 4.56% $ 3,158,900 $ 18,809
30-Year U.S. Treasury Bond,
4.63%, due 2/15/55 Societe Generale 4/15/25 4.63% 2,257,804 13,802
$5,416,704 $32,611
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2025 (unaudited) :: Schedule of Portfolio Investments
ProFund VP Utilities
Common Stocks (97.4%)
Shares Value
Alliant Energy Corp. (Electric Utilities) 6,697 $ 430,952
Ameren Corp. (Multi-Utilities) 7,044 707,218
American Electric Power Co., Inc. (Electric Utilities) 13,916 1,520,601
American Water Works Co., Inc. (Water Utilities) 5,087 750,434
Atmos Energy Corp. (Gas Utilities) 4,143 640,425
CenterPoint Energy, Inc. (Multi-Utilities) 17,009 616,236
CMS Energy Corp. (Multi-Utilities) 7,798 585,708
Consolidated Edison, Inc. (Multi-Utilities) 9,042 999,955
Constellation Energy Corp. (Electric Utilities) 8,165 1,646,309
Dominion Energy, Inc. (Multi-Utilities) 21,923 1,229,222
DTE Energy Co. (Multi-Utilities) 5,409 747,902
Duke Energy Corp. (Electric Utilities) 20,253 2,470,258
Edison International (Electric Utilities) 10,104 595,328
Entergy Corp. (Electric Utilities) 11,192 956,804
Evergy, Inc. (Electric Utilities) 6,002 413,838
Eversource Energy (Electric Utilities) 9,573 594,579
Exelon Corp. (Electric Utilities) 26,235 1,208,909
FirstEnergy Corp. (Electric Utilities) 13,387 541,103
NextEra Energy, Inc. (Electric Utilities) 53,670 3,804,666
NiSource, Inc. (Multi-Utilities) 12,265 491,704
NRG Energy, Inc. (Electric Utilities) 5,287 504,697
PG&E Corp. (Electric Utilities) 57,250 983,555
Pinnacle West Capital Corp. (Electric Utilities) 2,967 282,607
PPL Corp. (Electric Utilities) 19,269 695,804
Public Service Enterprise Group, Inc. (Multi-Utilities) 13,003 1,070,147
Sempra (Multi-Utilities) 16,531 1,179,652
The AES Corp. (Independent Power/Renewable
Electricity Producers) 18,557 230,478
Common Stocks (97.4%), continued
Shares Value
The Southern Co. (Electric Utilities) 28,596 $ 2,629,402
Vistra Corp. (Independent Power/Renewable Electricity
Producers) 8,880 1,042,867
WEC Energy Group, Inc. (Multi-Utilities) 8,291 903,553
Xcel Energy, Inc. (Electric Utilities) 14,987 1,060,930
TOTAL COMMON STOCKS
  (Cost $11,821,138) 31,535,843
Repurchase Agreements
(a)
(2.3%)
Principal
Amount Value
Repurchase Agreements with various counterparties,
rates 4.09%-4.25%, dated 3/31/25, due 4/1/25, total to
be received $745,087 $ 745,000 745,000
TOTAL REPURCHASE AGREEMENTS
   (Cost $745,000) 745,000
TOTAL INVESTMENT SECURITIES
  (Cost $12,566,138)— 99.7% 32,280,843
Net other assets (liabilities) — 0.3% 105,633
NET ASSETS — 100.0% $ 32,386,476
(a)
The ProFund VP invests in Repurchase Agreements jointly with other funds in the
Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Total Return Swap Agreements—Long
Underlying Instrument Counterparty
Termination
Date
(1)
Rate Paid
(Received)
(2)
Notional Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P Utilities Select Sector Index Goldman Sachs International 4/23/25 5.08% $ 775,166 $ 4,709
(1)
Agreements may be terminated at will by either party without penalty.  Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of March 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Utilities invested in the following industries as of March 31, 2025:
Value
% of Net
Assets
Electric Utilities $ 20,340,341 62.8%
Gas Utilities 640,425 2.0%
Independent Power/Renewable Electricity Producers 1,273,345 3.9%
Multi-Utilities 8,531,298 26.4%
Water Utilities 750,434 2.3%
Other
**
850,633 2.6%
Total $ 32,386,476 100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Appendix :: March 31, 2025 (unaudited)
Repurchase agreements
Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.
As of March 31, 2025, the following ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.
Each repurchase agreement was fully collateralized by U.S. government securities as of March 31, 2025, as follows:
(1) U.S. Treasury Notes, 4.00%, due 2/15/2034, total value $21,772,397.
(2) U.S. Treasury Bonds, 1.875%, due 2/15/2051, total value $68,544,452.
(3) U.S. Treasury Notes, 3.625%, due 5/15/2026, total value $21,730,893.
(4) U.S. Treasury Notes, 4.125%, due 6/15/2026, total value $16,293,284.
(5) U.S. Treasury Notes, 1.25% to 1.875%, due 2/28/2027 to 6/30/2028, which had an aggregate value of $65,278,742.
(6) U.S. Treasury Notes, 4.00% to 4.25%, due 1/31/2026 to 2/29/2028, which had an aggregate value of $15,205,215.
Fund Name
Credit
Agricole,
4.23% dated
3/31/25, due
4/1/25
1
HSBC
Securities
(USA), Inc.,
4.25% dated
3/31/25, due
4/1/25
2
Natwest
Markets,
LLC, 4.22%
dated 3/31/25,
due 4/1/25
3
RBC Capital
Markets,
LLC, 4.14%
dated 3/31/25,
due 4/1/25
4
Societe
Generale,
4.22% dated
3/31/25, due
4/1/25
5
UMB Bank,
N.A., 4.09%
dated 3/31/25,
due 4/1/25
6
ProFund Access VP High Yield $1,528,000 $4,814,000 $1,528,000 $1,146,000 $4,584,000 $1,053,000
ProFund VP Bear 195,000 616,000 195,000 146,000 588,000 140,000
ProFund VP Biotechnology 46,000 145,000 46,000 34,000 138,000 34,000
ProFund VP Bull 670,000 2,110,000 670,000 502,000 2,010,000 468,000
ProFund VP Communication Services 17,000 55,000 17,000 13,000 53,000 15,000
ProFund VP Consumer Discretionary 31,000 99,000 31,000 23,000 95,000 25,000
ProFund VP Consumer Staples 33,000 106,000 33,000 25,000 101,000 25,000
ProFund VP Dow 30 35,000 116,000 35,000 26,000 110,000 34,000
ProFund VP Emerging Markets 20,000 63,000 20,000 14,000 60,000 20,000
ProFund VP Energy 128,000 405,000 128,000 96,000 385,000 91,000
ProFund VP Falling U.S. Dollar 65,000 207,000 65,000 49,000 198,000 52,000
ProFund VP Financials 27,000 86,000 27,000 20,000 82,000 22,000
ProFund VP Health Care 114,000 362,000 114,000 86,000 344,000 82,000
ProFund VP Industrials 16,000 52,000 16,000 12,000 49,000 14,000
ProFund VP International 1,435,000 4,523,000 1,435,000 1,076,000 4,308,000 996,000
ProFund VP Internet 7,000 23,000 7,000 5,000 22,000 7,000
ProFund VP Japan 1,284,000 4,046,000 1,284,000 963,000 3,853,000 886,000
ProFund VP Large-Cap Growth 12,000 39,000 12,000 9,000 37,000 11,000
ProFund VP Large-Cap Value 2,000 9,000 2,000 2,000 8,000 5,000
ProFund VP Materials 26,000 84,000 26,000 20,000 80,000 21,000
ProFund VP Mid-Cap 992,000 3,128,000 992,000 744,000 2,978,000 690,000
ProFund VP Mid-Cap Growth 3,000 12,000 3,000 2,000 11,000 6,000
ProFund VP Mid-Cap Value 3,000 11,000 3,000 2,000 10,000 6,000
ProFund VP Nasdaq-100 1,937,000 6,107,000 1,937,000 1,452,000 5,815,000 1,343,000
ProFund VP Pharmaceuticals 16,000 52,000 16,000 12,000 50,000 15,000
ProFund VP Precious Metals 3,594,000 11,322,000 3,594,000 2,695,000 10,784,000 2,479,000
ProFund VP Real Estate 10,000 31,000 10,000 7,000 30,000 9,000
ProFund VP Rising Rates Opportunity 840,000 2,647,000 840,000 629,000 2,522,000 584,000
ProFund VP Semiconductor 136,000 430,000 136,000 102,000 409,000 96,000
ProFund VP Short Dow 30 – 1,000 – – 1,000 3,000
ProFund VP Short Emerging Markets 43,000 135,000 43,000 31,000 129,000 35,000
ProFund VP Short International 39,000 125,000 39,000 29,000 119,000 34,000
ProFund VP Short Mid-Cap 12,000 40,000 12,000 8,000 38,000 17,000
ProFund VP Short Nasdaq-100 399,000 1,260,000 399,000 299,000 1,199,000 282,000
ProFund VP Short Small-Cap 98,000 311,000 98,000 74,000 297,000 73,000
ProFund VP Small-Cap 111,000 355,000 111,000 84,000 338,000 87,000
ProFund VP Small-Cap Growth 5,000 16,000 5,000 3,000 15,000 5,000
ProFund VP Small-Cap Value – 2,000 – – 2,000 5,000
ProFund VP Technology 99,000 314,000 99,000 74,000 299,000 71,000
ProFund VP UltraBull 730,000 2,304,000 730,000 548,000 2,194,000 511,000
ProFund VP UltraMid-Cap 178,000 565,000 178,000 133,000 537,000 133,000
ProFund VP UltraNasdaq-100 5,552,000 17,494,000 5,552,000 4,164,000 16,661,000 3,829,000
ProFund VP UltraShort Dow 30 – – – – – 1,000
ProFund VP UltraShort Nasdaq-100 36,000 118,000 36,000 27,000 112,000 35,000
ProFund VP UltraSmall-Cap 308,000 977,000 308,000 231,000 929,000 222,000
ProFund VP U.S. Government Plus 392,000 1,237,000 392,000 294,000 1,178,000 275,000
ProFund VP Utilities 77,000 244,000 77,000 58,000 233,000 56,000
$21,301,000 $67,198,000 $21,301,000 $15,969,000 $63,995,000 $14,903,000